UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-24019
Victory Portfolios IV
(Exact name of registrant as specified in charter)

15935 La Cantera Parkway, San Antonio, Texas 78256
(Address of principal executive offices) (ZIP code)

Christopher J. Kelley, Victory Capital Management Inc.
60 State Street, Boston, MA 02109
(Name and address of agent for service)
Registrant's telephone number, including area code:
(617) 742-7825
Date of fiscal year end:
October 31
Date of reporting period:
April 30, 2025
Item 1. Report to Stockholders.
(a) The registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

Victory Pioneer CAT Bond Fund
Class A / ACBAX
SEMI-ANNUAL SHAREHOLDER REPORT | April 30, 2025
This semi-annual shareholder report contains important information about Victory Pioneer CAT Bond Fund (the “Fund”) for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-225-6292. This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$81	1.60%^
^	Annualized
KEY FUND STATISTICS
(as of April 30, 2025)
Fund net assets	$902,681,916%
Total number of portfolio holdings	208^^
Portfolio turnover rate	5%
^^	Excluding short-term investments and all derivative contracts except for options purchased.
SECTOR DIVERSIFICATION BY RISK
(as of April 30, 2025)*
Event Linked Bonds	96.6
Collateralized Reinsurance	3.4
*	As a percentage of total investments excluding short-term investments and all derivative contracts except for options purchased.
Material Fund Changes
Effective May 2, 2025, after the end of the annual reporting period covered by this report, Pioneer CAT Bond Fund (the “Predecessor Fund”) reorganized with Victory Pioneer CAT Bond Fund (the “Reorganization”) pursuant to an agreement and plan of reorganization approved by the shareholders of the Predecessor Fund on April 28, 2025. The Predecessor Fund is the accounting survivor of the Reorganization. Accordingly, the Predecessor Fund’s performance and financial history have become the performance and financial history of the Fund.
In the Reorganization, shareholders holding Class A shares of the Predecessor Fund received Class A shares of the Fund.
Victory Capital Management Inc. (the “Adviser”) is the Fund’s investment adviser. Effective April 1, 2025, Amundi Asset Management US, Inc. (“Amundi US”), the Predecessor Fund’s investment adviser, was combined with Victory Capital Holdings, Inc., the parent company of the Adviser. All portfolio managers of Amundi US became employees of the Adviser.

Availability of Additional Information
Additional information about the Fund is available on vcm.com:
Full Financial Statements
Prospectus
Fund Holdings
Proxy Voting
Contact us at 800-225-6292.
Important notice to shareholders
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communications to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 800-225-6292 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
ACBAX-SAR-0625
Victory Capital Management

Victory Pioneer CAT Bond Fund
Class R6 / ACBKX
SEMI-ANNUAL SHAREHOLDER REPORT | April 30, 2025
This semi-annual shareholder report contains important information about Victory Pioneer CAT Bond Fund (the “Fund”) for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-225-6292. This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$65	1.28%^
^	Annualized
KEY FUND STATISTICS
(as of April 30, 2025)
Fund net assets	$902,681,916%
Total number of portfolio holdings	208^^
Portfolio turnover rate	5%
^^	Excluding short-term investments and all derivative contracts except for options purchased.
SECTOR DIVERSIFICATION BY RISK
(as of April 30, 2025)*
Event Linked Bonds	96.6
Collateralized Reinsurance	3.4
*	As a percentage of total investments excluding short-term investments and all derivative contracts except for options purchased.
Material Fund Changes
Effective May 2, 2025, after the end of the annual reporting period covered by this report, Pioneer CAT Bond Fund (the “Predecessor Fund”) reorganized with Victory Pioneer CAT Bond Fund (the “Reorganization”) pursuant to an agreement and plan of reorganization approved by the shareholders of the Predecessor Fund on April 28, 2025. The Predecessor Fund is the accounting survivor of the Reorganization. Accordingly, the Predecessor Fund’s performance and financial history have become the performance and financial history of the Fund.
In the Reorganization, shareholders holding Class K shares of the Predecessor Fund received Class R6 shares of the Fund.
Victory Capital Management Inc. (the “Adviser”) is the Fund’s investment adviser. Effective April 1, 2025, Amundi Asset Management US, Inc. (“Amundi US”), the Predecessor Fund’s investment adviser, was combined with Victory Capital Holdings, Inc., the parent company of the Adviser. All portfolio managers of Amundi US became employees of the Adviser.

Availability of Additional Information
Additional information about the Fund is available on vcm.com:
Full Financial Statements
Prospectus
Fund Holdings
Proxy Voting
Contact us at 800-225-6292.
Important notice to shareholders
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communications to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 800-225-6292 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
ACBKX-SAR-0625
Victory Capital Management

Victory Pioneer CAT Bond Fund
Class Y / CBYYX
SEMI-ANNUAL SHAREHOLDER REPORT | April 30, 2025
This semi-annual shareholder report contains important information about Victory Pioneer CAT Bond Fund (the “Fund”) for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-225-6292. This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$72	1.42%^
^	Annualized
KEY FUND STATISTICS
(as of April 30, 2025)
Fund net assets	$902,681,916%
Total number of portfolio holdings	208^^
Portfolio turnover rate	5%
^^	Excluding short-term investments and all derivative contracts except for options purchased.
SECTOR DIVERSIFICATION BY RISK
(as of April 30, 2025)*
Event Linked Bonds	96.6
Collateralized Reinsurance	3.4
*	As a percentage of total investments excluding short-term investments and all derivative contracts except for options purchased.
Material Fund Changes
Effective May 2, 2025, after the end of the annual reporting period covered by this report, Pioneer CAT Bond Fund (the “Predecessor Fund”) reorganized with Victory Pioneer CAT Bond Fund (the “Reorganization”) pursuant to an agreement and plan of reorganization approved by the shareholders of the Predecessor Fund on April 28, 2025. The Predecessor Fund is the accounting survivor of the Reorganization. Accordingly, the Predecessor Fund’s performance and financial history have become the performance and financial history of the Fund.
In the Reorganization, shareholders holding Class Y shares of the Predecessor Fund received Class Y shares of the Fund.
Victory Capital Management Inc. (the “Adviser”) is the Fund’s investment adviser. Effective April 1, 2025, Amundi Asset Management US, Inc. (“Amundi US”), the Predecessor Fund’s investment adviser, was combined with Victory Capital Holdings, Inc., the parent company of the Adviser. All portfolio managers of Amundi US became employees of the Adviser.

Availability of Additional Information
Additional information about the Fund is available on vcm.com:
Full Financial Statements
Prospectus
Fund Holdings
Proxy Voting
Contact us at 800-225-6292.
Important notice to shareholders
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communications to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 800-225-6292 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
CBYYX-SAR-0625
Victory Capital Management

Victory Pioneer Equity Income Fund
Class A / PEQIX
SEMI-ANNUAL SHAREHOLDER REPORT | April 30, 2025
This semi-annual shareholder report contains important information about Victory Pioneer Equity Income Fund (the “Fund”) for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-225-6292. This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$48	0.99%^
^	Annualized
KEY FUND STATISTICS
(as of April 30, 2025)
Fund net assets	$831,806,287%
Total number of portfolio holdings	60^^
Portfolio turnover rate	36%
^^	Excluding short-term investments and all derivative contracts except for options purchased.
SECTOR DISTRIBUTION
(as of April 30, 2025 )*
Financials	28.8%
Industrials	13.3%
Health Care	10.8%
Energy	9.4%
Consumer Staples	9.0%
Consumer Discretionary	7.9%
Communication Services	6.9%
Information Technology	6.6%
Utilities	2.7%
Basic Materials	2.6%
Real Estate	1.3%
Materials	0.7%
*	As a percentage of total investments excluding short-term investments and all derivative contracts except for options purchased.
Material Fund Changes
Effective April 1, 2025, Pioneer Equity Income Fund (the “Predecessor Fund”) reorganized with Victory Pioneer Equity Income Fund (the “Reorganization”) pursuant to an agreement and plan of reorganization approved by the shareholders of the Predecessor Fund on March 27, 2025. The Predecessor Fund is the accounting survivor of the Reorganization. Accordingly, the Predecessor Fund’s performance and financial history have become the performance and financial history of the Fund.
In the Reorganization, shareholders holding Class A shares of the Predecessor Fund received Class A shares of the Fund.
Victory Capital Management Inc. (the “Adviser”) is the Fund’s investment adviser. Effective April 1, 2025, Amundi Asset Management US, Inc. (“Amundi US”), the Predecessor Fund’s investment adviser, was combined with Victory Capital Holdings, Inc., the parent company of the Adviser. All portfolio managers of Amundi US became employees of the Adviser.
Availability of Additional Information
Additional information about the Fund is available on vcm.com:
Full Financial Statements
Prospectus
Fund Holdings
Proxy Voting
Contact us at 800-225-6292.
Important notice to shareholders
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communications to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 800-225-6292 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
PEQIX-SAR-0625
Victory Capital Management

Victory Pioneer Equity Income Fund
Class C / PCEQX
SEMI-ANNUAL SHAREHOLDER REPORT | April 30, 2025
This semi-annual shareholder report contains important information about Victory Pioneer Equity Income Fund (the “Fund”) for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-225-6292. This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$85	1.76%^
^	Annualized
KEY FUND STATISTICS
(as of April 30, 2025)
Fund net assets	$831,806,287%
Total number of portfolio holdings	60^^
Portfolio turnover rate	36%
^^	Excluding short-term investments and all derivative contracts except for options purchased.
SECTOR DISTRIBUTION
(as of April 30, 2025 )*
Financials	28.8%
Industrials	13.3%
Health Care	10.8%
Energy	9.4%
Consumer Staples	9.0%
Consumer Discretionary	7.9%
Communication Services	6.9%
Information Technology	6.6%
Utilities	2.7%
Basic Materials	2.6%
Real Estate	1.3%
Materials	0.7%
*	As a percentage of total investments excluding short-term investments and all derivative contracts except for options purchased.
Material Fund Changes
Effective April 1, 2025, Pioneer Equity Income Fund (the “Predecessor Fund”) reorganized with Victory Pioneer Equity Income Fund (the “Reorganization”) pursuant to an agreement and plan of reorganization approved by the shareholders of the Predecessor Fund on March 27, 2025. The Predecessor Fund is the accounting survivor of the Reorganization. Accordingly, the Predecessor Fund’s performance and financial history have become the performance and financial history of the Fund.
In the Reorganization, shareholders holding Class C shares of the Predecessor Fund received Class C shares of the Fund.
Victory Capital Management Inc. (the “Adviser”) is the Fund’s investment adviser. Effective April 1, 2025, Amundi Asset Management US, Inc. (“Amundi US”), the Predecessor Fund’s investment adviser, was combined with Victory Capital Holdings, Inc., the parent company of the Adviser. All portfolio managers of Amundi US became employees of the Adviser.
Availability of Additional Information
Additional information about the Fund is available on vcm.com:
Full Financial Statements
Prospectus
Fund Holdings
Proxy Voting
Contact us at 800-225-6292.
Important notice to shareholders
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communications to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 800-225-6292 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
PCEQX-SAR-0625
Victory Capital Management

Victory Pioneer Equity Income Fund
Class R / PQIRX
SEMI-ANNUAL SHAREHOLDER REPORT | April 30, 2025
This semi-annual shareholder report contains important information about Victory Pioneer Equity Income Fund (the “Fund”) for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-225-6292. This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R	$68	1.40%^
^	Annualized
KEY FUND STATISTICS
(as of April 30, 2025)
Fund net assets	$831,806,287%
Total number of portfolio holdings	60^^
Portfolio turnover rate	36%
^^	Excluding short-term investments and all derivative contracts except for options purchased.
SECTOR DISTRIBUTION
(as of April 30, 2025 )*
Financials	28.8%
Industrials	13.3%
Health Care	10.8%
Energy	9.4%
Consumer Staples	9.0%
Consumer Discretionary	7.9%
Communication Services	6.9%
Information Technology	6.6%
Utilities	2.7%
Basic Materials	2.6%
Real Estate	1.3%
Materials	0.7%
*	As a percentage of total investments excluding short-term investments and all derivative contracts except for options purchased.
Material Fund Changes
Effective April 1, 2025, Pioneer Equity Income Fund (the “Predecessor Fund”) reorganized with Victory Pioneer Equity Income Fund (the “Reorganization”) pursuant to an agreement and plan of reorganization approved by the shareholders of the Predecessor Fund on March 27, 2025. The Predecessor Fund is the accounting survivor of the Reorganization. Accordingly, the Predecessor Fund’s performance and financial history have become the performance and financial history of the Fund.
In the Reorganization, shareholders holding Class R shares of the Predecessor Fund received Class R shares of the Fund.
Victory Capital Management Inc. (the “Adviser”) is the Fund’s investment adviser. Effective April 1, 2025, Amundi Asset Management US, Inc. (“Amundi US”), the Predecessor Fund’s investment adviser, was combined with Victory Capital Holdings, Inc., the parent company of the Adviser. All portfolio managers of Amundi US became employees of the Adviser.
Availability of Additional Information
Additional information about the Fund is available on vcm.com:
Full Financial Statements
Prospectus
Fund Holdings
Proxy Voting
Contact us at 800-225-6292.
Important notice to shareholders
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communications to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 800-225-6292 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
PQIRX-SAR-0625
Victory Capital Management

Victory Pioneer Equity Income Fund
Class R6 / PEQKX
SEMI-ANNUAL SHAREHOLDER REPORT | April 30, 2025
This semi-annual shareholder report contains important information about Victory Pioneer Equity Income Fund (the “Fund”) for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-225-6292. This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$33	0.68%^
^	Annualized
KEY FUND STATISTICS
(as of April 30, 2025)
Fund net assets	$831,806,287%
Total number of portfolio holdings	60^^
Portfolio turnover rate	36%
^^	Excluding short-term investments and all derivative contracts except for options purchased.
SECTOR DISTRIBUTION
(as of April 30, 2025 )*
Financials	28.8%
Industrials	13.3%
Health Care	10.8%
Energy	9.4%
Consumer Staples	9.0%
Consumer Discretionary	7.9%
Communication Services	6.9%
Information Technology	6.6%
Utilities	2.7%
Basic Materials	2.6%
Real Estate	1.3%
Materials	0.7%
*	As a percentage of total investments excluding short-term investments and all derivative contracts except for options purchased.
Material Fund Changes
Effective April 1, 2025, Pioneer Equity Income Fund (the “Predecessor Fund”) reorganized with Victory Pioneer Equity Income Fund (the “Reorganization”) pursuant to an agreement and plan of reorganization approved by the shareholders of the Predecessor Fund on March 27, 2025. The Predecessor Fund is the accounting survivor of the Reorganization. Accordingly, the Predecessor Fund’s performance and financial history have become the performance and financial history of the Fund.
In the Reorganization, shareholders holding Class K shares of the Predecessor Fund received Class R6 shares of the Fund.
Victory Capital Management Inc. (the “Adviser”) is the Fund’s investment adviser. Effective April 1, 2025, Amundi Asset Management US, Inc. (“Amundi US”), the Predecessor Fund’s investment adviser, was combined with Victory Capital Holdings, Inc., the parent company of the Adviser. All portfolio managers of Amundi US became employees of the Adviser.
Availability of Additional Information
Additional information about the Fund is available on vcm.com:
Full Financial Statements
Prospectus
Fund Holdings
Proxy Voting
Contact us at 800-225-6292.
Important notice to shareholders
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communications to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 800-225-6292 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
PEQKX-SAR-0625
Victory Capital Management

Victory Pioneer Equity Income Fund
Class Y / PYEQX
SEMI-ANNUAL SHAREHOLDER REPORT | April 30, 2025
This semi-annual shareholder report contains important information about Victory Pioneer Equity Income Fund (the “Fund”) for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-225-6292. This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$39	0.80%^
^	Annualized
KEY FUND STATISTICS
(as of April 30, 2025)
Fund net assets	$831,806,287%
Total number of portfolio holdings	60^^
Portfolio turnover rate	36%
^^	Excluding short-term investments and all derivative contracts except for options purchased.
SECTOR DISTRIBUTION
(as of April 30, 2025 )*
Financials	28.8%
Industrials	13.3%
Health Care	10.8%
Energy	9.4%
Consumer Staples	9.0%
Consumer Discretionary	7.9%
Communication Services	6.9%
Information Technology	6.6%
Utilities	2.7%
Basic Materials	2.6%
Real Estate	1.3%
Materials	0.7%
*	As a percentage of total investments excluding short-term investments and all derivative contracts except for options purchased.
Material Fund Changes
Effective April 1, 2025, Pioneer Equity Income Fund (the “Predecessor Fund”) reorganized with Victory Pioneer Equity Income Fund (the “Reorganization”) pursuant to an agreement and plan of reorganization approved by the shareholders of the Predecessor Fund on March 27, 2025. The Predecessor Fund is the accounting survivor of the Reorganization. Accordingly, the Predecessor Fund’s performance and financial history have become the performance and financial history of the Fund.
In the Reorganization, shareholders holding Class Y shares of the Predecessor Fund received Class Y shares of the Fund.
Victory Capital Management Inc. (the “Adviser”) is the Fund’s investment adviser. Effective April 1, 2025, Amundi Asset Management US, Inc. (“Amundi US”), the Predecessor Fund’s investment adviser, was combined with Victory Capital Holdings, Inc., the parent company of the Adviser. All portfolio managers of Amundi US became employees of the Adviser.
Availability of Additional Information
Additional information about the Fund is available on vcm.com:
Full Financial Statements
Prospectus
Fund Holdings
Proxy Voting
Contact us at 800-225-6292.
Important notice to shareholders
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communications to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 800-225-6292 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
PYEQX-SAR-0625
Victory Capital Management

Victory Pioneer Equity Premium Income Fund
Class A / PMARX
SEMI-ANNUAL SHAREHOLDER REPORT | April 30, 2025
This semi-annual shareholder report contains important information about Victory Pioneer Equity Premium Income Fund (the “Fund”) (formerly, Pioneer Flexible Opportunities Fund) for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-225-6292. This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$59	1.20%^
^	Annualized
KEY FUND STATISTICS
(as of April 30, 2025)
Fund net assets	$108,911,911%
Total number of portfolio holdings	126^^
Portfolio turnover rate	35%
^^	Excluding short-term investments and all derivative contracts except for options purchased.
SECTOR DISTRIBUTION
(as of April 30, 2025 )*
Financials	41.2%
Information Technology	15.9%
Industrials	8.4%
Utilities	6.4%
Energy	5.9%
Consumer Discretionary	4.6%
Consumer Staples	4.3%
Communication Services	3.6%
Real Estate	3.3%
Basic Materials	2.9%
Consumer, Cyclical	2.1%
Materials	0.8%
Health Care	0.6%
Foreign Government	0.0%
*	As a percentage of total investments excluding short-term investments and all derivative contracts except for options purchased.
Material Fund Changes
Effective May 2, 2025, after the end of the semi-annual reporting period covered by this report, Pioneer Equity Premium Income Fund (the “Predecessor Fund”) reorganized with Victory Pioneer Equity Premium Income Fund (the “Reorganization”) pursuant to an agreement and plan of reorganization approved by the shareholders of the Predecessor Fund on April 28, 2025. The Predecessor Fund is the accounting survivor of the Reorganization. Accordingly, the Predecessor Fund’s performance and financial history have become the performance and financial history of the Fund.
In the Reorganization, shareholders holding Class A and Class R shares of the Predecessor Fund received Class A shares of the Fund.
Victory Capital Management Inc. (the “Adviser”) is the Fund’s investment adviser. Effective April 1, 2025, Amundi Asset Management US, Inc. (“Amundi US”), the Predecessor Fund’s investment adviser, was combined with Victory Capital Holdings, Inc., the parent company of the Adviser. All portfolio managers of Amundi US became employees of the Adviser.
Availability of Additional Information
Additional information about the Fund is available on vcm.com:
Full Financial Statements
Prospectus
Fund Holdings
Proxy Voting
Contact us at 800-225-6292.
Important notice to shareholders
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communications to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 800-225-6292 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
PMARX-SAR-0625
Victory Capital Management

Victory Pioneer Equity Premium Income Fund
Class C / PRRCX
SEMI-ANNUAL SHAREHOLDER REPORT | April 30, 2025
This semi-annual shareholder report contains important information about Victory Pioneer Equity Premium Income Fund (the “Fund”) (formerly, Pioneer Flexible Opportunities Fund) for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-225-6292. This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$97	1.99%^
^	Annualized
KEY FUND STATISTICS
(as of April 30, 2025)
Fund net assets	$108,911,911%
Total number of portfolio holdings	126^^
Portfolio turnover rate	35%
^^	Excluding short-term investments and all derivative contracts except for options purchased.
SECTOR DISTRIBUTION
(as of April 30, 2025 )*
Financials	41.2%
Information Technology	15.9%
Industrials	8.4%
Utilities	6.4%
Energy	5.9%
Consumer Discretionary	4.6%
Consumer Staples	4.3%
Communication Services	3.6%
Real Estate	3.3%
Basic Materials	2.9%
Consumer, Cyclical	2.1%
Materials	0.8%
Health Care	0.6%
Foreign Government	0.0%
*	As a percentage of total investments excluding short-term investments and all derivative contracts except for options purchased.
Material Fund Changes
Effective May 2, 2025, after the end of the semi-annual reporting period covered by this report, Pioneer Equity Premium Income Fund (the “Predecessor Fund”) reorganized with Victory Pioneer Equity Premium Income Fund (the “Reorganization”) pursuant to an agreement and plan of reorganization approved by the shareholders of the Predecessor Fund on April 28, 2025. The Predecessor Fund is the accounting survivor of the Reorganization. Accordingly, the Predecessor Fund’s performance and financial history have become the performance and financial history of the Fund.
In the Reorganization, shareholders holding Class C shares of the Predecessor Fund received Class C shares of the Fund.
Victory Capital Management Inc. (the “Adviser”) is the Fund’s investment adviser. Effective April 1, 2025, Amundi Asset Management US, Inc. (“Amundi US”), the Predecessor Fund’s investment adviser, was combined with Victory Capital Holdings, Inc., the parent company of the Adviser. All portfolio managers of Amundi US became employees of the Adviser.
Availability of Additional Information
Additional information about the Fund is available on vcm.com:
Full Financial Statements
Prospectus
Fund Holdings
Proxy Voting
Contact us at 800-225-6292.
Important notice to shareholders
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communications to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 800-225-6292 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
PRRCX-SAR-0625
Victory Capital Management

Victory Pioneer Equity Premium Income Fund
Class R6 / FLEKX
SEMI-ANNUAL SHAREHOLDER REPORT | April 30, 2025
This semi-annual shareholder report contains important information about Victory Pioneer Equity Premium Income Fund (the “Fund”) (formerly, Pioneer Flexible Opportunities Fund) for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-225-6292. This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$44	0.90%^
^	Annualized
KEY FUND STATISTICS
(as of April 30, 2025)
Fund net assets	$108,911,911%
Total number of portfolio holdings	126^^
Portfolio turnover rate	35%
^^	Excluding short-term investments and all derivative contracts except for options purchased.
SECTOR DISTRIBUTION
(as of April 30, 2025 )*
Financials	41.2%
Information Technology	15.9%
Industrials	8.4%
Utilities	6.4%
Energy	5.9%
Consumer Discretionary	4.6%
Consumer Staples	4.3%
Communication Services	3.6%
Real Estate	3.3%
Basic Materials	2.9%
Consumer, Cyclical	2.1%
Materials	0.8%
Health Care	0.6%
Foreign Government	0.0%
*	As a percentage of total investments excluding short-term investments and all derivative contracts except for options purchased.
Material Fund Changes
Effective May 2, 2025, after the end of the semi-annual reporting period covered by this report, Pioneer Equity Premium Income Fund (the “Predecessor Fund”) reorganized with Victory Pioneer Equity Premium Income Fund (the “Reorganization”) pursuant to an agreement and plan of reorganization approved by the shareholders of the Predecessor Fund on April 28, 2025. The Predecessor Fund is the accounting survivor of the Reorganization. Accordingly, the Predecessor Fund’s performance and financial history have become the performance and financial history of the Fund.
In the Reorganization, shareholders holding Class K shares of the Predecessor Fund received Class R6 shares of the Fund.
Victory Capital Management Inc. (the “Adviser”) is the Fund’s investment adviser. Effective April 1, 2025, Amundi Asset Management US, Inc. (“Amundi US”), the Predecessor Fund’s investment adviser, was combined with Victory Capital Holdings, Inc., the parent company of the Adviser. All portfolio managers of Amundi US became employees of the Adviser.
Availability of Additional Information
Additional information about the Fund is available on vcm.com:
Full Financial Statements
Prospectus
Fund Holdings
Proxy Voting
Contact us at 800-225-6292.
Important notice to shareholders
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communications to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 800-225-6292 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
FLEKX-SAR-0625
Victory Capital Management

Victory Pioneer Equity Premium Income Fund
Class Y / PMYRX
SEMI-ANNUAL SHAREHOLDER REPORT | April 30, 2025
This semi-annual shareholder report contains important information about Victory Pioneer Equity Premium Income Fund (the “Fund”) (formerly, Pioneer Flexible Opportunities Fund) for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-225-6292. This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$44	0.90%^
^	Annualized
KEY FUND STATISTICS
(as of April 30, 2025)
Fund net assets	$108,911,911%
Total number of portfolio holdings	126^^
Portfolio turnover rate	35%
^^	Excluding short-term investments and all derivative contracts except for options purchased.
SECTOR DISTRIBUTION
(as of April 30, 2025 )*
Financials	41.2%
Information Technology	15.9%
Industrials	8.4%
Utilities	6.4%
Energy	5.9%
Consumer Discretionary	4.6%
Consumer Staples	4.3%
Communication Services	3.6%
Real Estate	3.3%
Basic Materials	2.9%
Consumer, Cyclical	2.1%
Materials	0.8%
Health Care	0.6%
Foreign Government	0.0%
*	As a percentage of total investments excluding short-term investments and all derivative contracts except for options purchased.
Material Fund Changes
Effective May 2, 2025, after the end of the semi-annual reporting period covered by this report, Pioneer Equity Premium Income Fund (the “Predecessor Fund”) reorganized with Victory Pioneer Equity Premium Income Fund (the “Reorganization”) pursuant to an agreement and plan of reorganization approved by the shareholders of the Predecessor Fund on April 28, 2025. The Predecessor Fund is the accounting survivor of the Reorganization. Accordingly, the Predecessor Fund’s performance and financial history have become the performance and financial history of the Fund.
In the Reorganization, shareholders holding Class Y shares of the Predecessor Fund received Class Y shares of the Fund.
Victory Capital Management Inc. (the “Adviser”) is the Fund’s investment adviser. Effective April 1, 2025, Amundi Asset Management US, Inc. (“Amundi US”), the Predecessor Fund’s investment adviser, was combined with Victory Capital Holdings, Inc., the parent company of the Adviser. All portfolio managers of Amundi US became employees of the Adviser.
Availability of Additional Information
Additional information about the Fund is available on vcm.com:
Full Financial Statements
Prospectus
Fund Holdings
Proxy Voting
Contact us at 800-225-6292.
Important notice to shareholders
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communications to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 800-225-6292 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
PMYRX-SAR-0625
Victory Capital Management

Victory Pioneer Floating Rate Fund
Class A / FLARX
SEMI-ANNUAL SHAREHOLDER REPORT | April 30, 2025
This semi-annual shareholder report contains important information about Victory Pioneer Floating Rate Fund (the “Fund”) (successor to Pioneer Floating Rate Fund) for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-225-6292. This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$52	1.05%^
^	Annualized
KEY FUND STATISTICS
(as of April 30, 2025)
Fund net assets	$274,417,983%
Total number of portfolio holdings	253^^
Portfolio turnover rate	53%
^^	Excluding short-term investments and all derivative contracts except for options purchased.
PORTFOLIO DIVERSIFICATION
(as of April 30, 2025 ) *
Senior Secured Floating Rate Loan Interests	89.9%
Asset Backed Securities	4.3%
Corporate Bonds	3.7%
Insurance-Linked Securities	1.6%
Common Stocks	0.3%
Commercial Mortgage-Backed Securities	0.2%
Convertible Corporate Bonds†	0.0%
Right/Warrant†	0.0%
*	As a percentage of total investments excluding short-term investments and all derivative contracts except for options purchased.
†	Amount rounds to less than 0.1%.
Material Fund Changes
Effective May 2, 2025, after the end of the semi-annual reporting period covered by this report, Pioneer Floating Rate Fund (the “Predecessor Fund”) reorganized with Victory Floating Rate Fund (the “Reorganization”) pursuant to an agreement and plan of reorganization approved by the shareholders of the Predecessor Fund on April 28, 2025. The Predecessor Fund is the accounting survivor of the Reorganization. Accordingly, the Predecessor Fund’s performance and financial history have become the performance and financial history of the Fund.
In the Reorganization, shareholders holding Class A shares of the Predecessor Fund received Class A shares of the Fund.
Victory Capital Management Inc. (the “Adviser”) is the Fund’s investment adviser. Effective April 1, 2025, Amundi Asset Management US, Inc. (“Amundi US”), the Predecessor Fund’s investment adviser, was combined with Victory Capital Holdings, Inc., the parent company of the Adviser. All portfolio managers of Amundi US became employees of the Adviser.

Availability of Additional Information
Additional information about the Fund is available on vcm.com:
Full Financial Statements
Prospectus
Fund Holdings
Proxy Voting
Contact us at 800-225-6292.
Important notice to shareholders
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communications to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 800-225-6292 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
FLARX-SAR-0625
Victory Capital Management

Victory Pioneer Floating Rate Fund
Class C / FLRCX
SEMI-ANNUAL SHAREHOLDER REPORT | April 30, 2025
This semi-annual shareholder report contains important information about Victory Pioneer Floating Rate Fund (the “Fund”) (successor to Pioneer Floating Rate Fund) for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-225-6292. This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$89	1.79%^
^	Annualized
How did the Fund perform last year and what affected the Fund performance?
  For the fiscal year ended April 30, 2025, the Fund’s Class C shares at NAV returned 1.20%. For the same period, the Fund’s broad-based benchmark the Bloomberg US Aggregate Bond Total Return Index (the “Index”) returned 0.00%.
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Fund Performance
The line graph below shows the change in value of a $10,000 investment made in Class C shares of the Fund during the periods shown, compared to that of the Bloomberg US Aggregate Bond Total Return Index and the Morningstar LSTA US Performing Loan Total Return Index.
Call 1-800-225-6292 or visit https://www.amundi.com/usinvestors/Resources/Shareholder-Reports for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.
The performance data quoted represents past performance, which is no guarantee of future results.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
KEY FUND STATISTICS
(as of April 30, 2025)
Fund net assets	$274,417,983%
Total number of portfolio holdings	253^^
Portfolio turnover rate	53%
^^	Excluding short-term investments and all derivative contracts except for options purchased.
PORTFOLIO DIVERSIFICATION
(as of April 30, 2025 ) *
Senior Secured Floating Rate Loan Interests	89.9%
Asset Backed Securities	4.3%
Corporate Bonds	3.7%
Insurance-Linked Securities	1.6%
Common Stocks	0.3%
Commercial Mortgage-Backed Securities	0.2%
Convertible Corporate Bonds†	0.0%
Right/Warrant†	0.0%
*	As a percentage of total investments excluding short-term investments and all derivative contracts except for options purchased.
†	Amount rounds to less than 0.1%.
Material Fund Changes
Effective May 2, 2025, after the end of the semi-annual reporting period covered by this report, Pioneer Floating Rate Fund (the “Predecessor Fund”) reorganized with Victory Floating Rate Fund (the “Reorganization”) pursuant to an agreement and plan of reorganization approved by the shareholders of the Predecessor Fund on April 28, 2025. The Predecessor Fund is the accounting survivor of the Reorganization. Accordingly, the Predecessor Fund’s performance and financial history have become the performance and financial history of the Fund.
In the Reorganization, shareholders holding Class C shares of the Predecessor Fund received Class C shares of the Fund.
Victory Capital Management Inc. (the “Adviser”) is the Fund’s investment adviser. Effective April 1, 2025, Amundi Asset Management US, Inc. (“Amundi US”), the Predecessor Fund’s investment adviser, was combined with Victory Capital Holdings, Inc., the parent company of the Adviser. All portfolio managers of Amundi US became employees of the Adviser.

Availability of Additional Information
Additional information about the Fund is available on vcm.com:
Full Financial Statements
Prospectus
Fund Holdings
Proxy Voting
Contact us at 800-225-6292.
Important notice to shareholders
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communications to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 800-225-6292 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
FLRCX-SAR-0625
Victory Capital Management

Victory Pioneer Floating Rate Fund
Class Y / FLYRX
SEMI-ANNUAL SHAREHOLDER REPORT | April 30, 2025
This semi-annual shareholder report contains important information about Victory Pioneer Floating Rate Fund (the “Fund”) (successor to Pioneer Floating Rate Fund) for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-225-6292. This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$37	0.75%^
^	Annualized
How did the Fund perform last year and what affected the Fund performance?
  For the fiscal year ended April 30, 2025, the Fund’s Class Y shares at NAV returned 1.57%. For the same period, the Fund’s broad-based benchmark the Bloomberg US Aggregate Bond Total Return Index (the “Index”) returned 0.00%.
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Fund Performance
The line graph below shows the change in value of a $5 million investment made in Class Y shares of the Fund during the periods shown, compared to that of the Bloomberg US Aggregate Bond Total Return Index and the Morningstar LSTA US Performing Loan Total Return Index.
Call 1-800-225-6292 or visit https://www.amundi.com/usinvestors/Resources/Shareholder-Reports for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.
The performance data quoted represents past performance, which is no guarantee of future results.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
KEY FUND STATISTICS
(as of April 30, 2025)
Fund net assets	$274,417,983%
Total number of portfolio holdings	253^^
Portfolio turnover rate	53%
^^	Excluding short-term investments and all derivative contracts except for options purchased.
PORTFOLIO DIVERSIFICATION
(as of April 30, 2025 ) *
Senior Secured Floating Rate Loan Interests	89.9%
Asset Backed Securities	4.3%
Corporate Bonds	3.7%
Insurance-Linked Securities	1.6%
Common Stocks	0.3%
Commercial Mortgage-Backed Securities	0.2%
Convertible Corporate Bonds†	0.0%
Right/Warrant†	0.0%
*	As a percentage of total investments excluding short-term investments and all derivative contracts except for options purchased.
†	Amount rounds to less than 0.1%.
Material Fund Changes
Effective May 2, 2025, after the end of the semi-annual reporting period covered by this report, Pioneer Floating Rate Fund (the “Predecessor Fund”) reorganized with Victory Floating Rate Fund (the “Reorganization”) pursuant to an agreement and plan of reorganization approved by the shareholders of the Predecessor Fund on April 28, 2025. The Predecessor Fund is the accounting survivor of the Reorganization. Accordingly, the Predecessor Fund’s performance and financial history have become the performance and financial history of the Fund.
In the Reorganization, shareholders holding Class Y shares of the Predecessor Fund received Class Y shares of the Fund.
Victory Capital Management Inc. (the “Adviser”) is the Fund’s investment adviser. Effective April 1, 2025, Amundi Asset Management US, Inc. (“Amundi US”), the Predecessor Fund’s investment adviser, was combined with Victory Capital Holdings, Inc., the parent company of the Adviser. All portfolio managers of Amundi US became employees of the Adviser.

Availability of Additional Information
Additional information about the Fund is available on vcm.com:
Full Financial Statements
Prospectus
Fund Holdings
Proxy Voting
Contact us at 800-225-6292.
Important notice to shareholders
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communications to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 800-225-6292 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
FLYRX-SAR-0625
Victory Capital Management

Victory Pioneer High Yield Fund
Class A / TAHYX
SEMI-ANNUAL SHAREHOLDER REPORT | April 30, 2025
This semi-annual shareholder report contains important information about Victory Pioneer High Yield Fund (the “Fund”) for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-225-6292. This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$55	1.10%^
^	Annualized
KEY FUND STATISTICS
(as of April 30, 2025)
Fund net assets	$525,781,353%
Total number of portfolio holdings	253^^
Portfolio turnover rate	17%
^^	Excluding short-term investments and all derivative contracts except for options purchased.
PORTFOLIO DIVERSIFICATION
(as of April 30, 2025 ) *
Corporate Bonds	95.2%
U.S. Government and Agency Obligations	2.1%
Senior Secured Floating Rate Loan Interests	1.9%
Common Stocks	0.5%
Preferred Stock	0.3%
Collateralized Mortgage Obligations†	0.0%
Convertible Corporate Bonds†	0.0%
Rights/Warrants†	0.0%
Insurance-Linked Securities†	0.0%
Other	0.0%
*	As a percentage of total investments excluding short-term investments and all derivative contracts except for options purchased.
†	Amount rounds to less than 0.1%.
Material Fund Changes
Effective May 2, 2025, after the end of the semi-annual reporting period covered by this report, Pioneer High Yield Fund (the “Predecessor Fund”) reorganized with Victory High Yield Fund (the “Reorganization”) pursuant to an agreement and plan of reorganization approved by the shareholders of the Predecessor Fund on April 28, 2025. The Predecessor Fund is the accounting survivor of the Reorganization. Accordingly, the Predecessor Fund’s performance and financial history have become the performance and financial history of the Fund.
In the Reorganization, shareholders holding Class A shares of the Predecessor Fund received Class A and Class R shares of the Fund.
Victory Capital Management Inc. (the “Adviser”) is the Fund’s investment adviser. Effective April 1, 2025, Amundi Asset Management US, Inc. (“Amundi US”), the Predecessor Fund’s investment adviser, was combined with Victory Capital Holdings, Inc., the parent company of the Adviser. All portfolio managers of Amundi US became employees of the Adviser.
Availability of Additional Information
Additional information about the Fund is available on vcm.com:
Full Financial Statements
Prospectus
Fund Holdings
Proxy Voting
Contact us at 800-225-6292.
Important notice to shareholders
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communications to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 800-225-6292 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
TAHYX-SAR-0625
Victory Capital Management

Victory Pioneer High Yield Fund
Class C / PYICX
SEMI-ANNUAL SHAREHOLDER REPORT | April 30, 2025
This semi-annual shareholder report contains important information about Victory Pioneer High Yield Fund (the “Fund”) for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-225-6292. This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$93	1.88%^
^	Annualized
KEY FUND STATISTICS
(as of April 30, 2025)
Fund net assets	$525,781,353%
Total number of portfolio holdings	253^^
Portfolio turnover rate	17%
^^	Excluding short-term investments and all derivative contracts except for options purchased.
PORTFOLIO DIVERSIFICATION
(as of April 30, 2025 ) *
Corporate Bonds	95.2%
U.S. Government and Agency Obligations	2.1%
Senior Secured Floating Rate Loan Interests	1.9%
Common Stocks	0.5%
Preferred Stock	0.3%
Collateralized Mortgage Obligations†	0.0%
Convertible Corporate Bonds†	0.0%
Rights/Warrants†	0.0%
Insurance-Linked Securities†	0.0%
Other	0.0%
*	As a percentage of total investments excluding short-term investments and all derivative contracts except for options purchased.
†	Amount rounds to less than 0.1%.
Material Fund Changes
Effective May 2, 2025, after the end of the semi-annual reporting period covered by this report, Pioneer High Yield Fund (the “Predecessor Fund”) reorganized with Victory High Yield Fund (the “Reorganization”) pursuant to an agreement and plan of reorganization approved by the shareholders of the Predecessor Fund on April 28, 2025. The Predecessor Fund is the accounting survivor of the Reorganization. Accordingly, the Predecessor Fund’s performance and financial history have become the performance and financial history of the Fund.
In the Reorganization, shareholders holding Class C shares of the Predecessor Fund received Class C shares of the Fund.
Victory Capital Management Inc. (the “Adviser”) is the Fund’s investment adviser. Effective April 1, 2025, Amundi Asset Management US, Inc. (“Amundi US”), the Predecessor Fund’s investment adviser, was combined with Victory Capital Holdings, Inc., the parent company of the Adviser. All portfolio managers of Amundi US became employees of the Adviser.
Availability of Additional Information
Additional information about the Fund is available on vcm.com:
Full Financial Statements
Prospectus
Fund Holdings
Proxy Voting
Contact us at 800-225-6292.
Important notice to shareholders
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communications to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 800-225-6292 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
PYICX-SAR-0625
Victory Capital Management

Victory Pioneer High Yield Fund
Class Y / TYHYX
SEMI-ANNUAL SHAREHOLDER REPORT | April 30, 2025
This semi-annual shareholder report contains important information about Victory Pioneer High Yield Fund (the “Fund”) for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-225-6292. This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$42	0.85%^
^	Annualized
KEY FUND STATISTICS
(as of April 30, 2025)
Fund net assets	$525,781,353%
Total number of portfolio holdings	253^^
Portfolio turnover rate	17%
^^	Excluding short-term investments and all derivative contracts except for options purchased.
PORTFOLIO DIVERSIFICATION
(as of April 30, 2025 ) *
Corporate Bonds	95.2%
U.S. Government and Agency Obligations	2.1%
Senior Secured Floating Rate Loan Interests	1.9%
Common Stocks	0.5%
Preferred Stock	0.3%
Collateralized Mortgage Obligations†	0.0%
Convertible Corporate Bonds†	0.0%
Rights/Warrants†	0.0%
Insurance-Linked Securities†	0.0%
Other	0.0%
*	As a percentage of total investments excluding short-term investments and all derivative contracts except for options purchased.
†	Amount rounds to less than 0.1%.
Material Fund Changes
Effective May 2, 2025, after the end of the semi-annual reporting period covered by this report, Pioneer High Yield Fund (the “Predecessor Fund”) reorganized with Victory High Yield Fund (the “Reorganization”) pursuant to an agreement and plan of reorganization approved by the shareholders of the Predecessor Fund on April 28, 2025. The Predecessor Fund is the accounting survivor of the Reorganization. Accordingly, the Predecessor Fund’s performance and financial history have become the performance and financial history of the Fund.
In the Reorganization, shareholders holding Class Y shares of the Predecessor Fund received Class Y shares of the Fund.
Victory Capital Management Inc. (the “Adviser”) is the Fund’s investment adviser. Effective April 1, 2025, Amundi Asset Management US, Inc. (“Amundi US”), the Predecessor Fund’s investment adviser, was combined with Victory Capital Holdings, Inc., the parent company of the Adviser. All portfolio managers of Amundi US became employees of the Adviser.
Availability of Additional Information
Additional information about the Fund is available on vcm.com:
Full Financial Statements
Prospectus
Fund Holdings
Proxy Voting
Contact us at 800-225-6292.
Important notice to shareholders
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communications to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 800-225-6292 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
TYHYX-SAR-0625
Victory Capital Management

Victory Pioneer Mid Cap Value Fund
Class A / PCGRX
SEMI-ANNUAL SHAREHOLDER REPORT | April 30, 2025
This semi-annual shareholder report contains important information about Victory Pioneer Mid Cap Value Fund (the “Fund”) for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-225-6292. This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$53	1.11%^
^	Annualized
KEY FUND STATISTICS
(as of April 30, 2025)
Fund net assets	$642,207,501%
Total number of portfolio holdings	62^^
Portfolio turnover rate	12%
^^	Excluding short-term investments and all derivative contracts except for options purchased.
SECTOR DISTRIBUTION
(as of April 30, 2025 )*
Financials	25.2%
Industrials	12.9%
Consumer Discretionary	9.7%
Consumer Staples	8.8%
Energy	8.5%
Utilities	8.4%
Real Estate	7.7%
Information Technology	6.1%
Health Care	5.6%
Communication Services	3.4%
Basic Materials	3.2%
Materials	0.5%
*	As a percentage of total investments excluding short-term investments and all derivative contracts except for options purchased.
Material Fund Changes
Effective April 1, 2025, Pioneer Mid Cap Value Fund (the “Predecessor Fund”) reorganized with Victory Pioneer Mid Cap Value Fund (the “Reorganization”) pursuant to an agreement and plan of reorganization approved by the shareholders of the Predecessor Fund on March 27, 2025. The Predecessor Fund is the accounting survivor of the Reorganization. Accordingly, the Predecessor Fund’s performance and financial history have become the performance and financial history of the Fund.
In the Reorganization, shareholders holding Class A and Class R shares of the Predecessor Fund received Class A shares of the Fund.
Victory Capital Management Inc. (the “Adviser”) is the Fund’s investment adviser. Effective April 1, 2025, Amundi Asset Management US, Inc. (“Amundi US”), the Predecessor Fund’s investment adviser, was combined with Victory Capital Holdings, Inc., the parent company of the Adviser. All portfolio managers of Amundi US became employees of the Adviser.
Availability of Additional Information
Additional information about the Fund is available on vcm.com:
Full Financial Statements
Prospectus
Fund Holdings
Proxy Voting
Contact us at 800-225-6292.
Important notice to shareholders
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communications to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 800-225-6292 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
PCGRX-SAR-0625
Victory Capital Management

Victory Pioneer Mid Cap Value Fund
Class C / PCCGX
SEMI-ANNUAL SHAREHOLDER REPORT | April 30, 2025
This semi-annual shareholder report contains important information about Victory Pioneer Mid Cap Value Fund (the “Fund”) for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-225-6292. This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$92	1.92%^
^	Annualized
KEY FUND STATISTICS
(as of April 30, 2025)
Fund net assets	$642,207,501%
Total number of portfolio holdings	62^^
Portfolio turnover rate	12%
^^	Excluding short-term investments and all derivative contracts except for options purchased.
SECTOR DISTRIBUTION
(as of April 30, 2025 )*
Financials	25.2%
Industrials	12.9%
Consumer Discretionary	9.7%
Consumer Staples	8.8%
Energy	8.5%
Utilities	8.4%
Real Estate	7.7%
Information Technology	6.1%
Health Care	5.6%
Communication Services	3.4%
Basic Materials	3.2%
Materials	0.5%
*	As a percentage of total investments excluding short-term investments and all derivative contracts except for options purchased.
Material Fund Changes
Effective April 1, 2025, Pioneer Mid Cap Value Fund (the “Predecessor Fund”) reorganized with Victory Pioneer Mid Cap Value Fund (the “Reorganization”) pursuant to an agreement and plan of reorganization approved by the shareholders of the Predecessor Fund on March 27, 2025. The Predecessor Fund is the accounting survivor of the Reorganization. Accordingly, the Predecessor Fund’s performance and financial history have become the performance and financial history of the Fund.
In the Reorganization, shareholders holding Class C shares of the Predecessor Fund received Class C shares of the Fund.
Victory Capital Management Inc. (the “Adviser”) is the Fund’s investment adviser. Effective April 1, 2025, Amundi Asset Management US, Inc. (“Amundi US”), the Predecessor Fund’s investment adviser, was combined with Victory Capital Holdings, Inc., the parent company of the Adviser. All portfolio managers of Amundi US became employees of the Adviser.
Availability of Additional Information
Additional information about the Fund is available on vcm.com:
Full Financial Statements
Prospectus
Fund Holdings
Proxy Voting
Contact us at 800-225-6292.
Important notice to shareholders
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communications to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 800-225-6292 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
PCCGX-SAR-0625
Victory Capital Management

Victory Pioneer Mid Cap Value Fund
Class R6 / PMCKX
SEMI-ANNUAL SHAREHOLDER REPORT | April 30, 2025
This semi-annual shareholder report contains important information about Victory Pioneer Mid Cap Value Fund (the “Fund”) for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-225-6292. This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$39	0.82%^
^	Annualized
KEY FUND STATISTICS
(as of April 30, 2025)
Fund net assets	$642,207,501%
Total number of portfolio holdings	62^^
Portfolio turnover rate	12%
^^	Excluding short-term investments and all derivative contracts except for options purchased.
SECTOR DISTRIBUTION
(as of April 30, 2025 )*
Financials	25.2%
Industrials	12.9%
Consumer Discretionary	9.7%
Consumer Staples	8.8%
Energy	8.5%
Utilities	8.4%
Real Estate	7.7%
Information Technology	6.1%
Health Care	5.6%
Communication Services	3.4%
Basic Materials	3.2%
Materials	0.5%
*	As a percentage of total investments excluding short-term investments and all derivative contracts except for options purchased.
Material Fund Changes
Effective April 1, 2025, Pioneer Mid Cap Value Fund (the “Predecessor Fund”) reorganized with Victory Pioneer Mid Cap Value Fund (the “Reorganization”) pursuant to an agreement and plan of reorganization approved by the shareholders of the Predecessor Fund on March 27, 2025. The Predecessor Fund is the accounting survivor of the Reorganization. Accordingly, the Predecessor Fund’s performance and financial history have become the performance and financial history of the Fund.
In the Reorganization, shareholders holding Class K shares of the Predecessor Fund received Class R6 shares of the Fund.
Victory Capital Management Inc. (the “Adviser”) is the Fund’s investment adviser. Effective April 1, 2025, Amundi Asset Management US, Inc. (“Amundi US”), the Predecessor Fund’s investment adviser, was combined with Victory Capital Holdings, Inc., the parent company of the Adviser. All portfolio managers of Amundi US became employees of the Adviser.
Availability of Additional Information
Additional information about the Fund is available on vcm.com:
Full Financial Statements
Prospectus
Fund Holdings
Proxy Voting
Contact us at 800-225-6292.
Important notice to shareholders
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communications to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 800-225-6292 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
PMCKX-SAR-0625
Victory Capital Management

Victory Pioneer Mid Cap Value Fund
Class Y / PYCGX
SEMI-ANNUAL SHAREHOLDER REPORT | April 30, 2025
This semi-annual shareholder report contains important information about Victory Pioneer Mid Cap Value Fund (the “Fund”) for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-225-6292. This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$44	0.92%^
^	Annualized
KEY FUND STATISTICS
(as of April 30, 2025)
Fund net assets	$642,207,501%
Total number of portfolio holdings	62^^
Portfolio turnover rate	12%
^^	Excluding short-term investments and all derivative contracts except for options purchased.
SECTOR DISTRIBUTION
(as of April 30, 2025 )*
Financials	25.2%
Industrials	12.9%
Consumer Discretionary	9.7%
Consumer Staples	8.8%
Energy	8.5%
Utilities	8.4%
Real Estate	7.7%
Information Technology	6.1%
Health Care	5.6%
Communication Services	3.4%
Basic Materials	3.2%
Materials	0.5%
*	As a percentage of total investments excluding short-term investments and all derivative contracts except for options purchased.
Material Fund Changes
Effective April 1, 2025, Pioneer Mid Cap Value Fund (the “Predecessor Fund”) reorganized with Victory Pioneer Mid Cap Value Fund (the “Reorganization”) pursuant to an agreement and plan of reorganization approved by the shareholders of the Predecessor Fund on March 27, 2025. The Predecessor Fund is the accounting survivor of the Reorganization. Accordingly, the Predecessor Fund’s performance and financial history have become the performance and financial history of the Fund.
In the Reorganization, shareholders holding Class Y shares of the Predecessor Fund received Class Y shares of the Fund.
Victory Capital Management Inc. (the “Adviser”) is the Fund’s investment adviser. Effective April 1, 2025, Amundi Asset Management US, Inc. (“Amundi US”), the Predecessor Fund’s investment adviser, was combined with Victory Capital Holdings, Inc., the parent company of the Adviser. All portfolio managers of Amundi US became employees of the Adviser.
Availability of Additional Information
Additional information about the Fund is available on vcm.com:
Full Financial Statements
Prospectus
Fund Holdings
Proxy Voting
Contact us at 800-225-6292.
Important notice to shareholders
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communications to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 800-225-6292 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
PYCGX-SAR-0625
Victory Capital Management

ITEM 2. CODE OF ETHICS.

(a) Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

The registrant has adopted, as of the end of the period covered by this report, a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer and controller.

(b) For purposes of this Item, the term “code of ethics” means written standards that are reasonably designed to deter wrongdoing and to promote:

(1) Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

(2) Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

(3) Compliance with applicable governmental laws, rules, and regulations;

(4) The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

(5) Accountability for adherence to the code.

(c) The registrant must briefly describe the nature of any amendment, during the period covered by the report, to a provision of its code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item. The registrant must file a copy of any such amendment as an exhibit pursuant to Item 19(a), unless the registrant has elected to satisfy paragraph (f) of this Item by posting its code of ethics on its website pursuant to paragraph (f)(2) of this Item, or by undertaking to provide its code of ethics to any person without charge, upon request, pursuant to paragraph (f)(3) of this Item.

The registrant has made no amendments to the code of ethics during the period covered by this report.

(d) If the registrant has, during the period covered by the report, granted a waiver, including an implicit waiver, from a provision of the code of ethics to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this Item, the registrant must briefly describe the nature of the waiver, the name of the person to whom the waiver was granted, and the date of the waiver.

Not applicable.

(e) If the registrant intends to satisfy the disclosure requirement under paragraph (c) or (d) of this Item regarding an amendment to, or a waiver from, a provision of its code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item by posting such information on its Internet website, disclose the registrant’s Internet address and such intention.

Not applicable.

(f) The registrant must:

(1) File with the Commission, pursuant to Item 19(a)(1), a copy of its code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, as an exhibit to its annual report on this Form N-CSR (see attachment);

(2) Post the text of such code of ethics on its Internet website and disclose, in its most recent report on this Form N-CSR, its Internet address and the fact that it has posted such code of ethics on its Internet website; or

(3) Undertake in its most recent report on this Form N-CSR to provide to any person without charge, upon request, a copy of such code of ethics and explain the manner in which such request may be made. See Item 19(2)

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a) (1) Disclose that the registrant’s Board of Trustees has determined that the registrant either:

(i) Has at least one audit committee financial expert serving on its audit committee; or

(ii) Does not have an audit committee financial expert serving on its audit committee.

The registrant’s Board of Trustees has determined that the registrant has at least one audit committee financial expert.

(2) If the registrant provides the disclosure required by paragraph (a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is “independent.” In order to be considered “independent” for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the Board of Trustees, or any other board committee:

(i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

(ii) Be an “interested person” of the investment company as defined in Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19)).

Mr. Fred J. Ricciardi, an independent Trustee, is such an audit committee financial expert.

(3) If the registrant provides the disclosure required by paragraph (a)(1) (ii) of this Item, it must explain why it does not have an audit committee financial expert.

Not applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Disclose, under the caption AUDIT FEES, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

N/A

(b) Disclose, under the caption AUDIT-RELATED FEES, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

N/A

(c) Disclose, under the caption TAX FEES, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

N/A

(d) Disclose, under the caption ALL OTHER FEES, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

N/A

(e) (1) Disclose the audit committee’s pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

PIONEER FUNDS

APPROVAL OF AUDIT, AUDIT-RELATED, TAX AND OTHER SERVICES

PROVIDED BY THE INDEPENDENT AUDITOR

SECTION I - POLICY PURPOSE AND APPLICABILITY

The Pioneer Funds recognize the importance of maintaining the independence of their outside auditors. Maintaining independence is a shared responsibility involving Amundi Asset Management US, Inc., the audit committee and the independent auditors.

The Funds recognize that a Fund’s independent auditors: 1) possess knowledge of the Funds, 2) are able to incorporate certain services into the scope of the audit, thereby avoiding redundant work, cost and disruption of Fund personnel and processes, and 3) have expertise that has value to the Funds. As a result, there are situations where it is desirable to use the Fund’s independent auditors for services in addition to the annual audit and where the potential for conflicts of interests are minimal. Consequently, this policy, which is intended to comply with Rule 210.2-01(C)(7), sets forth guidelines and procedures to be followed by the Funds when retaining the independent audit firm to perform audit, audit-related tax and other services under those circumstances, while also maintaining independence.

Approval of a service in accordance with this policy for a Fund shall also constitute approval for any other Fund whose pre-approval is required pursuant to Rule 210.2-01(c)(7)(ii).

In addition to the procedures set forth in this policy, any non-audit services that may be provided consistently with Rule 210.2-01 may be approved by the Audit Committee itself and any pre-approval that may be waived in accordance with Rule 210.2-01(c)(7)(i)(C) is hereby waived.

Selection of a Fund’s independent auditors and their compensation shall be determined by the Audit Committee and shall not be subject to this policy.

SECTION II - POLICY

SERVICE CATEGORY	SERVICE CATEGORY DESCRIPTION	SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES

I. AUDIT SERVICES	Services that are directly related to performing the independent audit of the Funds	• Accounting research assistance
• SEC consultation, registration statements, and reporting
• Tax accrual related matters
• Implementation of new accounting standards
• Compliance letters (e.g. rating agency letters)
• Regulatory reviews and assistance regarding financial matters
• Semi-annual reviews (if requested)
• Comfort letters for closed end offerings
II. AUDIT-RELATED SERVICES

Services which are not prohibited under Rule 210.2-01(C)(4) (the “Rule”) and are related extensions of the audit services support the audit, or use the knowledge/expertise gained from the audit procedures as a foundation to complete the project. In most cases, if the Audit-Related Services are not performed by the Audit firm, the scope of the Audit Services would likely increase. The Services are typically well-defined and governed by accounting professional standards (AICPA, SEC, etc.)

• AICPA attest and agreed-upon procedures • Technology control assessments • Financial reporting control assessments • Enterprise security architecture assessment

AUDIT COMMITTEE APPROVAL POLICY	AUDIT COMMITTEE REPORTING POLICY

•  “One-time” pre-approval for the audit period for all pre-approved specific service subcategories. Approval of the independent auditors as auditors for a Fund shall constitute pre approval for these services.

• A summary of all such services and related fees reported at each regularly scheduled Audit Committee meeting.

• “One-time” pre-approval for the fund fiscal year within a specified dollar limit for all pre-approved specific service subcategories	• A summary of all such services and related fees (including comparison to specified dollar limits) reported quarterly.

• Specific approval is needed to exceed the pre-approved dollar limit for these services (see general Audit Committee approval policy below for details on obtaining specific approvals)

• Specific approval is needed to use the Fund’s auditors for Audit-Related Services not denoted as “pre-approved”, or to add a specific service subcategory as “pre-approved”

SECTION III - POLICY DETAIL, CONTINUED

SERVICE CATEGORY	SERVICE CATEGORY DESCRIPTION	SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES

III. TAX SERVICES	Services which are not prohibited by the Rule, if an officer of the Fund determines that using the Fund’s auditor to provide these services creates significant synergy in the form of efficiency, minimized disruption, or the ability to maintain a desired level of confidentiality.	• Tax planning and support • Tax controversy assistance • Tax compliance, tax returns, excise tax returns and support • Tax opinions

AUDIT COMMITTEE APPROVAL POLICY	AUDIT COMMITTEE REPORTING POLICY

•  “One-time” pre-approval for the fund fiscal year within a specified dollar limit

•  Specific approval is needed to exceed the pre-approved dollar limits for these services (see general Audit Committee approval policy below for details on obtaining specific approvals)

•  Specific approval is needed to use the Fund’s auditors for tax services not denoted as pre-approved, or to add a specific service subcategory as “pre-approved”

• A summary of all such services and related fees (including comparison to specified dollar limits) reported quarterly.

SECTION III - POLICY DETAIL, CONTINUED

SERVICE CATEGORY	SERVICE CATEGORY DESCRIPTION	SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES

IV. OTHER SERVICES A. SYNERGISTIC, UNIQUE QUALIFICATIONS	Services which are not prohibited by the Rule, if an officer of the Fund determines that using the Fund’s auditor to provide these services creates significant synergy in the form of efficiency, minimized disruption, the ability to maintain a desired level of confidentiality, or where the Fund’s auditors posses unique or superior qualifications to provide these services, resulting in superior value and results for the Fund.	• Business Risk Management support • Other control and regulatory compliance projects

AUDIT COMMITTEE APPROVAL POLICY	AUDIT COMMITTEE REPORTING POLICY

•  “One-time” pre-approval for the fund fiscal year within a specified dollar limit

•  Specific approval is needed to exceed the pre-approved dollar limits for these services (see general Audit Committee approval policy below for details on obtaining specific approvals)

•  Specific approval is needed to use the Fund’s auditors for “Synergistic” or “Unique Qualifications” Other Services not denoted as pre-approved to the left, or to add a specific service subcategory as “pre-approved”

• A summary of all such services and related fees (including comparison to specified dollar limits) reported quarterly.

SECTION III - POLICY DETAIL, CONTINUED

SERVICE CATEGORY	SERVICE CATEGORY DESCRIPTION	SPECIFIC PROHIBITED SERVICE SUBCATEGORIES

PROHIBITED SERVICES	Services which result in the auditors losing independence status under the Rule.

1.  Bookkeeping or other services related to the accounting records or financial statements of the audit client*

2.  Financial information systems design and implementation*

3.  Appraisal or valuation services, fairness* opinions, or contribution-in-kind reports

4.  Actuarial services (i.e., setting actuarial reserves versus actuarial audit work)*

5.  Internal audit outsourcing services*

6.  Management functions or human resources

7.  Broker or dealer, investment advisor, or investment banking services

8.  Legal services and expert services unrelated to the audit

9.  Any other service that the Public Company Accounting Oversight Board determines, by regulation, is impermissible

AUDIT COMMITTEE APPROVAL POLICY	AUDIT COMMITTEE REPORTING POLICY

•  These services are not to be performed with the exception of the(*) services that may be permitted if they would not be subject to audit procedures at the audit client (as defined in rule 2-01(f)(4)) level the firm providing the service.

• A summary of all services and related fees reported at each regularly scheduled Audit Committee meeting will serve as continual confirmation that has not provided any restricted services.

GENERAL AUDIT COMMITTEE APPROVAL POLICY:

•	For all projects, the officers of the Funds and the Fund’s auditors will each make an assessment to determine that any proposed projects will not impair independence.

•

Potential services will be classified into the four non-restricted service categories and the “Approval of Audit, Audit-Related, Tax and Other Services” Policy above will be applied. Any services outside the specific pre-approved service subcategories set forth above must be specifically approved by the Audit Committee.

•	At least quarterly, the Audit Committee shall review a report summarizing the services by service category, including fees, provided by the Audit firm as set forth in the above policy.

(2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

N/A

(f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountants engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

N/A

(g) Disclose the aggregate non-audit fees billed by the registrants accountant for services rendered to the registrant, and rendered to the registrants investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

N/A

(h) Disclose whether the registrants audit committee of the Board of Trustees has considered whether the provision of non-audit services that were rendered to the registrants investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

The Fund’s audit committee of the Board of Trustees has considered whether the provision of non-audit services that were rendered to the Affiliates (as defined) that were not pre- approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

N/A

(i) A registrant identified by the Commission pursuant to Section 104(i)(2)(A) of the Sarbanes-Oxley Act of 2002 (15 U.S.C. 7214(i)(2)(A)), as having retained, for the preparation of the audit report on its financial statements included in the Form NCSR, a registered public accounting firm that has a branch or office that is located in a foreign jurisdiction and that the Public Company Accounting Oversight Board has determined it is unable to inspect or investigate completely because of a position taken by an authority in the foreign jurisdiction must electronically submit to the Commission on a supplemental basis documentation that establishes that the registrant is not owned or controlled by a governmental entity in the foreign jurisdiction. The registrant must submit this documentation on or before the due date for this form. A registrant that is owned or controlled by a foreign governmental entity is not required to submit such documentation.

N/A

(j) A registrant that is a foreign issuer, as defined in 17 CFR 240.3b-4, identified by the Commission pursuant to Section 104(i)(2)(A) of the Sarbanes-Oxley Act of 2002 (15 U.S.C. 7214(i)(2)(A)), as having retained, for the preparation of the audit report on its financial statements included in the Form N-CSR, a registered public accounting firm that has a branch or office that is located in a foreign jurisdiction and that the Public Company Accounting Oversight Board has determined it is unable to inspect or investigate completely because of a position taken by an authority in the foreign jurisdiction, for each year in which the registrant is so identified, must provide the below disclosures. Also, any such identified foreign issuer that uses a variable-interest entity or any similar structure that results in additional foreign entities being consolidated in the financial statements of the registrant is required to provide the below disclosures for itself and its consolidated foreign operating entity or entities. A registrant must disclose:

(1) That, for the immediately preceding annual financial statement period, a registered public accounting firm that the PCAOB was unable to inspect or investigate completely, because of a position taken by an authority in the foreign jurisdiction, issued an audit report for the registrant;

N/A

(2) The percentage of shares of the registrant owned by governmental entities in the foreign jurisdiction in which the registrant is incorporated or otherwise organized;

N/A

(3) Whether governmental entities in the applicable foreign jurisdiction with respect to that registered public accounting firm have a controlling financial interest with respect to the registrant; N/A

(4) The name of each official of the Chinese Communist Party who is a member of the board of directors of the registrant or the operating entity with respect to the registrant;

N/A

(5) Whether the articles of incorporation of the registrant (or equivalent organizing document) contains any charter of the Chinese Communist Party, including the text of any such charter.

N/A

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

(a) If the registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act (17 CFR 240.10A-3), state whether or not the registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act (15 U.S.C. 78c(a)(58)(A)). If the registrant has such a committee, however designated, identify each committee member. If the entire board of directors is acting as the registrant’s audit committee as specified in Section 3(a)(58)(B) of the Exchange Act (15 U.S.C. 78c(a)(58)(B)), so state.

N/A

(b) If applicable, provide the disclosure required by Rule 10A-3(d) under the Exchange Act (17 CFR 240.10A-3(d)) regarding an exemption from the listing standards for audit committees.

N/A

ITEM 6. SCHEDULE OF INVESTMENTS.

File Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period as set forth in 210.1212 of Regulation S-X [17 CFR 210.12-12], unless the schedule is included as part of the report to shareholders filed under Item 7 of this Form.

Included in Item 7

ITEM 7. FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Victory Pioneer CAT Bond Fund*
(successor to Pioneer CAT Bond Fund)*
Semi-Annual: Full Financials
April 30, 2025
* Effective May 2, 2025, after the end of the semi-annual reporting period covered by this report, Pioneer CAT Bond Fund (the “Predecessor Fund”) reorganized with Victory Pioneer CAT Bond Fund (the “Reorganization”). The Predecessor Fund is the accounting survivor of the Reorganization. Accordingly, the Predecessor Fund’s performance and financial history have become the performance and financial history of the Victory Pioneer CAT Bond Fund.

visit us: vcm.com

Victory Pioneer CAT Bond Fund | Semi-Annual | 4/30/251

Schedule of Investments  |  4/30/25
(unaudited)

Principal Amount USD ($)		Value
	Insurance-Linked Securities — 93.5% of Net Assets#
	Event Linked Bonds — 90.3%
	Earthquake – Canada — 1.3%
11,750,000(a)	Ursa Re, 11.786%, (3 Month U.S. Treasury Bill + 750 bps), 2/22/28 (144A)	$ 11,862,800
	Earthquakes – California — 6.1%
1,760,000(a)	Sutter Re, 11.026%, (3 Month U.S. Treasury Bill + 675 bps), 6/19/26 (144A)	$ 1,805,584
7,000,000(a)	Sutter Re, 14.023%, (3 Month U.S. Treasury Bill + 975 bps), 6/19/26 (144A)	7,301,700
8,250,000(a)	Torrey Pines Re, 8.036%, (1 Month U.S. Treasury Bill + 375 bps), 6/7/28 (144A)	8,249,493
10,750,000(a)	Torrey Pines Re, 8.776%, (1 Month U.S. Treasury Bill + 450 bps), 6/7/28 (144A)	10,749,684
8,125,000(a)	Torrey Pines Re, 9.489%, (3 Month U.S. Treasury Bill + 522 bps), 6/5/26 (144A)	8,302,125
500,000(a)	Torrey Pines Re, 10.273%, (1 Month U.S. Treasury Bill + 600 bps), 6/7/27 (144A)	519,850
6,250,000(a)	Torrey Pines Re, 10.776%, (1 Month U.S. Treasury Bill + 650 bps), 6/7/28 (144A)	6,249,977
325,000(a)	Torrey Pines Re, 11.536%, (1 Month U.S. Treasury Bill + 725 bps), 6/7/27 (144A)	339,820
1,750,000(a)	Ursa Re, 9.776%, (3 Month U.S. Treasury Bill + 550 bps), 12/7/26 (144A)	1,815,625
5,000,000(a)	Ursa Re, 13.026%, (3 Month U.S. Treasury Bill + 875 bps), 12/7/26 (144A)	5,228,000
4,250,000(a)	Ursa Re, 13.536%, (3 Month U.S. Treasury Bill + 925 bps), 12/7/26 (144A)	4,465,475
		$55,027,333

	Earthquakes – Chile — 0.2%
250,000(a)	International Bank for Reconstruction & Development, 9.151%, (SOFR + 479 bps), 3/31/26 (144A)	$ 253,625
1,500,000(a)	Maschpark Re, 7.776%, (1 Month U.S. Treasury Bill + 350 bps), 1/10/28 (144A)	1,520,550
		$1,774,175

	Earthquakes - Europe — 0.1%
EUR1,000,000(a)	Azzurro Re II, 8.626%, (3 Month EURIBOR + 639 bps), 4/20/28 (144A)	$ 1,147,917
The accompanying notes are an integral part of these financial statements.
2Victory Pioneer CAT Bond Fund | Semi-Annual | 4/30/25

Principal Amount USD ($)		Value
	Earthquakes - Japan — 1.1%
2,000,000(a)	Nakama Re, 6.378%, (3 Month U.S. Treasury Bill + 210 bps), 4/23/30 (144A)	$ 1,998,000
8,000,000(a)	Nakama Re, 6.636%, (3 Month U.S. Treasury Bill + 235 bps), 4/4/29 (144A)	8,070,400
		$10,068,400

	Earthquakes – Mexico — 0.2%
1,500,000(a)	International Bank for Reconstruction & Development, 8.583%, (SOFR + 422 bps), 4/24/28 (144A)	$ 1,540,350
500,000(a)	International Bank for Reconstruction & Development, 15.583%, (SOFR + 1,122 bps), 4/24/28 (144A)	502,500
		$2,042,850

	Earthquakes – U.S. — 4.1%
9,250,000(a)	Acorn Re, 7.376%, (1 Month U.S. Treasury Bill + 310 bps), 11/7/25 (144A)	$ 9,270,350
5,750,000(a)	Acorn Re, 7.376%, (1 Month U.S. Treasury Bill + 310 bps), 11/5/27 (144A)	5,798,875
5,500,000(a)	Logistics Re, 10.284%, (1 Month U.S. Treasury Bill + 600 bps), 12/21/27 (144A)	5,588,550
250,000(a)	Nakama Re, 6.591%, (3 Month Term SOFR + 250 bps), 5/9/28 (144A)	252,800
1,000,000(a)	Ursa Re, 9.776%, (3 Month U.S. Treasury Bill + 550 bps), 12/6/25 (144A)	1,014,700
1,500,000(a)	Ursa Re II, 9.276%, (3 Month U.S. Treasury Bill + 500 bps), 6/16/25 (144A)	1,500,450
10,500,000(a)	Veraison Re, 7.776%, (1 Month U.S. Treasury Bill + 350 bps), 3/8/28 (144A)	10,397,100
2,000,000(a)	Veraison Re, 9.024%, (3 Month U.S. Treasury Bill + 474 bps), 3/8/27 (144A)	2,049,600
1,250,000(a)	Veraison Re, 9.276%, (1 Month U.S. Treasury Bill + 500 bps), 3/8/28 (144A)	1,243,125
		$37,115,550

	Earthquakes – U.S. & Canada — 0.8%
7,000,000(a)	3264 Re, 7.276%, (3 Month U.S. Treasury Bill + 300 bps), 2/7/28 (144A)	$ 7,009,800
	Flood – U.S. — 1.5%
7,750,000(a)	FloodSmart Re, 18.286%, (3 Month U.S. Treasury Bill + 1,400 bps), 3/12/27 (144A)	$ 7,903,450
1,000,000(a)	FloodSmart Re, 21.436%, (1 Month U.S. Treasury Bill + 1,715 bps), 3/11/26 (144A)	984,600
The accompanying notes are an integral part of these financial statements.
Victory Pioneer CAT Bond Fund | Semi-Annual | 4/30/253

Schedule of Investments  |  4/30/25
(unaudited) (continued)
Principal Amount USD ($)		Value
	Flood – U.S. — (continued)
4,500,000(a)	FloodSmart Re, 21.536%, (3 Month U.S. Treasury Bill + 1,725 bps), 3/12/27 (144A)	$ 4,365,900
250,000(a)	FloodSmart Re, 26.676%, (1 Month U.S. Treasury Bill + 2,240 bps), 3/11/26 (144A)	209,250
		$13,463,200

	Health – U.S. — 0.7%
500,000(a)	Vitality Re XIII, 6.273%, (3 Month U.S. Treasury Bill + 200 bps), 1/6/26 (144A)	$ 500,950
1,000,000(a)	Vitality Re XV, 6.786%, (3 Month U.S. Treasury Bill + 250 bps), 1/7/28 (144A)	1,019,700
500,000(a)	Vitality Re XV, 7.786%, (3 Month U.S. Treasury Bill + 350 bps), 1/7/28 (144A)	515,900
750,000(a)	Vitality Re XVI, 6.026%, (3 Month U.S. Treasury Bill + 175 bps), 1/8/29 (144A)	750,150
750,000(a)	Vitality Re XVI, 6.526%, (3 Month U.S. Treasury Bill + 225 bps), 1/8/29 (144A)	750,375
2,750,000(a)	Vitality Re XVI, 8.026%, (3 Month U.S. Treasury Bill + 375 bps), 1/8/29 (144A)	2,751,650
		$6,288,725

	Multiperil – Canada — 0.3%
CAD4,250,000(a)	MMIFS Re, 5.572%, (CAONINDX + 282 bps), 1/10/28 (144A)	$ 3,071,123
	Multiperil – Florida — 0.1%
1,000,000(a)	Sanders Re, 12.426%, (3 Month U.S. Treasury Bill + 814 bps), 6/5/26 (144A)	$ 1,037,100
	Multiperil – Puerto Rico — 0.1%
500,000(a)	Puerto Rico Parametric Re, 13.276%, (1 Month U.S. Treasury Bill + 900 bps), 6/7/27 (144A)	$ 517,850
	Multiperil – U.S. — 24.5%
2,250,000(a)	Aquila Re, 9.776%, (3 Month U.S. Treasury Bill + 550 bps), 6/7/27 (144A)	$ 2,284,875
3,750,000(a)	Aquila Re, 13.276%, (3 Month U.S. Treasury Bill + 900 bps), 6/7/27 (144A)	3,872,250
3,000,000(a)	Atela Re, Ltd., 18.526%, (3 Month U.S. Treasury Bill + 1,425 bps), 5/9/27 (144A)	3,227,400
750,000(a)	Baldwin Re, 8.773%, (3 Month U.S. Treasury Bill + 450 bps), 7/7/27 (144A)	760,500
9,750,000(a)	Bonanza Re, 8.026%, (3 Month U.S. Treasury Bill + 375 bps), 12/19/27 (144A)	9,637,875
16,000,000(a)	Bonanza Re, 9.786%, (3 Month U.S. Treasury Bill + 550 bps), 12/19/27 (144A)	16,027,200
The accompanying notes are an integral part of these financial statements.
4Victory Pioneer CAT Bond Fund | Semi-Annual | 4/30/25

Principal Amount USD ($)		Value
	Multiperil – U.S. — (continued)
5,250,000(a)	Foundation Re, 10.523%, (3 Month U.S. Treasury Bill + 625 bps), 1/8/27 (144A)	$ 5,301,975
9,120,000(a)	Four Lakes Re, 9.786%, (3 Month U.S. Treasury Bill + 550 bps), 1/7/28 (144A)	9,071,664
3,250,000(a)	Four Lakes Re, 10.023%, (3 Month U.S. Treasury Bill + 575 bps), 1/7/27 (144A)	3,303,625
250,000(a)	Four Lakes Re, 10.736%, (3 Month U.S. Treasury Bill + 646 bps), 1/7/26 (144A)	251,925
8,000,000(a)	Four Lakes Re, 12.523%, (3 Month U.S. Treasury Bill + 825 bps), 1/7/28 (144A)	7,968,800
2,750,000(a)	Four Lakes Re, 13.773%, (3 Month U.S. Treasury Bill + 950 bps), 1/7/27 (144A)	2,848,725
9,000,000(a)	Fuchsia 2024-1 , 9.286%, (3 Month U.S. Treasury Bill + 500 bps), 4/6/28 (144A)	9,036,000
6,000,000(a)	Herbie Re, 10.284%, (3 Month U.S. Treasury Bill + 600 bps), 1/7/28 (144A)	5,761,800
5,000,000(a)	Herbie Re, 11.536%, (3 Month U.S. Treasury Bill + 725 bps), 1/8/29 (144A)	4,992,000
1,500,000(a)	Herbie Re, 13.273%, (3 Month U.S. Treasury Bill + 900 bps), 1/7/28 (144A)	1,436,400
2,000,000(a)	Herbie Re, 15.036%, (3 Month U.S. Treasury Bill + 1,075 bps), 1/8/29 (144A)	2,030,200
1,500,000(a)	Herbie Re, 27.286%, (3 Month U.S. Treasury Bill + 2,300 bps), 1/8/27 (144A)	1,450,350
1,500,000(a)	High Point Re, 10.026%, (3 Month U.S. Treasury Bill + 575 bps), 1/6/27 (144A)	1,507,350
2,100,000(a)	Hypatia Re, 14.776%, (3 Month U.S. Treasury Bill + 1,050 bps), 4/8/26 (144A)	2,180,640
1,275,000(a)	Merna Re II, 11.526%, (3 Month U.S. Treasury Bill + 725 bps), 7/7/27 (144A)	1,327,020
5,625,000(a)	Merna Re II, 11.806%, (3 Month U.S. Treasury Bill + 753 bps), 7/7/25 (144A)	5,667,187
350,000(a)	Merna Re II, 12.026%, (3 Month U.S. Treasury Bill + 775 bps), 7/7/26 (144A)	358,225
5,000,000(a)	Merna Re II, 12.776%, (3 Month U.S. Treasury Bill + 850 bps), 7/7/27 (144A)	5,078,000
5,000,000(a)	Mystic Re, 8.286%, (3 Month U.S. Treasury Bill + 400 bps), 1/10/28 (144A)	4,975,000
1,750,000(a)	Mystic Re, 14.536%, (3 Month U.S. Treasury Bill + 1,025 bps), 1/10/28 (144A)	1,778,700
19,950,000(a)	Mystic Re, 16.286%, (3 Month U.S. Treasury Bill + 1,200 bps), 1/8/27 (144A)	20,819,820
750,000(a)	Mystic Re, 18.273%, (3 Month U.S. Treasury Bill + 1,400 bps), 1/10/28 (144A)	262,500
The accompanying notes are an integral part of these financial statements.
Victory Pioneer CAT Bond Fund | Semi-Annual | 4/30/255

Schedule of Investments  |  4/30/25
(unaudited) (continued)
Principal Amount USD ($)		Value
	Multiperil – U.S. — (continued)
5,000,000(a)	Residential Re, 9.526%, (3 Month U.S. Treasury Bill + 525 bps), 12/6/28 (144A)	$ 5,043,500
500,000(a)	Residential Re, 10.323%, (3 Month U.S. Treasury Bill + 605 bps), 12/6/25 (144A)	487,400
9,500,000(a)	Residential Re, 11.273%, (3 Month U.S. Treasury Bill + 700 bps), 12/6/28 (144A)	9,608,300
2,500,000(a)	Residential Re, 16.293%, (3 Month U.S. Treasury Bill + 1,202 bps), 12/6/25 (144A)	2,345,000
8,000,000(a)	Residential Re, 17.526%, (3 Month U.S. Treasury Bill + 1,325 bps), 12/6/28 (144A)	8,398,400
2,250,000(a)	Sanders Re, 8.276%, (3 Month U.S. Treasury Bill + 400 bps), 4/7/28 (144A)	2,247,750
12,575,000(a)	Sanders Re, 8.286%, (3 Month U.S. Treasury Bill + 400 bps), 4/7/29 (144A)	12,366,255
1,500,000(a)	Sanders Re, 8.526%, (3 Month U.S. Treasury Bill + 425 bps), 4/8/30 (144A)	1,498,500
2,250,000(a)	Sanders Re, 8.776%, (3 Month U.S. Treasury Bill + 450 bps), 4/7/28 (144A)	2,249,772
2,250,000(a)	Sanders Re, 9.026%, (3 Month U.S. Treasury Bill + 475 bps), 4/8/30 (144A)	2,247,750
18,000,000(a)	Sanders Re, 9.536%, (3 Month U.S. Treasury Bill + 525 bps), 4/7/29 (144A)	17,955,000
7,750,000(a)	Sanders Re, 10.036%, (3 Month U.S. Treasury Bill + 575 bps), 4/7/28 (144A)	7,991,800
1,500,000(a)	Sanders Re III, 7.696%, (3 Month U.S. Treasury Bill + 341 bps), 4/7/26 (144A)	1,478,100
700,000(a)	Sanders Re III, 9.826%, (3 Month U.S. Treasury Bill + 555 bps), 4/7/27 (144A)	715,960
6,800,000(a)	Solomon Re, 9.806%, (3 Month U.S. Treasury Bill + 552 bps), 6/8/26 (144A)	6,956,400
3,900,000(a)	Stabilitas Re, 12.786%, (3 Month U.S. Treasury Bill + 850 bps), 6/5/26 (144A)	4,022,070
1,650,000(a)	Topanga Re, 9.326%, (3 Month U.S. Treasury Bill + 505 bps), 1/8/26 (144A)	1,590,600
1,000,000(a)	Yosemite Re, 11.536%, (3 Month U.S. Treasury Bill + 725 bps), 6/7/28 (144A)	998,400
		$221,418,963

	Multiperil – U.S. & Canada — 12.9%
5,750,000(a)	Ashera Re, 9.463%, (3 Month U.S. Treasury Bill + 519 bps), 4/7/27 (144A)	$ 5,871,325
3,000,000(a)	Atlas Re, 16.867%, (SOFR + 1,250 bps), 6/8/27 (144A)	3,351,600
The accompanying notes are an integral part of these financial statements.
6Victory Pioneer CAT Bond Fund | Semi-Annual | 4/30/25

Principal Amount USD ($)		Value
	Multiperil – U.S. & Canada — (continued)
12,250,000(a)	Bridge Street Re, 8.276%, (3 Month U.S. Treasury Bill + 400 bps), 1/7/28 (144A)	$ 12,194,875
6,700,000(a)	Galileo Re, 11.276%, (3 Month U.S. Treasury Bill + 700 bps), 1/8/26 (144A)	6,711,390
3,050,000(a)	Galileo Re, 11.276%, (3 Month U.S. Treasury Bill + 700 bps), 1/7/28 (144A)	3,162,850
2,250,000(a)	Kilimanjaro II Re, 10.526%, (3 Month U.S. Treasury Bill + 625 bps), 6/30/28 (144A)	2,346,525
4,500,000(a)	Kilimanjaro II Re, 11.536%, (3 Month U.S. Treasury Bill + 725 bps), 6/30/28 (144A)	4,730,400
3,000,000(a)	Kilimanjaro III Re, 16.646%, (3 Month U.S. Treasury Bill + 1,236 bps), 4/20/26 (144A)	3,006,600
2,500,000(a)	Lapis Re, 11.781%, (3 Month U.S. Treasury Bill + 750 bps), 1/9/29 (144A)	2,499,000
1,750,000(a)	Matterhorn Re, 11.276%, (3 Month U.S. Treasury Bill + 700 bps), 2/4/28 (144A)	1,744,400
2,000,000(a)	Matterhorn Re, 16.526%, (3 Month U.S. Treasury Bill + 1,225 bps), 2/4/28 (144A)	1,996,000
3,250,000(a)	Mona Lisa Re, 11.286%, (3 Month U.S. Treasury Bill + 700 bps), 7/8/25 (144A)	3,251,625
500,000(a)	Mona Lisa Re, 14.026%, (3 Month U.S. Treasury Bill + 975 bps), 6/25/27 (144A)	541,950
5,750,000(a)	Montoya Re, 10.026%, (1 Month U.S. Treasury Bill + 575 bps), 4/7/28 (144A)	5,683,875
19,750,000(a)	Northshore Re II, 9.286%, (3 Month U.S. Treasury Bill + 500 bps), 4/7/28 (144A)	19,665,075
3,000,000(a)	Northshore Re II, 12.276%, (3 Month U.S. Treasury Bill + 800 bps), 7/8/25 (144A)	3,000,000
12,750,000(a)	Ocelot Re, 8.786%, (3 Month U.S. Treasury Bill + 450 bps), 2/26/29 (144A)	12,686,250
8,000,000(a)	Ocelot Re, 12.036%, (3 Month U.S. Treasury Bill + 775 bps), 1/7/27 (144A)	8,132,000
5,000,000(a)	Ramble Re, 10.523%, (3 Month U.S. Treasury Bill + 625 bps), 3/5/27 (144A)	4,980,500
1,500,000(a)	Riverfront Re, 12.026%, (3 Month U.S. Treasury Bill + 775 bps), 1/8/29 (144A)	1,499,856
4,250,000(a)	Titania Re, 10.523%, (1 Month U.S. Treasury Bill + 625 bps), 11/26/27 (144A)	4,262,750
The accompanying notes are an integral part of these financial statements.
Victory Pioneer CAT Bond Fund | Semi-Annual | 4/30/257

Schedule of Investments  |  4/30/25
(unaudited) (continued)
Principal Amount USD ($)		Value
	Multiperil – U.S. & Canada — (continued)
3,750,000(a)	Titania Re, 13.773%, (1 Month U.S. Treasury Bill + 950 bps), 11/26/27 (144A)	$ 3,758,250
1,000,000(a)	Titania Re, 16.816%, (1 Month U.S. Treasury Bill + 1,253 bps), 2/27/26 (144A)	1,034,000
		$116,111,096

	Multiperil – U.S. Regional — 0.8%
250,000(a)	Aquila Re, 9.936%, (3 Month U.S. Treasury Bill + 565 bps), 6/8/26 (144A)	$ 254,075
400,000(a)	Aquila Re, 12.546%, (3 Month U.S. Treasury Bill + 827 bps), 6/8/26 (144A)	412,400
1,400,000(a)	Aquila Re, 13.466%, (3 Month U.S. Treasury Bill + 918 bps), 6/8/26 (144A)	1,455,300
1,150,000(a)	Locke Tavern Re, 9.068%, (3 Month U.S. Treasury Bill + 478 bps), 4/9/26 (144A)	1,162,075
4,000,000(a)	Long Point Re IV, 8.536%, (3 Month U.S. Treasury Bill + 425 bps), 6/1/26 (144A)	4,026,000
		$7,309,850

	Multiperil – Worldwide — 4.2%
5,000,000(a)	Atlas Capital, 4.894%, (SOFR + 50 bps), 6/7/28 (144A)	$ 4,992,500
2,150,000(a)	Atlas Capital, 12.017%, (SOFR + 765 bps), 6/5/26 (144A)	2,218,370
6,500,000(a)	Black Kite Re, 12.286%, (3 Month U.S. Treasury Bill + 800 bps), 5/8/28 (144A)	6,499,350
9,250,000(a)	Cat Re 2001, 17.316%, (3 Month U.S. Treasury Bill + 1,304 bps), 1/8/27 (144A)	9,620,000
2,500,000(a)	Kendall Re, 10.523%, (3 Month U.S. Treasury Bill + 625 bps), 4/30/27 (144A)	2,615,500
10,000,000(a)	Kendall Re, 12.023%, (3 Month U.S. Treasury Bill + 775 bps), 4/30/27 (144A)	10,315,000
2,000,000(a)	Silk Road Re, 10.278%, (1 Month U.S. Treasury Bill + 600 bps), 1/10/28 (144A)	1,990,000
		$38,250,720

	Wind Storm – Netherlands — 0.1%
EUR500,000(a)	Orange Capital Re DAC, 8.323%, (3 Month EURIBOR + 600 bps), 1/17/29 (144A)	$ 567,048
The accompanying notes are an integral part of these financial statements.
8Victory Pioneer CAT Bond Fund | Semi-Annual | 4/30/25

Principal Amount USD ($)		Value
	Windstorm – Europe — 0.4%
EUR2,000,000(a)	Blue Sky Re, 8.321%, (3 Month EURIBOR + 616 bps), 1/26/27 (144A)	$ 2,359,047
EUR750,000(a)	Windmill III Re DAC, 7.599%, (3 Month EURIBOR + 525 bps), 7/5/28 (144A)	860,258
		$3,219,305

	Windstorm – Florida — 12.0%
9,250,000(a)	Armor Re, 12.773%, (3 Month U.S. Treasury Bill + 850 bps), 1/7/28 (144A)	$ 9,289,775
2,000,000(a)	Armor Re, 14.526%, (3 Month U.S. Treasury Bill + 1,025 bps), 5/7/27 (144A)	2,087,400
600,000(a)	First Coast Re, 9.25%, (3 Month U.S. Treasury Bill + 952 bps), 4/7/26 (144A)	612,780
7,000,000(a)	First Coast Re, 10.773%, (3 Month U.S. Treasury Bill + 650 bps), 3/10/28 (144A)	6,986,000
7,750,000(a)	First Coast Re, 11.773%, (3 Month U.S. Treasury Bill + 750 bps), 3/10/28 (144A)	7,730,625
2,500,000(a)	Hestia Re, 11.026%, (1 Month U.S. Treasury Bill + 675 bps), 3/13/28 (144A)	2,481,250
1,000,000(a)	Hestia Re, 12.526%, (1 Month U.S. Treasury Bill + 825 bps), 3/13/28 (144A)	991,300
3,500,000(a)	Integrity Re, 12.273%, (1 Month U.S. Treasury Bill + 800 bps), 6/6/27 (144A)	3,468,850
5,500,000(a)	Integrity Re, 12.276%, (1 Month U.S. Treasury Bill + 800 bps), 6/6/28 (144A)	5,453,250
4,250,000(a)	Integrity Re, 14.023%, (1 Month U.S. Treasury Bill + 975 bps), 6/6/28 (144A)	4,208,350
3,750,000(a)	Integrity Re, 14.026%, (1 Month U.S. Treasury Bill + 975 bps), 6/6/27 (144A)	3,711,000
10,000,000(a)	Integrity Re, 16.523%, (1 Month U.S. Treasury Bill + 1,225 bps), 6/6/28 (144A)	9,978,000
3,000,000(a)	Integrity Re, 17.536%, (1 Month U.S. Treasury Bill + 1,325 bps), 6/6/26 (144A)	3,092,700
1,500,000(a)	Integrity Re, 27.286%, (1 Month U.S. Treasury Bill + 2,300 bps), 6/6/26 (144A)	1,529,700
1,250,000(a)	Integrity Re, 29.773%, (1 Month U.S. Treasury Bill + 2,550 bps), 6/6/27 (144A)	1,223,375
750,000(a)	Marlon Re, 11.286%, (3 Month U.S. Treasury Bill + 700 bps), 6/7/27 (144A)	767,550
2,000,000(a)	Merna Re II, 13.026%, (3 Month U.S. Treasury Bill + 875 bps), 7/7/27 (144A)	2,056,000
12,750,000(a)	Palm Re, 12.023%, (1 Month U.S. Treasury Bill + 775 bps), 6/7/28 (144A)	12,730,875
The accompanying notes are an integral part of these financial statements.
Victory Pioneer CAT Bond Fund | Semi-Annual | 4/30/259

Schedule of Investments  |  4/30/25
(unaudited) (continued)
Principal Amount USD ($)		Value
	Windstorm – Florida — (continued)
10,000,000(a)	Palm Re, 13.784%, (1 Month U.S. Treasury Bill + 950 bps), 6/7/27 (144A)	$ 10,491,000
3,600,000(a)	Purple Re, 13.276%, (1 Month U.S. Treasury Bill + 900 bps), 6/7/27 (144A)	3,688,560
12,500,000(a)	Winston Re, 10.786%, (3 Month U.S. Treasury Bill + 650 bps), 2/21/28 (144A)	12,476,250
2,250,000(a)	Winston Re, 14.534%, (3 Month U.S. Treasury Bill + 1,025 bps), 2/26/27 (144A)	2,360,250
500,000(a)	Winston Re, 16.023%, (3 Month U.S. Treasury Bill + 1,175 bps), 2/26/27 (144A)	520,600
		$107,935,440

	Windstorm – Florida & Louisiana — 0.3%
2,250,000(a)	Nature Coast Re, 14.286%, (3 Month U.S. Treasury Bill + 1,000 bps), 12/7/26 (144A)	$ 2,330,550
	Windstorm – Jamaica — 0.3%
3,000,000(a)	International Bank for Reconstruction & Development, 11.557%, (SOFR + 719 bps), 12/29/27 (144A)	$ 3,073,800
	Windstorm – Japan — 0.8%
2,050,000(a)	Black Kite Re, 11.098%, (3 Month U.S. Treasury Bill + 682 bps), 6/9/25 (144A)	$ 2,055,125
2,750,000(a)	Sakura Re, 7.026%, (3 Month U.S. Treasury Bill + 275 bps), 4/5/29 (144A)	2,745,875
1,500,000(a)	Tomoni Re, 7.036%, (3 Month U.S. Treasury Bill + 275 bps), 4/7/26 (144A)	1,496,250
750,000(a)	Tomoni Re, 7.536%, (3 Month U.S. Treasury Bill + 325 bps), 4/5/28 (144A)	753,600
		$7,050,850

	Windstorm – Louisiana — 1.4%
8,750,000(a)	Nature Coast Re, 14.026%, (3 Month U.S. Treasury Bill + 975 bps), 1/16/29 (144A)	$ 8,724,625
3,500,000(a)	Nature Coast Re, 14.026%, (3 Month U.S. Treasury Bill + 975 bps), 4/10/29 (144A)	3,488,100
		$12,212,725

	Windstorm – Massachusetts — 0.2%
2,000,000(a)	Mayflower Re, 4.50%, (1 Month U.S. Treasury Bill + 450 bps), 7/8/27 (144A)	$ 2,035,000
The accompanying notes are an integral part of these financial statements.
10Victory Pioneer CAT Bond Fund | Semi-Annual | 4/30/25

Principal Amount USD ($)		Value
	Windstorm – Mexico — 0.4%
1,500,000(a)	International Bank for Reconstruction & Development, 16.571%, (SOFR + 1,222 bps), 4/24/28 (144A)	$ 1,584,450
2,000,000(a)	International Bank for Reconstruction & Development, 18.073%, (SOFR + 1,372 bps), 4/24/28 (144A)	2,030,600
		$3,615,050

	Windstorm - New York — 0.2%
2,000,000(a)	MetroCat Re, 5.75%, (3 Month U.S. Treasury Bill + 575 bps), 5/8/26 (144A)	$ 2,003,200
	Windstorm – North Carolina — 1.4%
500,000(a)	Blue Ridge Re, 7.99%, (3 Month U.S. Treasury Bill + 799 bps), 1/8/27 (144A)	$ 512,250
8,000,000(a)	Cape Lookout Re, 11.176%, (1 Month U.S. Treasury Bill + 690 bps), 3/13/32 (144A)	8,032,000
4,000,000(a)	Longleaf Pine Re, 21.776%, (1 Month U.S. Treasury Bill + 1,750 bps), 5/25/27 (144A)	4,183,600
		$12,727,850

	Windstorm – Texas — 0.8%
1,500,000(a)	Alamo Re, 10.273%, (1 Month U.S. Treasury Bill + 600 bps), 6/7/27 (144A)	$ 1,547,550
500,000(a)	Alamo Re, 11.808%, (1 Month U.S. Treasury Bill + 752 bps), 6/7/25 (144A)	501,750
1,500,000(a)	Alamo Re, 12.023%, (1 Month U.S. Treasury Bill + 775 bps), 6/7/27 (144A)	1,563,450
3,000,000(a)	Alamo Re, 15.523%, (1 Month U.S. Treasury Bill + 1,125 bps), 6/7/26 (144A)	3,119,700
		$6,732,450

	Windstorm – U.S. — 3.9%
7,000,000(a)	Alamo Re, 12.668%, (1 Month U.S. Treasury Bill + 839 bps), 6/7/26 (144A)	$ 7,165,900
1,500,000(a)	Cape Lookout Re, 12.706%, (1 Month U.S. Treasury Bill + 842 bps), 4/28/26 (144A)	1,533,600
500,000(a)	Gateway Re, 18.246%, (1 Month U.S. Treasury Bill + 1,396 bps), 2/24/26 (144A)	521,450
2,500,000(a)	Lower Ferry Re, 8.716%, (1 Month U.S. Treasury Bill + 443 bps), 7/8/26 (144A)	2,535,500
1,900,000(a)	Lower Ferry Re, 9.546%, (1 Month U.S. Treasury Bill + 527 bps), 7/8/26 (144A)	1,930,210
1,750,000(a)	Mayflower Re, 4.691%, (1 Month U.S. Treasury Bill + 469 bps), 7/8/26 (144A)	1,771,875
The accompanying notes are an integral part of these financial statements.
Victory Pioneer CAT Bond Fund | Semi-Annual | 4/30/2511

Schedule of Investments  |  4/30/25
(unaudited) (continued)
Principal Amount USD ($)		Value
	Windstorm – U.S. — (continued)
3,250,000(a)	Mayflower Re, 10.301%, (1 Month U.S. Treasury Bill + 602 bps), 7/8/26 (144A)	$ 3,315,000
2,325,000(a)	Merna Re II, 14.526%, (3 Month U.S. Treasury Bill + 1,025 bps), 7/7/26 (144A)	2,426,137
3,250,000(a)	Purple Re, 17.137%, (1 Month Term SOFR + 1,281 bps), 4/24/26 (144A)	3,382,275
6,950,000(a)	Queen Street Re, 11.781%, (3 Month U.S. Treasury Bill + 750 bps), 12/8/25 (144A)	6,965,290
4,000,000(a)	Recoletos Re DAC, 9.281%, (3 Month U.S. Treasury Bill + 500 bps), 1/7/28 (144A)	3,988,400
		$35,535,637

	Windstorm – U.S. & Canada — 0.5%
4,750,000(a)	Titania Re, 17.806%, (1 Month U.S. Treasury Bill + 1,353 bps), 2/27/26 (144A)	$ 4,895,350
	Windstorm – U.S. Gulf — 0.1%
500,000(a)	3264 Re, 22.273%, (3 Month U.S. Treasury Bill + 1,800 bps), 7/8/27 (144A)	$ 527,700
	Windstorm – U.S. Multistate — 3.3%
1,000,000(a)	Charles River Re, 11.034%, (1 Month U.S. Treasury Bill + 675 bps), 5/10/27 (144A)	$ 1,019,000
1,750,000(a)	Citrus Re, 8.773%, (3 Month U.S. Treasury Bill + 450 bps), 6/7/28 (144A)	1,741,600
5,350,000(a)	Citrus Re, 12.023%, (3 Month U.S. Treasury Bill + 775 bps), 6/7/28 (144A)	5,306,130
5,750,000(a)	Gateway Re, 4.286%, (3 Month U.S. Treasury Bill + 0 bps), 12/22/25 (144A)	5,389,475
5,500,000(a)	Gateway Re, 8.536%, (1 Month U.S. Treasury Bill + 425 bps), 7/7/28 (144A)	5,429,600
750,000(a)	Gateway Re, 9.786%, (1 Month U.S. Treasury Bill + 550 bps), 7/8/27 (144A)	745,875
5,250,000(a)	Gateway Re, 14.286%, (1 Month U.S. Treasury Bill + 1,000 bps), 7/8/26 (144A)	5,241,075
3,250,000(a)	Gateway Re, 14.786%, (1 Month U.S. Treasury Bill + 1,050 bps), 7/7/28 (144A)	3,241,875
1,500,000(a)	Purple Re, 14.786%, (1 Month U.S. Treasury Bill + 1,050 bps), 6/5/26 (144A)	1,555,800
		$29,670,430

	Windstorm – U.S. Northeast — 0.1%
1,250,000(a)	3264 Re, 11.286%, (3 Month U.S. Treasury Bill + 700 bps), 7/8/27 (144A)	$ 1,315,250
The accompanying notes are an integral part of these financial statements.
12Victory Pioneer CAT Bond Fund | Semi-Annual | 4/30/25

Principal Amount USD ($)		Value
	Windstorm – U.S. Regional — 2.2%
2,450,000(a)	Citrus Re, 10.876%, (3 Month U.S. Treasury Bill + 659 bps), 6/7/26 (144A)	$ 2,507,085
750,000(a)	Citrus Re, 13.056%, (3 Month U.S. Treasury Bill + 877 bps), 6/7/26 (144A)	776,700
4,250,000(a)	Citrus Re, 13.526%, (3 Month U.S. Treasury Bill + 925 bps), 6/7/27 (144A)	4,474,825
4,500,000(a)	Citrus Re, 14.776%, (3 Month U.S. Treasury Bill + 1,050 bps), 6/7/27 (144A)	4,760,100
7,500,000(a)(b)	Genesee Street Re, 7.526%, (1 Month U.S. Treasury Bill + 325 bps), 4/7/28 (144A)	7,500,000
		$20,018,710

	Winterstorm – Florida — 2.9%
8,100,000(a)	Integrity Re, 17.146%, (1 Month U.S. Treasury Bill + 1,286 bps), 6/6/25 (144A)	$ 8,160,750
17,550,000(a)	Lightning Re, 15.286%, (3 Month U.S. Treasury Bill + 1,100 bps), 3/31/26 (144A)	18,023,850
		$26,184,600

	Total Event Linked Bonds	$815,168,397

Face Amount USD ($)
	Collateralized Reinsurance — 3.2%
	Multiperil – U.S. — 0.3%
2,500,000(c)(d)+	Cheltenham-PI0051 Re 2024, 5/31/30	$ 2,615,976
	Multiperil – U.S. Regional — 0.6%
4,992,000(c)(d)+	Ailsa Re 2024, 5/31/29	$ 5,172,218
	Multiperil – Worldwide — 2.3%
18,000,000(c)(d)+	Gamboge Re 2025, 3/31/31	$ 15,654,047
5,000,000(c)(d)+	Phoenix 3 Re, 1/4/39	5,065,000
		$20,719,047

	Windstorm – Florida — 0.0%†
2,811,750(c)(d)+	Mangrove Risk Solutions, 5/31/30	$ 264,867
	Windstorm – North Carolina — 0.0%†
2,000,000(d)+	Mangrove Risk Solutions, 4/30/30	$ 34,600
700,000(d)+	Mangrove Risk Solutions, 4/30/30	8,120
500,000(d)+	Mangrove Risk Solutions, 4/30/30	3,650
		$46,370

The accompanying notes are an integral part of these financial statements.
Victory Pioneer CAT Bond Fund | Semi-Annual | 4/30/2513

Schedule of Investments  |  4/30/25
(unaudited) (continued)
Face Amount USD ($)		Value
	Windstorm – U.S. Multistate — 0.0%†
5,500,000(d)+	White Heron Re, 5/31/30	$ 206,855
	Windstorm – U.S. Regional — 0.0%†
1,500,000(d)+	Oakmont Re 2024, 4/1/30	$ 38,488
	Total Collateralized Reinsurance	$29,063,821

	Total Insurance-Linked Securities (Cost $836,953,014)	$844,232,218

	TOTAL INVESTMENTS IN UNAFFILIATED ISSUERS — 93.5% (Cost $836,953,014)	$844,232,218
	OTHER ASSETS AND LIABILITIES — 6.5%	$58,449,698
	net assets — 100.0%	$902,681,916

bps	Basis Points.
CAONINDX	Canadian Overnight Repo Rate Average.
EURIBOR	Euro Interbank Offered Rate.
SOFR	Secured Overnight Financing Rate.
(144A)	The resale of such security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers. At April 30, 2025, the value of these securities amounted to $815,168,397, or 90.3% of net assets.
(a)	Floating rate note. Coupon rate, reference index and spread shown at April 30, 2025.
(b)	Securities purchased on a when-issued basis. Rates do not take effect until settlement date.
(c)	Non-income producing security.
(d)	Issued as participation notes.
+	Security is valued using significant unobservable inputs (Level 3).
†	Amount rounds to less than 0.1%.
#	Securities are restricted as to resale.
Restricted Securities	Acquisition date	Cost	Value
3264 Re	6/24/2024	$1,250,000	$1,315,250
3264 Re	6/24/2024	500,000	527,700
3264 Re	1/24/2025	7,000,000	7,009,800
Acorn Re	10/25/2024	5,750,000	5,798,875
Acorn Re	10/25/2024	9,258,034	9,270,350
Ailsa Re 2024	8/27/2024	4,737,656	5,172,218
Alamo Re	4/12/2023	7,130,417	7,165,900
Alamo Re	9/25/2023	500,200	501,750
The accompanying notes are an integral part of these financial statements.
14Victory Pioneer CAT Bond Fund | Semi-Annual | 4/30/25

Restricted Securities	Acquisition date	Cost	Value
Alamo Re	4/4/2024	$1,500,000	$1,547,550
Alamo Re	4/4/2024	1,500,000	1,563,450
Alamo Re	4/4/2024	3,000,000	3,119,700
Aquila Re	5/10/2023	400,000	412,400
Aquila Re	5/10/2023	250,000	254,075
Aquila Re	5/10/2023	1,400,000	1,455,300
Aquila Re	4/26/2024	2,250,000	2,284,875
Aquila Re	4/26/2024	3,750,000	3,872,250
Armor Re	4/11/2024	2,000,000	2,087,400
Armor Re	12/11/2024	9,250,000	9,289,775
Ashera Re	3/21/2024	5,750,000	5,871,325
Atela Re, Ltd.	4/29/2024	3,000,000	3,227,400
Atlas Capital	5/17/2023	2,150,000	2,218,370
Atlas Capital	4/3/2025	5,000,000	4,992,500
Atlas Re	5/24/2024	3,000,000	3,351,600
Azzurro Re II	3/21/2024	1,085,650	1,147,917
Baldwin Re	6/21/2023	750,000	760,500
Black Kite Re	6/6/2023	2,052,570	2,055,125
Black Kite Re	4/24/2025	6,500,000	6,499,350
Blue Ridge Re	11/14/2023	500,000	512,250
Blue Sky Re	12/11/2023	2,152,900	2,359,047
Bonanza Re	12/16/2024	9,750,000	9,637,875
Bonanza Re	12/16/2024	16,000,000	16,027,200
Bridge Street Re	12/24/2024	12,250,000	12,194,875
Cape Lookout Re	4/14/2023	1,504,933	1,533,600
Cape Lookout Re	2/27/2025	8,000,000	8,032,000
Cat Re 2001	11/14/2023	9,197,007	9,620,000
Charles River Re	4/5/2024	1,000,000	1,019,000
Cheltenham-PI0051 Re 2024	7/1/2024	1,966,257	2,615,976
Citrus Re	4/27/2023	750,000	776,700
Citrus Re	4/27/2023	2,470,191	2,507,085
Citrus Re	3/19/2024	4,250,000	4,474,825
Citrus Re	3/19/2024	4,500,000	4,760,100
Citrus Re	3/5/2025	5,350,000	5,306,130
Citrus Re	3/5/2025	1,750,000	1,741,600
First Coast Re	3/24/2023	600,000	612,780
First Coast Re	2/21/2025	7,000,000	6,986,000
First Coast Re	2/21/2025	7,750,000	7,730,625
FloodSmart Re	2/23/2023	1,000,000	984,600
FloodSmart Re	2/23/2023	250,000	209,250
FloodSmart Re	2/29/2024	7,750,000	7,903,450
FloodSmart Re	2/29/2024	4,544,812	4,365,900
Foundation Re	12/19/2023	5,250,000	5,301,975
Four Lakes Re	3/3/2023	250,000	251,925
Four Lakes Re	12/8/2023	3,258,800	3,303,625
Four Lakes Re	12/8/2023	2,750,306	2,848,725
Four Lakes Re	12/11/2024	9,118,180	9,071,664
Four Lakes Re	12/11/2024	8,000,000	7,968,800
Fuchsia 2024-1	12/18/2024	9,000,000	9,036,000
The accompanying notes are an integral part of these financial statements.
Victory Pioneer CAT Bond Fund | Semi-Annual | 4/30/2515

Schedule of Investments  |  4/30/25
(unaudited) (continued)
Restricted Securities	Acquisition date	Cost	Value
Galileo Re	12/4/2023	$3,050,000	$3,162,850
Galileo Re	12/4/2023	6,771,252	6,711,390
Gamboge Re 2025	4/23/2025	15,605,541	15,654,047
Gateway Re	2/3/2023	500,000	521,450
Gateway Re	7/14/2023	5,312,450	5,241,075
Gateway Re	3/11/2024	750,000	745,875
Gateway Re	2/12/2025	5,500,000	5,429,600
Gateway Re	2/12/2025	5,465,771	5,389,475
Gateway Re	2/12/2025	3,250,000	3,241,875
Genesee Street Re	4/28/2025	7,500,000	7,500,000
Herbie Re	2/15/2024	6,000,000	5,761,800
Herbie Re	2/15/2024	1,500,000	1,436,400
Herbie Re	12/17/2024	5,000,000	4,992,000
Herbie Re	12/17/2024	2,000,000	2,030,200
Herbie Re	12/17/2024	1,500,000	1,450,350
Hestia Re	2/27/2025	2,500,000	2,481,250
Hestia Re	2/27/2025	1,000,000	991,300
High Point Re	12/1/2023	1,500,000	1,507,350
Hypatia Re	3/27/2023	2,136,557	2,180,640
Integrity Re	3/23/2023	8,108,082	8,160,750
Integrity Re	3/1/2024	3,000,000	3,092,700
Integrity Re	3/1/2024	1,500,000	1,529,700
Integrity Re	2/21/2025	5,500,000	5,453,250
Integrity Re	2/21/2025	4,250,000	4,208,350
Integrity Re	2/21/2025	3,500,000	3,468,850
Integrity Re	2/21/2025	3,750,000	3,711,000
Integrity Re	2/21/2025	10,000,000	9,978,000
Integrity Re	2/21/2025	1,250,000	1,223,375
International Bank for Reconstruction & Development	3/17/2023	250,000	253,625
International Bank for Reconstruction & Development	4/3/2024	1,500,000	1,540,350
International Bank for Reconstruction & Development	4/3/2024	2,000,000	2,030,600
International Bank for Reconstruction & Development	4/3/2024	500,000	502,500
International Bank for Reconstruction & Development	4/25/2024	2,992,079	3,073,800
International Bank for Reconstruction & Development	5/1/2024	1,500,000	1,584,450
Kendall Re	4/22/2024	2,500,000	2,615,500
Kendall Re	4/22/2024	10,000,000	10,315,000
Kilimanjaro II Re	6/24/2024	2,250,000	2,346,525
Kilimanjaro II Re	6/24/2024	4,500,000	4,730,400
Kilimanjaro III Re	1/12/2024	2,964,003	3,006,600
Lapis Re	3/20/2025	2,500,000	2,499,000
Lightning Re	3/20/2023	18,191,262	18,023,850
Locke Tavern Re	3/23/2023	1,150,000	1,162,075
Logistics Re	10/22/2024	5,500,000	5,588,550
The accompanying notes are an integral part of these financial statements.
16Victory Pioneer CAT Bond Fund | Semi-Annual | 4/30/25

Restricted Securities	Acquisition date	Cost	Value
Long Point Re IV	2/23/2023	$3,985,719	$4,026,000
Longleaf Pine Re	10/15/2024	4,257,732	4,183,600
Lower Ferry Re	6/23/2023	2,500,305	2,535,500
Lower Ferry Re	3/11/2024	1,917,738	1,930,210
Mangrove Risk Solutions	7/9/2024	—	34,600
Mangrove Risk Solutions	7/9/2024	—	8,120
Mangrove Risk Solutions	7/9/2024	—	3,650
Mangrove Risk Solutions	8/5/2024	10,000	264,867
Marlon Re	5/24/2024	752,003	767,550
Maschpark Re	11/26/2024	1,500,000	1,520,550
Matterhorn Re	1/24/2025	1,750,000	1,744,400
Matterhorn Re	1/24/2025	2,000,000	1,996,000
Mayflower Re	6/26/2023	1,750,000	1,771,875
Mayflower Re	6/21/2024	2,000,000	2,035,000
Mayflower Re	7/19/2024	3,277,028	3,315,000
Merna Re II	4/5/2023	350,000	358,225
Merna Re II	4/5/2023	2,399,860	2,426,137
Merna Re II	1/12/2024	5,643,451	5,667,187
Merna Re II	5/8/2024	1,295,994	1,327,020
Merna Re II	5/8/2024	2,000,000	2,056,000
Merna Re II	5/8/2024	5,012,314	5,078,000
MetroCat Re	5/12/2023	2,011,152	2,003,200
MMIFS Re	1/8/2025	2,954,980	3,071,123
Mona Lisa Re	1/27/2023	3,244,472	3,251,625
Mona Lisa Re	6/13/2024	500,000	541,950
Montoya Re	1/23/2025	5,750,000	5,683,875
Mystic Re	12/12/2023	20,261,982	20,819,820
Mystic Re	12/17/2024	5,000,000	4,975,000
Mystic Re	12/17/2024	1,750,000	1,778,700
Mystic Re	12/17/2024	750,000	262,500
Nakama Re	4/14/2023	250,000	252,800
Nakama Re	4/16/2024	8,001,283	8,070,400
Nakama Re	4/11/2025	2,000,000	1,998,000
Nature Coast Re	11/16/2023	2,257,794	2,330,550
Nature Coast Re	12/27/2024	8,750,000	8,724,625
Nature Coast Re	3/28/2025	3,500,000	3,488,100
Northshore Re II	10/5/2023	3,014,884	3,000,000
Northshore Re II	3/14/2025	19,750,000	19,665,075
Oakmont Re 2024	5/23/2024	—	38,488
Ocelot Re	1/28/2025	8,258,856	8,132,000
Ocelot Re	2/14/2025	12,750,000	12,686,250
Orange Capital Re DAC	11/5/2024	546,225	567,048
Palm Re	4/4/2024	10,133,964	10,491,000
Palm Re	4/1/2025	12,750,000	12,730,875
Phoenix 3 Re	12/23/2024	5,000,000	5,065,000
Puerto Rico Parametric Re	6/14/2024	500,000	517,850
Purple Re	4/6/2023	3,273,379	3,382,275
Purple Re	6/27/2023	1,500,000	1,555,800
Purple Re	4/2/2024	3,600,000	3,688,560
The accompanying notes are an integral part of these financial statements.
Victory Pioneer CAT Bond Fund | Semi-Annual | 4/30/2517

Schedule of Investments  |  4/30/25
(unaudited) (continued)
Restricted Securities	Acquisition date	Cost	Value
Queen Street Re	5/12/2023	$6,965,200	$6,965,290
Ramble Re	2/26/2024	5,000,000	4,980,500
Recoletos Re DAC	12/9/2024	4,000,000	3,988,400
Residential Re	9/19/2023	494,957	487,400
Residential Re	7/10/2024	2,425,033	2,345,000
Residential Re	11/4/2024	5,000,000	5,043,500
Residential Re	11/4/2024	9,512,595	9,608,300
Residential Re	11/4/2024	8,000,000	8,398,400
Riverfront Re	4/18/2025	1,500,000	1,499,856
Sakura Re	3/21/2025	2,750,000	2,745,875
Sanders Re	5/24/2023	1,000,000	1,037,100
Sanders Re	1/16/2024	7,901,518	7,991,800
Sanders Re	12/10/2024	12,580,084	12,366,255
Sanders Re	12/10/2024	18,002,352	17,955,000
Sanders Re	3/13/2025	2,250,000	2,247,750
Sanders Re	3/13/2025	1,500,000	1,498,500
Sanders Re	3/13/2025	2,250,000	2,249,772
Sanders Re	3/13/2025	2,250,000	2,247,750
Sanders Re III	2/14/2023	1,466,744	1,478,100
Sanders Re III	3/24/2023	700,000	715,960
Silk Road Re	12/23/2024	2,000,000	1,990,000
Solomon Re	6/12/2023	6,913,521	6,956,400
Stabilitas Re	6/7/2023	3,909,482	4,022,070
Sutter Re	6/6/2023	1,777,222	1,805,584
Sutter Re	6/6/2023	7,092,042	7,301,700
Titania Re	2/16/2023	1,000,000	1,034,000
Titania Re	2/16/2023	4,768,963	4,895,350
Titania Re	11/14/2024	4,250,000	4,262,750
Titania Re	11/14/2024	3,750,000	3,758,250
Tomoni Re	5/31/2023	1,492,395	1,496,250
Tomoni Re	3/25/2024	750,000	753,600
Topanga Re	10/5/2023	1,597,018	1,590,600
Torrey Pines Re	5/18/2023	8,268,927	8,302,125
Torrey Pines Re	7/16/2024	505,194	519,850
Torrey Pines Re	1/29/2025	333,376	339,820
Torrey Pines Re	4/25/2025	8,250,000	8,249,493
Torrey Pines Re	4/25/2025	10,750,000	10,749,684
Torrey Pines Re	4/25/2025	6,250,000	6,249,977
Ursa Re	10/10/2023	4,371,175	4,465,475
Ursa Re	12/22/2023	1,000,658	1,014,700
Ursa Re	1/8/2024	1,755,978	1,815,625
Ursa Re	11/22/2024	5,227,840	5,228,000
Ursa Re	2/10/2025	11,750,000	11,862,800
Ursa Re II	1/10/2024	1,500,135	1,500,450
Veraison Re	1/30/2024	2,000,000	2,049,600
Veraison Re	1/30/2025	10,500,000	10,397,100
Veraison Re	1/30/2025	1,250,000	1,243,125
Vitality Re XIII	3/6/2023	494,130	500,950
Vitality Re XV	1/22/2024	1,000,000	1,019,700
The accompanying notes are an integral part of these financial statements.
18Victory Pioneer CAT Bond Fund | Semi-Annual | 4/30/25

Restricted Securities	Acquisition date	Cost	Value
Vitality Re XV	1/22/2024	$500,000	$515,900
Vitality Re XVI	1/23/2025	750,000	750,150
Vitality Re XVI	1/23/2025	750,000	750,375
Vitality Re XVI	1/23/2025	2,750,000	2,751,650
White Heron Re	8/7/2024	—	206,855
Windmill III Re DAC	6/12/2024	810,450	860,258
Winston Re	2/14/2024	2,250,000	2,360,250
Winston Re	2/14/2024	500,000	520,600
Winston Re	2/6/2025	12,500,000	12,476,250
Yosemite Re	3/18/2025	1,000,000	998,400
Total Restricted Securities			$844,232,218
% of Net assets			93.5%
FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased	In Exchange for	Currency Sold	Deliver	Counterparty	Settlement Date	Unrealized (Depreciation)
USD	4,715,634	EUR	4,350,000	Goldman Sachs & Co.	6/30/25	$(231,555)
TOTAL FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS						$(231,555)
USD	United States Dollar
EUR	Euro
Principal amounts are denominated in U.S. dollars (“USD”) unless otherwise noted.
Purchases and sales of securities (excluding short-term investments and all derivative contracts except for options purchased) for the six months ended April 30, 2025, aggregated $492,920,736 and $28,330,664, respectively.
At April 30, 2025, the net unrealized depreciation on investments based on cost for federal tax purposes of $846,623,961 was as follows:
Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$10,467,579
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(13,090,877)
Net unrealized depreciation	$(2,623,298)
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels below.
Level 1	–	unadjusted quoted prices in active markets for identical securities.
The accompanying notes are an integral part of these financial statements.
Victory Pioneer CAT Bond Fund | Semi-Annual | 4/30/2519

Schedule of Investments  |  4/30/25
(unaudited) (continued)
Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.). See Notes to Financial Statements — Note 1A.
Level 3	–	significant unobservable inputs (including the Adviser’s own assumptions in determining fair value of investments). See Notes to Financial Statements — Note 1A.
The following is a summary of the inputs used as of April 30, 2025 in valuing the Fund’s investments:
	Level 1	Level 2	Level 3	Total
Insurance-Linked Securities
Collateralized Reinsurance
Multiperil – U.S.	$—	$—	$2,615,976	$2,615,976
Multiperil – U.S. Regional	—	—	5,172,218	5,172,218
Multiperil – Worldwide	—	—	20,719,047	20,719,047
Windstorm – Florida	—	—	264,867	264,867
Windstorm – North Carolina	—	—	46,370	46,370
Windstorm – U.S. Multistate	—	—	206,855	206,855
Windstorm – U.S. Regional	—	—	38,488	38,488
All Other Insurance-Linked Securities	—	815,168,397	—	815,168,397
Total Investments in Securities	$—	$815,168,397	$29,063,821	$844,232,218
Other Financial Instruments
Net unrealized depreciation on forward foreign currency exchange contracts	$—	$(231,555)	$—	$(231,555)
Total Other Financial Instruments	$—	$(231,555)	$—	$(231,555)
The accompanying notes are an integral part of these financial statements.
20Victory Pioneer CAT Bond Fund | Semi-Annual | 4/30/25

The following is a reconciliation of assets valued using significant unobservable inputs (Level 3):
Insurance- Linked Securities
Balance as of 10/31/24	$31,605,230
Realized gain (loss)(1)	1
Changed in unrealized appreciation (depreciation)(2)	(1,304,109)
Return of capital	(18,788,925)
Purchases	23,152,531
Sales	(5,600,907)
Transfers in to Level 3*	—
Transfers out of Level 3*	—
Balance as of 4/30/25	$29,063,821
(1)	Realized gain (loss) on these securities is included in the realized gain (loss) from investments on the Statement of Operations.
(2)	Unrealized appreciation (depreciation) on these securities is included in the change in unrealized appreciation (depreciation) from investments on the Statement of Operations.
*	Transfers are calculated on the beginning of period values. During the six months ended April 30, 2025, there were no transfers in or out of Level 3.
Net change in unrealized appreciation (depreciation) of Level 3 investments still held and considered Level 3 at April 30, 2025:	$136,893
The accompanying notes are an integral part of these financial statements.
Victory Pioneer CAT Bond Fund | Semi-Annual | 4/30/2521

Statement of Assets and Liabilities  |  4/30/25
(unaudited)
ASSETS:
Investments in unaffiliated issuers, at value (cost $836,953,014)	$844,232,218
Cash	58,462,273
Foreign currencies, at value (cost $34,148)	34,673
Forwards collateral	300,000
Receivables —
Fund shares sold	3,087,827
Interest	6,180,382
Other assets	174,100
Total assets	$912,471,473
LIABILITIES:
Payables —
Investment securities purchased	$7,500,000
Fund shares repurchased	942,733
Trustees’ fees	2,115
Transfer agent fees	138,272
Unrealized depreciation on forward foreign currency exchange contracts	231,555
Management fees	847,270
Administrative expenses	43,253
Distribution fees	184
Accrued expenses	84,175
Total liabilities	$9,789,557
NET ASSETS:
Paid-in capital	$884,987,246
Distributable earnings	17,694,670
Net assets	$902,681,916
NET ASSET VALUE PER SHARE:
No par value (unlimited number of shares authorized)
Class A* (based on $1,856,479/167,215 shares)	$11.10
Class K* (based on $67,171,926/6,094,405 shares)	$11.02
Class Y* (based on $833,653,511/75,700,201 shares)	$11.01
MAXIMUM OFFERING PRICE PER SHARE:
Class A* (based on $11.10 net asset value per share/100%-4.50% maximum sales charge)	$11.62

*	Pioneer CAT Bond Fund (the “Predecessor Fund”) reorganized with the Fund effective May 2, 2025 (the “Reorganization”), after the end of the semi-annual reporting period. The Predecessor Fund is the accounting survivor of the Reorganization. In the Reorganization, shareholders holding Class A, Class K, and Class Y shares of the Predecessor Fund received Class A, Class R6, and Class Y shares of the Fund, respectively.
The accompanying notes are an integral part of these financial statements.
22Victory Pioneer CAT Bond Fund | Semi-Annual | 4/30/25

Statement of Operations (unaudited)
FOR THE SIX MONTHS ENDED 4/30/25
INVESTMENT INCOME:
Interest from unaffiliated issuers (net of foreign taxes withheld $(415))	$32,190,363
Dividends from unaffiliated issuers	2,501,610
Total Investment Income		$34,691,973
EXPENSES:
Management fees	$3,959,379
Administrative expenses	93,579
Transfer agent fees
Class A*	316
Class K*	14
Class Y*	339,860
Distribution fees
Class A*	1,733
Shareholder communications expense	16,552
Custodian fees	3,377
Registration fees	124,215
Professional fees	47,966
Printing expense	16,205
Officers’ and Trustees’ fees	13,482
Insurance expense	2,367
Miscellaneous	11,596
Total expenses		$4,630,641
Net investment income		$30,061,332
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on:
Investments in unaffiliated issuers	$26,730
Forward foreign currency exchange contracts	108,208
Other assets and liabilities denominated in foreign currencies	(18,653)	$116,285
Change in net unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers	$(2,913,055)
Forward foreign currency exchange contracts	(309,914)
Other assets and liabilities denominated in foreign currencies	1,125	$(3,221,844)
Net realized and unrealized gain (loss) on investments		$(3,105,559)
Net increase in net assets resulting from operations		$26,955,773

*	Pioneer CAT Bond Fund (the “Predecessor Fund”) reorganized with the Fund effective May 2, 2025 (the “Reorganization”), after the end of the semi-annual reporting period. The Predecessor Fund is the accounting survivor of the Reorganization. In the Reorganization, shareholders holding Class A, Class K, and Class Y shares of the Predecessor Fund received Class A, Class R6, and Class Y shares of the Fund, respectively.
The accompanying notes are an integral part of these financial statements.
Victory Pioneer CAT Bond Fund | Semi-Annual | 4/30/2523

Statement of Changes in Net  Assets
	Six Months Ended 4/30/25 (unaudited)	Year Ended 10/31/24
FROM OPERATIONS:
Net investment income (loss)	$30,061,332	$30,451,249
Net realized gain (loss) on investments	116,285	(625,623)
Change in net unrealized appreciation (depreciation) on investments	(3,221,844)	8,772,562
Net increase in net assets resulting from operations	$26,955,773	$38,598,188
DISTRIBUTIONS TO SHAREHOLDERS:
Class A* ($1.11 and $0.84 per share, respectively)	$(105,272)	$(11,981)
Class K* ($1.13 and $0.98 per share, respectively)	(5,562,723)	(809,165)
Class Y* ($1.12 and $0.97 per share, respectively)	(41,669,746)	(6,984,130)
Total distributions to shareholders	$(47,337,741)	$(7,805,276)
FROM FUND SHARE TRANSACTIONS:
Net proceeds from sales of shares	$562,628,469	$483,555,164
Reinvestment of distributions	44,886,280	7,799,623
Cost of shares repurchased	(123,603,586)	(167,194,321)
Net increase in net assets resulting from Fund share transactions	$483,911,163	$324,160,466
Net increase in net assets	$463,529,195	$354,953,378
NET ASSETS:
Beginning of period	$439,152,721	$84,199,343
End of period	$902,681,916	$439,152,721

*	Pioneer CAT Bond Fund (the “Predecessor Fund”) reorganized with the Fund effective May 2, 2025 (the “Reorganization”), after the end of the semi-annual reporting period. The Predecessor Fund is the accounting survivor of the Reorganization. In the Reorganization, shareholders holding Class A, Class K, and Class Y shares of the Predecessor Fund received Class A, Class R6, and Class Y shares of the Fund, respectively.
The accompanying notes are an integral part of these financial statements.
24Victory Pioneer CAT Bond Fund | Semi-Annual | 4/30/25

	Six Months Ended 4/30/25 Shares (unaudited)	Six Months Ended 4/30/25 Amount (unaudited)	Year Ended 10/31/24 Shares	Year Ended 10/31/24 Amount
Class A*
Shares sold	121,711	$1,361,004	66,202	$741,978
Reinvestment of distributions	9,765	105,272	1,034	10,715
Less shares repurchased	(40,207)	(450,172)	(45,310)	(504,596)
Net increase	91,269	$1,016,104	21,926	$248,097
Class K*
Shares sold	1,316,923	$14,398,431	4,048,765	$43,414,863
Reinvestment of distributions	315,098	3,368,392	78,866	809,165
Less shares repurchased	(346,535)	(3,784,302)	(193,641)	(2,152,104)
Net increase	1,285,486	$13,982,521	3,933,990	$42,071,924
Class Y*
Shares sold	49,871,712	$546,869,034	40,671,210	$439,398,323
Reinvestment of distributions	3,873,959	41,412,616	680,287	6,979,743
Less shares repurchased	(10,900,203)	(119,369,112)	(15,123,217)	(164,537,621)
Net increase	42,845,468	$468,912,538	26,228,280	$281,840,445

*	Pioneer CAT Bond Fund (the “Predecessor Fund”) reorganized with the Fund effective May 2, 2025 (the “Reorganization”), after the end of the semi-annual reporting period. The Predecessor Fund is the accounting survivor of the Reorganization. In the Reorganization, shareholders holding Class A, Class K, and Class Y shares of the Predecessor Fund received Class A, Class R6, and Class Y shares of the Fund, respectively.
The accompanying notes are an integral part of these financial statements.
Victory Pioneer CAT Bond Fund | Semi-Annual | 4/30/2525

Financial Highlights
	Six Months Ended 4/30/25 (unaudited)	Year Ended 10/31/24	1/27/23* to 10/31/23
Class A*
Net asset value, beginning of period	$11.72	$11.12	$10.00
Increase (decrease) from investment operations:
Net investment income (loss) (a)	$0.50	$1.23	$0.77
Net realized and unrealized gain (loss) on investments	(0.01)	0.21	0.35
Net increase (decrease) from investment operations	$0.49	$1.44	$1.12
Distributions to shareholders:
Net investment income	$(1.11)	$(0.84)	$—
Total distributions	$(1.11)	$(0.84)	$—
Net increase (decrease) in net asset value	$(0.62)	$0.60	$1.12
Net asset value, end of period	$11.10	$11.72	$11.12
Total return (b)	4.44%(c)	13.98%	11.20%(c)
Ratio of net expenses to average net assets	1.60%(d)	1.70%	1.68%(d)
Ratio of net investment income (loss) to average net assets	9.13%(d)	11.09%	9.65%(d)
Portfolio turnover rate	5%(c)	25%	77%(c)
Net assets, end of period (in thousands)	$1,856	$890	$601
Ratios with no waiver of fees and assumption of expenses by the Adviser and no reduction for fees paid indirectly:
Total expenses to average net assets	1.60%(d)	1.70%	2.26%(d)
Net investment income (loss) to average net assets	9.13%(d)	11.09%	9.07%(d)
*	Class A commenced operations on January 27, 2023.
*	Pioneer CAT Bond Fund (the “Predecessor Fund”) reorganized with the Fund effective May 2, 2025 (the “Reorganization”), after the end of the semi-annual reporting period. The Predecessor Fund is the accounting survivor of the Reorganization. In the Reorganization, shareholders holding Class A, Class K, and Class Y shares of the Predecessor Fund received Class A, Class R6, and Class Y shares of the Fund, respectively.
(a)	The per-share data presented above is based on the average shares outstanding for the period presented.
(b)	Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charges. Total return would be reduced if sales charges were taken into account.
(c)	Not annualized.
(d)	Annualized.
The accompanying notes are an integral part of these financial statements.
26Victory Pioneer CAT Bond Fund | Semi-Annual | 4/30/25

	Six Months Ended 4/30/25 (unaudited)	Year Ended 10/31/24	1/27/23* to 10/31/23
Class K*
Net asset value, beginning of period	$11.65	$11.15	$10.00
Increase (decrease) from investment operations:
Net investment income (loss) (a)	$0.51	$1.25	$0.86
Net realized and unrealized gain (loss) on investments	(0.01)	0.23	0.29
Net increase (decrease) from investment operations	$0.50	$1.48	$1.15
Net investment income	(1.13)	(0.98)	—
Total distributions	$(1.13)	$(0.98)	$—
Net increase (decrease) in net asset value	$(0.63)	$0.50	$1.15
Net asset value, end of period	$11.02	$11.65	$11.15
Total return (b)	4.55%(c)	14.43%	11.50%(c)
Ratio of net expenses to average net assets	1.28%(d)	1.33%	1.39%(d)
Ratio of net investment income (loss) to average net assets	9.33%(d)	11.46%	10.70%(d)
Portfolio turnover rate	5%(c)	25%	77%(c)
Net assets, end of period (in thousands)	$67,172	$56,009	$9,755
Ratios with no waiver of fees and assumption of expenses by the Adviser and no reduction for fees paid indirectly:
Total expenses to average net assets	1.28%(d)	1.33%	1.96%(d)
Net investment income (loss) to average net assets	9.33%(d)	11.46%	10.13%(d)
*	Class K commenced operations on January 27, 2023.
*	Pioneer CAT Bond Fund (the “Predecessor Fund”) reorganized with the Fund effective May 2, 2025 (the “Reorganization”), after the end of the semi-annual reporting period. The Predecessor Fund is the accounting survivor of the Reorganization. In the Reorganization, shareholders holding Class A, Class K, and Class Y shares of the Predecessor Fund received Class A, Class R6, and Class Y shares of the Fund, respectively.
(a)	The per-share data presented above is based on the average shares outstanding for the period presented.
(b)	Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of each period.
(c)	Not annualized.
(d)	Annualized.
The accompanying notes are an integral part of these financial statements.
Victory Pioneer CAT Bond Fund | Semi-Annual | 4/30/2527

Financial Highlights  (continued)
	Six Months Ended 4/30/25 (unaudited)	Year Ended 10/31/24	1/27/23* to 10/31/23
Class Y*
Net asset value, beginning of period	$11.63	$11.14	$10.00
Increase (decrease) from investment operations:
Net investment income (loss) (a)	$0.49	$1.23	$0.85
Net realized and unrealized gain (loss) on investments	0.01	0.23	0.29
Net increase (decrease) from investment operations	$0.50	$1.46	$1.14
Net investment income	(1.12)	(0.97)	—
Total distributions	$(1.12)	$(0.97)	$—
Net increase (decrease) in net asset value	$(0.62)	$0.49	$1.14
Net asset value, end of period	$11.01	$11.63	$11.14
Total return (b)	4.55%(c)	14.27%	11.40%(c)
Ratio of net expenses to average net assets	1.42%(d)	1.46%	1.50%(d)
Ratio of net investment income (loss) to average net assets	9.09%(d)	11.27%	10.55%(d)
Portfolio turnover rate	5%(c)	25%	77%(c)
Net assets, end of period (in thousands)	$833,654	$382,254	$73,843
Ratios with no waiver of fees and assumption of expenses by the Adviser and no reduction for fees paid indirectly:
Total expenses to average net assets	1.42%(d)	1.46%	2.11%(d)
Net investment income (loss) to average net assets	9.09%(d)	11.27%	9.94%(d)
*	Class Y commenced operations on January 27, 2023.
*	Pioneer CAT Bond Fund (the “Predecessor Fund”) reorganized with the Fund effective May 2, 2025 (the “Reorganization”), after the end of the semi-annual reporting period. The Predecessor Fund is the accounting survivor of the Reorganization. In the Reorganization, shareholders holding Class A, Class K, and Class Y shares of the Predecessor Fund received Class A, Class R6, and Class Y shares of the Fund, respectively.
(a)	The per-share data presented above is based on the average shares outstanding for the period presented.
(b)	Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of each period.
(c)	Not annualized.
(d)	Annualized.
The accompanying notes are an integral part of these financial statements.
28Victory Pioneer CAT Bond Fund | Semi-Annual | 4/30/25

Notes to Financial Statements  |  4/30/25
(unaudited)
1. Organization and Signiﬁcant Accounting Policies
Victory Pioneer CAT Bond Fund (the “Fund”) is one of 29 portfolios comprising Victory Portfolios IV (the “Trust”), a Delaware statutory trust. The Fund is registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as a diversified, open-end management investment company.
The Fund, which commenced operations on May 2, 2025, is the successor to Pioneer CAT Bond Fund (the “Predecessor Fund”) and, accordingly, the Predecessor Fund’s performance and financial history have become the performance and financial history of the Fund. The Predecessor Fund transferred all of the net assets of Class A, Class K, and Class Y shares in exchange for the Fund’s Class A, Class R6, and Class Y shares, respectively, on May 2, 2025 pursuant to an agreement and plan of reorganization (the “Reorganization”) which was approved by the shareholders of the Predecessor Fund on April 28, 2025.
The Fund offers three classes of shares designated as Class A, Class R6 and Class Y shares. Each class of shares represents an interest in the same portfolio of investments of the Fund and has identical rights (based on relative net asset values) to assets and liquidation proceeds. Share classes can bear different rates of class-specific fees and expenses, such as transfer agent and distribution fees. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different dividends from net investment income earned by each class. The Second Amended and Restated Trust Instrument of the Trust gives the Board of Trustees the flexibility to specify either per-share voting or dollar-weighted voting when submitting matters for shareholder approval. Under per-share voting, each share of a class of the Fund is entitled to one vote. Under dollar-weighted voting, a shareholder’s voting power is determined not by the number of shares owned, but by the dollar value of the shares on the record date. Each share class has exclusive voting rights with respect to matters affecting only that class, including with respect to the distribution plan for that class. There is no distribution plan for Class R6 or Class Y shares.
Prior to April 1, 2025, Amundi Asset Management US, Inc., an indirect, wholly owned subsidiary of Amundi and Amundi’s wholly owned subsidiary, Amundi USA, Inc., served as the Fund’s investment adviser (“Amundi US”). Effective April 1, 2025, Victory Capital Management Inc. (“Victory Capital” or the “Adviser”) serves as the Fund’s investment adviser. See Note 9. Prior to April 1, 2025, Amundi Distributor US, Inc., an affiliate of Amundi US, served as the Fund’s distributor.  Effective April 1, 2025, Victory Capital Services, Inc. (the “Distributor”), an affiliate of the Adviser, serves as Distributor for the continuous offering of the shares of the Fund pursuant to a Distribution Agreement between the Distributor and the Trust and receives no fee or other compensation for these services.
The Fund is required to comply with Rule 18f-4 under the 1940 Act, which governs the use of derivatives by registered investment companies.
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Rule 18f-4 permits funds to enter into derivatives transactions (as defined in Rule 18f-4) and certain other transactions notwithstanding the restrictions on the issuance of “senior securities” under Section 18 of the 1940 Act. Rule 18f-4 requires a fund to establish and maintain a comprehensive derivatives risk management program, appoint a derivatives risk manager and comply with a relative or absolute limit on fund leverage risk calculated based on value-at-risk (“VaR”), unless the Fund uses derivatives in only a limited manner (a “limited derivatives user”). The Fund is currently a limited derivatives user for purposes of Rule 18f-4.
The Fund adopted Financial Accounting Standards Board Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (ASU 2023-07) during the period. The Fund’s adoption of the new standard impacted financial statement disclosures only and did not affect the Fund’s financial position or results of operations. The management committee of the Fund’s investment adviser acts as the Fund’s Chief Operations Decision Maker (CODM) who assesses performance and allocates resources with respect to the Fund. The Fund’s operations constitute a single operating segment and therefore, a single reportable segment, because the Fund has a single investment strategy as disclosed in its prospectus, against which the CODM manages the business activities using information of the Fund as a whole, and assesses performance of the Fund. The financial information provided to and reviewed by the CODM is the same as that presented within the Fund’s financial statements.
The Fund is an investment company and follows investment company accounting and reporting guidance under U.S. Generally Accepted Accounting Principles (“U.S. GAAP”). U.S. GAAP requires the management of the Fund to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the ﬁnancial statements, and the reported amounts of income, expenses and gain or loss on investments during the reporting period. Actual results could differ from those estimates.
The following is a summary of signiﬁcant accounting policies followed by the Fund in the preparation of its ﬁnancial statements:
A.	Security Valuation
The net asset value of the Fund is computed once daily, on each day the New York Stock Exchange (“NYSE”) is open, as of the close of regular trading on the NYSE.
Event-linked bonds are valued at the bid price obtained from an independent third party pricing service. Other insurance-linked securities (including reinsurance sidecars, collateralized reinsurance and industry loss warranties) may be valued at the bid price obtained from an independent pricing service, or through a third party using a pricing matrix, insurance valuation models, or other fair value methods or techniques to provide an estimated value of the instrument.
Fixed income securities are valued by using prices supplied by independent pricing services, which consider such factors as market prices, market events, quotations from one or more brokers, Treasury spreads, yields, maturities and ratings, or may use a pricing matrix or
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other fair value methods or techniques to provide an estimated value of the security or instrument. A pricing matrix is a means of valuing a debt security on the basis of current market prices for other debt securities, historical trading patterns in the market for fixed income securities and/or other factors. Non-U.S. debt securities that are listed on an exchange will be valued at the bid price obtained from an independent third party pricing service. When independent third party pricing services are unable to supply prices, or when prices or market quotations are considered to be unreliable, the value of that security may be determined using quotations from one or more broker-dealers.
The value of foreign securities is translated into U.S. dollars based on foreign currency exchange rate quotations supplied by a third party pricing source. Trading in non-U.S. equity securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund’s shares are determined as of such times. The Adviser may use a fair value model developed by an independent pricing service to value non-U.S. equity securities.
Shares of open-end registered investment companies (including money market mutual funds) are valued at such funds’ net asset value.
Securities for which independent pricing services or broker-dealers are unable to supply prices or for which market prices and/or quotations are not readily available or are considered to be unreliable are valued by a fair valuation team comprised of certain personnel of the Adviser. The Adviser is designated as the valuation designee for the Fund pursuant to Rule 2a-5 under the 1940 Act. The Adviser’s fair valuation team is responsible for monitoring developments that may impact fair valued securities.
Inputs used when applying fair value methods to value a security may include credit ratings, the financial condition of the company, current market conditions and comparable securities. The Adviser may use fair value methods if it is determined that a significant event has occurred after the close of the exchange or market on which the security trades and prior to the determination of the Fund’s net asset value. Examples of a significant event might include political or economic news, corporate restructurings, natural disasters, terrorist activity, tariffs or trading halts. Thus, the valuation of the Fund’s securities may differ significantly from exchange prices, and such differences could be material.
B.	Investment Income and Transactions
Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities where the ex-dividend date may have passed are recorded as soon as the Fund becomes aware of the ex-dividend data in the exercise of reasonable diligence.
Interest income, including interest on income-bearing cash accounts, is recorded on the accrual basis. Dividend and interest income are reported net of unrecoverable foreign taxes withheld at the applicable country rates and net of income accrued on defaulted securities.
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Interest and dividend income payable by delivery of additional shares is reclassified as PIK (payment-in-kind) income upon receipt and is included in interest and dividend income, respectively.
Security transactions are recorded as of trade date. Gains and losses on sales of investments are calculated on the identified cost method for both financial reporting and federal income tax purposes.
C.	Foreign Currency Translation
The books and records of the Fund are maintained in U.S. dollars. Amounts denominated in foreign currencies are translated into U.S. dollars using current exchange rates.
Net realized gains and losses on foreign currency transactions, if any, represent, among other things, the net realized gains and losses on foreign currency exchange contracts, disposition of foreign currencies and the difference between the amount of income accrued and the U.S. dollars actually received. Further, the effects of changes in foreign currency exchange rates on investments are not segregated on the Statement of Operations from the effects of changes in the market prices of those securities, but are included with the net realized and unrealized gain or loss on investments.
D.	Federal Income Taxes
It is the Fund’s policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its net taxable income and net realized capital gains, if any, to its shareholders. Therefore, no provision for federal income taxes is required. As of April 30, 2025, the Fund did not accrue any interest or penalties with respect to uncertain tax positions, which, if applicable, would be recorded as an income tax expense on the Statement of Operations. Tax returns filed within the prior three years remain subject to examination by federal and state tax authorities.
The amount and character of income and capital gain distributions to shareholders are determined in accordance with federal income tax rules, which may differ from U.S. GAAP. Distributions in excess of net investment income or net realized gains are temporary over distributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes. Capital accounts within the financial statements are adjusted for permanent book/tax differences to reflect tax character, but are not adjusted for temporary differences.
The tax character of distributions paid during the year ended October 31, 2024 was as follows:
2024
Distributions paid from:
Ordinary income	$7,805,276
Total	$7,805,276
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The following shows the components of distributable earnings (losses) on a federal income tax basis at October 31, 2024:
2024
Distributable earnings/(losses):
Undistributed ordinary income	$38,046,327
Capital loss carryforward	(491,033)
Net unrealized appreciation	521,344
Total	$38,076,638
The difference between book-basis and tax-basis net unrealized appreciation is attributable to the tax adjustments relating to ILS securities and the mark-to-market of foreign currency contracts.
E.	Fund Shares
The Fund records sales and repurchases of its shares as of trade date. Amundi Distributors US, Inc., the Predecessor Fund's distributor, and the Distributor earned $2,117 in underwriting commissions on the sale of Class A shares during the six months ended April 30, 2025.
F.	Class Allocations
Income, common expenses and realized and unrealized gains and losses are calculated at the Fund level and allocated daily to each class of shares based on its respective percentage of adjusted net assets at the beginning of the day.
Distribution fees are calculated based on the average daily net asset value attributable to Class A shares of the Fund (see Note 5). Class K and Class Y shares do not pay distribution fees. All expenses and fees paid to the Fund’s transfer agent for its services are allocated among the classes of shares based on the number of accounts in each class and the ratable allocation of related out-of-pocket expenses (see Note 4).
The Fund generally pays dividends from any net investment income in December. Short- and long-term capital gain distributions are paid in November. Distributions to shareholders are recorded as of the ex-dividend date. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner and at the same time, except that net investment income dividends to Class A, Class K and Class Y shares can reflect different transfer agent and distribution expense rates.
G.	Risks
The value of securities held by the Fund may go up or down, sometimes rapidly or unpredictably, due to general market conditions, such as real or perceived adverse economic, political or regulatory conditions, recessions, the spread of infectious illness or other public health issues, inflation, changes in interest rates, armed conflict such as between Russia and Ukraine or in the Middle East, sanctions against Russia, other nations or individuals or companies and possible countermeasures, lack of liquidity in the bond markets or adverse investor sentiment. In the past several years, financial markets have experienced increased
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volatility, depressed valuations, decreased liquidity and heightened uncertainty. These conditions may continue, recur, worsen or spread. Inflation and interest rates may increase. These circumstances could adversely affect the value and liquidity of the Fund’s investments and negatively impact the Fund’s performance.
Some sectors of the economy and individual issuers have experienced or may experience particularly large losses. Periods of extreme volatility in the financial markets, reduced liquidity of many instruments, increased government debt, inflation, and disruptions to supply chains, consumer demand and employee availability, may continue for some time. Following Russia’s invasion of Ukraine, Russian securities lost all, or nearly all, their market value. Other securities or markets could be similarly affected by past or future political, geopolitical or other events or conditions.
Governments and central banks, including the U.S. Federal Reserve, have taken extraordinary and unprecedented actions to support local and global economies and the financial markets. These actions have resulted in significant expansion of public debt, including in the U.S. The consequences of high public debt, including its future impact on the economy and securities markets, may not be known for some time.
The U.S. and other countries are periodically involved in disputes over trade and other matters, which may result in tariffs, investment restrictions and adverse impacts on affected companies and securities. For example, the U.S. has imposed tariffs and other trade barriers on Chinese exports, has restricted sales of certain categories of goods to China, and has established barriers to investments in China. Trade disputes may adversely affect the economies of the U.S. and its trading partners, as well as companies directly or indirectly affected and financial markets generally. If the political climate between the U.S. and China does not improve or continues to deteriorate, if China enters into military conflict with Taiwan, the Philippines or another neighbor, or if other geopolitical conflicts develop or get worse, economies, markets and individual securities may be severely affected both regionally and globally, and the value of the Fund’s assets may go down.
At times, the Fund’s investments may represent industries or industry sectors that are interrelated or have common risks, making the Fund more susceptible to any economic, political, or regulatory developments or other risks affecting those industries and sectors.
Under normal circumstances, the Fund invests at least 80% of its net assets in catastrophe (CAT) bonds. The Fund may also invest in other forms of insurance-linked securities (ILS). The Fund could lose a portion or all of the principal it has invested in a CAT bond or other ILS, and the right to additional interest or dividend payments with respect to the security, upon the occurrence of one or more trigger events, as defined within the terms of an insurance-linked security. ILS carry significant risk. See note 1.I.
The Fund may invest in securities and other obligations of any credit quality, including those that are rated below investment grade ("high yield"), or are unrated but are determined by the Adviser to be of
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equivalent credit quality. Below investment grade securities are commonly referred to as “junk bonds” and are considered speculative with respect to the issuer’s capacity to pay interest and repay principal. Below investment grade securities, including floating rate loans, involve greater risk of loss, are subject to greater price volatility, and may be less liquid and more difficult to value, especially during periods of economic uncertainty or change, than higher rated debt securities.
The Fund’s investments in foreign markets and countries with limited developing markets may subject the Fund to a greater degree of risk than investments in a developed market. These risks include disruptive political or economic conditions, military conflicts and sanctions, terrorism, sustained economic downturns, financial instability, less liquid trading markets, extreme price volatility, currency risks, reduction of government or central bank support, inadequate accounting standards, tariffs, tax disputes or other tax burdens, nationalization or expropriation of assets and the imposition of adverse governmental laws, arbitrary application of laws and regulations or lack of rule of law and investment and repatriation restrictions. Lack of information and less market regulation also may affect the value of these securities. Withholding and other non-U.S. taxes may decrease the Fund’s return. Non-U.S. issuers may be located in parts of the world that have historically been prone to natural disasters. Investing in depositary receipts is subject to many of the same risks as investing directly in non-U.S. issuers. Depositary receipts may involve higher expenses and may trade at a discount (or premium) to the underlying security.
Russia launched a large-scale invasion of Ukraine on February 24, 2022. In response to the military action by Russia, various countries, including the U.S., the United Kingdom, and European Union issued broad-ranging economic sanctions against Russia and Belarus and certain companies and individuals. Since then, Russian securities lost all, or nearly all, their market value, and many other issuers, securities and markets have been adversely affected. The United States and other countries may impose sanctions on other countries, companies and individuals in light of Russia’s military invasion. The extent and duration of the military action or future escalation of such hostilities, the extent and impact of existing and future sanctions, market disruptions and volatility, and the result of any diplomatic negotiations cannot be predicted. These and any related events could have a significant impact on the value and liquidity of certain Fund investments, on Fund performance and the value of an investment in the Fund, particularly with respect to securities and commodities, such as oil, natural gas and food commodities, as well as other sectors with exposure to Russian issuers or issuers in other countries affected by the invasion, and are likely to have collateral impacts on market sectors globally.
With the increased use of technologies such as the Internet to conduct business, the Fund is susceptible to operational, information security and related risks. While the Fund’s investment adviser has established business continuity plans in the event of, and risk management systems to prevent, limit or mitigate, such cyber-attacks, there are inherent limitations in such plans and systems, including the possibility that certain risks have not been identified. Furthermore, the Fund cannot
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control the cybersecurity plans and systems put in place by service providers to the Fund such as the Fund’s custodian and accounting agent, and the Fund’s transfer agent. In addition, many beneficial owners of Fund shares hold them through accounts at broker-dealers, retirement platforms and other financial market participants over which neither the Fund nor the Adviser exercises control. Each of these may in turn rely on service providers to them, which are also subject to the risk of cyber-attacks. Cybersecurity failures or breaches at the Adviser or the Fund’s service providers or intermediaries have the ability to cause disruptions and impact business operations, potentially resulting in financial losses, interference with the Fund’s ability to calculate its net asset value, impediments to trading, the inability of Fund shareholders to effect share purchases, redemptions or exchanges or receive distributions, loss of or unauthorized access to private shareholder information and violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, or additional compliance costs. Such costs and losses may not be covered under any insurance. In addition, maintaining vigilance against cyber-attacks may involve substantial costs over time, and system enhancements may themselves be subject to cyber-attacks.
The Fund’s prospectus contains unaudited information regarding the Fund’s principal risks. Please refer to that document when considering the Fund’s principal risks.
H.	Restricted Securities
Restricted Securities are subject to legal or contractual restrictions on resale. Restricted securities generally are resold in transactions exempt from registration under the Securities Act of 1933. Private placement securities are generally considered to be restricted except for those securities traded between qualiﬁed institutional investors under the provisions of Rule 144A of the Securities Act of 1933.
Disposal of restricted investments may involve negotiations and expenses, and prompt sale at an acceptable price may be difﬁcult to achieve. Restricted investments held by the Fund at April 30, 2025 are listed in the Schedule of Investments.
I.	Catastrophe (CAT) Bonds and Other Insurance-Linked Securities (“ILS”)
The Fund invests in CAT Bonds (also known as event-linked bonds) and may invest in other ILS. The Fund could lose a portion or all of the principal it has invested in a CAT bond or other ILS, and the right to additional interest or dividend payments with respect to the security, upon the occurrence of one or more trigger events, as deﬁned within the terms of an insurance-linked security. Trigger events, generally, are hurricanes, earthquakes, or other natural events of a speciﬁc size or magnitude that occur in a designated geographic region during a speciﬁed time period, and/or that involve losses or other metrics that exceed a speciﬁc amount. There is no way to accurately predict whether a trigger event will occur, and accordingly, CAT bonds and other ILS carry signiﬁcant risk. The Fund is entitled to receive principal, and interest and/or dividend payments so long as no trigger event occurs of
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the description and magnitude speciﬁed by the instrument. In addition to the speciﬁed trigger events, CAT bonds and other ILS may expose the Fund to other risks, including but not limited to issuer (credit) default, adverse regulatory or jurisdictional interpretations and adverse tax consequences.
Where the CAT bond or other ILS are based on the performance of underlying reinsurance contracts, the Fund has limited transparency into the individual underlying contracts, and therefore must rely upon the risk assessment and sound underwriting practices of the issuer. Accordingly, it may be more difficult for the Adviser to fully evaluate the underlying risk profile of the Fund’s structured reinsurance investments, and therefore the Fund’s assets are placed at greater risk of loss than if the Adviser had more complete information. Structured reinsurance instruments generally will be considered illiquid securities by the Fund. These securities may be difficult to purchase, sell or unwind. Illiquid securities also may be difficult to value. If the Fund is forced to sell an illiquid asset, the Fund may be forced to sell at a loss.
J.	Forward Foreign Currency Exchange Contracts
The Fund may enter into forward foreign currency exchange contracts (“contracts”) for the purchase or sale of a specific foreign currency at a fixed price on a future date. All contracts are marked-to-market daily at the applicable exchange rates, and any resulting unrealized appreciation or depreciation is recorded in the Fund’s financial statements. The Fund records realized gains and losses at the time a contract is offset by entry into a closing transaction or extinguished by delivery of the currency. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of the contract and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar (see Note 8).
During the six months ended April 30, 2025, the Fund had entered into various forward foreign currency exchange contracts that obligated the Fund to deliver or take delivery of currencies at specified future maturity dates. Alternatively, prior to the settlement date of a forward foreign currency exchange contract, the Fund may close out such contract by entering into an offsetting contract.
The average market value of forward foreign currency exchange contracts open during the six months ended April 30, 2025 was $0 and $5,539,582 for buys and sells, respectively. Open forward foreign currency exchange contracts outstanding at April 30, 2025 are listed in the Schedule of Investments.
2. Investment Advisory Agreement
The Adviser manages the Fund’s portfolio. Management fees payable under the Fund’s Investment Management Agreement with the Adviser are calculated daily and paid monthly at the annual rate of 1.20%(annualized) of the Fund’s average daily net assets up to $1 billion and 1.00% of the Fund’s average daily net assets over $1 billion. Prior to the Reorganization, Amundi Asset Management US, Inc. (“Amundi US”) served as the investment adviser of the Predecessor Fund. Under an investment
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management agreement with Amundi US, the Predecessor Fund paid management fees at the annual rate of 1.20% (annualized) of the Fund’s average daily net assets up to $1 billion and 1.00% of the Fund’s average daily net assets over $1 billion. For the six months ended April 30, 2025, the effective management fee (exclusive of waivers and/or assumption of expenses) was equivalent to 1.20% of the Fund’s average daily net assets.
Prior to the Reorganization, Amundi US contractually agreed to limit ordinary operating expenses (ordinary operating expenses means all fund expenses other than taxes, brokerage commissions, acquired fund fees and expenses and extraordinary expenses, such as litigation) to the extent required to reduce Fund expenses to 1.75%, 1.50% and 1.50% of the average daily net assets attributable to Class A, Class K and Class Y shares, respectively. These expense limitations were in effect during the six months ended April 30, 2025. Fees waived and expenses reimbursed during the period ended April 30, 2025 are reflected on the Statement of Operations.
The Adviser has contractually agreed to waive its management fee and/or reimburse expenses so that the total annual fund operating expenses (excluding certain items such as interest, taxes, and brokerage commissions) do not exceed 1.70%, 1.33%, and 1.46% of the Fund’s Class A, Class R6, and Class Y shares, respectively. These expense limitations are in effect through April 1, 2028. The Adviser is permitted to recoup advisory fees waived and expenses reimbursed for up to two years after the date of the waiver or reimbursement, subject to the lesser of any operating expense limits in effect at the time of (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount. This agreement may only be terminated by the Fund's Board of Trustees. There can be no assurance that the Adviser will extend the expense limitation agreement for a class of shares beyond the date referred to above.
In addition, under the management and administration agreements, certain other services and costs, including accounting, regulatory reporting and insurance premiums, are paid by the Fund as administrative reimbursements. Reflected on the Statement of Assets and Liabilities is $847,270 in management fees payable to the Adviser at April 30, 2025.
3. Compensation of Officers and Trustees
The Fund pays an annual fee to its Trustees. Except for the chief compliance officer, the Fund does not pay any salary or other compensation to its officers. The Fund pays a portion of the chief compliance officer’s compensation for his services as the Fund’s chief compliance officer. The Adviser pays the remaining portion of the chief compliance officer’s compensation. For the six months ended April 30, 2025, the Predecessor Fund paid $13,482 in Officers’ and Trustees’ compensation, which is reflected on the Statement of Operations as Officers’ and Trustees’ fees. At April 30, 2025, on its Statement of Assets and Liabilities, the Predecessor Fund had a payable for Trustees’ fees of $2,115 and a payable for administrative expenses of $43,253, which includes the payable for Officers’ compensation.
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4. Transfer Agent
BNY Mellon Investment Servicing (US) Inc. serves as the transfer agent to the Fund at negotiated rates. Transfer agent fees and payables shown on the Statement of Operations and the Statement of Assets and Liabilities, respectively, include sub-transfer agent expenses incurred through the Fund’s omnibus relationship contracts.
In addition, during the periods covered by the financial statements the Fund reimbursed the transfer agent for out-of-pocket expenses incurred by the transfer agent related to shareholder communications activities such as proxy and statement mailings, and outgoing phone calls. For the six months ended April 30, 2025, such out-of-pocket expenses by class of shares were as follows:
Shareholder Communications:
Class A	$50
Class K	23
Class Y	16,479
Total	$16,552
5. Distribution Plan
The Fund has adopted a distribution plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act with respect to its Class A shares. Pursuant to the Plan, the Fund pays the Distributor 0.25% of the average daily net assets attributable to Class A shares as compensation for personal services and/or account maintenance services or distribution services with regard to Class A shares. Reflected on the Statement of Assets and Liabilities is $184 in distribution fees payable to Amundi Distributor US, Inc, the Predecessor Fund's distributor at April 30, 2025.
In addition, redemptions of Class A shares may be subject to a contingent deferred sales charge (“CDSC”). A CDSC of 1.00% may be imposed on redemptions of certain net asset value purchases of Class A shares within 12 months of purchase. Shares purchased as part of an exchange remain subject to any CDSC that applied to the original purchase of those shares. There is no CDSC for Class K or Class Y shares. Proceeds from the CDSCs are paid to the Distributor. For the six months ended April 30, 2025, there were no CDSCs paid to Amundi Distributor US, Inc, the Predecessor Fund’s distributor, or to the Distributor.
6. Line of Credit Facility
During the periods covered by these financial statements, the Predecessor Fund participated in a committed, unsecured revolving line of credit (“credit facility”). Borrowings were used solely for temporary or emergency purposes. The Predecessor Fund was permitted to borrow up to the lesser of the amount available under the credit facility or the limits set for borrowing by the Predecessor Fund’s prospectus and the 1940 Act. The Predecessor Fund participated in a credit facility in the amount of $250 million. The commitment fee with respect to the credit facility was 0.20% of the daily unused portion of each lender’s commitment. For the six months ended April 30, 2025, the Predecessor Fund had no borrowings under the credit facility.
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7. Master Netting Agreements
The Fund has entered into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with substantially all of its derivative counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs the trading of certain Over the Counter (“OTC”) derivatives and typically contains, among other things, close-out and set- off provisions which apply upon the occurrence of an event of default and/or a termination event as deﬁned under the relevant ISDA Master Agreement. The ISDA Master Agreement may also give a party the right to terminate all transactions traded under such agreement if, among other things, there is deterioration in the credit quality of the other party.
Upon an event of default or a termination of the ISDA Master Agreement, the non-defaulting party has the right to close-out all transactions under such agreement and to net amounts owed under each transaction to determine one net amount payable by one party to the other. The right to close out and net payments across all transactions under the ISDA Master Agreement could result in a reduction of the Fund’s credit risk to its counterparty equal to any amounts payable by the Fund under the applicable transactions, if any. However, the Fund’s right to set-off may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which each speciﬁc ISDA Master Agreement of each counterparty is subject.
The collateral requirements for derivatives transactions under an ISDA Master Agreement are governed by a credit support annex to the ISDA Master Agreement. Collateral requirements are generally determined at the close of business each day and are typically based on changes in market values for each transaction under an ISDA Master Agreement and netted into one amount for such agreement. Generally, the amount of collateral due from or to a counterparty is subject to threshold (a “minimum transfer amount”) before a transfer is required, which may vary by counterparty. Collateral pledged for the beneﬁt of the Fund and/or counterparty is held in segregated accounts by the Fund’s custodian and cannot be sold, re- pledged, assigned or otherwise used while pledged. Cash that has been segregated to cover the Fund’s collateral obligations, if any, will be reported separately on the Statement of Assets and Liabilities as “Swaps collateral”. Securities pledged by the Fund as collateral, if any, are identiﬁed as such in the Schedule of Investments.
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Financial instruments subject to an enforceable master netting agreement, such as an ISDA Master Agreement, have been offset on the Statement of Assets and Liabilities. The following charts show gross liabilities of the Fund as of April 30, 2025.
Counterparty	Derivative Liabilities Subject to Master Netting Agreement	Derivatives Available for Offset	Non-Cash Collateral Pledged(a)	Cash Collateral Pledged(a)	Net Amount of Derivative Liabilities(b)
Goldman Sachs & Co.	$231,555	$—	$—	$(231,555)	$—
Total	$231,555	$—	$—	$(231,555)	$—

(a)	The amount presented here may be less than the total amount of collateral received/pledged, as the net amount of derivative assets and liabilities cannot be less than $0.
(b)	Represents the net amount payable to the counterparty in the event of default.
8. Additional Disclosures about Derivative Instruments and Hedging Activities
The Fund’s use of derivatives may enhance or mitigate the Fund’s exposure to the following risks:
Interest rate risk relates to the ﬂuctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.
Credit risk relates to the ability of the issuer of a ﬁnancial instrument to make further principal or interest payments on an obligation or commitment that it has to the Fund.
Foreign exchange rate risk relates to ﬂuctuations in the value of an asset or liability due to changes in currency exchange rates.
Equity risk relates to the ﬂuctuations in the value of ﬁnancial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange rate risk), whether caused by factors speciﬁc to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.
Commodity risk relates to the risk that the value of a commodity or commodity index will ﬂuctuate based on increases or decreases in the commodities market and factors speciﬁc to a particular industry or commodity.
Victory Pioneer CAT Bond Fund | Semi-Annual | 4/30/2541

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at April 30, 2025, was as follows:
Statement of Assets and Liabilities	Interest Rate Risk	Credit Risk	Foreign Exchange Rate Risk	Equity Risk	Commodity Risk
Liabilities
Unrealized depreciation on forward foreign currency exchange contracts	$—	$—	$231,555	$—	$—
Total Value	$—	$—	$231,555	$—	$—
The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations by risk exposure at April 30, 2025, was as follows:
Statement of Operations	Interest Rate Risk	Credit Risk	Foreign Exchange Rate Risk	Equity Risk	Commodity Risk
Net Realized Gain (Loss) on
Forward foreign currency exchange contracts	$—	$—	$108,208	$—	$—
Total Value	$—	$—	$108,208	$—	$—
Change in Net Unrealized Appreciation (Depreciation) on
Forward foreign currency exchange contracts	$—	$—	$(309,914)	$—	$—
Total Value	$—	$—	$(309,914)	$—	$—
9. Subsequent Event
On May 2, 2025 (the “Closing Date”), the Predecessor Fund was reorganized with the Fund (the “Reorganization”). The purpose of this transaction was to combine two funds with similar investment objectives and strategies.
This tax-free Reorganization was accomplished by exchanging the assets and liabilities of the Predecessor Fund for shares of the Fund. Shareholders holding Class A, Class K and Class Y shares of the Predecessor Fund received Class A, Class R6 and Class Y shares of the Fund, respectively, in the Reorganization. The investment portfolio of the Predecessor Fund, with an aggregate value of $843,624,480 and an identified cost of $837,240,955 at May 2, 2025, was the principal asset acquired by the Fund.
The Predecessor Fund was the accounting survivor of the Reorganization.  Accordingly, the Predecessor Fund’s  performance and financial history have become the performance and financial history of the Fund.
42Victory Pioneer CAT Bond Fund | Semi-Annual | 4/30/25

Approval of Investment Advisory Agreement with Victory Capital Management Inc.
Victory Capital Management Inc. (“Victory Capital”) serves as the investment adviser to Victory Pioneer CAT Bond Fund (the “Fund”) pursuant to an investment advisory agreement between Victory Capital and the Fund (the “Investment Advisory Agreement”).
The Fund is newly-organized and was established in connection with the reorganization of Pioneer CAT Bond Fund (the “Predecessor Fund”) into the Fund (the “Reorganization”).  The Predecessor Fund and the Fund entered into the Reorganization in connection with the contribution of Amundi Asset Management US, Inc. (“Amundi US”), the Predecessor Fund’s investment adviser, to Victory Capital Holdings, Inc. (“Victory Capital Holdings”), the parent company of Victory Capital (the “Transaction”).  The Reorganization was approved by shareholders of the Predecessor Fund at a meeting held on April 28, 2025 and was consummated on May 2, 2025.
The Trustees of the Fund, including all of the Independent Trustees, met to consider the Investment Advisory Agreement at an in-person meeting held on December 16, 2024.  The Independent Trustees also served on the Board of Trustees of the Predecessor Fund.
To assist the Trustees in their consideration of the Investment Advisory Agreement, Victory Capital provided extensive information to the Trustees regarding the Reorganization, the Transaction and the investment advisory services to be provided by Victory Capital under the Investment Advisory Agreement.  Before and during the December 16, 2024 meeting, the Trustees sought additional information as they deemed necessary and appropriate.  In connection with their consideration of the Investment Advisory Agreement, the Independent Trustees worked with their independent legal counsel to prepare requests for additional information that were submitted to Victory Capital and Amundi US. The Trustees’ requests for information sought information relevant to the Trustees’ consideration of the Investment Advisory Agreement and anticipated impacts of the Reorganization and the Transaction on the Fund and its shareholders.  The Independent Trustees met with senior management representatives of Victory Capital and Amundi US on numerous occasions to discuss various aspects of the Reorganization and the Transaction, to review information provided to assist the Independent Trustees in their consideration of the Investment Advisory Agreement, the Reorganization and the Transaction, and to make supplemental due diligence requests for additional information from Victory Capital and Amundi US with respect to
Victory Pioneer CAT Bond Fund | Semi-Annual | 4/30/2543

the Investment Advisory Agreement, the Reorganization and the Transaction. Victory Capital and Amundi US provided documents and information in response to the requests from the Independent Trustees, as well as made presentations to, and responded to questions from, the Independent Trustees.
Prior to voting on the Investment Advisory Agreement, the Independent Trustees reviewed the Reorganization, the Transaction and the Investment Advisory Agreement with representatives of Amundi US and Victory Capital, counsel to the Fund and counsel to the Independent Trustees.  The Independent Trustees also reviewed the Reorganization, the Transaction and the Investment Advisory Agreement with their independent legal counsel in private sessions at which no representatives of Amundi US, Victory Capital or counsel to the Fund were present.
The Trustees’ evaluation of the Investment Advisory Agreement reflected information provided specifically in connection with their review of the Investment Advisory Agreement, as well as, where relevant, information that was previously furnished to the Independent Trustees in connection with the renewal of the Predecessor Fund’s investment advisory agreement with Amundi US (the “Predecessor Fund Investment Advisory Agreement”) at an in-person meeting of the Predecessor Fund’s Board of Trustees held on September 17, 2024 and at other meetings of the Predecessor Fund’s Board of Trustees throughout the prior year.
Among other things, the Trustees considered:
(i) that, in the Transaction, Amundi US would be combined into Victory Capital Holdings in exchange for shares of Victory Capital Holdings issued to Amundi Asset Management S.A.S. (“Amundi”), the parent company of Amundi US, without Amundi becoming a controlling stockholder of Victory Capital Holdings, and that Victory Capital Holdings and Amundi would establish a long-term reciprocal distribution partnership;
(ii) representations by Victory Capital regarding the reputation, experience, financial strength and resources of Victory Capital and its investment franchises;
(iii) that Victory Capital informed the Trustees that the portfolio managers of the Predecessor Fund were expected to continue to act as portfolio managers of the Fund following the consummation of the Reorganization as members of Pioneer Investments, a planned Victory Capital investment franchise, managing the Fund using the same investment approach under which the Predecessor Fund was managed, and the Trustees considered the historical investment performance record of the Predecessor Fund under such investment approach;
44Victory Pioneer CAT Bond Fund | Semi-Annual | 4/30/25

(iv) the non-investment resources, infrastructure and personnel of Victory Capital that would be involved in Victory Capital’s services to the Fund, including Victory Capital’s legal and operational structure, risk management, administrative, legal, compliance and cybersecurity functions;
(v) Victory Capital’s distribution capabilities, including its significant network of intermediary relationships, which may provide additional opportunities for the Fund to grow assets and lower fees and expenses through increased economies of scale;
(vi) Victory Capital’s broad distribution network and a large fund family of Victory Funds may also provide opportunities for asset growth for the Fund and economies of scale through the potential to negotiate lower fee rates from service providers and to determine based on the assets of the entire Victory Fund complex;
(vii) the fact that the contractual advisory fee rate payable by the Fund would be the same as the contractual advisory fee rate payable by the Predecessor Fund;
(viii) the fact that the Independent Trustees received full comparative fee and expense data in connection with their approval of the continuance of the Predecessor Fund Investment Advisory Agreement at the in-person meeting of the Predecessor Fund’s Board of Trustees held on September 17, 2024;
(ix) that Victory Capital agreed with the Trustees that, for at least three years after the closing of the Reorganization, Victory Capital would waive fees and/or reimburse expenses so that the Fund’s total net annual operating expenses (excluding certain customary items) does not exceed the lower of (i) the total net annual operating expenses associated with investing in the Predecessor Fund after application of expense limitation arrangements in effect for the Predecessor Fund, if any, or (ii) the total net annual operating expenses of the Predecessor Fund as of the end of the Predecessor Fund’s most recent fiscal year at the time of the closing of the Reorganization, and that the contractual expense limitation agreement permits Victory Capital to recoup advisory fees waived and expenses reimbursed for up to two years after the fiscal year in which the waiver or reimbursement took place, subject to the lesser of any operating expense limitation in effect at the time of: (1) the original waiver or expense reimbursement; or (2) recoupment, after giving effect to the recoupment amount;
(x) that the investment objective, principal investment strategies and principal risks of the Fund are the same as those of the Predecessor Fund;
Victory Pioneer CAT Bond Fund | Semi-Annual | 4/30/2545

(xi) that Victory Capital had acquired and integrated several investment management companies;
(xii) that Victory Capital had agreed to conduct, and use reasonable best efforts to cause its affiliates to conduct, its business in compliance with Section 15(f) of the 1940 Act so as not to impose an “unfair burden” on the Fund; and
(xiii) the potential benefits to the shareholders of the Fund, including continuity of portfolio management and operating efficiencies due to the greater scale of Victory Capital that may be achieved from the Reorganization.
Certain of these considerations are discussed in more detail below.
The Trustees also requested, obtained and considered the following information in connection with their evaluation of the Reorganization, the Transaction and the Investment Advisory Agreement for the Fund: (i) memoranda provided by Fund counsel that summarized the legal standards and other considerations that are relevant to the Trustees in their deliberations regarding the Investment Advisory Agreement; and (ii) the financial statements of Victory Capital, a profitability analysis provided by Victory Capital, and an analysis from Victory Capital as to possible economies of scale.  The Independent Trustees further considered materials provided in connection with their review of the Predecessor Fund Investment Advisory Agreement, including information regarding the qualifications of the investment management team for the Fund, as well as the level of investment by the Fund’s portfolio managers in the Fund.  In addition, the Independent Trustees considered the information provided at and in connection with regularly scheduled meetings of the Board of Trustees of the Predecessor Fund throughout the year regarding the Predecessor Fund’s performance and risk attributes, including through meetings with investment management personnel, and took into account other information related to the Predecessor Fund provided to the Independent Trustees at regularly scheduled meetings.
At the December 16, 2024 meeting, based on their evaluation of the information provided, the Trustees including the Independent Trustees voting separately, approved the Investment Advisory Agreement.  In approving the Investment Advisory Agreement, the Trustees considered various factors that they determined were relevant, including the factors described below.  The Trustees did not identify any single factor as the controlling factor in their determinations.
46Victory Pioneer CAT Bond Fund | Semi-Annual | 4/30/25

Nature, Extent and Quality of Services
The Trustees considered that the Fund is newly-organized and was established in connection with the Reorganization.  The Trustees considered that the investment objective, principal investment strategies and principal risks of the Fund are the same as those of the Predecessor Fund.  The Trustees also considered Victory Capital’s representation that, under the Investment Advisory Agreement, the Fund would be managed using the same investment approach under which the Predecessor Fund was managed.
The Trustees considered the nature, extent and quality of the services that had been provided by Amundi US to the Predecessor Fund and that were expected to be provided by Victory Capital to the Fund following the consummation of the Reorganization, taking into account the investment objective and principal investment strategies of the Fund.
The Trustees considered information provided by Victory Capital regarding its business and operating structure, scale of operations, leadership and reputation.  The Trustees also considered the capabilities, resources, and personnel of Victory Capital, in order to determine whether Victory Capital is capable of providing at least the same level of investment management services provided to the Predecessor Fund.  The Trustees received information regarding Victory Capital’s plans to integrate Amundi US investment personnel into Victory Capital as members of Pioneer Investments, a Victory Capital investment franchise.  The Independent Trustees noted that they had considered the qualifications of the portfolio managers at Amundi US at meetings of the Predecessor Fund’s Board of Trustees held prior to September 17, 2024.
The Trustees considered the non-investment resources, infrastructure and personnel of Victory Capital that would be involved in Victory Capital’s services to the Fund, including Victory Capital’s compliance, risk management, cybersecurity and legal resources and personnel.  The Trustees also reviewed information provided by Victory Capital related to its business, legal, and regulatory affairs, including information regarding the resources available to Victory Capital to provide the services specified under the Investment Advisory Agreement.  The Trustees also considered Victory Capital’s financial condition, and noted that Victory Capital was expected to be able to provide a high level of service to the Fund and continuously invest and re-invest in its investment management business.
The Trustees considered that Amundi US supervised and monitored the performance of the Predecessor Fund’s service providers and provided the Predecessor Fund with personnel (including Fund officers) and other resources that were necessary for the Predecessor Fund’s business
Victory Pioneer CAT Bond Fund | Semi-Annual | 4/30/2547

management and operations, and considered the personnel and resources that Victory Capital proposed to provide with respect to such services for the Fund under the Investment Advisory Agreement.  The Trustees also considered that, as administrator, Amundi US was responsible for the administration of the Predecessor Fund’s business and other affairs and that, following the Reorganization, Victory Capital would be responsible for the administration of the Fund’s business and other affairs.  The Trustees considered that the fees Victory Capital would charge for administration services were higher than the fees that Amundi US received as reimbursement for services rendered, and considered Victory Capital’s explanation of the reasons for the differences in administration fees charged by Victory Capital and Amundi US as well as the expense limitation arrangement proposed to be implemented for the Fund for at least three years following the completion of the Reorganization.
Based on these considerations, the Trustees concluded that the nature, extent and quality of services that Victory Capital would provide to the Fund would be satisfactory and consistent with the terms of the Investment Advisory Agreement.
Performance of the Fund
The Fund is newly-organized and does not have a performance history.  The Trustees considered that the Fund succeeded to the performance history of the Predecessor Fund in the Reorganization.  In considering the Predecessor Fund’s performance, the Independent Trustees regularly reviewed and discussed throughout the year data and information comparing the Predecessor Fund’s performance with the performance of its peer group of funds, as classified by Morningstar, Inc. (Morningstar), and with the performance of the Predecessor Fund’s benchmark index.  They also discussed the Predecessor Fund’s performance with the Predecessor Fund’s portfolio managers on a regular basis.  The Independent Trustees’ regular reviews and discussions with respect to the Predecessor Fund were factored into the Trustees’ deliberations concerning the approval of the Investment Advisory Agreement.
In addition, the Trustees considered that the Predecessor Fund’s portfolio managers were expected to continue to act as portfolio managers of the Fund following the consummation of the Reorganization as members of Pioneer Investments, a Victory Capital investment franchise.  The Trustees also considered that the investment objective and principal investment strategies of the Fund are the same as those of the Predecessor Fund.
48Victory Pioneer CAT Bond Fund | Semi-Annual | 4/30/25

Advisory Fee and Expenses
The Independent Trustees considered that the contractual advisory fee rate payable by the Fund under the Investment Advisory Agreement would be the same as the contractual advisory fee rate payable by the Predecessor Fund.  The Independent Trustees also considered that, for at least three years after the close of the Reorganization, Victory Capital had agreed to waive fees and/or reimburse expenses of the Fund so that its total net operating expenses (excluding certain customary items) does not exceed the lower of (i) the total net annual operating expenses associated with investing in the Predecessor Fund after application of expense limitation arrangements in effect for the Predecessor Fund, if any, or (ii) the total net annual operating expenses of the Predecessor Fund as of the end of the Predecessor Fund’s most recent fiscal year, at the time of the closing of the Reorganization.  The Independent Trustees also considered that they had received full comparative fee and expense data in connection with their approval of the continuance of the Predecessor Fund Investment Advisory Agreement at the in-person meeting of the Predecessor Fund’s Board of Trustees held on September 17, 2024.  The Trustees concluded that the proposed advisory fee payable by the Fund to Victory Capital was reasonable in relation to the nature and quality of services to be provided by Victory Capital.
Profitability
The Trustees considered information provided by Victory Capital regarding the estimated profitability of Victory Capital with respect to the advisory services proposed to be provided by Victory Capital to the Fund, including the methodology used by Victory Capital in allocating certain of its costs to the management of the Fund.  The Trustees also considered Victory Capital’s estimated profit margins in connection with the overall operation of the Fund.  The Trustees considered the investments Victory Capital expected to make to support and grow the Pioneer funds brand and the costs to integrate the Amundi US/Pioneer Funds business into Victory Capital.  The Trustees also considered information regarding Victory Capital’s profit margins with respect to the funds it currently manages.  The Trustees considered Victory Capital’s representation that the fully integrated Amundi US/Pioneer Funds business, including investments to support ongoing growth, was expected to have a positive impact on Victory Capital’s overall financial profitability.  The Trustees considered Victory Capital’s current profit margins in comparison to the limited industry data available and noted that the profitability of any adviser was affected by numerous factors, including its organizational structure and method for
Victory Pioneer CAT Bond Fund | Semi-Annual | 4/30/2549

allocating expenses.  The Trustees concluded that Victory Capital’s estimated profitability with respect to the management of the Fund was not unreasonable.
Economies of Scale
The Trustees considered the extent to which Victory Capital may realize economies of scale or other efficiencies in managing and supporting the Fund.  The Trustees noted the breakpoints in the management fee schedule.  The Trustees recognize that economies of scale are difficult to identify and quantify, and that, among other factors that may be relevant, are the following: fee levels, expense subsidization, investment by Victory Capital in research and analytical capabilities and Victory Capital’s commitment and resource allocation to the Fund.  The Trustees noted that profitability also may be an indicator of the availability of any economies of scale, although profitability may vary for other reasons including due to reductions in expenses.  The Trustees concluded that economies of scale, if any, would be appropriately shared with the Fund.
Other Benefits
The Trustees considered the other benefits that Victory Capital may enjoy from its relationship with the Fund.  The Trustees considered the character and amount of fees to be paid by the Fund, other than under the Investment Advisory Agreement, for services to be provided by Victory Capital and its affiliates.  The Trustees further considered the revenues and profitability of Victory Capital’s businesses other than the Fund business.  To the extent applicable, the Trustees also considered the potential benefits to the Fund and to Victory Capital and its affiliates from the use of “soft” commission dollars generated by the Fund to pay for research and brokerage services.
The Trustees noted that the completion of the Transaction would result in a long-term reciprocal distribution partnership between Amundi and Victory Capital, and that Victory Capital may benefit from Amundi’s ability to market the services of Victory Capital globally, including in an increase of the overall scale of Victory Capital.  The Trustees considered that the Transaction would significantly increase Victory Capital’s assets under management and expand Victory Capital’s investment capabilities. The Trustees considered that this increased size and diversification could facilitate Victory Capital’s continued investment in its business and products, which Victory Capital would be able to leverage across a broader base of assets.  The Trustees considered that Victory Capital and the Fund are expected to receive reciprocal intangible benefits from the relationship,
50Victory Pioneer CAT Bond Fund | Semi-Annual | 4/30/25

including mutual brand recognition.  The Trustees concluded that any such benefits received by Victory Capital as a result of its relationship with the Fund were reasonable.
Conclusion
After consideration of the factors described above as well as other factors, the Trustees, including the Independent Trustees, concluded that the Investment Advisory Agreement, including the fees payable thereunder, was fair and reasonable and voted to approve the Investment Advisory Agreement.
Victory Pioneer CAT Bond Fund | Semi-Annual | 4/30/2551

How to Contact Victory Capital
We are pleased to offer a variety of convenient ways for you to contact us for assistance or information.
Call us for:

Account Information, including existing accounts,
new accounts, prospectuses, applications
and service forms
1-800-225-6292
Visit our web site: vcm.com
This report must be preceded or accompanied by a prospectus.
The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Shareholders may view the filed Form N-PORT by visiting the Commission’s web site at https://sec.gov.

Victory Capital Management, Inc.
60 State Street
Boston, MA 02109
vcm.com
Securities offered through Victory Capital Services, Inc.
60 State Street, Boston, MA 02109
Underwriter of Victory Funds, Member SIPC
© 2025 Victory Capital Management, Inc. 33368-02-0625

Victory Pioneer Equity Income Fund*
(successor to Pioneer Equity Income Fund)*
Semi-Annual: Full Financials
April 30, 2025
* Effective April 1, 2025, during the semi-annual reporting period covered by this report, Pioneer Equity Income Fund (the “Predecessor Fund”)reorganized with Victory Pioneer Equity Income Fund  (the “Reorganization”). The Predecessor Fund is the accounting survivor of the Reorganization. Accordingly, the Predecessor Fund’s performance and financial history have become the performance and financial history of the Victory Pioneer Equity Income Fund.

visit us: vcm.com

Victory Pioneer Equity Income Fund | Semi-Annual | 4/30/251

Schedule of Investments  |  4/30/25
(unaudited)
Shares		Value
	UNAFFILIATED ISSUERS — 99.7%
	Common Stocks — 99.7% of Net Assets
	Air Freight & Logistics — 2.6%
225,416	United Parcel Service, Inc., Class B	$ 21,482,145
	Total Air Freight & Logistics	$21,482,145

	Automobiles — 1.4%
1,191,801	Ford Motor Co.	$ 11,929,928
	Total Automobiles	$11,929,928

	Banks — 14.8%
620,504	Bank of America Corp.	$ 24,745,699
123,351	JPMorgan Chase & Co.	30,174,122
24,826	M&T Bank Corp.	4,214,462
186,007	Regions Financial Corp.	3,796,403
440,651	Truist Financial Corp.	16,894,559
84,514	US Bancorp	3,409,295
563,707	Wells Fargo & Co.	40,028,834
	Total Banks	$123,263,374

	Broadline Retail — 2.1%
255,047	eBay, Inc.	$ 17,384,003
	Total Broadline Retail	$17,384,003

	Building Products — 0.4%
61,856	Fortune Brands Innovations, Inc.	$ 3,329,090
	Total Building Products	$3,329,090

	Capital Markets — 9.6%
192,417	Morgan Stanley	$ 22,208,770
179,601	Northern Trust Corp.	16,878,902
130,306	Raymond James Financial, Inc.	17,857,134
259,700	State Street Corp.	22,879,570
	Total Capital Markets	$79,824,376

	Chemicals — 3.3%
21,583	Air Products and Chemicals, Inc.	$ 5,850,935
270,344	LyondellBasell Industries NV, Class A	15,736,724
54,794	PPG Industries, Inc.	5,964,875
	Total Chemicals	$27,552,534

	Communications Equipment — 3.1%
452,171	Cisco Systems, Inc.	$ 26,103,832
	Total Communications Equipment	$26,103,832

The accompanying notes are an integral part of these financial statements.
2Victory Pioneer Equity Income Fund | Semi-Annual | 4/30/25

Shares		Value
	Consumer Staples Distribution & Retail — 1.9%
161,791	Target Corp.	$ 15,645,190
	Total Consumer Staples Distribution & Retail	$15,645,190

	Distributors — 0.3%
24,691	Genuine Parts Co.	$ 2,902,427
	Total Distributors	$2,902,427

	Diversified Telecommunication Services — 1.5%
280,779	Verizon Communications, Inc.	$ 12,371,123
	Total Diversified Telecommunication Services	$12,371,123

	Electric Utilities — 0.7%
47,224	Duke Energy Corp.	$ 5,762,272
	Total Electric Utilities	$5,762,272

	Electrical Equipment — 1.2%
41,424	Rockwell Automation, Inc.	$ 10,259,896
	Total Electrical Equipment	$10,259,896

	Entertainment — 2.6%
234,703	Walt Disney Co.	$ 21,346,238
	Total Entertainment	$21,346,238

	Food Products — 4.4%
84,605	Hershey Co.	$ 14,145,110
79,697	John B Sanfilippo & Son, Inc.	5,281,520
142,163	Mondelez International, Inc., Class A	9,685,565
199,236	The Campbell’s Co.	7,264,145
	Total Food Products	$36,376,340

	Ground Transportation — 2.0%
76,121	Union Pacific Corp.	$ 16,416,255
	Total Ground Transportation	$16,416,255

	Health Care Equipment & Supplies — 2.4%
231,544	Medtronic Plc	$ 19,625,669
	Total Health Care Equipment & Supplies	$19,625,669

	Health Care Providers & Services — 0.9%
41,759	Quest Diagnostics, Inc.	$ 7,442,289
	Total Health Care Providers & Services	$7,442,289

	Hotels, Restaurants & Leisure — 0.5%
56,752	Starbucks Corp.	$ 4,542,998
	Total Hotels, Restaurants & Leisure	$4,542,998

The accompanying notes are an integral part of these financial statements.
Victory Pioneer Equity Income Fund | Semi-Annual | 4/30/253

Schedule of Investments  |  4/30/25
(unaudited) (continued)
Shares		Value
	Household Products — 2.7%
140,413	Kimberly-Clark Corp.	$ 18,503,625
24,543	Procter & Gamble Co.	3,989,956
	Total Household Products	$22,493,581

	Industrial Conglomerates — 5.4%
180,282	3M Co.	$ 25,042,973
92,904	Honeywell International, Inc.	19,556,292
	Total Industrial Conglomerates	$44,599,265

	Industrial REITs — 0.3%
24,933	Prologis, Inc.	$ 2,548,153
	Total Industrial REITs	$2,548,153

	Insurance — 4.3%
257,014	American International Group, Inc.	$ 20,951,781
21,301	Chubb, Ltd.	6,093,790
84,458	Prudential Financial, Inc.	8,674,681
	Total Insurance	$35,720,252

	IT Services — 2.6%
14,138	Accenture Plc, Class A	$ 4,229,383
73,527	International Business Machines Corp.	17,780,299
	Total IT Services	$22,009,682

	Machinery — 1.7%
10,996	Caterpillar, Inc.	$ 3,400,733
23,300	Deere & Co.	10,800,948
	Total Machinery	$14,201,681

	Media — 2.8%
565,806	Comcast Corp., Class A	$ 19,350,565
81,925	Fox Corp., Class A	4,079,046
	Total Media	$23,429,611

	Multi-Utilities — 2.0%
230,326	CMS Energy Corp.	$ 16,963,510
	Total Multi-Utilities	$16,963,510

	Oil, Gas & Consumable Fuels — 9.4%
204,547	ConocoPhillips	$ 18,229,229
684,988	Coterra Energy, Inc.	16,823,305
30,376	EOG Resources, Inc.	3,351,384
374,964	Exxon Mobil Corp.	39,607,447
	Total Oil, Gas & Consumable Fuels	$78,011,365

	Pharmaceuticals — 7.5%
350,103	Bristol-Myers Squibb Co.	$ 17,575,171
The accompanying notes are an integral part of these financial statements.
4Victory Pioneer Equity Income Fund | Semi-Annual | 4/30/25

Shares		Value
	Pharmaceuticals — (continued)
203,621	Johnson & Johnson	$ 31,827,998
234,542	Sanofi S.A. (A.D.R.)	12,888,083
	Total Pharmaceuticals	$62,291,252

	Residential REITs — 1.0%
69,867	Camden Property Trust	$ 7,950,865
	Total Residential REITs	$7,950,865

	Semiconductors & Semiconductor Equipment — 0.8%
40,860	Texas Instruments, Inc.	$ 6,539,643
	Total Semiconductors & Semiconductor Equipment	$6,539,643

	Specialty Retail — 3.0%
63,537	Lowe's Cos., Inc.	$ 14,204,331
80,457	TJX Cos., Inc.	10,353,207
	Total Specialty Retail	$24,557,538

	Textiles, Apparel & Luxury Goods — 0.5%
79,292	NIKE, Inc., Class B	$ 4,472,069
	Total Textiles, Apparel & Luxury Goods	$4,472,069

	Total Common Stocks (Cost $718,128,955)	$829,348,446

	TOTAL INVESTMENTS IN UNAFFILIATED ISSUERS — 99.7% (Cost $718,128,955)	$829,348,446
	OTHER ASSETS AND LIABILITIES — 0.3%	$2,457,841
	net assets — 100.0%	$831,806,287

(A.D.R.)	American Depositary Receipts.
REIT	Real Estate Investment Trust.
Purchases and sales of securities (excluding short-term investments and all derivative contracts except for options purchased) for the six months ended April 30, 2025, aggregated $343,301,460 and $507,724,219, respectively.
The accompanying notes are an integral part of these financial statements.
Victory Pioneer Equity Income Fund | Semi-Annual | 4/30/255

Schedule of Investments  |  4/30/25
(unaudited) (continued)
At April 30, 2025, the net unrealized appreciation on investments based on cost for federal tax purposes of $720,302,482 was as follows:
Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$145,654,017
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(36,608,053)
Net unrealized appreciation	$109,045,964
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels below.
Level 1	–	unadjusted quoted prices in active markets for identical securities.
Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.). See Notes to Financial Statements — Note 1A.
Level 3	–	significant unobservable inputs (including the Adviser’s own assumptions in determining fair value of investments). See Notes to Financial Statements — Note 1A.
The following is a summary of the inputs used as of April 30, 2025 in valuing the Fund’s investments:
	Level 1	Level 2	Level 3	Total
Common Stocks	$829,348,446	$—	$—	$829,348,446
Total Investments in Securities	$829,348,446	$—	$—	$829,348,446
During the period ended April 30, 2025, there were no transfers in or out of Level 3.
The accompanying notes are an integral part of these financial statements.
6Victory Pioneer Equity Income Fund | Semi-Annual | 4/30/25

Statement of Assets and Liabilities  |  4/30/25
(unaudited)
ASSETS:
Investments in unaffiliated issuers, at value (cost $718,128,955)	$829,348,446
Receivables —
Investment securities sold	4,253,804
Fund shares sold	96,738
Dividends	1,884,476
Due from the Adviser	5,171
Other assets	88,288
Total assets	$835,676,923
LIABILITIES:
Overdraft due to custodian	$2,689,294
Payables —
Fund shares repurchased	407,212
Distributions	34
Trustees’ fees	3,741
Transfer agent fees	155,456
Management fees	407,031
Administrative expenses	59,942
Distribution fees	66,505
Accrued expenses	81,421
Total liabilities	$3,870,636
NET ASSETS:
Paid-in capital	$676,566,980
Distributable earnings	155,239,307
Net assets	$831,806,287
NET ASSET VALUE PER SHARE:
No par value (unlimited number of shares authorized)
Class A* (based on $515,738,703/22,405,512 shares)	$23.02
Class C* (based on $20,549,815/924,470 shares)	$22.23
Class R6* (based on $64,949,849/2,814,085 shares)	$23.08
Class R* (based on $29,085,222/1,209,171 shares)	$24.05
Class Y* (based on $201,482,698/8,493,955 shares)	$23.72
MAXIMUM OFFERING PRICE PER SHARE:
Class A (based on $23.02 net asset value per share/100%-5.75% maximum sales charge)	$24.42

*	Pioneer Equity Income Fund (the "Predecessor Fund") reorganized with the Fund effective April 1, 2025 (the "Reorganization"), during the semi-annual reporting period. The Predecessor Fund is the accounting survivor of the Reorganization. In the Reorganization, shareholders holding Class A, Class C, Class K, Class R and Class Y shares of the Predecessor Fund received Class A, Class C, Class R6, Class R and Class Y shares of the Fund, respectively.
The accompanying notes are an integral part of these financial statements.
Victory Pioneer Equity Income Fund | Semi-Annual | 4/30/257

Statement of Operations (unaudited)
FOR THE SIX MONTHS ENDED 4/30/25
INVESTMENT INCOME:
Dividends from unaffiliated issuers	$15,306,660
Total Investment Income		$15,306,660
EXPENSES:
Management fees	$2,841,368
Administrative expenses	174,639
Transfer agent fees
Class A*	139,329
Class C*	8,258
Class R6*	213
Class R*	39,788
Class Y*	147,386
Distribution fees
Class A*	713,260
Class C*	125,370
Class R*	79,975
Shareholder communications expense	47,292
Custodian fees	4,892
Registration fees	43,112
Professional fees	40,524
Printing expense	17,330
Officers’ and Trustees’ fees	22,946
Insurance expense	7,039
Miscellaneous	53,460
Total expenses		$4,506,181
Less fees waived and expenses reimbursed by the Adviser		(5,171)
Net expenses		$4,501,010
Net investment income		$10,805,650
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on:
Investments in unaffiliated issuers	$45,170,164
Other assets and liabilities denominated in foreign currencies	(10,750)	$45,159,414
Change in net unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers	$(93,138,229)
Other assets and liabilities denominated in foreign currencies	55,352	$(93,082,877)
Net realized and unrealized gain (loss) on investments		$(47,923,463)
Net decrease in net assets resulting from operations		$(37,117,813)

*	Pioneer Equity Income Fund (the "Predecessor Fund") reorganized with the Fund effective April 1, 2025 (the "Reorganization"), during the semi-annual reporting period. The Predecessor Fund is the accounting survivor of the Reorganization. In the Reorganization, shareholders holding Class A, Class C, Class K, Class R and Class Y shares of the Predecessor Fund received Class A, Class C, Class R6, Class R and Class Y shares of the Fund, respectively.
The accompanying notes are an integral part of these financial statements.
8Victory Pioneer Equity Income Fund | Semi-Annual | 4/30/25

Statements of Changes in Net Assets
	Six Months Ended 4/30/25 (unaudited)	Year Ended 10/31/24
FROM OPERATIONS:
Net investment income (loss)	$10,805,650	$25,120,745
Net realized gain (loss) on investments	45,159,414	289,038,476
Change in net unrealized appreciation (depreciation) on investments	(93,082,877)	(13,363,301)
Net increase (decrease) in net assets resulting from operations	$(37,117,813)	$300,795,920
DISTRIBUTIONS TO SHAREHOLDERS:
Class A* ($9.58 and $5.46 per share, respectively)	$(174,974,338)	$(104,432,944)
Class C* ($9.48 and $5.22 per share, respectively)	(8,457,277)	(5,963,336)
Class R6* ($9.62 and $5.56 per share, respectively)	(23,877,804)	(36,202,199)
Class R* ($9.52 and $5.32 per share, respectively)	(9,317,881)	(5,263,117)
Class Y* ($9.61 and $5.50 per share, respectively)	(85,053,643)	(88,882,192)
Total distributions to shareholders	$(301,680,943)	$(240,743,788)
FROM FUND SHARE TRANSACTIONS:
Net proceeds from sales of shares	$79,650,750	$97,283,466
Reinvestment of distributions	289,104,529	232,314,801
Cost of shares repurchased	(238,642,347)	(783,053,878)
Net increase (decrease) in net assets resulting from Fund share transactions	$130,112,932	$(453,455,611)
Net decrease in net assets	$(208,685,824)	$(393,403,479)
NET ASSETS:
Beginning of period	$1,040,492,111	$1,433,895,590
End of period	$831,806,287	$1,040,492,111

*	Pioneer Equity Income Fund (the "Predecessor Fund") reorganized with the Fund effective April 1, 2025 (the "Reorganization"), during the semi-annual reporting period. The Predecessor Fund is the accounting survivor of the Reorganization. In the Reorganization, shareholders holding Class A, Class C, Class K, Class R and Class Y shares of the Predecessor Fund received Class A, Class C, Class R6, Class R and Class Y shares of the Fund, respectively.
The accompanying notes are an integral part of these financial statements.
Victory Pioneer Equity Income Fund | Semi-Annual | 4/30/259

Statements of Changes in Net Assets
(continued)
	Six Months Ended 4/30/25 Shares (unaudited)	Six Months Ended 4/30/25 Amount (unaudited)	Year Ended 10/31/24 Shares	Year Ended 10/31/24 Amount
Class A*
Shares sold	640,094	$16,486,090	757,574	$23,406,458
Reinvestment of distributions	6,480,523	167,081,008	3,444,810	99,167,859
Less shares repurchased	(2,986,643)	(75,720,913)	(5,264,353)	(163,479,552)
Net increase (decrease)	4,133,974	$107,846,185	(1,061,969)	$(40,905,235)
Class C*
Shares sold	38,325	$927,125	57,871	$1,729,464
Reinvestment of distributions	333,102	8,293,962	204,942	5,726,847
Less shares repurchased	(364,186)	(8,958,411)	(555,266)	(16,864,491)
Net increase (decrease)	7,241	$262,676	(292,453)	$(9,408,180)
Class R6*
Shares sold	257,378	$6,416,584	769,055	$23,656,956
Reinvestment of distributions	893,245	23,085,536	1,240,498	35,748,679
Less shares repurchased	(968,495)	(25,398,180)	(6,129,762)	(189,434,736)
Net increase (decrease)	182,128	$4,103,940	(4,120,209)	$(130,029,101)
Class R*
Shares sold	30,595	$806,894	80,347	$2,576,003
Reinvestment of distributions	346,029	9,316,426	177,597	5,262,425
Less shares repurchased	(149,878)	(4,003,478)	(267,078)	(8,509,756)
Net increase (decrease)	226,746	$6,119,842	(9,134)	$(671,328)
Class Y*
Shares sold	1,805,043	$55,014,057	1,453,979	$45,914,585
Reinvestment of distributions	3,060,592	81,327,597	2,949,634	86,408,991
Less shares repurchased	(4,714,870)	(124,561,365)	(13,102,807)	(404,765,343)
Net increase (decrease)	150,765	$11,780,289	(8,699,194)	$(272,441,767)

*	Pioneer Equity Income Fund (the "Predecessor Fund") reorganized with the Fund effective April 1, 2025 (the "Reorganization"), during the semi-annual reporting period. The Predecessor Fund is the accounting survivor of the Reorganization. In the Reorganization, shareholders holding Class A, Class C, Class K, Class R and Class Y shares of the Predecessor Fund received Class A, Class C, Class R6, Class R and Class Y shares of the Fund, respectively.
The accompanying notes are an integral part of these financial statements.
10Victory Pioneer Equity Income Fund | Semi-Annual | 4/30/25

Financial Highlights
	Six Months Ended 4/30/25 (unaudited)	Year Ended 10/31/24	Year Ended 10/31/23	Year Ended 10/31/22	Year Ended 10/31/21	Year Ended 10/31/20
Class A*
Net asset value, beginning of period	$33.19	$31.41	$35.99	$42.74	$31.38	$35.59
Increase (decrease) from investment operations:
Net investment income (loss) (a)	$0.28	$0.62	$0.52	$0.56	$0.55	$0.58
Net realized and unrealized gain (loss) on investments	(0.87)	6.62	(0.86)	(3.46)	11.32	(3.35)
Net increase (decrease) from investment operations	$(0.59)	$7.24	$(0.34)	$(2.90)	$11.87	$(2.77)
Distributions to shareholders:
Net investment income	$(0.27)	$(0.62)	$(0.69)	$(0.59)	$(0.51)	$(0.61)
Net realized gain	(9.31)	(4.84)	(3.55)	(3.26)	—	(0.83)
Total distributions	$(9.58)	$(5.46)	$(4.24)	$(3.85)	$(0.51)	$(1.44)
Net increase (decrease) in net asset value	$(10.17)	$1.78	$(4.58)	$(6.75)	$11.36	$(4.21)
Net asset value, end of period	$23.02	$33.19	$31.41	$35.99	$42.74	$31.38
Total return (b)	(4.58)%(c)	26.06%(d)	(1.72)%	(7.22)%	37.99%	(8.00)%
Ratio of net expenses to average net assets	0.99%(e)	1.00%	1.02%	0.99%	1.02%	1.06%
Ratio of net investment income (loss) to average net assets	2.23%(e)	1.98%	1.53%	1.47%	1.41%	1.78%
Portfolio turnover rate	36%(c)	59%	59%	30%	25%	8%
Net assets, end of period (in thousands)	$515,739	$606,483	$607,251	$731,964	$879,753	$703,864
*	Pioneer Equity Income Fund (the "Predecessor Fund") reorganized with the Fund effective April 1, 2025 (the "Reorganization"), during the semi-annual reporting period. The Predecessor Fund is the accounting survivor of the Reorganization. In the Reorganization, shareholders holding Class A, Class C, Class K, Class R and Class Y shares of the Predecessor Fund received Class A, Class C, Class R6, Class R and Class Y shares of the Fund, respectively.
(a)	The per-share data presented above is based on the average shares outstanding for the period presented.
(b)	Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charges. Total return would be reduced if sales charges were taken into account.
(c)	Not annualized.
(d)	For the period ended October 31, 2024, the Fund’s total return includes gains in settlement of class action lawsuits. The impact on Class A’s total return was less than 0.005%.
(e)	Annualized.
The accompanying notes are an integral part of these financial statements.
Victory Pioneer Equity Income Fund | Semi-Annual | 4/30/2511

Financial Highlights  (continued)
	Six Months Ended 4/30/25 (unaudited)	Year Ended 10/31/24	Year Ended 10/31/23	Year Ended 10/31/22	Year Ended 10/31/21	Year Ended 10/31/20
Class C*
Net asset value, beginning of period	$32.36	$30.75	$35.30	$42.01	$30.85	$35.00
Increase (decrease) from investment operations:
Net investment income (loss) (a)	$0.18	$0.38	$0.26	$0.27	$0.27	$0.35
Net realized and unrealized gain (loss) on investments	(0.83)	6.45	(0.83)	(3.40)	11.12	(3.29)
Net increase (decrease) from investment operations	$(0.65)	$6.83	$(0.57)	$(3.13)	$11.39	$(2.94)
Distributions to shareholders:
Net investment income	$(0.17)	$(0.38)	$(0.43)	$(0.32)	$(0.23)	$(0.38)
Net realized gain	(9.31)	(4.84)	(3.55)	(3.26)	—	(0.83)
Total distributions	$(9.48)	$(5.22)	$(3.98)	$(3.58)	$(0.23)	$(1.21)
Net increase (decrease) in net asset value	$(10.13)	$1.61	$(4.55)	$(6.71)	$11.16	$(4.15)
Net asset value, end of period	$22.23	$32.36	$30.75	$35.30	$42.01	$30.85
Total return (b)	(4.97)%(c)	25.12%(d)	(2.43)%	(7.92)%	37.00%	(8.64)%
Ratio of net expenses to average net assets	1.76%(e)	1.76%	1.76%	1.73%	1.75%	1.75%
Ratio of net investment income (loss) to average net assets	1.49%(e)	1.23%	0.79%	0.73%	0.69%	1.11%
Portfolio turnover rate	36%(c)	59%	59%	30%	25%	8%
Net assets, end of period (in thousands)	$20,550	$29,680	$37,195	$51,086	$70,156	$68,832
*	Pioneer Equity Income Fund (the "Predecessor Fund") reorganized with the Fund effective April 1, 2025 (the "Reorganization"), during the semi-annual reporting period. The Predecessor Fund is the accounting survivor of the Reorganization. In the Reorganization, shareholders holding Class A, Class C, Class K, Class R and Class Y shares of the Predecessor Fund received Class A, Class C, Class R6, Class R and Class Y shares of the Fund, respectively.
(a)	The per-share data presented above is based on the average shares outstanding for the period presented.
(b)	Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charges. Total return would be reduced if sales charges were taken into account.
(c)	Not annualized.
(d)	For the period ended October 31, 2024, the Fund’s total return includes gains in settlement of class action lawsuits. The impact on Class C’s total return was less than 0.005%.
(e)	Annualized.
The accompanying notes are an integral part of these financial statements.
12Victory Pioneer Equity Income Fund | Semi-Annual | 4/30/25

	Six Months Ended 4/30/25 (unaudited)	Year Ended 10/31/24	Year Ended 10/31/23	Year Ended 10/31/22	Year Ended 10/31/21	Year Ended 10/31/20
Class R6*
Net asset value, beginning of period	$33.26	$31.46	$36.03	$42.81	$31.44	$35.65
Increase (decrease) from investment operations:
Net investment income (loss) (a)	$0.33	$0.73	$0.63	$0.69	$0.70	$0.71
Net realized and unrealized gain (loss) on investments	(0.89)	6.63	(0.85)	(3.48)	11.33	(3.36)
Net increase (decrease) from investment operations	$(0.56)	$7.36	$(0.22)	$(2.79)	$12.03	$(2.65)
Distributions to shareholders:
Net investment income	$(0.31)	$(0.72)	$(0.80)	$(0.73)	$(0.66)	$(0.73)
Net realized gain	(9.31)	(4.84)	(3.55)	(3.26)	—	(0.83)
Total distributions	$(9.62)	$(5.56)	$(4.35)	$(3.99)	$(0.66)	$(1.56)
Net increase (decrease) in net asset value	$(10.18)	$1.80	$(4.57)	$(6.78)	$11.37	$(4.21)
Net asset value, end of period	$23.08	$33.26	$31.46	$36.03	$42.81	$31.44
Total return (b)	(4.46)%(c)	26.51%(d)	(1.38)%	(6.94)%	38.49%	(7.62)%
Ratio of net expenses to average net assets	0.68%(e)	0.68%	0.68%	0.66%	0.66%	0.66%
Ratio of net investment income (loss) to average net assets	2.55%(e)	2.33%	1.87%	1.80%	1.77%	2.18%
Portfolio turnover rate	36%(c)	59%	59%	30%	25%	8%
Net assets, end of period (in thousands)	$64,950	$87,532	$212,454	$236,277	$300,778	$242,250
*	Pioneer Equity Income Fund (the "Predecessor Fund") reorganized with the Fund effective April 1, 2025 (the "Reorganization"), during the semi-annual reporting period. The Predecessor Fund is the accounting survivor of the Reorganization. In the Reorganization, shareholders holding Class A, Class C, Class K, Class R and Class Y shares of the Predecessor Fund received Class A, Class C, Class R6, Class R and Class Y shares of the Fund, respectively.
(a)	The per-share data presented above is based on the average shares outstanding for the period presented.
(b)	Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of each period.
(c)	Not annualized.
(d)	For the period ended October 31, 2024, the Fund’s total return includes gains in settlement of class action lawsuits. The impact on Class R6’s total return was less than 0.005%.
(e)	Annualized.
The accompanying notes are an integral part of these financial statements.
Victory Pioneer Equity Income Fund | Semi-Annual | 4/30/2513

Financial Highlights  (continued)
	Six Months Ended 4/30/25 (unaudited)	Year Ended 10/31/24	Year Ended 10/31/23	Year Ended 10/31/22	Year Ended 10/31/21	Year Ended 10/31/20
Class R*
Net asset value, beginning of period	$34.27	$32.26	$36.85	$43.67	$32.04	$36.28
Increase (decrease) from investment operations:
Net investment income (loss) (a)	$0.24	$0.50	$0.39	$0.41	$0.43	$0.48
Net realized and unrealized gain (loss) on investments	(0.94)	6.83	(0.89)	(3.54)	11.56	(3.42)
Net increase (decrease) from investment operations	$(0.70)	$7.33	$(0.50)	$(3.13)	$11.99	$(2.94)
Distributions to shareholders:
Net investment income	$(0.21)	$(0.48)	$(0.54)	$(0.43)	$(0.36)	$(0.47)
Net realized gain	(9.31)	(4.84)	(3.55)	(3.26)	—	(0.83)
Total distributions	$(9.52)	$(5.32)	$(4.09)	$(3.69)	$(0.36)	$(1.30)
Net increase (decrease) in net asset value	$(10.22)	$2.01	$(4.59)	$(6.82)	$11.63	$(4.24)
Net asset value, end of period	$24.05	$34.27	$32.26	$36.85	$43.67	$32.04
Total return (b)	(4.80)%(c)	25.55%(d)	(2.11)%	(7.61)%	37.54%	(8.33)%
Ratio of net expenses to average net assets	1.40%(e)	1.42%	1.42%	1.40%	1.37%	1.41%
Ratio of net investment income (loss) to average net assets	1.82%(e)	1.55%	1.14%	1.06%	1.07%	1.44%
Portfolio turnover rate	36%(c)	59%	59%	30%	25%	8%
Net assets, end of period (in thousands)	$29,085	$33,671	$31,992	$42,033	$54,015	$48,198
Ratios with no waiver of fees and assumption of expenses by the Adviser and no reduction for fees paid indirectly:
Total expenses to average net assets	1.43%	1.42%	1.42%	1.40%	1.37%	1.41%
Net investment income (loss) to average net assets	1.79%	1.55%	1.14%	1.06%	1.07%	1.44%
*	Pioneer Equity Income Fund (the "Predecessor Fund") reorganized with the Fund effective April 1, 2025 (the "Reorganization"), during the semi-annual reporting period. The Predecessor Fund is the accounting survivor of the Reorganization. In the Reorganization, shareholders holding Class A, Class C, Class K, Class R and Class Y shares of the Predecessor Fund received Class A, Class C, Class R6, Class R and Class Y shares of the Fund, respectively.
(a)	The per-share data presented above is based on the average shares outstanding for the period presented.
(b)	Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of each period.
(c)	Not annualized.
(d)	For the period ended October 31, 2024, the Fund’s total return includes gains in settlement of class action lawsuits. The impact on Class R’s total return was less than 0.005%.
(e)	Annualized.
The accompanying notes are an integral part of these financial statements.
14Victory Pioneer Equity Income Fund | Semi-Annual | 4/30/25

	Six Months Ended 4/30/25 (unaudited)	Year Ended 10/31/24	Year Ended 10/31/23	Year Ended 10/31/22	Year Ended 10/31/21	Year Ended 10/31/20
Class Y*
Net asset value, beginning of period	$33.94	$31.98	$36.56	$43.35	$31.82	$36.05
Increase (decrease) from investment operations:
Net investment income (loss) (a)	$0.32	$0.72	$0.60	$0.65	$0.66	$0.69
Net realized and unrealized gain (loss) on investments	(0.93)	6.74	(0.87)	(3.52)	11.48	(3.42)
Net increase (decrease) from investment operations	$(0.61)	$7.46	$(0.27)	$(2.87)	$12.14	$(2.73)
Distributions to shareholders:
Net investment income	$(0.30)	$(0.66)	$(0.76)	$(0.66)	$(0.61)	$(0.67)
Net realized gain	(9.31)	(4.84)	(3.55)	(3.26)	—	(0.83)
Total distributions	$(9.61)	$(5.50)	$(4.31)	$(3.92)	$(0.61)	$(1.50)
Net increase (decrease) in net asset value	$(10.22)	$1.96	$(4.58)	$(6.79)	$11.53	$(4.23)
Net asset value, end of period	$23.72	$33.94	$31.98	$36.56	$43.35	$31.82
Total return (b)	(4.53)%(c)	26.36%(d)	(1.50)%	(7.04)%	38.36%	(7.76)%
Ratio of net expenses to average net assets	0.80%(e)	0.80%	0.81%	0.78%	0.78%	0.77%
Ratio of net investment income (loss) to average net assets	2.45%(e)	2.25%	1.75%	1.67%	1.65%	2.08%
Portfolio turnover rate	36%(c)	59%	59%	30%	25%	8%
Net assets, end of period (in thousands)	$201,483	$283,127	$545,003	$719,094	$1,124,634	$934,973
*	Pioneer Equity Income Fund (the "Predecessor Fund") reorganized with the Fund effective April 1, 2025 (the "Reorganization"), during the semi-annual reporting period. The Predecessor Fund is the accounting survivor of the Reorganization. In the Reorganization, shareholders holding Class A, Class C, Class K, Class R and Class Y shares of the Predecessor Fund received Class A, Class C, Class R6, Class R and Class Y shares of the Fund, respectively.
(a)	The per-share data presented above is based on the average shares outstanding for the period presented.
(b)	Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of each period.
(c)	Not annualized.
(d)	If the Fund had not recognized gains in settlement of class action lawsuits during the year ended October 31, 2024, the total return would have been 26.32%.
(e)	Annualized.
The accompanying notes are an integral part of these financial statements.
Victory Pioneer Equity Income Fund | Semi-Annual | 4/30/2515

Notes to Financial Statements  |  4/30/25
(unaudited)
1. Organization and Signiﬁcant Accounting Policies
Victory Pioneer Equity Income Fund (the “Fund”) is one of 29 portfolios comprising Victory Portfolios IV (the “Trust”), a Delaware statutory trust. The Fund is registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as a diversified, open-end management investment company. The Fund, which commenced operations on April 1, 2025, is the successor to Pioneer Equity Income Fund (the “Predecessor Fund”) and, accordingly, the Predecessor Fund’s performance and financial history have become the performance and financial history of the Fund. The Predecessor Fund transferred all of the net assets of Class A, Class C, Class K, Class R and Class Y shares in exchange for the Fund’s Class A, Class C, Class R6, Class R and Class Y shares, respectively, on April 1, 2025 pursuant to an agreement and plan of reorganization (the “Reorganization”) which was approved by the shareholders of the Predecessor Fund on March 27, 2025. Accordingly, the Reorganization, which was a tax-free exchange, had no effect on the Fund’s operations. The investment objective of the Fund is current income and long-term growth of capital from a portfolio consisting primarily of income producing equity securities of U.S. corporations.
The Fund offers five classes of shares designated as Class A, Class C, Class R6, Class R and Class Y shares. Each class of shares represents an interest in the same portfolio of investments of the Fund and has identical rights (based on relative net asset values) to assets and liquidation proceeds. Share classes can bear different rates of class-specific fees and expenses such as transfer agent and distribution fees. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different dividends from net investment income earned by each class. The Second Amended and Restated Trust Instrument of the Fund gives the Board of Trustees the flexibility to specify either per-share voting or dollar-weighted voting when submitting matters for shareholder approval. Under per-share voting, each share of a class of the Fund is entitled to one vote. Under dollar-weighted voting, a shareholder’s voting power is determined not by the number of shares owned, but by the dollar value of the shares on the record date. Each share class has exclusive voting rights with respect to matters affecting only that class, including with respect to the distribution plan for that class. There is no distribution plan for Class R6 or Class Y shares.
Prior to April 1, 2025, Amundi Asset Management US, Inc., an indirect, wholly owned subsidiary of Amundi and Amundi’s wholly owned
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subsidiary, Amundi USA, Inc., served as the Fund’s investment adviser (“Amundi US”). Effective April 1, 2025, VictoryCapital Management Inc. (“Victory Capital” or the "Adviser") serves as the Fund’s investment adviser. See Note 7. Prior to April 1, 2025, Amundi Distributor US, Inc., an affiliate of Amundi US, served as the Fund’s distributor.  Effective April 1, 2025, Victory Capital Services, Inc. (the “Distributor”), an affiliate of the Adviser, serves as Distributor for the continuous offering of the shares of the Fund pursuant to a Distribution Agreement between the Distributor and the Trust and receives no fee or other compensation for these services Delaware corporation, and a wholly owned direct subsidiary of Victory Capital Operating, LLC. Victory Capital Services, Inc. (the “Distributor”), an affiliate of the Adviser, serves as Distributor for the continuous offering of the shares of the Fund pursuant to a Distribution Agreement between the Distributor and the Trust and receives no fee or other compensation for these services.
The Fund is required to comply with Rule 18f-4 under the 1940 Act, which governs the use of derivatives by registered investment companies. Rule 18f-4 permits funds to enter into derivatives transactions (as defined in Rule 18f-4) and certain other transactions notwithstanding the restrictions on the issuance of “senior securities” under Section 18 of the 1940 Act. Rule 18f-4 requires a fund to establish and maintain a comprehensive derivatives risk management program, appoint a derivatives risk manager and comply with a relative or absolute limit on fund leverage risk calculated based on value-at-risk (“VaR”), unless the Fund uses derivatives in only a limited manner (a “limited derivatives user”). The Fund is currently a limited derivatives user for purposes of Rule 18f-4.
The Fund adopted Financial Accounting Standards Board Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (ASU 2023-07) during the period. The Fund’s adoption of the new standard impacted financial statement disclosures only and did not affect the Fund’s financial position or results of operations. The management committee of the Fund’s investment adviser acts as the Fund’s Chief Operations Decision Maker (CODM) who assesses performance and allocates resources with respect to the Fund. The Fund’s operations constitute a single operating segment and therefore, a single reportable segment, because the Fund has a single investment strategy as disclosed in its prospectus, against which the CODM manages the business activities using information of the Fund as a whole, and assesses performance of the Fund. The financial information provided to and reviewed by the CODM is the same as that presented within the Fund’s financial statements.
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The Fund is an investment company and follows investment company accounting and reporting guidance under U.S. Generally Accepted Accounting Principles (“U.S. GAAP”). U.S. GAAP requires the management of the Fund to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the ﬁnancial statements, and the reported amounts of income, expenses and gain or loss on investments during the reporting period. Actual results could differ from those estimates.
The following is a summary of signiﬁcant accounting policies followed by the Fund in the preparation of its ﬁnancial statements:
A.	Security Valuation
The net asset value of the Fund is computed once daily, on each day the New York Stock Exchange (“NYSE”) is open, as of the close of regular trading on the NYSE.
Equity securities that have traded on an exchange are valued by using the last sale price on the principal exchange where they are traded. Equity securities that have not traded on the date of valuation, or securities for which sale prices are not available, generally are valued using the mean between the last bid and asked prices or, if both last bid and asked prices are not available, at the last quoted bid price. Last sale and bid and asked prices are provided by independent third party pricing services. In the case of equity securities not traded on an exchange, prices are typically determined by independent third party pricing services using a variety of techniques and methods.
The value of foreign securities is translated into U.S. dollars based on foreign currency exchange rate quotations supplied by a third party pricing source. Trading in non-U.S. equity securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund’s shares are determined as of such times. The Adviser may use a fair value model developed by an independent pricing service to value non-U.S. equity securities.
Securities for which independent pricing services or broker-dealers are unable to supply prices or for which market prices and/or quotations are not readily available or are considered to be unreliable are valued by a fair valuation team comprised of certain personnel of the Adviser. The Adviser is designated as the valuation designee for the Fund pursuant to Rule 2a-5 under the 1940 Act. The Adviser’s fair valuation team is responsible for monitoring developments that may impact fair valued securities.
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Inputs used when applying fair value methods to value a security may include credit ratings, the financial condition of the company, current market conditions and comparable securities. The Adviser may use fair value methods if it is determined that a significant event has occurred after the close of the exchange or market on which the security trades and prior to the determination of the Fund’s net asset value. Examples of a significant event might include political or economic news, corporate restructurings, natural disasters, terrorist activity, tariffs or trading halts. Thus, the valuation of the Fund’s securities may differ significantly from exchange prices, and such differences could be material.
B.	Investment Income and Transactions
Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities where the ex-dividend date may have passed are recorded as soon as the Fund becomes aware of the ex-dividend data in the exercise of reasonable diligence.
Interest income, including interest on income-bearing cash accounts, is recorded on the accrual basis. Dividend and interest income are reported net of unrecoverable foreign taxes withheld at the applicable country rates and net of income accrued on defaulted securities.
Interest and dividend income payable by delivery of additional shares is reclassified as PIK (payment-in-kind) income upon receipt and is included in interest and dividend income, respectively.
Security transactions are recorded as of trade date. Gains and losses on sales of investments are calculated on the identified cost method for both financial reporting and federal income tax purposes.
C.	Foreign Currency Translation
The books and records of the Fund are maintained in U.S. dollars. Amounts denominated in foreign currencies are translated into U.S. dollars using current exchange rates.
Net realized gains and losses on foreign currency transactions, if any, represent, among other things, the net realized gains and losses on foreign currency exchange contracts, disposition of foreign currencies and the difference between the amount of income accrued and the U.S. dollars actually received. Further, the effects of changes in foreign currency exchange rates on investments are not segregated on the Statement of Operations from the effects of changes in the market prices of those securities, but are included with the net realized and unrealized gain or loss on investments.
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D.	Federal Income Taxes
It is the Fund’s policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its net taxable income and net realized capital gains, if any, to its shareholders. Therefore, no provision for federal income taxes is required. As of April 30, 2025, the Fund did not accrue any interest or penalties with respect to uncertain tax positions, which, if applicable, would be recorded as an income tax expense on the Statement of Operations. Tax returns filed within the prior three years remain subject to examination by federal and state tax authorities.
The amount and character of income and capital gain distributions to shareholders are determined in accordance with federal income tax rules, which may differ from U.S. GAAP. Distributions in excess of net investment income or net realized gains are temporary over distributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes. Capital accounts within the financial statements are adjusted for permanent book/tax differences to reflect tax character, but are not adjusted for temporary differences.
A portion of the dividend income recorded by the Fund is from distributions by publicly traded real estate investment trusts (“REITs”), and such distributions for tax purposes may also consist of capital gains and return of capital. The actual return of capital and capital gains portions of such distributions will be determined by formal notifications from the REITs subsequent to the calendar year-end. Distributions received from the REITs that are determined to be a return of capital are recorded by the Fund as a reduction of the cost basis of the securities held and those determined to be capital gain are reflected as such on the Statement of Operations.
The tax character of current year distributions payable will be determined at the end of the current taxable year. The tax character of distributions paid during the year ended October 31, 2024 was as follows:
2024
Distributions paid from:
Ordinary income	$24,729,274
Long-term capital gains	216,014,514
Total	$240,743,788
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The following shows the components of distributable earnings (losses) on a federal income tax basis at October 31, 2024:
2024
Distributable earnings/(losses):
Undistributed ordinary income	$31,305,676
Undistributed long-term capital gains	260,814,943
Net unrealized appreciation	201,917,444
Total	$494,038,063
The difference between book-basis and tax-basis net unrealized appreciation is attributable to the tax deferral of losses on wash sales.
E.	Fund Shares
The Fund records sales and repurchases of its shares as of trade date. Amundi Distributors US, Inc., the Predecessor Fund’s distributor, and the Distributor earned $11,220 in underwriting commissions on the sale of Class A shares during the six months ended April 30, 2025.
F.	Class Allocations
Income, common expenses and realized and unrealized gains and losses are calculated at the Fund level and allocated daily to each class of shares based on its respective percentage of adjusted net assets at the beginning of the day.
Distribution fees are calculated based on the average daily net asset value attributable to Class A, Class C and Class R shares of the Fund, respectively (see Note 5). Class R6 and Class Y shares do not pay distribution fees. All expenses and fees paid to the Fund’s transfer agent for its services are allocated among the classes of shares based on the number of accounts in each class and the ratable allocation of related out-of-pocket expenses (see Note 4).
Distributions to shareholders are recorded as of the ex-dividend date. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner and at the same time, except that net investment income dividends to Class A, Class C, Class R6, Class R and Class Y shares can reflect different transfer agent and distribution expense rates.
G.	Risks
The value of securities held by the Fund may go up or down, sometimes rapidly or unpredictably, due to general market conditions, such as real or perceived adverse economic, political or regulatory conditions, recessions, the spread of infectious illness or other public health issues,
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inflation, changes in interest rates, armed conflict such as between Russia and Ukraine or in the Middle East, sanctions against Russia, other nations or individuals or companies and possible countermeasures, lack of liquidity in the bond markets or adverse investor sentiment. In the past several years, financial markets have experienced increased volatility, depressed valuations, decreased liquidity and heightened uncertainty. These conditions may continue, recur, worsen or spread. Inflation and interest rates may increase. These circumstances could adversely affect the value and liquidity of the Fund’s investments and negatively impact the Fund’s performance.
Some sectors of the economy and individual issuers have experienced or may experience particularly large losses. Periods of extreme volatility in the financial markets, reduced liquidity of many instruments, increased government debt, inflation, and disruptions to supply chains, consumer demand and employee availability, may continue for some time. Following Russia’s invasion of Ukraine, Russian securities lost all, or nearly all, their market value. Other securities or markets could be similarly affected by past or future political, geopolitical or other events or conditions.
Governments and central banks, including the U.S. Federal Reserve, have taken extraordinary and unprecedented actions to support local and global economies and the financial markets. These actions have resulted in significant expansion of public debt, including in the U.S. The consequences of high public debt, including its future impact on the economy and securities markets, may not be known for some time.
The U.S. and other countries are periodically involved in disputes over trade and other matters, which may result in tariffs, investment restrictions and adverse impacts on affected companies and securities. For example, the U.S. has imposed tariffs and other trade barriers on Chinese exports, has restricted sales of certain categories of goods to China, and has established barriers to investments in China. Trade disputes may adversely affect the economies of the U.S. and its trading partners, as well as companies directly or indirectly affected and financial markets generally. If the political climate between the U.S. and China does not improve or continues to deteriorate, if China enters into military conflict with Taiwan, the Philippines or another neighbor, or if other geopolitical conflicts develop or get worse, economies, markets and individual securities may be severely affected both regionally and globally, and the value of the Fund’s assets may go down.
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At times, the Fund’s investments may represent industries or industry sectors that are interrelated or have common risks, making the Fund more susceptible to any economic, political, or regulatory developments or other risks affecting those industries and sectors.
Normally, the Fund invests at least 80% of its net assets in equity securities of large companies. Large companies may fall out of favor with investors and underperform the overall equity market.
The Fund’s investments in foreign markets and countries with limited developing markets may subject the Fund to a greater degree of risk than investments in a developed market. These risks include disruptive political or economic conditions, military conflicts and sanctions, terrorism, sustained economic downturns, financial instability, less liquid trading markets, extreme price volatility, currency risks, reduction of government or central bank support, inadequate accounting standards, tariffs, tax disputes or other tax burdens, nationalization or expropriation of assets and the imposition of adverse governmental laws, arbitrary application of laws and regulations or lack of rule of law and investment and repatriation restrictions. Lack of information and less market regulation also may affect the value of these securities. Withholding and other non-U.S. taxes may decrease the Fund’s return. Non-U.S. issuers may be located in parts of the world that have historically been prone to natural disasters. Investing in depositary receipts is subject to many of the same risks as investing directly in non-U.S. issuers. Depositary receipts may involve higher expenses and may trade at a discount (or premium) to the underlying security.
Russia launched a large-scale invasion of Ukraine on February 24, 2022. In response to the military action by Russia, various countries, including the U.S., the United Kingdom, and European Union issued broad-ranging economic sanctions against Russia and Belarus and certain companies and individuals. Since then, Russian securities lost all, or nearly all, their market value, and many other issuers, securities and markets have been adversely affected. The United States and other countries may impose sanctions on other countries, companies and individuals in light of Russia’s military invasion. The extent and duration of the military action or future escalation of such hostilities, the extent and impact of existing and future sanctions, market disruptions and volatility, and the result of any diplomatic negotiations cannot be predicted. These and any related events could have a significant impact on the value and liquidity of certain Fund investments, on Fund performance and the value of an investment in the Fund, particularly with respect to securities and commodities, such as oil, natural gas and food commodities, as well as other sectors with exposure to Russian issuers or issuers in other
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countries affected by the invasion, and are likely to have collateral impacts on market sectors globally.
As of the date of this report, a significant portion of the Fund’s net asset value is attributable to net unrealized capital gains on portfolio securities. If the Fund realizes capital gains in excess of realized capital losses and any available capital loss carryforwards in any fiscal year, it generally will be required to distribute that excess to shareholders. You may receive distributions that are attributable to appreciation that was present in the Fund’s portfolio securities at the time you made your investment but had not been realized at that time, or that are attributable to capital gains or other income that, although realized by the Fund, had not yet been distributed at the time you made your investment. Unless you purchase shares through a tax-advantaged account (such as an IRA or 401(k) plan), these distributions will be taxable to you. You should consult your tax adviser about the tax consequences of your investment in the Fund.
The Fund may invest in REIT securities, the value of which can fall for a variety of reasons, such as declines in rental income, fluctuating interest rates, poor property management, environmental liabilities, uninsured damage, increased competition, or changes in real estate tax laws.
With the increased use of technologies such as the Internet to conduct business, the Fund is susceptible to operational, information security and related risks. While the Fund’s Adviser has established business continuity plans in the event of, and risk management systems to prevent, limit or mitigate, such cyber-attacks, there are inherent limitations in such plans and systems, including the possibility that certain risks have not been identified. Furthermore, the Fund cannot control the cybersecurity plans and systems put in place by service providers to the Fund such as the Fund’s custodian and accounting agent, and the Fund’s transfer agent. In addition, many beneficial owners of Fund shares hold them through accounts at broker-dealers, retirement platforms and other financial market participants over which neither the Fund nor the Adviser exercises control. Each of these may in turn rely on service providers to them, which are also subject to the risk of cyber-attacks. Cybersecurity failures or breaches at the Adviser or the Fund’s service providers or intermediaries have the ability to cause disruptions and impact business operations, potentially resulting in financial losses, interference with the Fund’s ability to calculate its net asset value, impediments to trading, the inability of Fund shareholders to effect share purchases, redemptions or exchanges or receive distributions, loss of or unauthorized access to private shareholder information and violations of applicable privacy and other laws,
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regulatory fines, penalties, reputational damage, or additional compliance costs. Such costs and losses may not be covered under any insurance. In addition, maintaining vigilance against cyber-attacks may involve substantial costs over time, and system enhancements may themselves be subject to cyber-attacks.
The Fund’s prospectus contains unaudited information regarding the Fund’s principal risks. Please refer to that document when considering the Fund’s principal risks.
2. Investment Advisory Agreement
The Adviser manages the Fund’s portfolio. Management fees payable under the Fund’s Investment Management Agreement with the Adviser are calculated daily and paid monthly at the annual rate of 0.60% of the Fund’s average daily net assets up to $10 billion and 0.575% on assets over $10 billion. Prior to the Reorganization, Amundi Asset Management US, Inc. (“Amundi US”) served as the investment adviser of the Predecessor Fund. Under an investment management agreement with Amundi US, the Predecessor Fund paid management fees at the annual rate of 0.60% of the Fund’s average daily net assets up to $10 billion and 0.575% on assets over $10 billion. For the six months ended April 30, 2025, the effective management fee was equivalent to 0.60% (annualized) of the Fund’s average daily net assets. Effective April 1, 2025 the Adviser has contractually agreed to waive its management fee and/or reimburse expenses so that the total annual fund operating expenses (excluding certain items such as interest, taxes, brokerage commissions) do not exceed 1.00%, 1.76%, 1.42%, 0.68%, and 0.80% for classes A, C, R, R6 and Y respectively. These expense limitations are in effect through April 1, 2028. The Adviser is permitted to recoup advisory fees waived and expenses reimbursed for up to two years after the date of the waiver or reimbursement, subject to the lesser of any operating expense limits in effect at the time of (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount. The agreement may only be terminated by the Fund’s Board of Trustees. There can be no assurance that the Adviser will extend the expense limitation agreement for a class of shares beyond the date referred to above. Fees waived and expenses reimbursed during the six months ended are reflected on the Statement of Operations.
In addition, under the management and administration agreements, certain other services and costs, including accounting, regulatory reporting and insurance premiums, are paid by the Fund as administrative reimbursements. Reflected on the Statement of Assets and Liabilities is $407,031 in management fees payable to Amundi US at April 30, 2025.
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3. Compensation of Officers and Trustees
The Fund pays an annual fee to its Trustees. The Adviser reimburses the Fund for fees paid to the Interested Trustees. Except for the chief compliance officer, the Fund does not pay any salary or other compensation to its officers. The Fund pays a portion of the chief compliance officer’s compensation for his services as the Fund’s chief compliance officer. The Adviser pays the remaining portion of the chief compliance officer’s compensation. For the six months ended April 30, 2025, the Fund and Predecessor Fund paid $22,946 in Officers’ and Trustees’ compensation, which is reflected on the Statement of Operations as Officers’ and Trustees’ fees. At April 30, 2025, on its Statement of Assets and Liabilities, the Fund had a payable for Trustees’ fees of $3,741 and a payable for administrative expenses of $59,942, which includes the payable for Officers’ compensation.
4. Transfer Agent
BNY Mellon Investment Servicing (US) Inc. serves as the transfer agent to the Fund at negotiated rates. Transfer agent fees and payables shown on the Statement of Operations and the Statement of Assets and Liabilities, respectively, include sub-transfer agent expenses incurred through the Fund’s omnibus relationship contracts.
In addition, during the periods covered by the financial statements the Fund and the Predecessor Fund reimbursed the transfer agent for out-of-pocket expenses incurred by the transfer agent related to shareholder communications activities such as proxy and statement mailings, and outgoing phone calls. For the six months ended April 30, 2025, such out-of-pocket expenses by class of shares were as follows:
Shareholder Communications:
Class A	$32,893
Class C	2,270
Class R6	1,715
Class R	692
Class Y	9,722
Total	$47,292
5. Distribution and Service Plans
The Fund has adopted a distribution plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act with respect to its Class A, Class C and Class R shares. Pursuant to the Plan, the Fund pays the Distributor 0.25% of the Fund’s average daily net assets attributable to Class A shares as compensation for personal services and/or account maintenance services or distribution services with regard to Class A shares. Pursuant to the Plan, the Fund also pays the Distributor 1.00% of the average daily net assets
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attributable to Class C shares. The fee for Class C shares consists of a 0.25% service fee and a 0.75% distribution fee paid as compensation for personal services and/or account maintenance services or distribution services with regard to Class C shares. Pursuant to the Plan, the Fund further pays the Distributor 0.50% of the average daily net assets attributable to Class R shares for distribution services.Reflected on the Statement of Assets and Liabilities is $66,505 in distribution fees payable to Victory Capital Services, Inc., the Distributor at April 30, 2025.
The Fund also has adopted a separate service plan for Class R shares (the “Service Plan”). The Service Plan authorizes the Fund to pay securities dealers, plan administrators or other service organizations that agree to provide certain services to retirement plans or plan participants holding shares of the Fund a service fee of up to 0.25% of the Fund’s average daily net assets attributable to Class R shares held by such plans.
In addition, redemptions of Class A and Class C shares may be subject to a contingent deferred sales charge (“CDSC”). A CDSC of 1.00% may be imposed on redemptions of certain net asset value purchases of Class A shares within 12 months of purchase. Redemptions of Class C shares within 12 months of purchase are subject to a CDSC of 1.00% based on the lower of cost or market value of shares being redeemed. Shares purchased as part of an exchange remain subject to any CDSC that applied to the original purchase of those shares. There is no CDSC for Class R6, Class R or Class Y shares. Proceeds from the CDSCs are paid to the Distributor. For the six months ended April 30, 2025, CDSCs in the amount of $923 were paid to Amundi Distributor US, Inc, the Predecessor Fund’s distributor., or to the Distributor.
6. Line of Credit Facility
During the periods covered by these financial statements, the Predecessor Fund participated in a committed, unsecured revolving line of credit (“credit facility”). Borrowings were used solely for temporary or emergency purposes. The Predecessor Fund was permitted to borrow up to the lesser of the amount available under the credit facility or the limits set for borrowing by the Predecessor Fund’s prospectus and the 1940 Act. The Predecessor Fund participated in a credit facility in the amount of $250 million. The commitment fee with respect to the credit facility was 0.20% of the daily unused portion of each lender’s commitment. For the six months ended April 30, 2025, the Predecessor Fund had no borrowings under the credit facility.
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7. Definitive Agreement
April 1, 2025 (the “Closing Date”), the Predecessor Fund was reorganized with the Fund (the “Reorganization”). The purpose of this transaction was to combine two funds with similar investment objectives and strategies.
This tax-free Reorganization was accomplished by exchanging the assets and liabilities of the Predecessor Fund for shares of the Fund. Shareholders holding Class A, Class C, Class K, Class R and Class Y shares of the Predecessor Fund received Class A, Class C, Class R6, Class R and Class Y shares of the Fund, respectively, in the Reorganization. The investment portfolio of the Predecessor Fund, with an aggregate value of $896,675,899 and an identified cost of $750,839,114 at April 1, 2025, was the principal asset acquired by the Fund.
The Predecessor Fund was the accounting survivor of the Reorganization.  Accordingly, the Predecessor Fund’s  performance and financial history have become the performance and financial history of the Fund.
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Approval of Investment Advisory Agreement with Victory Capital Management Inc.
Victory Capital Management Inc. (“Victory Capital”) serves as the investment adviser to Victory Pioneer Equity Income Fund (the “Fund”) pursuant to an investment advisory agreement between Victory Capital and the Fund (the “Investment Advisory Agreement”).
The Fund is newly-organized and was established in connection with the reorganization of Pioneer Equity Income Fund (the “Predecessor Fund”) into the Fund (the “Reorganization”).  The Predecessor Fund and the Fund entered into the Reorganization in connection with the contribution of Amundi Asset Management US, Inc. (“Amundi US”), the Predecessor Fund’s investment adviser, to Victory Capital Holdings, Inc. (“Victory Capital Holdings”), the parent company of Victory Capital (the “Transaction”).  The Reorganization was approved by shareholders of the Predecessor Fund at a meeting held on March 27, 2025 and was consummated on April 1, 2025.
The Trustees of the Fund, including all of the Independent Trustees, met to consider the Investment Advisory Agreement at an in-person meeting held on December 16, 2024.  The Independent Trustees also served on the Board of Trustees of the Predecessor Fund.
To assist the Trustees in their consideration of the Investment Advisory Agreement, Victory Capital provided extensive information to the Trustees regarding the Reorganization, the Transaction and the investment advisory services to be provided by Victory Capital under the Investment Advisory Agreement.  Before and during the December 16, 2024 meeting, the Trustees sought additional information as they deemed necessary and appropriate.  In connection with their consideration of the Investment Advisory Agreement, the Independent Trustees worked with their independent legal counsel to prepare requests for additional information that were submitted to Victory Capital and Amundi US. The Trustees’ requests for information sought information relevant to the Trustees’ consideration of the Investment Advisory Agreement and anticipated impacts of the Reorganization and the Transaction on the Fund and its shareholders.  The Independent Trustees met with senior management representatives of Victory Capital and Amundi US on numerous occasions to discuss various aspects of the Reorganization and the Transaction, to review information provided to assist the Independent Trustees in their consideration of the Investment Advisory Agreement, the Reorganization and the Transaction, and to make supplemental due diligence requests for
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additional information from Victory Capital and Amundi US with respect to the Investment Advisory Agreement, the Reorganization and the Transaction. Victory Capital and Amundi US provided documents and information in response to the requests from the Independent Trustees, as well as made presentations to, and responded to questions from, the Independent Trustees.
Prior to voting on the Investment Advisory Agreement, the Independent Trustees reviewed the Reorganization, the Transaction and the Investment Advisory Agreement with representatives of Amundi US and Victory Capital, counsel to the Fund and counsel to the Independent Trustees.  The Independent Trustees also reviewed the Reorganization, the Transaction and the Investment Advisory Agreement with their independent legal counsel in private sessions at which no representatives of Amundi US, Victory Capital or counsel to the Fund were present.
The Trustees’ evaluation of the Investment Advisory Agreement reflected information provided specifically in connection with their review of the Investment Advisory Agreement, as well as, where relevant, information that was previously furnished to the Independent Trustees in connection with the renewal of the Predecessor Fund’s investment advisory agreement with Amundi US (the “Predecessor Fund Investment Advisory Agreement”) at an in-person meeting of the Predecessor Fund’s Board of Trustees held on September 17, 2024 and at other meetings of the Predecessor Fund’s Board of Trustees throughout the prior year.
Among other things, the Trustees considered:
(i)    that, in the Transaction, Amundi US would be combined into Victory Capital Holdings in exchange for shares of Victory Capital Holdings issued to Amundi Asset Management S.A.S. (“Amundi”), the parent company of Amundi US, without  Amundi becoming a controlling stockholder of Victory Capital Holdings, and that Victory Capital Holdings and Amundi would establish a long-term reciprocal distribution partnership;
(ii)    representations by Victory Capital regarding the reputation, experience, financial strength and resources of Victory Capital and its investment franchises;
(iii)    that Victory Capital informed the Trustees that the portfolio managers of the Predecessor Fund were expected to continue to act as portfolio managers of the Fund following the consummation of the Reorganization as members of Pioneer Investments, a planned Victory Capital investment franchise, managing the Fund using the same investment approach under which the Predecessor Fund was managed, and
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the Trustees considered the historical investment performance record of the Predecessor Fund under such investment approach;
(iv)    the non-investment resources, infrastructure and personnel of Victory Capital that would be involved in Victory Capital’s services to the Fund, including Victory Capital’s legal and operational structure, risk management, administrative, legal, compliance and cybersecurity functions;
(v)    Victory Capital’s distribution capabilities, including its significant network of intermediary relationships, which may provide additional opportunities for the Fund to grow assets and lower fees and expenses through increased economies of scale;
(vi)    Victory Capital’s broad distribution network and a large fund family of Victory Funds may also provide opportunities for asset growth for the Fund and economies of scale through the potential to negotiate lower fee rates from service providers and to determine based on the assets of the entire Victory Fund complex;
(vii)    the fact that the contractual advisory fee rate payable by the Fund would be the same as the contractual advisory fee rate payable by the Predecessor Fund;
(viii)    the fact that the Independent Trustees received full comparative fee and expense data in connection with their approval of the continuance of the Predecessor Fund Investment Advisory Agreement at the in-person meeting of the Predecessor Fund’s Board of Trustees held on September 17, 2024;
(ix)    that Victory Capital agreed with the Trustees that, for at least three years after the closing of the Reorganization, Victory Capital would waive fees and/or reimburse expenses so that the Fund’s total net annual operating expenses (excluding certain customary items) does not exceed the lower of (i) the total net annual operating expenses associated with investing in the Predecessor Fund after application of expense limitation arrangements in effect for the Predecessor Fund, if any, or (ii) the total net annual operating expenses of the Predecessor Fund as of the end of the Predecessor Fund’s most recent fiscal year at the time of the closing of the Reorganization, and that the contractual expense limitation agreement permits Victory Capital to recoup advisory fees waived and expenses reimbursed for up to two years after the fiscal year in which the waiver or reimbursement took place, subject to the lesser of any operating expense limitation in effect at the time of: (1) the original waiver or expense reimbursement; or (2) recoupment, after giving effect to the recoupment amount;
Victory Pioneer Equity Income Fund | Semi-Annual | 4/30/2531

(x)    that the investment objective, principal investment strategies and principal risks of the Fund are the same as those of the Predecessor Fund;
(xi)    that Victory Capital had acquired and integrated several investment management companies;
(xii)    that Victory Capital had agreed to conduct, and use reasonable best efforts to cause its affiliates to conduct, its business in compliance with Section 15(f) of the 1940 Act so as not to impose an “unfair burden” on the Fund; and
(xiii)    the potential benefits to the shareholders of the Fund, including continuity of portfolio management and operating efficiencies due to the greater scale of Victory Capital that may be achieved from the Reorganization.
Certain of these considerations are discussed in more detail below.
The Trustees also requested, obtained and considered the following information in connection with their evaluation of the Reorganization, the Transaction and the Investment Advisory Agreement for the Fund: (i) memoranda provided by Fund counsel that summarized the legal standards and other considerations that are relevant to the Trustees in their deliberations regarding the Investment Advisory Agreement; and (ii) the financial statements of Victory Capital, a profitability analysis provided by Victory Capital, and an analysis from Victory Capital as to possible economies of scale.  The Independent Trustees further considered materials provided in connection with their review of the Predecessor Fund Investment Advisory Agreement, including information regarding the qualifications of the investment management team for the Fund, as well as the level of investment by the Fund’s portfolio managers in the Fund.  In addition, the Independent Trustees considered the information provided at and in connection with regularly scheduled meetings of the Board of Trustees of the Predecessor Fund throughout the year regarding the Predecessor Fund’s performance and risk attributes, including through meetings with investment management personnel, and took into account other information related to the Predecessor Fund provided to the Independent Trustees at regularly scheduled meetings.
At the December 16, 2024 meeting, based on their evaluation of the information provided, the Trustees including the Independent Trustees voting separately, approved the Investment Advisory Agreement.  In approving the Investment Advisory Agreement, the Trustees considered various factors that they determined were relevant, including the factors described below.  The Trustees did not identify any single factor as the controlling factor in their determinations.
32Victory Pioneer Equity Income Fund | Semi-Annual | 4/30/25

Nature, Extent and Quality of Services
The Trustees considered that the Fund is newly-organized and was established in connection with the Reorganization.  The Trustees considered that the investment objective, principal investment strategies and principal risks of the Fund are the same as those of the Predecessor Fund.  The Trustees also considered Victory Capital’s representation that, under the Investment Advisory Agreement, the Fund would be managed using the same investment approach under which the Predecessor Fund was managed.
The Trustees considered the nature, extent and quality of the services that had been provided by Amundi US to the Predecessor Fund and that were expected to be provided by Victory Capital to the Fund following the consummation of the Reorganization, taking into account the investment objective and principal investment strategies of the Fund.
The Trustees considered information provided by Victory Capital regarding its business and operating structure, scale of operations, leadership and reputation.  The Trustees also considered the capabilities, resources, and personnel of Victory Capital, in order to determine whether Victory Capital is capable of providing at least the same level of investment management services provided to the Predecessor Fund.  The Trustees received information regarding Victory Capital’s plans to integrate Amundi US investment personnel into Victory Capital as members of Pioneer Investments, a Victory Capital investment franchise.  The Independent Trustees noted that they had considered the qualifications of the portfolio managers at Amundi US at meetings of the Predecessor Fund’s Board of Trustees held prior to September 17, 2024.
The Trustees considered the non-investment resources, infrastructure and personnel of Victory Capital that would be involved in Victory Capital’s services to the Fund, including Victory Capital’s compliance, risk management, cybersecurity and legal resources and personnel.  The Trustees also reviewed information provided by Victory Capital related to its business, legal, and regulatory affairs, including information regarding the resources available to Victory Capital to provide the services specified under the Investment Advisory Agreement.  The Trustees also considered Victory Capital’s financial condition, and noted that Victory Capital was expected to be able to provide a high level of service to the Fund and continuously invest and re-invest in its investment management business.
The Trustees considered that Amundi US supervised and monitored the performance of the Predecessor Fund’s service providers and provided the Predecessor Fund with personnel (including Fund officers) and other resources that were necessary for the Predecessor Fund’s business
Victory Pioneer Equity Income Fund | Semi-Annual | 4/30/2533

management and operations, and considered the personnel and resources that Victory Capital proposed to provide with respect to such services for the Fund under the Investment Advisory Agreement.  The Trustees also considered that, as administrator, Amundi US was responsible for the administration of the Predecessor Fund’s business and other affairs and that, following the Reorganization, Victory Capital would be responsible for the administration of the Fund’s business and other affairs.  The Trustees considered that the fees Victory Capital would charge for administration services were higher than the fees that Amundi US received as reimbursement for services rendered, and considered Victory Capital’s explanation of the reasons for the differences in administration fees charged by Victory Capital and Amundi US as well as the expense limitation arrangement proposed to be implemented for the Fund for at least three years following the completion of the Reorganization.
Based on these considerations, the Trustees concluded that the nature, extent and quality of services that Victory Capital would provide to the Fund would be satisfactory and consistent with the terms of the Investment Advisory Agreement.
Performance of the Trust
The Fund is newly-organized and does not have a performance history.  The Trustees considered that the Fund succeeded to the performance history of the Predecessor Fund in the Reorganization.  In considering the Predecessor Fund’s performance, the Independent Trustees regularly reviewed and discussed throughout the year data and information comparing the Predecessor Fund’s performance with the performance of its peer group of funds, as classified by Morningstar, Inc. (Morningstar), and with the performance of the Predecessor Fund’s benchmark index.  They also discussed the Predecessor Fund’s performance with the Predecessor Fund’s portfolio managers on a regular basis.  The Independent Trustees’ regular reviews and discussions with respect to the Predecessor Fund were factored into the Trustees’ deliberations concerning the approval of the Investment Advisory Agreement.
In addition, the Trustees considered that the Predecessor Fund’s portfolio managers were expected to continue to act as portfolio managers of the Fund following the consummation of the Reorganization as members of Pioneer Investments, a Victory Capital investment franchise.  The Trustees also considered that the investment objective and principal investment strategies of the Fund are the same as those of the Predecessor Fund.
34Victory Pioneer Equity Income Fund | Semi-Annual | 4/30/25

Advisory Fee and Expenses
The Independent Trustees considered that the contractual advisory fee rate payable by the Fund under the Investment Advisory Agreement would be the same as the contractual advisory fee rate payable by the Predecessor Fund.  The Independent Trustees also considered that, for at least three years after the close of the Reorganization, Victory Capital had agreed to waive fees and/or reimburse expenses of the Fund so that its total net operating expenses (excluding certain customary items) does not exceed the lower of (i) the total net annual operating expenses associated with investing in the Predecessor Fund after application of expense limitation arrangements in effect for the Predecessor Fund, if any, or (ii) the total net annual operating expenses of the Predecessor Fund as of the end of the Predecessor Fund’s most recent fiscal year, at the time of the closing of the Reorganization.  The Independent Trustees also considered that they had received full comparative fee and expense data in connection with their approval of the continuance of the Predecessor Fund Investment Advisory Agreement at the in-person meeting of the Predecessor Fund’s Board of Trustees held on September 17, 2024.  The Trustees concluded that the proposed advisory fee payable by the Fund to Victory Capital was reasonable in relation to the nature and quality of services to be provided by Victory Capital.
Profitability
The Trustees considered information provided by Victory Capital regarding the estimated profitability of Victory Capital with respect to the advisory services proposed to be provided by Victory Capital to the Fund, including the methodology used by Victory Capital in allocating certain of its costs to the management of the Fund.  The Trustees also considered Victory Capital’s estimated profit margins in connection with the overall operation of the Fund.  The Trustees considered the investments Victory Capital expected to make to support and grow the Pioneer funds brand and the costs to integrate the Amundi US/Pioneer Funds business into Victory Capital.  The Trustees also considered information regarding Victory Capital’s profit margins with respect to the funds it currently manages.  The Trustees considered Victory Capital’s representation that the fully integrated Amundi US/Pioneer Funds business, including investments to support ongoing growth, was expected to have a positive impact on Victory Capital’s overall financial profitability.  The Trustees considered Victory Capital’s current profit margins in comparison to the limited industry data available and noted that the profitability of any adviser was affected by numerous factors, including its organizational structure and method for
Victory Pioneer Equity Income Fund | Semi-Annual | 4/30/2535

allocating expenses.  The Trustees concluded that Victory Capital’s estimated profitability with respect to the management of the Fund was not unreasonable.
Economies of Scale
The Trustees considered the extent to which Victory Capital may realize economies of scale or other efficiencies in managing and supporting the Fund.  The Trustees noted the breakpoints in the management fee schedule.  The Trustees recognize that economies of scale are difficult to identify and quantify, and that, among other factors that may be relevant, are the following: fee levels, expense subsidization, investment by Victory Capital in research and analytical capabilities and Victory Capital’s commitment and resource allocation to the Fund.  The Trustees noted that profitability also may be an indicator of the availability of any economies of scale, although profitability may vary for other reasons including due to reductions in expenses.  The Trustees concluded that economies of scale, if any, would be appropriately shared with the Fund.
Other Benefits
The Trustees considered the other benefits that Victory Capital may enjoy from its relationship with the Fund.  The Trustees considered the character and amount of fees to be paid by the Fund, other than under the Investment Advisory Agreement, for services to be provided by Victory Capital and its affiliates.  The Trustees further considered the revenues and profitability of Victory Capital’s businesses other than the Fund business.  To the extent applicable, the Trustees also considered the potential benefits to the Fund and to Victory Capital and its affiliates from the use of “soft” commission dollars generated by the Fund to pay for research and brokerage services.
The Trustees noted that the completion of the Transaction would result in a long-term reciprocal distribution partnership between Amundi and Victory Capital, and that Victory Capital may benefit from Amundi’s ability to market the services of Victory Capital globally, including in an increase of the overall scale of Victory Capital.  The Trustees considered that the Transaction would significantly increase Victory Capital’s assets under management and expand Victory Capital’s investment capabilities. The Trustees considered that this increased size and diversification could facilitate Victory Capital’s continued investment in its business and products, which Victory Capital would be able to leverage across a broader base of assets.  The Trustees considered that Victory Capital and the Fund are expected to receive reciprocal intangible benefits from the relationship,
36Victory Pioneer Equity Income Fund | Semi-Annual | 4/30/25

including mutual brand recognition.  The Trustees concluded that any such benefits received by Victory Capital as a result of its relationship with the Fund were reasonable.
Conclusion
After consideration of the factors described above as well as other factors, the Trustees, including the Independent Trustees, concluded that the Investment Advisory Agreement, including the fees payable thereunder, was fair and reasonable and voted to approve the Investment Advisory Agreement.
Victory Pioneer Equity Income Fund | Semi-Annual | 4/30/2537

How to Contact Victory Capital
We are pleased to offer a variety of convenient ways for you to contact us for assistance or information.
Call us for:

Account Information, including existing accounts,
new accounts, prospectuses, applications
and service forms
1-800-225-6292
Visit our web site: vcm.com
This report must be preceded or accompanied by a prospectus.
The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Shareholders may view the filed Form N-PORT by visiting the Commission’s web site at https://sec.gov.

Victory Capital Management, Inc.
60 State Street
Boston, MA 02109
vcm.com
Securities offered through Victory Capital Services, Inc.
60 State Street, Boston, MA 02109
Underwriter of Victory Funds, Member SIPC
© 2025 Victory Capital Management, Inc. 19381-19-0625

Victory Pioneer Equity Premium Income Fund*
(successor to Pioneer Equity Premium Income Fund)*
Semi-Annual: Full Financials
April 30, 2025
* Effective May 2, 2025, after the end of the semi-annual reporting period covered by this report, Pioneer Equity Premium Income Fund (the “Predecessor Fund”) reorganized with Victory Pioneer Equity Premium Income Fund (the “Reorganization”). The Predecessor Fund is the accounting survivor of the Reorganization. Accordingly, the Predecessor Fund’s performance and financial history have become the performance and financial history of the Victory Pioneer Equity Premium Income Fund.

visit us: vcm.com

Victory Pioneer Equity Premium Income Fund | Semi-Annual | 4/30/251

Schedule of Investments  |  4/30/25
(unaudited)
Shares		Value
	UNAFFILIATED ISSUERS — 96.9%
	Common Stocks — 45.6% of Net Assets
	Air Freight & Logistics — 0.8%
9,263	United Parcel Service, Inc., Class B	$ 882,764
	Total Air Freight & Logistics	$882,764

	Banks — 9.6%
94,344	ABN AMRO Bank NV (C.V.A.) (144A)	$ 1,945,172
43,755	Citizens Financial Group, Inc.	1,614,122
24,424	Comerica, Inc.	1,312,790
70,620	DBS Group Holdings, Ltd.	2,295,245
40,000	ING Groep NV (A.D.R.)	774,800
55,747	ING Groep NV	1,074,485
70,524	Regions Financial Corp.	1,439,395
17,852(a)+#	TCS Group Holding Plc (G.D.R.)	—
	Total Banks	$10,456,009

	Capital Markets — 3.5%
16,258	Morgan Stanley	$ 1,876,499
21,742	State Street Corp.	1,915,470
	Total Capital Markets	$3,791,969

	Chemicals — 0.7%
12,889	LyondellBasell Industries NV, Class A	$ 750,269
	Total Chemicals	$750,269

	Consumer Staples Distribution & Retail — 0.0%
23,507+#	Magnit PJSC	$ —
	Total Consumer Staples Distribution & Retail	$—

	Diversified Telecommunication Services — 1.9%
46,069	Verizon Communications, Inc.	$ 2,029,800
	Total Diversified Telecommunication Services	$2,029,800

	Electric Utilities — 4.1%
36,203	Eversource Energy	$ 2,153,354
54,170	FirstEnergy Corp.	2,322,810
	Total Electric Utilities	$4,476,164

	Household Durables — 0.6%
8,052	Whirlpool Corp.	$ 614,207
	Total Household Durables	$614,207

The accompanying notes are an integral part of these financial statements.
2Victory Pioneer Equity Premium Income Fund | Semi-Annual | 4/30/25

Shares		Value
	Insurance — 4.8%
38,462	ASR Nederland NV	$ 2,413,871
371,869	Aviva Plc	2,775,303
	Total Insurance	$5,189,174

	IT Services — 3.0%
13,722	International Business Machines Corp.	$ 3,318,254
	Total IT Services	$3,318,254

	Leisure Products — 0.5%
8,367	Hasbro, Inc.	$ 517,917
	Total Leisure Products	$517,917

	Marine Transportation — 0.7%
55,231	Star Bulk Carriers Corp.	$ 814,105
	Total Marine Transportation	$814,105

	Metals & Mining — 0.7%
13,526	Rio Tinto Plc (A.D.R.)	$ 803,444
	Total Metals & Mining	$803,444

	Mortgage Real Estate Investment Trusts (REITs) — 1.7%
297,974	Redwood Trust, Inc.	$ 1,850,418
	Total Mortgage Real Estate Investment Trusts (REITs)	$1,850,418

	Multi-Utilities — 2.1%
41,915	Dominion Energy, Inc.	$ 2,279,338
	Total Multi-Utilities	$2,279,338

	Office REITs — 1.4%
26,550	Cousins Properties, Inc.	$ 731,187
142,207	Piedmont Office Realty Trust, Inc., Class A	840,443
	Total Office REITs	$1,571,630

	Oil, Gas & Consumable Fuels — 4.9%
59,077	BP Plc (A.D.R.)	$ 1,622,255
40,298	BW LPG, Ltd. (144A)	400,524
58,189	BW LPG, Ltd. (144A)	574,907
16,390	Chord Energy Corp.	1,478,870
26,700	Enbridge, Inc.	1,246,623
45,047+#	LUKOIL PJSC	—
	Total Oil, Gas & Consumable Fuels	$5,323,179

The accompanying notes are an integral part of these financial statements.
Victory Pioneer Equity Premium Income Fund | Semi-Annual | 4/30/253

Schedule of Investments  |  4/30/25
(unaudited) (continued)
Shares		Value
	Professional Services — 0.8%
19,616	ManpowerGroup, Inc.	$ 844,861
	Total Professional Services	$844,861

	Tobacco — 3.8%
31,257	Altria Group, Inc.	$ 1,848,851
13,585	Philip Morris International, Inc.	2,327,926
	Total Tobacco	$4,176,777

	Total Common Stocks (Cost $52,029,240)	$49,690,279

	Preferred Stock — 0.0%† of Net Assets
	Real Estate Management & Development — 0.0%†
204	Wheeler Real Estate Investment Trust, Inc.	$ 29,937
	Total Real Estate Management & Development	$29,937

	Total Preferred Stock (Cost $167,705)	$29,937

Principal Amount USD ($)
Foreign Government Bond — 0.0% of Net Assets
Russia — 0.0%
RUB230,742,000(b)+#	Russian Federal Bond - OFZ, 8.150%, 2/3/27	$ —
	Total Russia	$—

	Total Foreign Government Bond (Cost $3,168,836)	$—

Equity Linked Notes — 51.3% of Net Assets
Aerospace & Defense — 1.9%
31,300	Goldman Sachs International (Embraer S.A.), 12.50%, 5/27/25	$ 1,032,305
24,600	Toronto-Dominion Bank (Embraer S.A.), 14.13%, 2/10/26	1,039,104
	Total Aerospace & Defense	$2,071,409

Apparel Retail — 1.3%
900	Bank of America NA (Lululemon Athletica In), 13.63%, 4/7/26	$ 265,885
The accompanying notes are an integral part of these financial statements.
4Victory Pioneer Equity Premium Income Fund | Semi-Annual | 4/30/25

Principal Amount USD ($)		Value
	Apparel Retail — (continued)
6,500	Citigroup Global Markets Holdings, Inc. (Abercrombie & Fitch Co.), 20.60%, 1/15/26 (144A)	$ 597,285
7,000	Toronto-Dominion Bank (Abercrombie & Fitch Co.), 21.25%, 11/28/25	597,625
	Total Apparel Retail	$1,460,795

	Auto Manufacturers — 0.7%
73,500	BNP Paribas Issuance BV (Ford Motor Co.), 13.72%, 7/31/25 (144A)	$ 793,065
	Auto Manufacturers	$793,065

	Banks — 3.7%
20,400	Canadian Imperial Bank of Commerce (Teck Resources Ltd.), 10.00%, 8/28/25	$ 728,676
29,600	Nomura America Finance LLC (Bank of America), 18.60%, 7/9/25	1,107,004
14,600	Royal Bank of Canada (LAM Research Corp.), 16.03%, 10/31/25 (144A)	1,045,652
6,700	Toronto-Dominion Bank (Toll Brothers, Inc.), 11.65%, 9/30/25	721,858
14,200	Wells Fargo Bank NA (Bar Harbor Bankshares, Inc.), 14.60%, 12/31/25	452,980
	Total Banks	$4,056,170

	Basic materials — 1.0%
5,500	Canadian Imperial Bank of Commerce (Celanese Corp.), 18.15%, 3/16/26	$ 266,650
231,000	Royal Bank of Canada (B2Gold Corp.), 17.01%, 4/30/26 (144A)	799,260
	Total Basic materials	$1,065,910

	Beverages — 0.7%
12,000	Citigroup Global Markets Holdings, Inc. (Celsius Holdings, Inc.), 23.55%, 11/10/25 (144A)	$ 418,080
11,600	Citigroup Global Markets Holdings, Inc. (Celsius Holdings, Inc.), 23.58%, 12/1/25 (144A)	364,704
	Total Beverages	$782,784

The accompanying notes are an integral part of these financial statements.
Victory Pioneer Equity Premium Income Fund | Semi-Annual | 4/30/255

Schedule of Investments  |  4/30/25
(unaudited) (continued)
Principal Amount USD ($)		Value
	Biotechnology — 1.1%
900	Citigroup Global Markets Holdings, Inc. (Regeneron Pharmaceuticals, Inc.), 11.50%, 1/27/26 (144A)	$ 565,461
6,900	Merrill Lynch BV (Biontech SE), 11.81%, 8/29/25	624,450
	Total Biotechnology	$1,189,911

	Building Products — 0.8%
7,200(c)	HSBC Bank Plc (Builders Firstsource IN), 9/22/25	$ 914,040
	Total Building Products	$914,040

	Computer Hardware — 0.8%
19,200(c)	HSBC Bank Plc (Pure Storage, Inc.), 9/9/25	$ 884,352
	Total Computer Hardware	$884,352

	Consumer Discretionary — 0.3%
9,600(c)	HSBC Bank Plc (Draftkings, Inc.), 8/25/25	$ 305,280
	Consumer Discretionary	$305,280

	Credit Services — 0.5%
8,000	Wells Fargo Bank NA (PayPal Holdings, Inc.), 11.86%, 3/5/26	$ 561,680
	Total Credit Services	$561,680

	Discount Stores — 1.8%
11,700	Bank of Montreal (Dollar General Corp.), 15.21%, 4/9/26	$ 1,066,057
8,800	Toronto-Dominion Bank (BJ's Wholesale Club), 10.68%, 3/13/26	939,092
	Total Discount Stores	$2,005,149

	Diversified Consumer Services — 0.8%
25,400	JP Morgan Structured Products BV (DraftKings, Inc.), 16.40%, 1/22/26	$ 899,099
	Total Diversified Consumer Services	$899,099

	Diversified Telecommunication Services — 0.2%
7,500	Mizuho Markets Cayman LP (Pinterest, Inc.), 15.67%, 10/17/25	$ 199,920
	Total Diversified Telecommunication Services	$199,920

	Electrical Equipment — 2.1%
10,700	Canadian Imperial Bank of Commerce (Vertiv Holdings Co.), 21.60%, 7/18/25	$ 928,195
The accompanying notes are an integral part of these financial statements.
6Victory Pioneer Equity Premium Income Fund | Semi-Annual | 4/30/25

Principal Amount USD ($)		Value
	Electrical Equipment — (continued)
5,600(c)	JP Morgan Structured Products BV (Vertiv Holdings Co.), 45.03%, 6/12/25	$ 487,068
3,900	Mizuho Markets Cayman LP (Powell Industries, Inc.), 20.43%, 1/15/26	828,689
	Total Electrical Equipment	$2,243,952

	Energy Equipment & Services — 1.8%
20,100	Goldman Sachs International (Cameco Corp.), 14.90%, 2/20/26	$ 941,283
13,200	Royal Bank of Canada (Centrus Energy Co.), 22.38%, 4/28/26 (144A)	982,938
	Total Energy Equipment & Services	$1,924,221

	Financial Services — 1.3%
3,500	BNP Paribas Issuance BV (Coinbase Global, Inc.), 22.51%, 10/31/25 (144A)	$ 732,515
18,300	JP Morgan Structured Products BV (Maplebear, Inc.), 15.27%, 11/28/25	734,838
	Total Financial Services	$1,467,353

	Footwear & Accessories — 0.8%
20,600	Canadian Imperial Bank of Commerce (On Holding AG), 15.25%, 3/13/26	$ 898,661
	Total Footwear & Accessories	$898,661

	Furnishings, Fixtures & Appliances — 1.2%
5,300(c)	JP Morgan Structured Products BV (SharkNinja, Inc.), 14.07%, 2/27/26	$ 470,853
9,500	Royal Bank of Canada (Whirlpool Corp.), 18.92%, 3/20/26 (144A)	782,135
	Total Furnishings, Fixtures & Appliances	$1,252,988

	Healthcare-Products — 1.5%
4,300	Bank of America NA (Novo Nordisk A/S ), 12.57%, 12/31/25	$ 302,462
27,900	BNP Paribas Issuance BV (Perrigo Company Plc), 15.12%, 11/28/25 (144A)	717,588
55,800(c)	Royal Bank of Canada (Elanco Animal Health, Inc.), 11/28/25 (144A)	593,991
	Total Healthcare-Products	$1,614,041

The accompanying notes are an integral part of these financial statements.
Victory Pioneer Equity Premium Income Fund | Semi-Annual | 4/30/257

Schedule of Investments  |  4/30/25
(unaudited) (continued)
Principal Amount USD ($)		Value
	Healthcare-Services — 0.3%
1,100	Citigroup Global Markets Holdings, Inc. (The Cigna Group), 11.98%, 12/31/25 (144A)	$ 333,977
	Total Healthcare-Services	$333,977

	Household & Personal Products — 1.3%
9,200(c)	JP Morgan Structured Products BV (Elf Beauty, Inc.), 21.81%, 3/13/26	$ 577,036
4,900(c)	JP Morgan Structured Products BV (The Estée Lauder Cos., Inc.), 17.65%, 12/3/25	304,301
16,000(d)	Wells Fargo Bank NA (Hims & Hers Health, Inc.), 33.63%, 5/8/26	554,560
	Total Household & Personal Products	$1,435,897

	Internet & Direct Marketing Retail — 1.3%
5,800	Canadian Imperial Bank of Commerce (eBay, Inc.), 9.80%, 6/17/25	$ 340,550
29,200	Canadian Imperial Bank of Commerce (Maplebear, Inc.), 14.45%, 6/23/25	1,044,452
	Total Internet & Direct Marketing Retail	$1,385,002

	Internet Content & Information — 2.2%
19,900	Canadian Imperial Bank of Commerce (Pinterest, Inc.), 14.80%, 5/12/25	$ 505,442
9,000(c)	HSBC Bank Plc (Doordash, Inc.), 14.20%, 6/23/25	1,107,966
30,200	Mortgage Finance (Pinterest, Inc.), 16.40%, 2/10/26 (144A)	830,349
	Total Internet Content & Information	$2,443,757

	Iron & Steel — 0.5%
62,000	Toronto-Dominion Bank (Cleveland-Cliffs, Inc.), 14.33%, 7/24/25	$ 545,290
	Iron & Steel	$545,290

	Leisure Products — 0.9%
32,400	Toronto-Dominion Bank (Yeti Holdings, Inc.), 14.73%, 5/20/25	$ 937,008
	Total Leisure Products	$937,008

	Metals & Mining — 2.2%
29,800(c)	JP Morgan Structured Products BV (Alcoa Corp.), 17.35%, 7/31/25	$ 761,223
18,400	Merrill Lynch BV (Barrick Gold Corp.), 11.73%, 11/21/25	323,472
17,600	Merrill Lynch BV (Barrick Gold Corp.), 11.83%, 6/5/25	322,344
The accompanying notes are an integral part of these financial statements.
8Victory Pioneer Equity Premium Income Fund | Semi-Annual | 4/30/25

Principal Amount USD ($)		Value
	Metals & Mining — (continued)
13,400	Mizuho Markets Cayman LP (Cameco Corp.), 15.50%, 11/28/25	$ 666,851
7,400	Mizuho Markets Cayman LP (Newmont Corp.), 12.60%, 12/1/25	343,852
	Total Metals & Mining	$2,417,742

	Office REITs — 0.9%
18,900	Goldman Sachs International (SL Green Reality Corp.), 18.34%, 6/23/25	$ 999,338
	Total Office REITs	$999,338

	Oil, Gas & Consumable Fuels — 0.9%
78,000(c)	JP Morgan Structured Products BV (Permian Resources Corp.), 12.61%, 9/22/25	$ 944,323
	Total Oil, Gas & Consumable Fuels	$944,323

	Real Estate Management & Development — 0.8%
15,100	Mizuho Markets Cayman LP (SL Green Realty Corp.), 14.60%, 1/15/26	$ 849,307
	Total Real Estate Management & Development	$849,307

	Rental & Leasing Services — 0.2%
400(c)	JP Morgan Structured Products BV (United Rentals), 15.02%, 4/16/26	$ 238,668
	Total Rental & Leasing Services	$238,668

	Semiconductors & Semiconductor Equipment — 7.7%
2,700	Bank of America NA (Axcelis Technologies, Inc.), 16.55%, 8/26/25	$ 149,675
4,300	Bank of America NA (Micron Technology, Inc.), 16.44%, 12/31/25	343,828
6,600	Bank of Montreal (Nvidia Corp.), 16.643%, 4/13/26	720,753
3,900	BNP Paribas Issuance BV (Nvidia Corp.), 28.80%, 6/12/25 (144A)	438,750
2,400	Citigroup Global Markets Holdings, Inc. (Axcelis Technologies, Inc.), 17.42%, 10/3/25 (144A)	137,004
15,400	Citigroup Global Markets Holdings, Inc. (Microchip Technology, Inc.), 16.09%, 3/11/26 (144A)	764,225
5,200	Citigroup Global Markets Holdings, Inc. (Nvidia Corp.), 17.21%, 4/10/26 (144A)	569,062
29,800	Goldman Sachs International (Intel Corp.), 12.90%, 5/27/25	597,639
29,400(c)	HSBC Bank Plc (Intel Corp.), 14.10%, 7/18/25	610,344
The accompanying notes are an integral part of these financial statements.
Victory Pioneer Equity Premium Income Fund | Semi-Annual | 4/30/259

Schedule of Investments  |  4/30/25
(unaudited) (continued)
Principal Amount USD ($)		Value
	Semiconductors & Semiconductor Equipment — (continued)
7,800(c)	HSBC Bank Plc (On Semiconductor Corp.), 8/7/25	$ 337,935
9,100(c)	JP Morgan Structured Products BV (Micron Technology, Inc.), 15.76%, 10/28/25	766,861
11,200(c)	JP Morgan Structured Products BV (Micron Technology, Inc.), 17.13%, 8/15/25	891,464
5,700(c)	Merrill Lynch BV (Axcelis Technologies, Inc.), 12/19/25	325,042
4,300	Merrill Lynch BV (Axcelis Technologies, Inc.), 15.81%, 7/11/25	237,295
5,400	Mizuho Markets Cayman LP (Qualcomm, Inc.), 14.55%, 8/15/25	813,831
4,200	Royal Bank of Canada (On Semiconductor Corp.), 15.958%, 10/24/25 (144A)	190,218
12,600	Toronto-Dominion Bank (On Semiconductor Corp.), 14.48%, 5/27/25	509,670
	Total Semiconductors & Semiconductor Equipment	$8,403,596

	Software — 4.8%
25,100	Citigroup Global Markets Holdings, Inc. (Toast, Inc.), 17.10%, 11/28/25 (144A)	$ 917,907
8,000	Citigroup Global Markets Holdings, Inc. (Uber Technologies, Inc.), 14.21%, 12/31/25 (144A)	542,040
4,000	Goldman Sachs International (Affirm Holdings, Inc.), 27.61%, 7/1/25	131,666
7,900	Goldman Sachs International (Affirm Holdings, Inc.), 28.05%, 6/2/25	272,036
17,200(c)	HSBC Bank Plc (Affirm Holdings, Inc.), 23.00%, 10/31/25	753,790
66,800(c)	JP Morgan Structured Products BV (Lyft, Inc.), 21.00%, 6/23/25	841,914
3,800(c)	JP Morgan Structured Products BV (Oracle Corp.), 12.90%, 3/23/26	544,711
28,800	Mizuho Markets Cayman LP (Toast, Inc.), 18.21%, 1/22/26	994,882
500	Toronto-Dominion Bank (Adobe, Inc.), 11.30%, 12/5/25	208,062
	Total Software	$5,207,008

The accompanying notes are an integral part of these financial statements.
10Victory Pioneer Equity Premium Income Fund | Semi-Annual | 4/30/25

Principal Amount USD ($)		Value
	Speciality Industrial Machinery — 1.5%
6,600	Mortgage Finance (Generac Holdings, Inc.), 13.00%, 2/10/26 (144A)	$ 822,195
5,000	Toronto-Dominion Bank (Chart Industries, Inc.), 14.93%, 2/20/26	759,950
	Total Speciality Industrial Machinery	$1,582,145

	Specialty Retail — 0.9%
4,800	BNP Paribas Issuance (BV Dick's Sporting Goods, Inc.), 14.54%, 9/23/25 (144A)	$ 927,600
	Total Specialty Retail	$927,600

	Textiles, Apparel & Luxury Goods — 0.6%
38,400	BNP Paribas Issuance BV (Capri Holdings Ltd.), 18.27%, 11/12/25 (144A)	$ 622,464
	Total Textiles, Apparel & Luxury Goods	$622,464

	Total Equity Linked Notes (Cost $63,977,603)	$55,863,902

	TOTAL INVESTMENTS IN UNAFFILIATED ISSUERS — 96.9% (Cost $119,343,384)	$105,584,118
	OTHER ASSETS AND LIABILITIES — 3.1%	$3,327,793
	net assets — 100.0%	$108,911,911

(A.D.R.)	American Depositary Receipts.
(C.V.A.)	Certificaaten van aandelen (Share Certificates).
(G.D.R.)	Global Depositary Receipts.
REIT	Real Estate Investment Trust.
(144A)	The resale of such security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers. At April 30, 2025, the value of these securities amounted to $18,409,068, or 16.9% of net assets.
(a)	Non-income producing security.
(b)	Security is in default.
(c)	Security issued with a zero coupon. Income is recognized through accretion of discount.
(d)	Securities purchased on a when-issued basis. Rates do not take effect until settlement date.
+	Security is valued using significant unobservable inputs (Level 3).
†	Amount rounds to less than 0.1%.
#	Securities are restricted as to resale.
The accompanying notes are an integral part of these financial statements.
Victory Pioneer Equity Premium Income Fund | Semi-Annual | 4/30/2511

Schedule of Investments  |  4/30/25
(unaudited) (continued)
Restricted Securities	Acquisition date	Cost	Value
LUKOIL PJSC	8/11/2021	$3,941,439	$—
Magnit PJSC	12/1/2021	1,791,726	—
Russian Federal Bond - OFZ	10/7/2020	3,168,836	—
TCS Group Holding Plc (G.D.R.)	8/27/2021	1,517,792	—
Total Restricted Securities			$—
% of Net assets			0.0%
Principal amounts are denominated in U.S. dollars (“USD”) unless otherwise noted.
RUB — Russian Ruble
Purchases and sales of securities (excluding short-term investments and all derivative contracts except for options purchased) for the six months ended April 30, 2025 were as follows:
	Purchases	Sales
Long-Term U.S. Government Securities	$—	$—
Other Long-Term Securities	$41,202,132	$39,153,658
At April 30, 2025, the net unrealized depreciation on investments based on cost for federal tax purposes of $119,920,965 was as follows:
Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$10,192,930
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(24,529,777)
Net unrealized depreciation	$(14,336,847)
The accompanying notes are an integral part of these financial statements.
12Victory Pioneer Equity Premium Income Fund | Semi-Annual | 4/30/25

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels below.
Level 1	–	unadjusted quoted prices in active markets for identical securities.
Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.). See Notes to Financial Statements — Note 1A.
Level 3	–	significant unobservable inputs (including the Fund’s investment adviser’s own assumptions in determining fair value of investments). See Notes to Financial Statements — Note 1A.
The following is a summary of the inputs used as of April 30, 2025 in valuing the Fund’s investments:
	Level 1	Level 2	Level 3	Total
Common Stocks
Banks	$10,456,009	$—	$—*	$10,456,009
Consumer Staples Distribution & Retail	—	—	—*	—*
Oil, Gas & Consumable Fuels	5,323,179	—	—*	5,323,179
All Other Common Stocks	33,911,091	—	—	33,911,091
Preferred Stock	—	29,937	—	29,937
Foreign Government Bond	—	—	—*	—*
Equity Linked Notes	—	55,863,902	—	55,863,902
Total Investments in Securities	$49,690,279	$55,893,839	$—	$105,584,118
*	Securities valued at $0.
During the period ended April 30, 2025, there were no transfers in or out of Level 3.
The accompanying notes are an integral part of these financial statements.
Victory Pioneer Equity Premium Income Fund | Semi-Annual | 4/30/2513

Statement of Assets and Liabilities  |  4/30/25
(unaudited)
ASSETS:
Investments in unaffiliated issuers, at value (cost $119,343,384)	$105,584,118
Cash	1,706,386
Foreign currencies, at value (cost $233)	242
Receivables —
Investment securities sold	3,368,191
Fund shares sold	58,746
Dividends	897,620
Interest	387,770
Due from the Adviser	16,162
Other assets	64,627
Total assets	$112,083,862
LIABILITIES:
Payables —
Investment securities purchased	$2,715,529
Fund shares repurchased	218,642
Distributions	59,687
Trustees’ fees	692
Management fees	61,260
Administrative expenses	7,891
Distribution fees	8,207
Accrued expenses	100,043
Total liabilities	$3,171,951
NET ASSETS:
Paid-in capital	$130,016,954
Distributable earnings (loss)	(21,105,043)
Net assets	$108,911,911
NET ASSET VALUE PER SHARE:
No par value (unlimited number of shares authorized)
Class A* (based on $55,898,878/4,933,504 shares)	$11.33
Class C* (based on $6,306,452/570,621 shares)	$11.05
Class K* (based on $14,961,533/1,321,473 shares)	$11.32
Class R* (based on $209,960/18,866 shares)	$11.13
Class Y* (based on $31,535,088/2,769,985 shares)	$11.38
MAXIMUM OFFERING PRICE PER SHARE:
Class A (based on $11.33 net asset value per share/100%-4.50% maximum sales charge)	$11.86

*	Pioneer Equity Premium Income Fund (the “Predecessor Fund”) reorganized with the Fund effective May 2, 2025 (the “Reorganization”), after the end of the semi-annual reporting period. The Predecessor Fund is the accounting survivor of the Reorganization. In the Reorganization, shareholders holding Class A, Class C, Class K, Class R and Class Y shares of the Predecessor Fund received Class A, Class C, Class R6, Class A and Class Y shares of the Fund, respectively.
The accompanying notes are an integral part of these financial statements.
14Victory Pioneer Equity Premium Income Fund | Semi-Annual | 4/30/25

Statement of Operations (unaudited)
FOR THE SIX MONTHS ENDED 4/30/25
INVESTMENT INCOME:
Interest from unaffiliated issuers	$5,217,574
Dividends from unaffiliated issuers (net of foreign taxes withheld $32,880)	1,426,810
Total Investment Income		$6,644,384
EXPENSES:
Management fees	$410,449
Administrative expenses	18,456
Transfer agent fees
Class A*	22,590
Class C*	2,480
Class K*	14
Class R*	52
Class Y*	18,921
Distribution fees
Class A*	73,804
Class C*	34,172
Class R*	547
Shareholder communications expense	4,701
Custodian fees	16,958
Registration fees	32,453
Professional fees	62,547
Printing expense	16,305
Officers’ and Trustees’ fees	3,758
Miscellaneous	8,110
Total expenses		$726,317
Less fees waived and expenses reimbursed by the Adviser		(72,242)
Net expenses		$654,075
Net investment income		$5,990,309
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on:
Investments in unaffiliated issuers	$(440,318)
Futures contracts	(122,867)
Other assets and liabilities denominated in foreign currencies	(9,878)	$(573,063)
Change in net unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers	$(9,087,045)
Other assets and liabilities denominated in foreign currencies	30,859	$(9,056,186)
Net realized and unrealized gain (loss) on investments		$(9,629,249)
Net decrease in net assets resulting from operations		$(3,638,940)

*	Pioneer Equity Premium Income Fund (the “Predecessor Fund”) reorganized with the Fund effective May 2, 2025 (the “Reorganization”), after the end of the semi-annual reporting period. The Predecessor Fund is the accounting survivor of the Reorganization. In the Reorganization, shareholders holding Class A, Class C, Class K, Class R and Class Y shares of the Predecessor Fund received Class A, Class C, Class R6, Class A and Class Y shares of the Fund, respectively.
The accompanying notes are an integral part of these financial statements.
Victory Pioneer Equity Premium Income Fund | Semi-Annual | 4/30/2515

Statements of Changes in Net Assets
	Six Months Ended 4/30/25 (unaudited)	Year Ended 10/31/24
FROM OPERATIONS:
Net investment income (loss)	$5,990,309	$9,581,824
Net realized gain (loss) on investments	(573,063)	21,766,751
Change in net unrealized appreciation (depreciation) on investments	(9,056,186)	(6,783,716)
Net increase (decrease) in net assets resulting from operations	$(3,638,940)	$24,564,859
DISTRIBUTIONS TO SHAREHOLDERS:
Class A* ($0.87 and $0.84 per share, respectively)	$(4,236,303)	$(4,081,663)
Class C* ($0.80 and $0.69 per share, respectively)	(465,220)	(459,925)
Class K* ($0.88 and $0.87 per share, respectively)	(1,103,183)	(841,453)
Class R* ($0.83 and $0.78 per share, respectively)	(15,349)	(18,798)
Class Y* ($0.89 and $0.88 per share, respectively)	(2,693,644)	(2,942,637)
Total distributions to shareholders	$(8,513,699)	$(8,344,476)
FROM FUND SHARE TRANSACTIONS:
Net proceeds from sales of shares	$12,351,205	$15,448,127
Reinvestment of distributions	7,862,150	7,548,115
Cost of shares repurchased	(22,050,644)	(40,900,526)
Net decrease in net assets resulting from Fund share transactions	$(1,837,289)	$(17,904,284)
Net decrease in net assets	$(13,989,928)	$(1,683,901)
NET ASSETS:
Beginning of period	$122,901,839	$124,585,740
End of period	$108,911,911	$122,901,839

*	Pioneer Equity Premium Income Fund (the “Predecessor Fund”) reorganized with the Fund effective May 2, 2025 (the “Reorganization”), after the end of the semi-annual reporting period. The Predecessor Fund is the accounting survivor of the Reorganization. In the Reorganization, shareholders holding Class A, Class C, Class K, Class R and Class Y shares of the Predecessor Fund received Class A, Class C, Class R6, Class A and Class Y shares of the Fund, respectively.
The accompanying notes are an integral part of these financial statements.
16Victory Pioneer Equity Premium Income Fund | Semi-Annual | 4/30/25

	Six Months Ended 4/30/25 Shares (unaudited)	Six Months Ended 4/30/25 Amount (unaudited)	Year Ended 10/31/24 Shares	Year Ended 10/31/24 Amount
Class A*
Shares sold	464,602	$5,637,225	358,240	$4,445,776
Reinvestment of distributions	320,480	3,861,439	295,435	3,701,580
Less shares repurchased	(639,626)	(7,552,949)	(1,338,231)	(16,418,056)
Net increase (decrease)	145,456	$1,945,715	(684,556)	$(8,270,700)
Class C*
Shares sold	51,724	$611,240	64,200	$781,568
Reinvestment of distributions	38,115	448,277	36,147	442,718
Less shares repurchased	(133,186)	(1,582,532)	(375,015)	(4,463,654)
Net decrease	(43,347)	$(523,015)	(274,668)	$(3,239,368)
Class K*
Shares sold	94,260	$1,168,084	461,020	$5,701,577
Reinvestment of distributions	90,611	1,090,714	66,728	837,723
Less shares repurchased	(96,867)	(1,256,284)	(44,716)	(532,163)
Net increase	88,004	$1,002,514	483,032	$6,007,137
Class R*
Shares sold	693	$8,358	10,264	$123,097
Reinvestment of distributions	1,295	15,329	1,515	18,676
Less shares repurchased	(791)	(8,694)	(13,199)	(161,352)
Net increase (decrease)	1,197	$14,993	(1,420)	$(19,579)
Class Y*
Shares sold	406,830	$4,926,298	350,412	$4,396,109
Reinvestment of distributions	201,927	2,446,391	202,504	2,547,418
Less shares repurchased	(971,295)	(11,650,185)	(1,564,626)	(19,325,301)
Net decrease	(362,538)	$(4,277,496)	(1,011,710)	$(12,381,774)

*	Pioneer Equity Premium Income Fund (the “Predecessor Fund”) reorganized with the Fund effective May 2, 2025 (the “Reorganization”), after the end of the semi-annual reporting period. The Predecessor Fund is the accounting survivor of the Reorganization. In the Reorganization, shareholders holding Class A, Class C, Class K, Class R and Class Y shares of the Predecessor Fund received Class A, Class C, Class R6, Class A and Class Y shares of the Fund, respectively.
The accompanying notes are an integral part of these financial statements.
Victory Pioneer Equity Premium Income Fund | Semi-Annual | 4/30/2517

Financial Highlights
	Six Months Ended 4/30/25 (unaudited)	Year Ended 10/31/24	Year Ended 10/31/23	Year Ended 10/31/22	Year Ended 10/31/21	Year Ended 10/31/20
Class A*
Net asset value, beginning of period	$12.56	$11.05	$11.36	$14.45	$11.14	$12.04
Increase (decrease) from investment operations:
Net investment income (loss) (a)	$0.61	$0.94	$0.25	$0.35	$0.19	$0.18
Net realized and unrealized gain (loss) on investments	(0.97)	1.41	(0.26)	(3.10)	3.25	(0.80)
Net increase (decrease) from investment operations	$(0.36)	$2.35	$(0.01)	$(2.75)	$3.44	$(0.62)
Distributions to shareholders:
Net investment income	$(0.87)	$(0.84)	$(0.29)	$(0.25)	$(0.13)	$(0.28)
Net realized gain	—	—	—	(0.09)	—	—
Tax return of capital	—	—	(0.01)	—	—	—
Total distributions	$(0.87)	$(0.84)	$(0.30)	$(0.34)	$(0.13)	$(0.28)
Net increase (decrease) in net asset value	$(1.23)	$1.51	$(0.31)	$(3.09)	$3.31	$(0.90)
Net asset value, end of period	$11.33	$12.56	$11.05	$11.36	$14.45	$11.14
Total return (b)	(3.12)%(c)	21.47%(d)	(0.07)%	(19.31)%	31.00%	(5.28)%
Ratio of net expenses to average net assets	1.20%(e)	1.20%	1.20%	1.20%	1.20%	1.20%
Ratio of net investment income (loss) to average net assets	10.15%(e)	7.63%	2.20%	2.81%	1.37%	1.54%
Portfolio turnover rate	35%(c)	114%	37%	166%	215%	233%
Net assets, end of period (in thousands)	$55,899	$60,141	$60,496	$72,680	$101,891	$79,089
Ratios with no waiver of fees and assumption of expenses by the Adviser and no reduction for fees paid indirectly:
Total expenses to average net assets	1.31%(e)	1.40%	1.37%	1.22%	1.25%	1.27%
Net investment income (loss) to average net assets	10.04%(e)	7.43%	2.03%	2.79%	1.32%	1.47%
*	Pioneer Equity Premium Income Fund (the “Predecessor Fund”) reorganized with the Fund effective May 2, 2025 (the “Reorganization”), after the end of the semi-annual reporting period. The Predecessor Fund is the accounting survivor of the Reorganization. In the Reorganization, shareholders holding Class A, Class C, Class K, Class R and Class Y shares of the Predecessor Fund received Class A, Class C, Class R6, Class A and Class Y shares of the Fund, respectively.
(a)	The per-share data presented above is based on the average shares outstanding for the period presented.
(b)	Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charges. Total return would be reduced if sales charges were taken into account.
(c)	Not annualized.
(d)	If the Fund had not recognized gains in settlement of class action lawsuits during the year ended October 31, 2024, the total return would have been 21.38%.
(e)	Annualized.
The accompanying notes are an integral part of these financial statements.
18Victory Pioneer Equity Premium Income Fund | Semi-Annual | 4/30/25

	Six Months Ended 4/30/25 (unaudited)	Year Ended 10/31/24	Year Ended 10/31/23	Year Ended 10/31/22	Year Ended 10/31/21	Year Ended 10/31/20
Class C*
Net asset value, beginning of period	$12.26	$10.76	$11.09	$14.10	$10.85	$11.75
Increase (decrease) from investment operations:
Net investment income (loss) (a)	$0.55	$0.80	$0.15	$0.24	$0.06	$0.08
Net realized and unrealized gain (loss) on investments	(0.96)	1.39	(0.25)	(3.02)	3.20	(0.77)
Net increase (decrease) from investment operations	$(0.41)	$2.19	$(0.10)	$(2.78)	$3.26	$(0.69)
Distributions to shareholders:
Net investment income	$(0.80)	$(0.69)	$(0.22)	$(0.14)	$(0.01)	$(0.21)
Net realized gain	—	—	—	(0.09)	—	—
Tax return of capital	—	—	(0.01)	—	—	—
Total distributions	$(0.80)	$(0.69)	$(0.23)	$(0.23)	$(0.01)	$(0.21)
Net increase (decrease) in net asset value	$(1.21)	$1.50	$(0.33)	$(3.01)	$3.25	$(0.90)
Net asset value, end of period	$11.05	$12.26	$10.76	$11.09	$14.10	$10.85
Total return (b)	(3.54)%(c)	20.55%(d)	(0.86)%	(19.91)%	30.04%	(6.01)%
Ratio of net expenses to average net assets	1.99%(e)	1.98%	2.01%	1.96%	1.99%	1.98%
Ratio of net investment income (loss) to average net assets	9.34%(e)	6.69%	1.34%	1.91%	0.48%	0.74%
Portfolio turnover rate	35%(c)	114%	37%	166%	215%	233%
Net assets, end of period (in thousands)	$6,306	$7,525	$9,563	$16,209	$32,299	$48,426
Ratios with no waiver of fees and assumption of expenses by the Adviser and no reduction for fees paid indirectly:
Total expenses to average net assets	2.06%(e)	2.14%	2.14%	1.98%	1.99%	2.01%
Net investment income (loss) to average net assets	9.27%(e)	6.53%	1.21%	1.89%	0.48%	0.71%
*	Pioneer Equity Premium Income Fund (the “Predecessor Fund”) reorganized with the Fund effective May 2, 2025 (the “Reorganization”), after the end of the semi-annual reporting period. The Predecessor Fund is the accounting survivor of the Reorganization. In the Reorganization, shareholders holding Class A, Class C, Class K, Class R and Class Y shares of the Predecessor Fund received Class A, Class C, Class R6, Class A and Class Y shares of the Fund, respectively.
(a)	The per-share data presented above is based on the average shares outstanding for the period presented.
(b)	Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charges. Total return would be reduced if sales charges were taken into account.
(c)	Not annualized.
(d)	If the Fund had not recognized gains in settlement of class action lawsuits during the year ended October 31, 2024, the total return would have been 20.45%.
(e)	Annualized.
The accompanying notes are an integral part of these financial statements.
Victory Pioneer Equity Premium Income Fund | Semi-Annual | 4/30/2519

Financial Highlights  (continued)
	Six Months Ended 4/30/25 (unaudited)	Year Ended 10/31/24	Year Ended 10/31/23	Year Ended 10/31/22	Year Ended 10/31/21	Year Ended 10/31/20
Class K*
Net asset value, beginning of period	$12.55	$11.05	$11.35	$14.44	$11.14	$12.03
Increase (decrease) from investment operations:
Net investment income (loss) (a)	$0.63	$1.05	$0.26	$0.40	$0.23	$0.22
Net realized and unrealized gain (loss) on investments	(0.98)	1.32	(0.22)	(3.11)	3.25	(0.80)
Net increase (decrease) from investment operations	$(0.35)	$2.37	$0.04	$(2.71)	$3.48	$(0.58)
Distributions to shareholders:
Net investment income	$(0.88)	$(0.87)	$(0.33)	$(0.29)	$(0.18)	$(0.31)
Net realized gain	—	—	—	(0.09)	—	—
Tax return of capital	—	—	(0.01)	—	—	—
Total distributions	$(0.88)	$(0.87)	$(0.34)	$(0.38)	$(0.18)	$(0.31)
Net increase (decrease) in net asset value	$(1.23)	$1.50	$(0.30)	$(3.09)	$3.30	$(0.89)
Net asset value, end of period	$11.32	$12.55	$11.05	$11.35	$14.44	$11.14
Total return (b)	(2.98)%(c)	21.74%(d)	0.35%	(19.06)%	31.33%	(4.92)%
Ratio of net expenses to average net assets	0.90%(e)	0.90%	0.90%	0.87%	0.90%	0.90%
Ratio of net investment income (loss) to average net assets	10.46%(e)	8.53%	2.24%	3.12%	1.63%	1.93%
Portfolio turnover rate	35%(c)	114%	37%	166%	215%	233%
Net assets, end of period (in thousands)	$14,962	$15,482	$8,289	$56,280	$106,948	$104,316
Ratios with no waiver of fees and assumption of expenses by the Adviser and no reduction for fees paid indirectly:
Total expenses to average net assets	0.97%(e)	1.05%	1.02%	0.89%	0.90%	0.93%
Net investment income (loss) to average net assets	10.39%(e)	8.38%	2.12%	3.10%	1.63%	1.91%
*	Pioneer Equity Premium Income Fund (the “Predecessor Fund”) reorganized with the Fund effective May 2, 2025 (the “Reorganization”), after the end of the semi-annual reporting period. The Predecessor Fund is the accounting survivor of the Reorganization. In the Reorganization, shareholders holding Class A, Class C, Class K, Class R and Class Y shares of the Predecessor Fund received Class A, Class C, Class R6, Class A and Class Y shares of the Fund, respectively.
(a)	The per-share data presented above is based on the average shares outstanding for the period presented.
(b)	Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of each period.
(c)	Not annualized.
(d)	For the period ended October 31, 2024, the Fund’s total return includes gains in settlement of class action lawsuits. The impact on Class R6’s total return was less than 0.005%.
(e)	Annualized.
The accompanying notes are an integral part of these financial statements.
20Victory Pioneer Equity Premium Income Fund | Semi-Annual | 4/30/25

	Six Months Ended 4/30/25 (unaudited)	Year Ended 10/31/24	Year Ended 10/31/23	Year Ended 10/31/22	Year Ended 10/31/21	Year Ended 10/31/20
Class R*
Net asset value, beginning of period	$12.34	$10.85	$11.18	$14.20	$11.02	$11.75
Increase (decrease) from investment operations:
Net investment income (loss) (a)	$0.58	$0.95	$0.20	$0.30	$0.09	$0.12
Net realized and unrealized gain (loss) on investments	(0.96)	1.32	(0.26)	(3.05)	3.21	(0.81)
Net increase (decrease) from investment operations	$(0.38)	$2.27	$(0.06)	$(2.75)	$3.30	$(0.69)
Distributions to shareholders:
Net investment income	$(0.83)	$(0.78)	$(0.26)	$(0.18)	$(0.12)	$(0.04)
Net realized gain	—	—	—	(0.09)	—	—
Tax return of capital	—	—	(0.01)	—	—	—
Total distributions	$(0.83)	$(0.78)	$(0.27)	$(0.27)	$(0.12)	$(0.04)
Net increase (decrease) in net asset value	$(1.21)	$1.49	$(0.33)	$(3.02)	$3.18	$(0.73)
Net asset value, end of period	$11.13	$12.34	$10.85	$11.18	$14.20	$11.02
Total return (b)	(3.27)%(c)	21.11%(d)	(0.50)%	(19.60)%	30.10%	(5.90)%
Ratio of net expenses to average net assets	1.54%(e)	1.49%	1.65%	1.57%	1.93%	1.79%
Ratio of net investment income (loss) to average net assets	9.82%(e)	7.85%	1.80%	2.41%	0.68%	1.08%
Portfolio turnover rate	35%(c)	114%	37%	166%	215%	233%
Net assets, end of period (in thousands)	$210	$218	$207	$205	$321	$187
Ratios with no waiver of fees and assumption of expenses by the Adviser and no reduction for fees paid indirectly:
Total expenses to average net assets	1.62%(e)	1.64%	1.77%	1.59%	1.93%	1.82%
Net investment income (loss) to average net assets	9.74%(e)	7.70%	1.68%	2.39%	0.68%	1.05%
*	Pioneer Equity Premium Income Fund (the “Predecessor Fund”) reorganized with the Fund effective May 2, 2025 (the “Reorganization”), after the end of the semi-annual reporting period. The Predecessor Fund is the accounting survivor of the Reorganization. In the Reorganization, shareholders holding Class A, Class C, Class K, Class R and Class Y shares of the Predecessor Fund received Class A, Class C, Class R6, Class A and Class Y shares of the Fund, respectively.
(a)	The per-share data presented above is based on the average shares outstanding for the period presented.
(b)	Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of each period.
(c)	Not annualized.
(d)	If the Fund had not recognized gains in settlement of class action lawsuits during the year ended October 31, 2024, the total return would have been 21.01%.
(e)	Annualized.
The accompanying notes are an integral part of these financial statements.
Victory Pioneer Equity Premium Income Fund | Semi-Annual | 4/30/2521

Financial Highlights  (continued)
	Six Months Ended 4/30/25 (unaudited)	Year Ended 10/31/24	Year Ended 10/31/23	Year Ended 10/31/22	Year Ended 10/31/21	Year Ended 10/31/20
Class Y*
Net asset value, beginning of period	$12.62	$11.11	$11.41	$14.52	$11.20	$12.09
Increase (decrease) from investment operations:
Net investment income (loss) (a)	$0.63	$0.97	$0.28	$0.39	$0.23	$0.20
Net realized and unrealized gain (loss) on investments	(0.98)	1.42	(0.25)	(3.13)	3.27	(0.78)
Net increase (decrease) from investment operations	$(0.35)	$2.39	$0.03	$(2.74)	$3.50	$(0.58)
Distributions to shareholders:
Net investment income	$(0.89)	$(0.88)	$(0.32)	$(0.28)	$(0.18)	$(0.31)
Net realized gain	—	—	—	(0.09)	—	—
Tax return of capital	—	—	(0.01)	—	—	—
Total distributions	$(0.89)	$(0.88)	$(0.33)	$(0.37)	$(0.18)	$(0.31)
Net increase (decrease) in net asset value	$(1.24)	$1.51	$(0.30)	$(3.11)	$3.32	$(0.89)
Net asset value, end of period	$11.38	$12.62	$11.11	$11.41	$14.52	$11.20
Total return (b)	(3.02)%(c)	21.74%(d)	0.33%	(19.10)%	31.36%	(4.90)%
Ratio of net expenses to average net assets	0.90%(e)	0.90%	0.90%	0.90%	0.90%	0.90%
Ratio of net investment income (loss) to average net assets	10.39%(e)	7.82%	2.44%	3.09%	1.64%	1.75%
Portfolio turnover rate	35%(c)	114%	37%	166%	215%	233%
Net assets, end of period (in thousands)	$31,535	$39,535	$46,030	$75,209	$115,451	$103,698
Ratios with no waiver of fees and assumption of expenses by the Adviser and no reduction for fees paid indirectly:
Total expenses to average net assets	1.08%(e)	1.14%	1.12%	0.98%	0.99%	1.00%
Net investment income (loss) to average net assets	10.21%(e)	7.58%	2.22%	3.01%	1.55%	1.65%
*	Pioneer Equity Premium Income Fund (the “Predecessor Fund”) reorganized with the Fund effective May 2, 2025 (the “Reorganization”), after the end of the semi-annual reporting period. The Predecessor Fund is the accounting survivor of the Reorganization. In the Reorganization, shareholders holding Class A, Class C, Class K, Class R and Class Y shares of the Predecessor Fund received Class A, Class C, Class R6, Class A and Class Y shares of the Fund, respectively.
(a)	The per-share data presented above is based on the average shares outstanding for the period presented.
(b)	Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of each period.
(c)	Not annualized.
(d)	If the Fund had not recognized gains in settlement of class action lawsuits during the year ended October 31, 2024, the total return would have been 21.65%.
(e)	Annualized.
The accompanying notes are an integral part of these financial statements.
22Victory Pioneer Equity Premium Income Fund | Semi-Annual | 4/30/25

Notes to Financial Statements  |  4/30/25
(unaudited)
1. Organization and Signiﬁcant Accounting Policies
Victory Pioneer Equity Premium Income Fund (the “Fund”) is one of 29 portfolios comprising Victory Portfolios IV (the “Trust”), a Delaware statutory trust. The Fund is registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as a diversified, open-end management investment company. The Fund’s investment objective is to seek total return, including high current income.
The Fund, which commenced operations on May 2, 2025, is the successor to Pioneer Equity Premium Income Fund (the “Predecessor Fund”) and, accordingly, the Predecessor Fund’s performance and financial history have become the performance and financial history of the Fund. The Predecessor Fund transferred all of the net assets of Class A, Class C, Class K, Class R and Class Y shares in exchange for the Fund’s Class A, Class C, Class R6, Class A, and Class Y shares, respectively, on May 2, 2025 pursuant to an agreement and plan of reorganization (the “Reorganization”) which was approved by the shareholders of the Predecessor Fund on April 28, 2025.
The Fund offers four classes of shares designated as Class A, Class C, Class R6 and Class Y shares. Each class of shares represents an interest in the same portfolio of investments of the Fund and has identical rights (based on relative net asset values) to assets and liquidation proceeds. Share classes can bear different rates of class-specific fees and expenses such as transfer agent and distribution fees. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different dividends from net investment income earned by each class. The Second Amended and Restated Trust Instrument of the Trust gives the Board of Trustees the flexibility to specify either pershare voting or dollar-weighted voting when submitting matters for shareholder approval. Under per-share voting, each share of a class of the Fund is entitled to one vote. Under dollar-weighted voting, a shareholder’s voting power is determined not by the number of shares owned, but by the dollar value of the shares on the record date. Each share class has exclusive voting rights with respect to matters affecting only that class, including with respect to the distribution plan for that class. There is no distribution plan for Class R6 and Class Y shares.
Prior to April 1, 2025, Amundi Asset Management US, Inc., an indirect, wholly owned subsidiary of Amundi and Amundi’s wholly owned subsidiary, Amundi USA, Inc., served as the Fund’s investment adviser (“Amundi US”). Effective April 1, 2025, Victory Capital Management Inc.
Victory Pioneer Equity Premium Income Fund | Semi-Annual | 4/30/2523

(“Victory Capital” or the "Adviser") serves as the Fund’s investment adviser. See Note 10. Prior to April 1, 2025, Amundi Distributor US, Inc., an affiliate of Amundi US, served as the Fund’s distributor.  Effective April 1, 2025, Victory Capital Services, Inc. (the “Distributor”), an affiliate of the Adviser, serves as Distributor for the continuous offering of the shares of the Fund pursuant to a Distribution Agreement between the Distributor and the Trust and receives no fee or other compensation for these services.
The Fund is required to comply with Rule 18f-4 under the 1940 Act, which governs the use of derivatives by registered investment companies. Rule 18f-4 permits funds to enter into derivatives transactions (as defined in Rule 18f-4) and certain other transactions notwithstanding the restrictions on the issuance of “senior securities” under Section 18 of the 1940 Act. Rule 18f-4 requires a fund to establish and maintain a omprehensive derivatives risk management program, appoint a derivatives isk manager and comply with a relative or absolute limit on fund leverage isk calculated based on value-at-risk (“VaR”), unless the Fund uses erivatives in only a limited manner (a “limited derivatives user”). The Fund is currently a limited derivatives user for purposes of Rule 18f-4.
The Fund adopted Financial Accounting Standards Board Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (ASU 2023-07) during the period. The Fund’s adoption of the new standard impacted financial statement disclosures only and did not affect the Fund’s financial position or results of operations. The management committee of the Fund’s investment adviser act as the Fund’s Chief Operations Decision Maker (CODM) who assesses performance and allocates resources with respect to the Fund. The Fund’s operations constitute a single operating segment and therefore, a single reportable segment, because the Fund has a single investment strategy as disclosed in its prospectus,against which the CODM manages the business activities using information of the Fund as a whole, and assesses performance of the Fund. The financial information provided to and reviewed by the CODM is the same as that presented within the Fund’s financial statements.
The Fund is an investment company and follows investment company accounting and reporting guidance under U.S. Generally Accepted Accounting Principles (“U.S. GAAP”). U.S. GAAP requires the management of the Fund to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income, expenses and gain or loss on investments during the reporting period. Actual results could differ from those estimates.
24Victory Pioneer Equity Premium Income Fund | Semi-Annual | 4/30/25

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements:
A.	Security Valuation
The net asset value of the Fund is computed once daily, on each day the New York Stock Exchange (“NYSE”) is open, as of the close of regular trading on the NYSE.
Equity securities that have traded on an exchange are valued by using the last sale price on the principal exchange where they are traded. Equity securities that have not traded on the date of valuation, or securities for which sale prices are not available, generally are valued using the mean between the last bid and asked prices or, if both last bid and asked prices are not available, at the last quoted bid price. Last sale and bid and asked prices are provided by independent third party pricing services. In the case of equity securities not traded on an exchange, prices are typically determined by independent third party pricing services using a variety of techniques and methods.
The value of foreign securities is translated into U.S. dollars based on foreign currency exchange rate quotations supplied by a third party pricing source. Trading in non-U.S. equity securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund’s shares are determined as of such times. The Adviser may use a fair value model developed by an independent pricing service to value non-U.S. equity securities.
Fixed-income securities are valued by using prices supplied by independent pricing services, which consider such factors as market prices, market events, quotations from one or more brokers, Treasury spreads, yields, maturities and ratings, or may use a pricing matrix or other fair value methods or techniques to provide an estimated value of the security or instrument. A pricing matrix is a means of valuing a debt security on the basis of current market prices for other debt securities, historical trading patterns in the market for fixed-income securities and/or other factors. Non-U.S. debt securities that are listed on an exchange will be valued at the bid price obtained from an independent third party pricing service. When independent third party pricing services are unable to supply prices, or when prices or market quotations are considered to be unreliable, the value of that security may be determined using quotations from one or more broker-dealers.
Options contracts are generally valued at the mean between the last bid and ask prices on the principal exchange where they are traded. Over-
Victory Pioneer Equity Premium Income Fund | Semi-Annual | 4/30/2525

the-counter (“OTC”) options and options on swaps (“swaptions”) are valued using prices supplied by independent pricing services, which consider such factors as market prices, market events, quotations from one or more brokers, Treasury spreads, yields, maturities and ratings, or may use a pricing matrix or other fair value methods or techniques to provide an estimated value of the security or instrument.
Shares of open-end registered investment companies (including money market mutual funds) are valued at such funds’ net asset value. Shares of funds that are listed on an exchange, including exchange-listed closed-end funds and exchange-traded funds (ETFs), are valued by using the last sale price on the principal exchange where they are traded.
Securities for which independent pricing services or broker-dealers are unable to supply prices or for which market prices and/or quotations are not readily available or are considered to be unreliable are valued by a fair valuation team comprised of certain personnel of the Adviser. The Adviser is designated as the valuation designee for the Fund pursuant to Rule 2a-5 under the 1940 Act. The Adviser’s fair valuation team is responsible for monitoring developments that may impact fair valued securities.
Inputs used when applying fair value methods to value a security may include credit ratings, the financial condition of the company, current market conditions and comparable securities. The Fund may use fair value methods if it is determined that a significant event has occurred after the close of the exchange or market on which the security trades and prior to the determination of the Fund’s net asset value. Examples of a significant event might include political or economic news, corporate restructurings, natural disasters, terrorist activity, tariffs or trading halts. Thus, the valuation of the Fund’s securities may differ significantly from exchange prices, and such differences could be material.
B.	Investment Income and Transactions
Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities where the ex-dividend date may have passed are recorded as soon as the Fund becomes aware of the ex-dividend data in the exercise of reasonable diligence.
Interest income, including interest on income-bearing cash accounts, is recorded on the accrual basis. Dividend and interest income are reported net of unrecoverable foreign taxes withheld at the applicable country rates and net of income accrued on defaulted securities.
26Victory Pioneer Equity Premium Income Fund | Semi-Annual | 4/30/25

Interest and dividend income payable by delivery of additional shares is reclassified as PIK (payment-in-kind) income upon receipt and is included in interest and dividend income, respectively.
Security transactions are recorded as of trade date. Gains and losses on sales of investments are calculated on the identified cost method for both financial reporting and federal income tax purposes.
C.	Foreign Currency Translation
The books and records of the Fund are maintained in U.S. dollars. Amounts denominated in foreign currencies are translated into U.S. dollars using current exchange rates.
Net realized gains and losses on foreign currency transactions, if any, represent, among other things, the net realized gains and losses on foreign currency exchange contracts, disposition of foreign currencies and the difference between the amount of income accrued and the U.S. dollars actually received. Further, the effects of changes in foreign currency exchange rates on investments are not segregated on the Statement of Operations from the effects of changes in the market prices of those securities, but are included with the net realized and unrealized gain or loss on investments.
D.	Federal Income Taxes
It is the Fund’s policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its net taxable income and net realized capital gains, if any, to its shareholders. Therefore, no provision for federal income taxes is required. As of April 30, 2025, the Fund did not accrue any interest or penalties with respect to uncertain tax positions, which, if applicable, would be recorded as an income tax expense on the Statement of Operations. Tax returns filed within the prior three years remain subject to examination by federal and state tax authorities.
In determining the daily net asset value, the Fund estimates the reserve for the repatriation of taxes, if any, associated with its investments in certain countries. The estimated reserve for capital gains is based on the net unrealized appreciation on certain portfolio securities, the holding period of such securities and the related tax rates, tax loss carryforwards (if applicable) and other such factors.
The amount and character of income and capital gain distributions to shareholders are determined in accordance with federal income tax rules, which may differ from U.S. GAAP. Distributions in excess of net investment income or net realized gains are temporary over distributions
Victory Pioneer Equity Premium Income Fund | Semi-Annual | 4/30/2527

for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes. Capital accounts within the financial statements are adjusted for permanent book/tax differences to reflect tax character, but are not adjusted for temporary differences.
A portion of the dividend income recorded by the Fund is from distributions by publicly traded real estate investment trusts (“REITs”), and such distributions for tax purposes may also consist of capital gains and return of capital. The actual return of capital and capital gains portions of such distributions will be determined by formal notifications from the REITs subsequent to the calendar year-end. Distributions received from the REITs that are determined to be a return of capital are recorded by the Fund as a reduction of the cost basis of the securities held and those determined to be capital gain are reflected as such on the Statement of Operations.
The tax character of current year distributions payable will be determined at the end of the current taxable year. The tax character of distributions paid during the year ended October 31, 2024 was as follows:
2024
Distributions paid from:
Ordinary income	$8,344,476
Total	$8,344,476
The following shows the components of distributable earnings (losses) on a federal income tax basis at October 31, 2024:
2024
Distributable earnings/(losses):
Undistributed ordinary income	$2,420,544
Capital loss carryforward	(6,036,463)
Other book/tax temporary differences	(88,793)
Net unrealized depreciation	(5,247,692)
Total	$(8,952,404)
The difference between book-basis and tax-basis net unrealized appreciation is attributable to tax basis adjustments on defaulted securities.
E.	Fund Shares
The Fund records sales and repurchases of its shares as of trade date. Amundi Distributors US, Inc., the Predecessor Fund’s distributor, and
28Victory Pioneer Equity Premium Income Fund | Semi-Annual | 4/30/25

the Distributor did not earn underwriting commissions on the sale of Class A shares during the six months ended April 30, 2025.
F.	Class Allocations
Income, common expenses and realized and unrealized gains and losses are calculated at the Fund level and allocated daily to each class of shares based on its respective percentage of adjusted net assets at the beginning of the day.
Distribution fees are calculated based on the average daily net asset value attributable to Class A and Class C shares of the Fund, respectively (see Note 5). Class R6 and Class Y shares do not pay distribution fees. All expenses and fees paid to the Fund’s transfer agent for its services are allocated among the classes of shares based on the number of accounts in each class and the ratable allocation of related out-of-pocket expenses (see Note 4).
Distributions to shareholders are recorded as of the ex-dividend date. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner and at the same time, except that net investment income dividends to Class A, Class C, Class R6 and Class Y shares can reflect different transfer agent and distribution expense rates.
G.	Risks
The value of securities held by the Fund may go up or down, sometimes rapidly or unpredictably, due to general market conditions, such as real or perceived adverse economic, political or regulatory conditions, recessions, the spread of infectious illness or other public health issues, inflation, changes in interest rates, armed conflict such as between Russia and Ukraine or in the Middle East, sanctions against Russia, other nations or individuals or companies and possible countermeasures, lack of liquidity in the bond markets or adverse investor sentiment. In the past several years, financial markets have experienced increased volatility, depressed valuations, decreased liquidity and heightened uncertainty. These conditions may continue, recur, worsen or spread. Inflation and interest rates may increase. These circumstances could adversely affect the value and liquidity of the Fund’s investments and negatively impact the Fund’s performance.
Some sectors of the economy and individual issuers have experienced or may experience particularly large losses. Periods of extreme volatility in the financial markets, reduced liquidity of many instruments, increased government debt, inflation, and disruptions to supply chains, consumer demand and employee availability, may continue for some time.
Victory Pioneer Equity Premium Income Fund | Semi-Annual | 4/30/2529

Following Russia’s invasion of Ukraine, Russian securities lost all, or nearly all, their market value. Other securities or markets could be similarly affected by past or future political, geopolitical or other events or conditions.
Governments and central banks, including the U.S. Federal Reserve, have taken extraordinary and unprecedented actions to support local and global economies and the financial markets. These actions have resulted in significant expansion of public debt, including in the U.S. The consequences of high public debt, including its future impact on the economy and securities markets, may not be known for some time.
The U.S. and other countries are periodically involved in disputes over trade and other matters, which may result in tariffs, investment restrictions and adverse impacts on affected companies and securities. For example, the U.S. has imposed tariffs and other trade barriers on Chinese exports, has restricted sales of certain categories of goods to China, and has established barriers to investments in China. Trade disputes may adversely affect the economies of the U.S. and its trading partners, as well as companies directly or indirectly affected and financial markets generally. If the political climate between the U.S. and China does not improve or continues to deteriorate, if China enters into military conflict with Taiwan, the Philippines or another neighbor, or if other geopolitical conflicts develop or get worse, economies, markets and individual securities may be severely affected both regionally and globally, and the value of the Fund’s assets may go down.
At times, the Fund’s investments may represent industries or industry sectors that are interrelated or have common risks, making the Fund more susceptible to any economic, political, or regulatory developments or other risks affecting those industries and sectors.
Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of borrowings, if any, for investment purposes) in equity securities and equity-related investments.
The Fund’s investments in foreign markets and countries with limited developing markets may subject the Fund to a greater degree of risk than investments in a developed market. These risks include disruptive political or economic conditions, military conflicts and sanctions, terrorism, sustained economic downturns, financial instability, less liquid trading markets, extreme price volatility, currency risks, reduction of government or central bank support, inadequate accounting standards, tariffs, tax disputes or other tax burdens, nationalization or expropriation of assets and the imposition of adverse governmental laws, arbitrary application of laws and regulations or lack of rule of law
30Victory Pioneer Equity Premium Income Fund | Semi-Annual | 4/30/25

and investment and repatriation restrictions. Lack of information and less market regulation also may affect the value of these securities. Withholding and other non-U.S. taxes may decrease the Fund’s return. Non-U.S. issuers may be located in parts of the world that have historically been prone to natural disasters. Investing in depositary receipts is subject to many of the same risks as investing directly in non-U.S. issuers. Depositary receipts may involve higher expenses and may trade at a discount (or premium) to the underlying security.
Russia launched a large-scale invasion of Ukraine on February 24, 2022. In response to the military action by Russia, various countries, including the U.S., the United Kingdom, and European Union issued broad-ranging economic sanctions against Russia and Belarus and certain companies and individuals. Since then, Russian securities lost all, or nearly all, their market value, and many other issuers, securities and markets have been adversely affected. The United States and other countries may impose sanctions on other countries, companies and individuals in light of Russia’s military invasion. The extent and duration of the military action or future escalation of such hostilities, the extent and impact of existing and future sanctions, market disruptions and volatility, and the result of any diplomatic negotiations cannot be predicted. These and any related events could have a significant impact on the value and liquidity of certain Fund investments, on Fund performance and the value of an investment in the Fund, particularly with respect to securities and commodities, such as oil, natural gas and food commodities, as well as other sectors with exposure to Russian issuers or issuers in other countries affected by the invasion, and are likely to have collateral impacts on market sectors globally.
As of the date of this report, a significant portion of the Fund’s net asset value is attributable to net unrealized capital gains on portfolio securities. If the Fund realizes capital gains in excess of realized capital losses and any available capital loss carryforwards in any fiscal year, it generally will be required to distribute that excess to shareholders. You may receive distributions that are attributable to appreciation that was present in the Fund’s portfolio securities at the time you made your investment but had not been realized at that time, or that are attributable to capital gains or other income that, although realized by the Fund, had not yet been distributed at the time you made your investment. Unless you purchase shares through a tax-advantaged account (such as an IRA or 401(k) plan), these distributions will be taxable to you. You should consult your tax adviser about the tax consequences of your investment in the Fund.
Victory Pioneer Equity Premium Income Fund | Semi-Annual | 4/30/2531

The Fund may invest in REIT securities, the value of which can fall for a variety of reasons, such as declines in rental income, fluctuating interest rates, poor property management, environmental liabilities, uninsured damage, increased competition, or changes in real estate tax laws.
The Fund may invest in below-investment-grade (high-yield) debt securities and preferred stocks. Some of these high-yield securities may be convertible into equity securities of the issuer. Debt securities rated below-investment-grade are commonly referred to as “junk bonds” and are considered speculative with respect to the issuer’s capacity to pay interest and repay principal. These securities involve greater risk of loss, are subject to greater price volatility, and may be less liquid and more difficult to value, especially during periods of economic uncertainty or change, than higher rated debt securities.
The market prices of the Fund’s fixed income securities may fluctuate significantly when interest rates change. The value of your investment will generally go down when interest rates rise. A rise in rates tends to have a greater impact on the prices of longer term or duration securities. For example, if interest rates increase by 1%, the value of a Fund’s portfolio with a portfolio duration of ten years would be expected to decrease by 10%, all other things being equal. A general rise in interest rates could adversely affect the price and liquidity of fixed income securities. The maturity of a security may be significantly longer than its effective duration. A security’s maturity and other features may be more relevant than its effective duration in determining the security’s sensitivity to other factors affecting the issuer or markets generally, such as changes in credit quality or in the yield premium that the market may establish for certain types of securities (sometimes called “credit spread”). In general, the longer its maturity the more a security may be susceptible to these factors. When the credit spread for a fixed income security goes up, or “widens”, the value of the security will generally go down.
If an issuer or guarantor of a security held by the Fund or a counterparty to a financial contract with the Fund defaults on its obligation to pay principal and/or interest, has its credit rating downgraded or is perceived to be less creditworthy, or the credit quality or value of any underlying assets declines, the value of your investment will typically decline. Changes in actual or perceived creditworthiness may occur quickly. The Fund could be delayed or hindered in its enforcement of rights against an issuer, guarantor or counterparty.
With the increased use of technologies such as the Internet to conduct business, the Fund is susceptible to operational, information security
32Victory Pioneer Equity Premium Income Fund | Semi-Annual | 4/30/25

and related risks. While the Fund’s investment adviser has established business continuity plans in the event of, and risk management systems to prevent, limit or mitigate, such cyber-attacks, there are inherent limitations in such plans and systems, including the possibility that certain risks have not been identified. Furthermore, the Fund cannot control the cybersecurity plans and systems put in place by service providers to the Fund such as the Fund’s custodian and accounting agent, and the Fund’s transfer agent. In addition, many beneficial owners of Fund shares hold them through accounts at broker-dealers, retirement platforms and other financial market participants over which neither the Fund nor the Adviser exercises control. Each of these may in turn rely on service providers to them, which are also subject to the risk of cyber-attacks. Cybersecurity failures or breaches at the Adviser or the Fund’s service providers or intermediaries have the ability to cause disruptions and impact business operations, potentially resulting in financial losses, interference with the Fund’s ability to calculate its net asset value, impediments to trading, the inability of Fund shareholders to effect share purchases, redemptions or exchanges or receive distributions, loss of or unauthorized access to private shareholder information and violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, or additional compliance costs. Such costs and losses may not be covered under any insurance. In addition, maintaining vigilance against cyber-attacks may involve substantial costs over time, and system enhancements may themselves be subject to cyber-attacks.
The Fund’s prospectus contains unaudited information regarding the Fund’s principal risks. Please refer to that document when considering the Fund’s principal risks.
H.	Purchased Options
The Fund may purchase put and call options to seek to increase total return. Purchased call and put options entitle the Fund to buy and sell a specified number of shares or units of a particular security, currency or index at a specified price at a specific date or within a specific period of time. Upon the purchase of a call or put option, the premium paid by the Fund is included on the Statement of Assets and Liabilities as an investment. All premiums are marked-to-market daily, and any unrealized appreciation or depreciation is recorded on the Fund’s Statement of Operations. As the purchaser of an index option, the Fund has the right to receive a cash payment equal to any depreciation in the value of the index below the strike price of the option (in the case of a put) or equal to any appreciation in the value of the index over the strike price of the option (in the case of a call) as of the valuation date of the
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option. Premiums paid for purchased call and put options which have expired are treated as realized losses on investments on the Statement of Operations. Upon the exercise or closing of a purchased put option, the premium is offset against the proceeds on the sale of the underlying security or financial instrument in order to determine the realized gain or loss on investments. Upon the exercise or closing of a purchased call option, the premium is added to the cost of the security or financial instrument. The risk associated with purchasing options is limited to the premium originally paid.
The average market value of purchased options contracts open during the six months ended April 30, 2025 was $75,227. There were no open purchased options contracts at April 30, 2025.
I.	Futures Contracts
The Fund may enter into futures transactions in order to attempt to hedge against changes in interest rates, securities prices and currency exchange rates or to seek to increase total return. Futures contracts are types of derivatives.
All futures contracts entered into by the Fund are traded on a futures exchange. Upon entering into a futures contract, the Fund is required to deposit with a broker an amount of cash or securities equal to the minimum “initial margin” requirements of the associated futures exchange. The amount of cash deposited with the broker as collateral at April 30, 2025 is recorded as “Futures collateral” on the Statement of Assets and Liabilities.
Subsequent payments for futures contracts (“variation margin”) are paid or received by the Fund, depending on the daily fluctuation in the value of the contracts, and are recorded by the Fund as unrealized appreciation or depreciation. Cash received from or paid to the broker related to previous margin movement is held in a segregated account at the broker and is recorded as either “Due from broker for futures” or “Due to broker for futures” on the Statement of Assets and Liabilities. When the contract is closed, the Fund realizes a gain or loss equal to the difference between the opening and closing value of the contract as well as any fluctuation in foreign currency exchange rates where applicable. Futures contracts are subject to market risk, interest rate risk and currency exchange rate risk. Changes in value of the contracts may not directly correlate to the changes in value of the underlying securities. With futures, there is reduced counterparty credit risk to the Fund since futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.
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The average notional value of long position futures contracts during the six months ended April 30, 2025 was $348,744. There were no open futures contracts outstanding at April 30, 2025.
2. Investment Advisory Agreement
The Adviser manages the Fund’s portfolio. Management fees payable under the Fund’s Investment Management Agreement with the Adviser are calculated daily and paid monthly at an annual rate of 0.70% of the Fund’s average daily net assets up to $1 billion, 0.675% of the next $1 billion of the Fund’s average daily net assets and 0.65% of the Fund’s average daily net assets over $2 billion. Prior to the Reorganization, Amundi Asset Management US, Inc. (“Amundi US”) served as the investment adviser of the Predecessor Fund. Under an investment management agreement with Amundi US, the Predecessor Fund paid management fees at the annual rate of 0.70% of the Fund’s average daily net assets up to $1 billion, 0.675% of the next $1 billion of the Fund’s average daily net assets and 0.65% of the Fund’s average daily net assets over $2 billion.
During the six months ended April 30, 2025, the effective management fee (excluding waivers and/or assumption of expenses) was equivalent to 0.70% (annualized) of the Fund’s average daily net assets.
Prior to the Reorganization, Amundi US has contractually agreed to limit ordinary operating expenses (ordinary operating expenses means all fund expenses other than taxes, brokerage commissions, acquired fund fees and expenses and extraordinary expenses, such as litigation) to the extent required to reduce Fund expenses to 1.20%, 0.90% and 0.90% of the average daily net assets attributable to Class A, Class K and Class Y shares, respectively. These expense limitations were in effect during the six months ended April 30, 2025. Fees waived and expenses reimbursed during the six months ended April 30, 2025 are reflected in the Statement of Operations.
The Adviser has contractually agreed to waive its management fee and/or reimburse expenses so that the total annual fund operating expenses (excluding certain items such as interest, taxes, and brokerage commissions) do not exceed 1.20%, 1.98%, 0.90% and 0.90% of the Fund's Class A, Class C, Class R6, and Class Y shares, respectively. These expense limitations are in effect through April 1, 2028. The Adviser is permitted to recoup advisory fees waived and expenses reimbursed for up to two years after the date of the waiver or reimbursement, subject to the lesser of any operating expense limits in effect at the time of (a) the original waiver or expense reimbursement; or(b) the recoupment, after giving effect to the recoupment amount. This agreement may only be terminated by the Fund's
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Board of Trustees. There can be no assurance that the Adviser will extend the expense limitation agreement for a class of shares beyond the date referred to above.
In addition, under the management and administration agreements, certain other services and costs, including accounting, regulatory reporting and insurance premiums, are paid by the Fund as administrative reimbursements. Reflected on the Statement of Assets and Liabilities is $61,260 in management fees payable to the Adviser at April 30, 2025.
3. Compensation of Officers and Trustees
The Fund pays an annual fee to its Trustees. Except for the chief compliance officer, the Fund does not pay any salary or other compensation to its officers. The Fund pays a portion of the chief compliance officer’s compensation for his services as the Fund’s chief compliance officer. The Adviser pays the remaining portion of the chief compliance officer’s compensation. For the six months ended April 30, 2025, the Fund paid $3,758 in Officers’ and Trustees’ compensation, which is reflected on the Statement of Operations as Officers’ and Trustees’ fees. At April 30, 2025, on its Statement of Assets and Liabilities, the Fund had a payable for Trustees’ fees of $692 and a payable for administrative expenses of $7,891, which includes the payable for Officers’ compensation.
4. Transfer Agent
BNY Mellon Investment Servicing (US) Inc. serves as the transfer agent to the Fund at negotiated rates. Transfer agent fees and payables shown on the Statement of Operations and the Statement of Assets and Liabilities, respectively, include sub-transfer agent expenses incurred through the Predecessor Fund’s omnibus relationship contracts.
In addition, during the periods covered by the financial statements the Predecessor Fund reimbursed the transfer agent for out-of-pocket expenses incurred by the transfer agent related to shareholder communications activities such as proxy and statement mailings, and outgoing phone calls. For the six months ended April 30, 2025, such out-of-pocket expenses by class of shares were as follows:
Shareholder Communications:
Class A	$3,473
Class C	464
Class K	28
Class R	108
Class Y	628
Total	$4,701
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5. Distribution and Service Plans
The Fund has adopted a distribution plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act with respect to its Class A and Class C shares. Pursuant to the Plan, the Fund pays the Distributor 0.25% of the average daily net assets attributable to Class A shares as compensation for personal services and/or account maintenance services or distribution services with regard to Class A shares. Pursuant to the Plan, the Fund also pays the Distributor 1.00% of the average daily net assets attributable to Class C shares. The fee for Class C shares consists of a 0.25% service fee and a 0.75% distribution fee paid as compensation for personal services and/or account maintenance services or distribution services with regard to Class C shares. Reflected on the Statement of Assets and Liabilities is $8,207 in distribution fees payable to Amundi Distributor US, Inc, the Predecessor Fund’s distributor, at April 30, 2025.
In addition, redemptions of Class A and Class C shares may be subject to a contingent deferred sales charge (“CDSC”). A CDSC of 1.00% may be imposed on redemptions of certain net asset value purchases of Class A shares within 12 months of purchase. Redemptions of Class C shares within 12 months of purchase are subject to a CDSC of 1.00%, based on the lower of cost or market value of shares being redeemed. Shares purchased as part of an exchange remain subject to any CDSC that applied to the original purchase of those shares. There is no CDSC for Class Y shares. Proceeds from the CDSCs are paid to the Distributor. For the six months ended April 30, 2025, no CDSCs were paid to Amundi Distributor US, Inc, the Predecessor Fund’s distributor.
6. Line of Credit Facility
During the periods covered by these financial statements, the Predecessor Fund participated in a committed, unsecured revolving line of credit (“credit facility”). Borrowings were used solely for temporary or emergency purposes. The Predecessor Fund was permitted to borrow up to the lesser of the amount available under the credit facility or the limits set for borrowing by the Predecessor Fund’s prospectus and the 1940 Act. The Predecessor Fund participated in a credit facility in the amount of $250 million. The commitment fee with respect to the credit facility was 0.20% of the daily unused portion of each lender’s commitment. For the six months ended April 30, 2025, the Predecessor Fund had no borrowings under the credit facility.
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7. Additional Disclosures about Derivative Instruments and Hedging Activities
The Fund’s use of derivatives may enhance or mitigate the Fund’s exposure to the following risks:
Interest rate risk relates to the ﬂuctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.
Credit risk relates to the ability of the issuer of a ﬁnancial instrument to make further principal or interest payments on an obligation or commitment that it has to the Fund.
Foreign exchange rate risk relates to ﬂuctuations in the value of an asset or liability due to changes in currency exchange rates.
Equity risk relates to the ﬂuctuations in the value of ﬁnancial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange rate risk), whether caused by factors speciﬁc to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.
Commodity risk relates to the risk that the value of a commodity or commodity index will ﬂuctuate based on increases or decreases in the commodities market and factors speciﬁc to a particular industry or commodity.
The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations by risk exposure at April 30, 2025, was as follows:
Statement of Operations	Interest Rate Risk	Credit Risk	Foreign Exchange Rate Risk	Equity Risk	Commodity Risk
Net Realized Gain (Loss) on
Futures contracts	$—	$—	$—	$(122,867)	$—
Options purchased	—	—	—	(487,798)	—
Total Value	$—	$—	$—	$(610,665)	$—
Change in Net Unrealized Appreciation (Depreciation) on
Options purchased	$—	$—	$—	$404,354	$—
Total Value	$—	$—	$—	$404,354	$—
8. Subsequent Event
On May 2, 2025 (the “Closing Date”), the Predecessor Fund was reorganized with the Fund (the “Reorganization”). The purpose of this transaction was to combine two funds with similar investment objectives and strategies.
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This tax-free Reorganization was accomplished by exchanging the assets and liabilities of the Predecessor Fund for shares of the Fund. Shareholders holding Class A, Class C, Class K, Class R and Class Y shares of the Predecessor Fund received Class A, Class C, Class R6, Class A and Class Y shares of the Fund, respectively, in the Reorganization. The investment portfolio of the Predecessor Fund, with an aggregate value of $119,895,871 and an identified cost of $107,877,143 at May 2, 2025, was the principal asset acquired by the Fund.
The Predecessor Fund was the accounting survivor of the Reorganization.  Accordingly, the Predecessor Fund’s  performance and financial history have become the performance and financial history of the Fund.
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Approval of Investment Advisory Agreement with Victory Capital Management Inc.
Victory Capital Management Inc. (“Victory Capital”) serves as the investment adviser to Victory Pioneer Equity Premium Income Fund (the “Fund”) pursuant to an investment advisory agreement between Victory Capital and the Fund (the “Investment Advisory Agreement”).
The Fund is newly-organized and was established in connection with the reorganization of Pioneer Equity Premium Income Fund (the “Predecessor Fund”) into the Fund (the “Reorganization”).  The Predecessor Fund and the Fund entered into the Reorganization in connection with the contribution of Amundi Asset Management US, Inc. (“Amundi US”), the Predecessor Fund’s investment adviser, to Victory Capital Holdings, Inc. (“Victory Capital Holdings”), the parent company of Victory Capital (the “Transaction”).  The Reorganization was approved by shareholders of the Predecessor Fund at a meeting held on April 28, 2025 and was consummated on May 2, 2025.
The Trustees of the Fund, including all of the Independent Trustees, met to consider the Investment Advisory Agreement at an in-person meeting held on December 16, 2024.  The Independent Trustees also served on the Board of Trustees of the Predecessor Fund.
To assist the Trustees in their consideration of the Investment Advisory Agreement, Victory Capital provided extensive information to the Trustees regarding the Reorganization, the Transaction and the investment advisory services to be provided by Victory Capital under the Investment Advisory Agreement.  Before and during the December 16, 2024 meeting, the Trustees sought additional information as they deemed necessary and appropriate.  In connection with their consideration of the Investment Advisory Agreement, the Independent Trustees worked with their independent legal counsel to prepare requests for additional information that were submitted to Victory Capital and Amundi US. The Trustees’ requests for information sought information relevant to the Trustees’ consideration of the Investment Advisory Agreement and anticipated impacts of the Reorganization and the Transaction on the Fund and its shareholders.  The Independent Trustees met with senior management representatives of Victory Capital and Amundi US on numerous occasions to discuss various aspects of the Reorganization and the Transaction, to review information provided to assist the Independent Trustees in their consideration of the Investment Advisory Agreement, the Reorganization and the Transaction, and to make supplemental due diligence requests for
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additional information from Victory Capital and Amundi US with respect to the Investment Advisory Agreement, the Reorganization and the Transaction. Victory Capital and Amundi US provided documents and information in response to the requests from the Independent Trustees, as well as made presentations to, and responded to questions from, the Independent Trustees.
Prior to voting on the Investment Advisory Agreement, the Independent Trustees reviewed the Reorganization, the Transaction and the Investment Advisory Agreement with representatives of Amundi US and Victory Capital, counsel to the Fund and counsel to the Independent Trustees.  The Independent Trustees also reviewed the Reorganization, the Transaction and the Investment Advisory Agreement with their independent legal counsel in private sessions at which no representatives of Amundi US, Victory Capital or counsel to the Fund were present.
The Trustees’ evaluation of the Investment Advisory Agreement reflected information provided specifically in connection with their review of the Investment Advisory Agreement, as well as, where relevant, information that was previously furnished to the Independent Trustees in connection with the renewal of the Predecessor Fund’s investment advisory agreement with Amundi US (the “Predecessor Fund Investment Advisory Agreement”) at an in-person meeting of the Predecessor Fund’s Board of Trustees held on September 17, 2024 and at other meetings of the Predecessor Fund’s Board of Trustees throughout the prior year.
Among other things, the Trustees considered:
(i)   that, in the Transaction, Amundi US would be combined into Victory Capital Holdings in exchange for shares of Victory Capital Holdings issued to Amundi Asset Management S.A.S. (“Amundi”), the parent company of Amundi US, without Amundi becoming a controlling stockholder of Victory Capital Holdings, and that Victory Capital Holdings and Amundi would establish a long-term reciprocal distribution partnership;
(ii)   representations by Victory Capital regarding the reputation, experience, financial strength and resources of Victory Capital and its investment franchises;
(iii)   that Victory Capital informed the Trustees that the portfolio managers of the Predecessor Fund were expected to continue to act as portfolio managers of the Fund following the consummation of the Reorganization as members of Pioneer Investments, a planned Victory Capital investment franchise, managing the Fund using the same investment approach under which the Predecessor Fund was managed, and
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the Trustees considered the historical investment performance record of the Predecessor Fund under such investment approach;
(iv)   the non-investment resources, infrastructure and personnel of Victory Capital that would be involved in Victory Capital’s services to the Fund, including Victory Capital’s legal and operational structure, risk management, administrative, legal, compliance and cybersecurity functions;
(v)   Victory Capital’s distribution capabilities, including its significant network of intermediary relationships, which may provide additional opportunities for the Fund to grow assets and lower fees and expenses through increased economies of scale;
(vi)   Victory Capital’s broad distribution network and a large fund family of Victory Funds may also provide opportunities for asset growth for the Fund and economies of scale through the potential to negotiate lower fee rates from service providers and to determine based on the assets of the entire Victory Fund complex;
(vii)   the fact that the contractual advisory fee rate payable by the Fund would be the same as the contractual advisory fee rate payable by the Predecessor Fund;
(viii)   the fact that the Independent Trustees received full comparative fee and expense data in connection with their approval of the continuance of the Predecessor Fund Investment Advisory Agreement at the in-person meeting of the Predecessor Fund’s Board of Trustees held on September 17, 2024;
(ix)   that Victory Capital agreed with the Trustees that, for at least three years after the closing of the Reorganization, Victory Capital would waive fees and/or reimburse expenses so that the Fund’s total net annual operating expenses (excluding certain customary items) does not exceed the lower of (i) the total net annual operating expenses associated with investing in the Predecessor Fund after application of expense limitation arrangements in effect for the Predecessor Fund, if any, or (ii) the total net annual operating expenses of the Predecessor Fund as of the end of the Predecessor Fund’s most recent fiscal year at the time of the closing of the Reorganization, and that the contractual expense limitation agreement permits Victory Capital to recoup advisory fees waived and expenses reimbursed for up to two years after the fiscal year in which the waiver or reimbursement took place, subject to the lesser of any operating expense limitation in effect at the time of: (1) the original waiver or expense reimbursement; or (2) recoupment, after giving effect to the recoupment amount;
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(x)   that the investment objective, principal investment strategies and principal risks of the Fund are the same as those of the Predecessor Fund;
(xi)   that Victory Capital had acquired and integrated several investment management companies;
(xii)   that Victory Capital had agreed to conduct, and use reasonable best efforts to cause its affiliates to conduct, its business in compliance with Section 15(f) of the 1940 Act so as not to impose an “unfair burden” on the Fund; and
(xiii)   the potential benefits to the shareholders of the Fund, including continuity of portfolio management and operating efficiencies due to the greater scale of Victory Capital that may be achieved from the Reorganization.
Certain of these considerations are discussed in more detail below.
The Trustees also requested, obtained and considered the following information in connection with their evaluation of the Reorganization, the Transaction and the Investment Advisory Agreement for the Fund: (i) memoranda provided by Fund counsel that summarized the legal standards and other considerations that are relevant to the Trustees in their deliberations regarding the Investment Advisory Agreement; and (ii) the financial statements of Victory Capital, a profitability analysis provided by Victory Capital, and an analysis from Victory Capital as to possible economies of scale.  The Independent Trustees further considered materials provided in connection with their review of the Predecessor Fund Investment Advisory Agreement, including information regarding the qualifications of the investment management team for the Fund, as well as the level of investment by the Fund’s portfolio managers in the Fund.  In addition, the Independent Trustees considered the information provided at and in connection with regularly scheduled meetings of the Board of Trustees of the Predecessor Fund throughout the year regarding the Predecessor Fund’s performance and risk attributes, including through meetings with investment management personnel, and took into account other information related to the Predecessor Fund provided to the Independent Trustees at regularly scheduled meetings.
At the December 16, 2024 meeting, based on their evaluation of the information provided, the Trustees including the Independent Trustees voting separately, approved the Investment Advisory Agreement.  In approving the Investment Advisory Agreement, the Trustees considered various factors that they determined were relevant, including the factors described below.  The Trustees did not identify any single factor as the controlling factor in their determinations.
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Nature, Extent and Quality of Services
The Trustees considered that the Fund is newly-organized and was established in connection with the Reorganization.  The Trustees considered that the investment objective, principal investment strategies and principal risks of the Fund are the same as those of the Predecessor Fund.  The Trustees also considered Victory Capital’s representation that, under the Investment Advisory Agreement, the Fund would be managed using the same investment approach under which the Predecessor Fund was managed.
The Trustees considered the nature, extent and quality of the services that had been provided by Amundi US to the Predecessor Fund and that were expected to be provided by Victory Capital to the Fund following the consummation of the Reorganization, taking into account the investment objective and principal investment strategies of the Fund.
The Trustees considered information provided by Victory Capital regarding its business and operating structure, scale of operations, leadership and reputation.  The Trustees also considered the capabilities, resources, and personnel of Victory Capital, in order to determine whether Victory Capital is capable of providing at least the same level of investment management services provided to the Predecessor Fund.  The Trustees received information regarding Victory Capital’s plans to integrate Amundi US investment personnel into Victory Capital as members of Pioneer Investments, a Victory Capital investment franchise.  The Independent Trustees noted that they had considered the qualifications of the portfolio managers at Amundi US at meetings of the Predecessor Fund’s Board of Trustees held prior to September 17, 2024.
The Trustees considered the non-investment resources, infrastructure and personnel of Victory Capital that would be involved in Victory Capital’s services to the Fund, including Victory Capital’s compliance, risk management, cybersecurity and legal resources and personnel.  The Trustees also reviewed information provided by Victory Capital related to its business, legal, and regulatory affairs, including information regarding the resources available to Victory Capital to provide the services specified under the Investment Advisory Agreement.  The Trustees also considered Victory Capital’s financial condition, and noted that Victory Capital was expected to be able to provide a high level of service to the Fund and continuously invest and re-invest in its investment management business.
The Trustees considered that Amundi US supervised and monitored the performance of the Predecessor Fund’s service providers and provided the Predecessor Fund with personnel (including Fund officers) and other resources that were necessary for the Predecessor Fund’s business
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management and operations, and considered the personnel and resources that Victory Capital proposed to provide with respect to such services for the Fund under the Investment Advisory Agreement.  The Trustees also considered that, as administrator, Amundi US was responsible for the administration of the Predecessor Fund’s business and other affairs and that, following the Reorganization, Victory Capital would be responsible for the administration of the Fund’s business and other affairs.  The Trustees considered that the fees Victory Capital would charge for administration services were higher than the fees that Amundi US received as reimbursement for services rendered, and considered Victory Capital’s explanation of the reasons for the differences in administration fees charged by Victory Capital and Amundi US as well as the expense limitation arrangement proposed to be implemented for the Fund for at least three years following the completion of the Reorganization.
Based on these considerations, the Trustees concluded that the nature, extent and quality of services that Victory Capital would provide to the Fund would be satisfactory and consistent with the terms of the Investment Advisory Agreement.
Performance of the Trust
The Fund is newly-organized and does not have a performance history.  The Trustees considered that the Fund succeeded to the performance history of the Predecessor Fund in the Reorganization.  In considering the Predecessor Fund’s performance, the Independent Trustees regularly reviewed and discussed throughout the year data and information comparing the Predecessor Fund’s performance with the performance of its peer group of funds, as classified by Morningstar, Inc. (Morningstar), and with the performance of the Predecessor Fund’s benchmark index.  They also discussed the Predecessor Fund’s performance with the Predecessor Fund’s portfolio managers on a regular basis.  The Independent Trustees’ regular reviews and discussions with respect to the Predecessor Fund were factored into the Trustees’ deliberations concerning the approval of the Investment Advisory Agreement.
In addition, the Trustees considered that the Predecessor Fund’s portfolio managers were expected to continue to act as portfolio managers of the Fund following the consummation of the Reorganization as members of Pioneer Investments, a Victory Capital investment franchise.  The Trustees also considered that the investment objective and principal investment strategies of the Fund are the same as those of the Predecessor Fund.
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Advisory Fee and Expenses
The Independent Trustees considered that the contractual advisory fee rate payable by the Fund under the Investment Advisory Agreement would be the same as the contractual advisory fee rate payable by the Predecessor Fund.  The Independent Trustees also considered that, for at least three years after the close of the Reorganization, Victory Capital had agreed to waive fees and/or reimburse expenses of the Fund so that its total net operating expenses (excluding certain customary items) does not exceed the lower of (i) the total net annual operating expenses associated with investing in the Predecessor Fund after application of expense limitation arrangements in effect for the Predecessor Fund, if any, or (ii) the total net annual operating expenses of the Predecessor Fund as of the end of the Predecessor Fund’s most recent fiscal year, at the time of the closing of the Reorganization.  The Independent Trustees also considered that they had received full comparative fee and expense data in connection with their approval of the continuance of the Predecessor Fund Investment Advisory Agreement at the in-person meeting of the Predecessor Fund’s Board of Trustees held on September 17, 2024.  The Trustees concluded that the proposed advisory fee payable by the Fund to Victory Capital was reasonable in relation to the nature and quality of services to be provided by Victory Capital.
Profitability
The Trustees considered information provided by Victory Capital regarding the estimated profitability of Victory Capital with respect to the advisory services proposed to be provided by Victory Capital to the Fund, including the methodology used by Victory Capital in allocating certain of its costs to the management of the Fund.  The Trustees also considered Victory Capital’s estimated profit margins in connection with the overall operation of the Fund.  The Trustees considered the investments Victory Capital expected to make to support and grow the Pioneer funds brand and the costs to integrate the Amundi US/Pioneer Funds business into Victory Capital.  The Trustees also considered information regarding Victory Capital’s profit margins with respect to the funds it currently manages.  The Trustees considered Victory Capital’s representation that the fully integrated Amundi US/Pioneer Funds business, including investments to support ongoing growth, was expected to have a positive impact on Victory Capital’s overall financial profitability.  The Trustees considered Victory Capital’s current profit margins in comparison to the limited industry data available and noted that the profitability of any adviser was affected by numerous factors, including its organizational structure and method for
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allocating expenses.  The Trustees concluded that Victory Capital’s estimated profitability with respect to the management of the Fund was not unreasonable.
Economies of Scale
The Trustees considered the extent to which Victory Capital may realize economies of scale or other efficiencies in managing and supporting the Fund.  The Trustees noted the breakpoints in the management fee schedule.  The Trustees recognize that economies of scale are difficult to identify and quantify, and that, among other factors that may be relevant, are the following: fee levels, expense subsidization, investment by Victory Capital in research and analytical capabilities and Victory Capital’s commitment and resource allocation to the Fund.  The Trustees noted that profitability also may be an indicator of the availability of any economies of scale, although profitability may vary for other reasons including due to reductions in expenses.  The Trustees concluded that economies of scale, if any, would be appropriately shared with the Fund.
Other Benefits
The Trustees considered the other benefits that Victory Capital may enjoy from its relationship with the Fund.  The Trustees considered the character and amount of fees to be paid by the Fund, other than under the Investment Advisory Agreement, for services to be provided by Victory Capital and its affiliates.  The Trustees further considered the revenues and profitability of Victory Capital’s businesses other than the Fund business.  To the extent applicable, the Trustees also considered the potential benefits to the Fund and to Victory Capital and its affiliates from the use of “soft” commission dollars generated by the Fund to pay for research and brokerage services.
The Trustees noted that the completion of the Transaction would result in a long-term reciprocal distribution partnership between Amundi and Victory Capital, and that Victory Capital may benefit from Amundi’s ability to market the services of Victory Capital globally, including in an increase of the overall scale of Victory Capital.  The Trustees considered that the Transaction would significantly increase Victory Capital’s assets under management and expand Victory Capital’s investment capabilities. The Trustees considered that this increased size and diversification could facilitate Victory Capital’s continued investment in its business and products, which Victory Capital would be able to leverage across a broader base of assets.  The Trustees considered that Victory Capital and the Fund are expected to receive reciprocal intangible benefits from the relationship,
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including mutual brand recognition.  The Trustees concluded that any such benefits received by Victory Capital as a result of its relationship with the Fund were reasonable.
Conclusion
After consideration of the factors described above as well as other factors, the Trustees, including the Independent Trustees, concluded that the Investment Advisory Agreement, including the fees payable thereunder, was fair and reasonable and voted to approve the Investment Advisory Agreement.
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How to Contact Victory Capital
We are pleased to offer a variety of convenient ways for you to contact us for assistance or information.
Call us for:

Account Information, including existing accounts,
new accounts, prospectuses, applications
and service forms
1-800-225-6292
Visit our web site: vcm.com
This report must be preceded or accompanied by a prospectus.
The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Shareholders may view the filed Form N-PORT by visiting the Commission’s web site at https://sec.gov.

Victory Capital Management, Inc.
60 State Street
Boston, MA 02109
vcm.com
Securities offered through Victory Capital Services, Inc.
60 State Street, Boston, MA 02109
Underwriter of Victory Funds, Member SIPC
© 2025 Victory Capital Management, Inc. 24879-14-0625

Victory Pioneer Floating Rate Fund*
(successor to Pioneer Floating Rate Fund)*
Semi-Annual: Full Financials
April 30, 2025
* Effective May 2, 2025, after the end of the semi-annual reporting period covered by this report, Pioneer Floating Rate Fund (the “Predecessor Fund”) reorganized with Victory Pioneer Floating Rate Fund (the “Reorganization”). The Predecessor Fund is the accounting survivor of the Reorganization. Accordingly, the Predecessor Fund’s performance and financial history have become the performance and financial history of the Victory Pioneer Floating Rate Fund.

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Victory Pioneer Floating Rate Fund | Semi-Annual | 4/30/251

Schedule of Investments  |  4/30/25
(unaudited)
Principal Amount USD ($)		Value
	UNAFFILIATED ISSUERS — 96.6%
	Senior Secured Floating Rate Loan Interests — 81.9% of Net Assets*(a)
	Advanced Materials — 0.8%
2,730,926	Groupe Solmax, Inc., Initial Term Loan, 9.311% (Term SOFR + 475 bps), 5/29/28	$ 2,277,934
	Total Advanced Materials	$2,277,934

	Advertising Sales — 0.3%
801,452	Clear Channel Outdoor Holdings, Inc., 2024 Refinancing Term Loan, 8.436% (Term SOFR + 400 bps), 8/21/28	$ 778,410
	Total Advertising Sales	$778,410

	Advertising Services — 0.9%
1,619,587	Dotdash Meredith, Inc., Term B-1 Loan, 7.824% (Term SOFR + 350 bps), 12/1/28	$ 1,627,685
945,178	Neptune BidCo US, Inc., First Lien Dollar Term B Loan, 9.33% (Term SOFR + 500 bps), 4/11/29	835,596
	Total Advertising Services	$2,463,281

	Aerospace & Defense — 0.2%
457,000	Goat Holdco LLC, Term B Loan, 7.32% (Term SOFR + 300 bps), 1/27/32	$ 451,941
	Total Aerospace & Defense	$451,941

	Airlines — 0.4%
1,009,306	AAdvantage Loyalty IP Ltd. (American Airlines), 2025 Replacement Term Loan, 6.522% (Term SOFR + 225 bps), 4/20/28	$ 989,750
	Total Airlines	$989,750

	Airport Development & Maintenance — 0.5%
1,313,251	Apple Bidco LLC, First Lien Amendment No. 5 Term Loan, 6.822% (Term SOFR + 250 bps), 9/23/31	$ 1,300,235
	Total Airport Development & Maintenance	$1,300,235

	Appliances — 0.8%
2,234,222	Osmosis Buyer Ltd., 2025 Refinancing Term B Loan, 7.319% (Term SOFR + 300 bps), 7/31/28	$ 2,211,879
	Total Appliances	$2,211,879

	Applications Software — 1.9%
674,523	Central Parent LLC, First Lien 2024 Refinancing Term Loan, 7.549% (Term SOFR + 325 bps), 7/6/29	$ 565,803
1,217,499	EP Purchaser LLC, First Lien Closing Date Term Loan, 8.061% (Term SOFR + 350 bps), 11/6/28	1,211,601
The accompanying notes are an integral part of these financial statements.
2Victory Pioneer Floating Rate Fund | Semi-Annual | 4/30/25

Principal Amount USD ($)		Value
	Applications Software — (continued)
878,023	Flash Charm, Inc., First Lien Incremental Term Loan, 7.791% (Term SOFR + 350 bps), 3/2/28	$ 802,513
1,744,552(b)	Loyalty Ventures, Inc., Term B Loan, 11.46% (LIBOR + 650 bps), 11/3/27	130,842
1,257,853	RealPage, Inc., First Lien Initial Term Loan, 7.561% (Term SOFR + 300 bps), 4/24/28	1,247,475
1,294,663	SS&C Technologies Holdings, Inc., Term B-8 Loan, 6.322% (Term SOFR + 200 bps), 5/9/31	1,294,582
	Total Applications Software	$5,252,816

	Auto Parts & Equipment — 2.7%
440,055	Adient US LLC, Term B-2 Loan, 6.572% (Term SOFR + 225 bps), 1/31/31	$ 431,254
4,322,102(c)	First Brands Group LLC, First Lien 2021 Term Loan, 9.541% (Term SOFR + 500 bps), 3/30/27	4,030,360
3,046,462	IXS Holdings, Inc., Initial Term Loan, 8.649% (Term SOFR + 425 bps), 3/5/27	2,916,987
	Total Auto Parts & Equipment	$7,378,601

	Auto Repair Centers — 0.8%
2,564,620	Champions Holdco, Inc., Initial Term Loan, 9.072% (Term SOFR + 475 bps), 2/23/29	$ 2,294,053
	Total Auto Repair Centers	$2,294,053

	Auto-Truck Trailers — 0.9%
2,667,500	Novae LLC, Tranche B Term Loan, 9.453% (Term SOFR + 500 bps), 12/22/28	$ 2,474,106
	Total Auto-Truck Trailers	$2,474,106

	Building & Construction — 0.4%
1,116,220	Service Logic Acquisition, Inc., Amendment No. 8 Refinancing Term Loan, 7.322% (Term SOFR + 300 bps), 10/29/27	$ 1,119,010
	Total Building & Construction	$1,119,010

	Building & Construction Products — 1.4%
967,500	Chariot Buyer LLC, First Lien Initial Term Loan, 7.672% (Term SOFR + 325 bps), 11/3/28	$ 957,652
1,430,229	Cornerstone Building Brands, Inc., Tranche B Term Loan, 7.672% (Term SOFR + 325 bps), 4/12/28	1,251,450
The accompanying notes are an integral part of these financial statements.
Victory Pioneer Floating Rate Fund | Semi-Annual | 4/30/253

Schedule of Investments  |  4/30/25
(unaudited) (continued)
Principal Amount USD ($)		Value
	Building & Construction Products — (continued)
743,076	LHS Borrower LLC, Initial Term Loan, 9.172% (Term SOFR + 475 bps), 2/16/29	$ 649,573
1,064,192	Potters Industries LLC, 2025 Incremental Term Loan, 7.317% (Term SOFR + 300 bps), 12/14/27	1,063,527
	Total Building & Construction Products	$3,922,202

	Building Production — 0.8%
1,228,265	Koppers, Inc., Term B-2 Loan, 6.82% (Term SOFR + 250 bps), 4/10/30	$ 1,226,730
1,015,000	Quikrete Holdings, Inc., First Lien Tranche B-3 Term Loan, 6.572% (Term SOFR + 225 bps), 2/10/32	996,524
	Total Building Production	$2,223,254

	Cable & Satellite Television — 0.5%
668,026	DIRECTV Financing LLC, 2024 Refinancing Term B Loan, 9.791% (Term SOFR + 525 bps), 8/2/29	$ 647,388
758,859	Radiate Holdco LLC, Amendment No. 6 Term B Loan, 7.686% (Term SOFR + 325 bps), 9/25/26	659,259
	Total Cable & Satellite Television	$1,306,647

	Casino Hotels — 0.8%
2,182,212	Century Casinos, Inc., Term B Facility Loan, 10.421% (Term SOFR + 600 bps), 4/2/29	$ 2,144,023
	Total Casino Hotels	$2,144,023

	Casino Services — 0.7%
388,080	Caesars Entertainment, Inc., Incremental Term B-1 Loan, 6.563% (Term SOFR + 225 bps), 2/6/31	$ 382,647
1,285,259	Everi Holdings, Inc., Term B Loan, 6.936% (Term SOFR + 250 bps), 8/3/28	1,286,222
90,180	Lucky Bucks LLC, Priority First Out Exit Term Loan, 11.979% (Term SOFR + 750 bps), 10/2/28	86,573
183,196	Lucky Bucks LLC, Priority Second Out Term Loan, 6.979% (Term SOFR + 250 bps), 10/2/29	156,633
	Total Casino Services	$1,912,075

	Cellular Telecom — 1.3%
1,959,265	Altice France S.A., USD TLB-[14] Loan, 9.756% (Term SOFR + 550 bps), 8/15/28	$ 1,758,440
1,657,477	CCI Buyer, Inc., First Lien Initial Term Loan, 8.299% (Term SOFR + 400 bps), 12/17/27	1,659,808
	Total Cellular Telecom	$3,418,248

The accompanying notes are an integral part of these financial statements.
4Victory Pioneer Floating Rate Fund | Semi-Annual | 4/30/25

Principal Amount USD ($)		Value
	Chemicals-Diversified — 1.1%
1,128,599	Ineos Quattro Holdings UK Ltd., 2029 Tranche B Dollar Term Loan, 8.672% (Term SOFR + 425 bps), 4/2/29	$ 979,060
442,125	Ineos Quattro Holdings UK Ltd., 2030 Tranche B Dollar Term Loan, 8.172% (Term SOFR + 375 bps), 3/14/30	376,912
1,830,817	Ineos US Finance LLC, 2030 Dollar Term Loan, 7.572% (Term SOFR + 325 bps), 2/18/30	1,720,968
	Total Chemicals-Diversified	$3,076,940

	Chemicals-Specialty — 1.8%
1,255,436	Axalta Coating Systems U.S. Holdings, Inc., Term B-7 Dollar Loan, 6.049% (Term SOFR + 175 bps), 12/20/29	$ 1,256,744
998,652	Element Solutions Inc. (Macdermid, Inc.), Tranche B-3 Term Loan, 6.072% (Term SOFR + 175 bps), 12/18/30	998,131
870,458	Mativ Holdings, Inc., Term B Loan, 8.186% (Term SOFR + 375 bps), 4/20/28	868,282
240,749	Nouryon Finance B.V., November 2024 B-1 Dollar Term Loan, 7.553% (Term SOFR + 325 bps), 4/3/28	239,846
592,526	Nouryon Finance B.V., November 2024 B-2 Dollar Term Loan, 7.554% (Term SOFR + 325 bps), 4/3/28	595,489
1,000,000	Tronox Finance LLC, 2024 First Lien B2 Term Loan, 6.549% (Term SOFR + 225 bps), 4/4/29	944,375
	Total Chemicals-Specialty	$4,902,867

	Commercial Services — 1.4%
967,787	AEA International Holdings (Luxembourg) S.a.r.l., First Lien New Term Loan, 7.049% (Term SOFR + 275 bps), 9/7/28	$ 972,626
1,455,997	DS Parent, Inc., Term Loan B, 9.799% (Term SOFR + 550 bps), 1/31/31	1,292,198
1,184,344	Jupiter Buyer, Inc., Initial Term Loan, 9.033% (Term SOFR + 475 bps), 11/1/31	1,183,233
498,750	Vestis Corp., Term B-1 Loan, 6.579% (Term SOFR + 225 bps), 2/22/31	488,151
	Total Commercial Services	$3,936,208

	Computer Data Security — 0.7%
1,942,992	Precisely Software, Inc., First Lien Third Amendment Term Loan, 8.541% (Term SOFR + 400 bps), 4/24/28	$ 1,846,247
	Total Computer Data Security	$1,846,247

	Computer Services — 2.1%
1,734,951	Ahead DB Holdings LLC, First Lien Term B-4 Loan, 7.299% (Term SOFR + 300 bps), 2/3/31	$ 1,726,431
659,348	Amentum Holdings, Inc., Initial Term Loan, 6.572% (Term SOFR + 225 bps ), 9/29/31	652,342
The accompanying notes are an integral part of these financial statements.
Victory Pioneer Floating Rate Fund | Semi-Annual | 4/30/255

Schedule of Investments  |  4/30/25
(unaudited) (continued)
Principal Amount USD ($)		Value
	Computer Services — (continued)
1,380,065	Fortress Intermediate 3, Inc., Initial Term Loan, 8.072% (Term SOFR + 375 bps), 6/27/31	$ 1,355,914
744,361	KBR, Inc., Term B Facility, 6.322% (Term SOFR + 200 bps), 1/17/31	745,291
1,229,000	Smartronix, LLC, Term Loan, 8.799% (Term SOFR + 450 bps), 2/6/32	1,217,478
	Total Computer Services	$5,697,456

	Computer Software — 0.4%
1,358,000	Cornerstone OnDemand, Inc., First Lien Initial Term Loan, 8.186% (Term SOFR + 375 bps), 10/16/28	$ 1,205,225
	Total Computer Software	$1,205,225

	Computers-Memory Devices — 0.3%
868,000	SanDisk Corp., Term Loan B, 7.33% (Term SOFR + 300 bps), 2/20/32	$ 837,620
	Total Computers-Memory Devices	$837,620

	Consulting Services — 0.3%
880,652	Ankura Consulting Group LLC, First Lien 2024-2 Repricing Term Loan, 7.803% (Term SOFR + 350 bps), 12/29/31	$ 871,846
	Total Consulting Services	$871,846

	Consumer Products — 0.3%
841,871(c)	Reynolds Consumer Products LLC, New Term Loan, 6.101% ( Term SOFR + 175 bps ), 3/4/32	$ 845,818
	Total Consumer Products	$845,818

	Containers-Paper & Plastic — 0.7%
857,017	Clydesdale Acquisition Holdings, Inc., First Lien 2025 Incremental Closing Date Term B Loan, 7.548% (Term SOFR + 325 bps), 4/1/32	$ 851,446
14,982	Clydesdale Acquisition Holdings, Inc., First Lien 2025 Incremental Delayed Draw Term B Loan, 7.48% (Term SOFR + 325 bps), 4/1/32	14,885
1,146,337	Ring Container Technologies Group LLC, 2024 Refinancing Term Loan, 7.072% (Term SOFR + 275 bps), 8/12/28	1,143,829
	Total Containers-Paper & Plastic	$2,010,160

The accompanying notes are an integral part of these financial statements.
6Victory Pioneer Floating Rate Fund | Semi-Annual | 4/30/25

Principal Amount USD ($)		Value
	Cruise Lines — 0.2%
577,100	LC Ahab US Bidco LLC, Second Amendment Incremental Term Loan, 7.322% (Term SOFR + 300 bps), 5/1/31	$ 562,673
	Total Cruise Lines	$562,673

	Dialysis Centers — 1.2%
1,293,500	DaVita, Inc., Extended Tranche B-1 Term Loan, 6.322% (Term SOFR + 200 bps), 5/9/31	$ 1,287,726
2,026,216	U.S. Renal Care, Inc., Closing Date Term Loan, 9.436% (Term SOFR + 500 bps), 6/20/28	1,875,937
	Total Dialysis Centers	$3,163,663

	Direct Marketing — 0.4%
1,015,783	Red Ventures LLC (New Imagitas, Inc.), First Lien Term B-5 Loan, 7.072% (Term SOFR + 275 bps), 3/3/30	$ 989,754
	Total Direct Marketing	$989,754

	Disposable Medical Products — 0.9%
546,578	Medline Borrower LP, Third Amendment Incremental Term Loan, 6.572% (Term SOFR + 225 bps), 10/23/28	$ 543,572
1,821,629	Sotera Health Holdings LLC, 2024 Refinancing Term Loan, 7.549% (Term SOFR + 325 bps), 5/30/31	1,821,629
	Total Disposable Medical Products	$2,365,201

	Distribution & Wholesale — 1.7%
1,358,175	AIP RD Buyer Corp., First Lien Term B Loan, 8.322% (Term SOFR + 400 bps), 12/23/30	$ 1,357,835
1,020,000	Formulations Parent Corp. (aka Chase Corp.), Initial Term Loan, 8.256% (Term SOFR + 400 bps), 4/9/32	1,021,275
883,000(c)	Gloves Buyer, Inc., Initial Term Loan, 8.351% (Term SOFR + 400 bps), 1/17/32	846,208
979,364	Olympus Water US Holding Corp., Term B-6 Dollar Loan, 7.299% (Term SOFR + 300 bps), 6/20/31	969,503
592,530	Windsor Holdings III LLC, 2025 Dollar Refinancing Term B Loan, 7.073% (Term SOFR + 275 bps), 8/1/30	586,234
	Total Distribution & Wholesale	$4,781,055

	Electric-Generation — 2.6%
648,740	Alpha Generation LLC, Initial Term B Loan, 7.072% (Term SOFR + 275 bps ), 9/30/31	$ 649,450
2,010,877	Eastern Power LLC (Eastern Covert Midco LLC), Term Loan, 9.572% (Term SOFR + 525 bps), 4/3/28	1,988,881
1,240,498	Edgewater Generation LLC, 2025 Refinancing Term Loan, 7.322% (Term SOFR + 300 bps), 8/1/30	1,239,723
The accompanying notes are an integral part of these financial statements.
Victory Pioneer Floating Rate Fund | Semi-Annual | 4/30/257

Schedule of Investments  |  4/30/25
(unaudited) (continued)
Principal Amount USD ($)		Value
	Electric-Generation — (continued)
1,551,225	Hamilton Projects Acquiror LLC, Term Loan, 7.322% (Term SOFR + 300 bps), 5/30/31	$ 1,558,012
909,838	Thunder Generation Funding LLC, Term Loan, 9.50% (Term SOFR + 300 bps), 10/3/31	910,975
890,179	Vistra Operations Company LLC, 2018 Incremental Term Loan, 6.072% (Term SOFR + 175 bps), 12/20/30	888,649
	Total Electric-Generation	$7,235,690

	Electric-Integrated — 0.3%
840,195	Constellation Renewables LLC, Loan, 6.563% (Term SOFR + 225 bps), 12/15/27	$ 841,245
	Total Electric-Integrated	$841,245

	Electronic Composition — 0.2%
653,036	Natel Engineering Co., Inc., Initial Term Loan, 10.692% (Term SOFR + 625 bps), 4/30/26	$ 576,305
	Total Electronic Composition	$576,305

	Engines — 1.5%
1,715,843	Arcline FM Holdings LLC, First Lien 2025 New Term Loan, 7.819% (Term SOFR + 350 bps), 6/23/30	$ 1,712,893
2,598,612	LSF12 Badger Bidco LLC, Initial Term Loan, 10.322% (Term SOFR + 600 bps), 8/30/30	2,416,709
	Total Engines	$4,129,602

	Enterprise Software & Services — 2.0%
2,023,508	Cloud Software Group, Inc., Sixth Amendment Term Loan, 8.049% (Term SOFR + 375 bps), 3/21/31	$ 2,003,904
1,012,462	Genesys Cloud Services Holdings I LLC, Initial 2025 Dollar Term Loan, 6.822% (Term SOFR + 250 bps), 1/30/32	1,000,282
578,550	Helios Software Holdings, Inc. (ION Corporate Solutions Finance S.a.r.l.), 2024-B Dollar Term Loan, 7.799% (Term SOFR + 350 bps), 7/18/30	572,041
1,007,607	Open Text Corp., 2023 Replacement Term Loan, 6.072% (Term SOFR + 175 bps), 1/31/30	1,005,998
970,225	Project Alpha Intermediate Holding, Inc., Second Amendment Refinancing Term Loan, 7.549% (Term SOFR + 325 bps), 10/26/30	963,190
	Total Enterprise Software & Services	$5,545,415

	Finance-Investment Banker — 1.1%
1,344,357	Citadel Securities LP, 2024-1 Term Loan, 6.322% (Term SOFR + 200 bps), 10/31/31	$ 1,342,676
The accompanying notes are an integral part of these financial statements.
8Victory Pioneer Floating Rate Fund | Semi-Annual | 4/30/25

Principal Amount USD ($)		Value
	Finance-Investment Banker — (continued)
899,058	Hudson River Trading LLC, Term B-1 Loan, 7.292% (Term SOFR + 300 bps), 3/18/30	$ 899,058
660,345	Jefferies Finance LLC, Initial Term Loan, 7.323% (Term SOFR + 300 bps), 10/21/31	657,044
	Total Finance-Investment Banker	$2,898,778

	Food-Catering — 0.4%
1,203,696	Aramark Intermediate HoldCo Corp., U.S. Term B-8 Loan, 6.322% (Term SOFR + 200 bps), 6/22/30	$ 1,204,599
	Total Food-Catering	$1,204,599

	Food-Confectionery — 0.6%
1,588,020	Fiesta Purchaser, Inc., First Refinancing Term Loan, 7.572% (Term SOFR + 325 bps), 2/12/31	$ 1,577,244
	Total Food-Confectionery	$1,577,244

	Food-Dairy Products — 1.2%
3,377,834	Chobani LLC, 2025 New Term Loan, 6.822% (Term SOFR + 250 bps), 10/25/27	$ 3,382,901
	Total Food-Dairy Products	$3,382,901

	Food-Miscellaneous/Diversified — 0.5%
1,293,500	B&G Foods, Inc., Term B-5 Term Loan, 7.822% (Term SOFR + 350 bps), 10/10/29	$ 1,239,820
	Total Food-Miscellaneous/Diversified	$1,239,820

	Gambling (Non-Hotel) — 0.2%
503,625	Flutter Entertainment Plc, 2024 Refinancing Term B Loan, 6.049% (Term SOFR + 175 bps), 11/30/30	$ 497,330
	Total Gambling (Non-Hotel)	$497,330

	Golf — 0.2%
658,000	Topgolf Callaway Brands Corp., Initial Term Loan, 7.322% (Term SOFR + 300 bps), 3/15/30	$ 620,988
	Total Golf	$620,988

	Hazardous Waste Disposal — 0.4%
1,167,354	JFL-Tiger Acquisition Co., Inc., Initial Term Loan, 8.303% (Term SOFR + 400 bps), 10/17/30	$ 1,168,813
	Total Hazardous Waste Disposal	$1,168,813

The accompanying notes are an integral part of these financial statements.
Victory Pioneer Floating Rate Fund | Semi-Annual | 4/30/259

Schedule of Investments  |  4/30/25
(unaudited) (continued)
Principal Amount USD ($)		Value
	Hotels & Motels — 0.7%
907,681	Playa Resorts Holding B.V., 2022 Term Loan, 7.072% (Term SOFR + 275 bps), 1/5/29	$ 907,964
990,019	Travel + Leisure Co., 2024 Incremental Term Loan, 6.822% (Term SOFR + 250 bps), 12/14/29	974,860
	Total Hotels & Motels	$1,882,824

	Human Resources — 0.1%
368,640	Ingenovis Health, Inc., First Lien Initial Term Loan, 8.825% (Term SOFR + 425 bps), 3/6/28	$ 143,770
	Total Human Resources	$143,770

	Independent Power Producer — 0.7%
673,456	EFS Cogen Holdings I LLC, Term B Advance, 7.799% (Term SOFR + 350 bps), 10/3/31	$ 674,824
1,177,085	Lightning Power LLC, Initial Term B Loan, 6.549% (Term SOFR + 225 bps), 8/18/31	1,176,349
	Total Independent Power Producer	$1,851,173

	Insurance Brokers — 0.6%
920,655	HIG Finance 2 Ltd., 2024-3 Dollar Refinancing Term Loan, 7.322% (Term SOFR + 300 bps), 2/15/31	$ 916,627
610,746	USI, Inc., 2024-C Term Loan, 6.549% (Term SOFR + 225 bps), 9/29/30	606,866
	Total Insurance Brokers	$1,523,493

	Internet Content — 0.8%
1,385,565	MH Sub I LLC (Micro Holding Corp.), First Lien 2023 May Incremental Term Loan, 8.572% (Term SOFR + 425 bps), 5/3/28	$ 1,309,214
937,737	MH Sub I LLC, First Lien 2024 December New Term Loan, 8.572% (Term SOFR + 425 bps), 12/31/31	826,284
	Total Internet Content	$2,135,498

	Internet Financial Services — 0.5%
745,255	Acuris Finance US, Inc., 2024 Dollar Term Loan, 8.049% (Term SOFR + 375 bps), 2/16/28	$ 740,783
666,088	ION Trading Finance Ltd., 2024-B Dollar Term Loan, 7.799% (Term SOFR + 350 bps), 4/1/28	649,020
	Total Internet Financial Services	$1,389,803

	Internet Security — 0.2%
637,390	Proofpoint, Inc., 2024 Refinancing First Lien Term Loan, 7.322% (Term SOFR + 300 bps), 8/31/28	$ 634,353
	Total Internet Security	$634,353

The accompanying notes are an integral part of these financial statements.
10Victory Pioneer Floating Rate Fund | Semi-Annual | 4/30/25

Principal Amount USD ($)		Value
	Investment Management & Advisory Services — 1.9%
1,862,362	Allspring Buyer LLC, 2024 Specified Refinancing Term Loan, 7.313% (Term SOFR + 300 bps), 11/1/30	$ 1,861,198
586,000	CPI Holdco B LLC, First Amendment Incremental Term Loan, 6.572% (Term SOFR + 225 bps), 5/17/31	583,803
987,854	Edelman Financial Engines Center LLC, 2024-2 Refinancing Term Loan, 7.322% (Term SOFR + 300 bps), 4/7/28	985,153
309,225	GTCR Everest Borrower LLC, Initial Term Loan, 7.049% (Term SOFR + 275 bps), 9/5/31	307,762
1,535,389	Russell Investments US Institutional Holdco, Inc., 2027 Term Loan, 10.78% (Term SOFR + 650 bps), 5/30/27	1,437,508
	Total Investment Management & Advisory Services	$5,175,424

	Lasers-System & Components — 0.4%
1,106,684	Coherent Corp., Term B-2 Loan, 6.322% (Term SOFR + 200 bps), 7/2/29	$ 1,097,001
	Total Lasers-System & Components	$1,097,001

	Lottery Services — 0.5%
1,492,500	Scientific Games Holdings LP, 2024 Refinancing Dollar Term Loan, 7.285% (Term SOFR + 300 bps), 4/4/29	$ 1,481,151
	Total Lottery Services	$1,481,151

	Machinery-Electrical — 0.3%
910,425	Dynamo Midco B.V., USD Facility B, 7.798% (Term SOFR + 350 bps), 9/30/31	$ 908,149
	Total Machinery-Electrical	$908,149

	Medical Diagnostic Imaging — 0.6%
1,690,443	US Radiology Specialists, Inc. (US Outpatient Imaging Services, Inc.), Amendment No. 3 Replacement Term Loan, 9.049% (Term SOFR + 475 bps), 12/15/27	$ 1,693,190
	Total Medical Diagnostic Imaging	$1,693,190

	Medical Information Systems — 0.5%
1,443,750	One Call Corp., First Lien Term B Loan, 10.044% (Term SOFR + 550 bps), 4/22/27	$ 1,409,461
	Total Medical Information Systems	$1,409,461

	Medical Labs & Testing Services — 1.6%
1,386,790	Charlotte Buyer, Inc., First Lien Second Refinancing Term Loan, 8.571% (Term SOFR + 425 bps), 2/11/28	$ 1,382,828
The accompanying notes are an integral part of these financial statements.
Victory Pioneer Floating Rate Fund | Semi-Annual | 4/30/2511

Schedule of Investments  |  4/30/25
(unaudited) (continued)
Principal Amount USD ($)		Value
	Medical Labs & Testing Services — (continued)
1,944,213	Phoenix Guarantor, Inc., First Lien Tranche B-5 Term Loan, 6.822% (Term SOFR + 250 bps), 2/21/31	$ 1,932,736
960,126	U.S. Anesthesia Partners, Inc., First Lien Initial Term Loan, 8.688% (Term SOFR + 425 bps), 10/1/28	951,575
	Total Medical Labs & Testing Services	$4,267,139

	Medical Products — 0.6%
1,679,754	Hanger, Inc., Initial Term Loan, 7.822% (Term SOFR + 350 bps), 10/23/31	$ 1,679,754
	Total Medical Products	$1,679,754

	Medical-Drugs — 2.2%
960,000	Bausch Health Cos, Inc., Initial Term Loan, 10.57% (Term SOFR + 625 bps), 10/8/30	$ 907,200
970,125	Endo Finance Holdings, Inc., 2024 Refinancing Term Loan, 8.322% (Term SOFR + 400 bps), 4/23/31	942,840
1,136,914	Jazz Pharmaceuticals, Inc., Tranche B-2 Dollar Term Loan, 6.572% (Term SOFR + 225 bps), 5/5/28	1,133,755
2,114,718	Organon & Co., 2024 Refinancing Dollar Term Loan Facility, 6.57% (Term SOFR + 225 bps), 5/19/31	2,019,556
1,176,470	Padagis LLC, Term B Loan, 9.271% (Term SOFR + 475 bps), 7/6/28	1,098,529
	Total Medical-Drugs	$6,101,880

	Medical-Generic Drugs — 0.5%
1,332,031	Amneal Pharmaceuticals LLC, Initial Term Loan, 9.822% (Term SOFR + 550 bps), 5/4/28	$ 1,333,071
	Total Medical-Generic Drugs	$1,333,071

	Medical-Hospitals — 1.4%
1,778,992	EyeCare Partners LLC, Tranche B Term Loan, 5.227% (Term SOFR + 100 bps), 11/30/28	$ 1,394,285
1,934,310	Knight Health Holdings LLC, Term B Loan, 9.686% (Term SOFR + 525 bps), 12/23/28	893,007
1,596,985	LifePoint Health, Inc., First Lien 2024-2 Refinancing Term Loan, 7.817% (Term SOFR + 350 bps), 5/19/31	1,562,383
	Total Medical-Hospitals	$3,849,675

	Medical-Wholesale Drug Distribution — 2.0%
1,764,172	CVET Midco 2 LP, First Lien Initial Term Loan, 9.299% (Term SOFR + 500 bps), 10/13/29	$ 1,662,365
The accompanying notes are an integral part of these financial statements.
12Victory Pioneer Floating Rate Fund | Semi-Annual | 4/30/25

Principal Amount USD ($)		Value
	Medical-Wholesale Drug Distribution — (continued)
2,721,650	Gainwell Acquisition Corp., First Lien Term B Loan, 8.399% (Term SOFR + 400 bps), 10/1/27	$ 2,539,640
1,275,360	Owens & Minor, Inc., Term B-1 Loan, 8.172% ( Term SOFR + 375 bps ), 3/29/29	1,203,621
	Total Medical-Wholesale Drug Distribution	$5,405,626

	Metal Processors & Fabrication — 0.5%
1,266,417	Grinding Media, Inc. (Molycop Ltd.), First Lien 2024 Incremental Term Loan, 7.819% (Term SOFR + 350 bps), 10/12/28	$ 1,228,425
	Total Metal Processors & Fabrication	$1,228,425

	Metal-Aluminum — 0.5%
1,481,955	Arsenal AIC Parent LLC, 2025 Refinancing Term B Loan, 7.072% (Term SOFR + 275 bps), 8/18/30	$ 1,463,431
	Total Metal-Aluminum	$1,463,431

	Mining Services — 0.1%
260,874	Flame NewCo LLC, First Lien New Money Exit Term Loan, 6.422% (Term SOFR + 200 bps), 6/30/28	$ 240,004
	Total Mining Services	$240,004

	Non-hazardous Waste Disposal — 0.3%
913,000	Tidal Waste & Recycling Holdings LLC, Initial Term Loan, 7.799% (Term SOFR + 350 bps), 10/24/31	$ 915,661
	Total Non-hazardous Waste Disposal	$915,661

	Office Automation & Equipment — 0.4%
1,144,000	Pitney Bowes, Inc., Tranche B Term Loan, 8.072% (Term SOFR + 375 bps), 3/19/32	$ 1,126,840
	Total Office Automation & Equipment	$1,126,840

	Oil & Gas Drilling — 0.5%
1,293,500	WaterBridge Midstream Operating LLC, Term Loan B, 9.053% (Term SOFR + 475 bps), 6/27/29	$ 1,235,292
	Total Oil & Gas Drilling	$1,235,292

	Oil Comp-Explor & Production — 0.1%
290,000	Hilcorp Energy I, LP, Initial Loan, 6.321% (Term SOFR + 200 bps), 2/11/30	$ 288,369
	Total Oil Comp-Explor & Production	$288,369

The accompanying notes are an integral part of these financial statements.
Victory Pioneer Floating Rate Fund | Semi-Annual | 4/30/2513

Schedule of Investments  |  4/30/25
(unaudited) (continued)
Principal Amount USD ($)		Value
	Pastoral & Agricultural — 0.5%
1,309,500	Alltech, Inc., Term B-2 Loan, 8.686% (Term SOFR + 425 bps), 8/13/30	$ 1,295,314
	Total Pastoral & Agricultural	$1,295,314

	Pharmacy Services — 0.2%
621,183	Option Care Health, Inc., First Lien 2021 Refinancing Term Loan, 6.572% (Term SOFR + 225 bps), 10/27/28	$ 622,088
	Total Pharmacy Services	$622,088

	Physical Practice Management — 0.5%
1,268,443	Sound Inpatient Physicians, Inc., Tranche B Term Loan, 8.061% (Term SOFR + 350 bps), 6/28/28	$ 1,154,284
275,845	Sound Inpatient Physicians, Inc., Tranche C Term Loan, 11.311% (Term SOFR + 675 bps), 6/28/29	199,987
	Total Physical Practice Management	$1,354,271

	Physical Therapy & Rehabilitation Centers — 1.0%
1,285,431	Summit Behavioral Healthcare LLC, First Lien Tranche B-1 Term Loan, 8.549% (Term SOFR + 425 bps), 11/24/28	$ 1,017,633
2,388,203	Upstream Newco, Inc., First Lien August 2021 Incremental Term Loan, 8.791% (Term SOFR + 425 bps), 11/20/26	1,739,806
	Total Physical Therapy & Rehabilitation Centers	$2,757,439

	Pipelines — 2.5%
1,907,461	Brazos Delaware II LLC, 2025 Refinancing Term Loan, 7.321% (Term SOFR + 300 bps), 2/11/30	$ 1,905,077
646,380	Epic Crude Services LP, Term Loan , 7.256% (Term SOFR + 300 bps), 10/15/31	646,245
724,000	M6 ETX Holdings II Midco LLC, Initial Term Loan, 7.324% (Term SOFR + 300 bps), 4/1/32	721,285
1,926,185	Oryx Midstream Services Permian Basin LLC, 2025 Refinancing Term Loan, 6.573% (Term SOFR + 225 bps), 10/5/28	1,912,942
1,574,712	Traverse Midstream Partners LLC, Advance, 7.28% (Term SOFR + 300 bps), 2/16/28	1,560,934
	Total Pipelines	$6,746,483

The accompanying notes are an integral part of these financial statements.
14Victory Pioneer Floating Rate Fund | Semi-Annual | 4/30/25

Principal Amount USD ($)		Value
	Printing-Commercial — 0.5%
589,065	Cimpress Plc, 2024-2 Refinancing Tranche B-1 Term Loan, 6.822% (Term SOFR + 250 bps), 5/17/28	$ 589,065
905,000	Verde Purchaser LLC, Initial Term Loan, 8.299% (Term SOFR + 400 bps), 11/30/30	899,570
	Total Printing-Commercial	$1,488,635

	Professional Sports — 0.4%
815,902	Formula One Management Ltd., Facility B, 6.299% (Term SOFR + 200 bps), 9/30/31	$ 811,482
407,951(c)	Formula One Management Ltd., Incremental Term Facility, 6.351% (Term SOFR + 200 bps), 9/30/31	405,741
	Total Professional Sports	$1,217,223

	Property & Casualty Insurance — 2.2%
612,039	Asurion LLC, First Lien New B-12 Term Loan, 8.572% (Term SOFR + 425 bps), 9/19/30	$ 586,487
1,410,533	Asurion LLC, New B-10 Term Loan, 8.422% (Term SOFR + 400 bps), 8/19/28	1,366,806
786,970	Asurion LLC, New B-11 Term Loan, 8.672% (Term SOFR + 425 bps), 8/19/28	764,443
939,394	Asurion LLC, New B-9 Term Loan, 7.686% (Term SOFR + 325 bps), 7/31/27	920,606
750,000	Asurion LLC, Second Lien New B-4 Term Loan, 9.686% (Term SOFR + 525 bps), 1/20/29	690,781
1,665,042	Sedgwick Claims Management Services, Inc. (Lightning Cayman Merger Sub, Ltd.), 2024 Term Loan, 7.313% (Term SOFR + 300 bps), 7/31/31	1,659,006
	Total Property & Casualty Insurance	$5,988,129

	Protection-Safety — 0.4%
967,706	Prime Security Services Borrower LLC, First Lien 2024-1 Refinancing Term B-1 Loan, 6.319% (Term SOFR + 200 bps), 10/13/30	$ 964,455
	Total Protection-Safety	$964,455

	Publishing — 1.9%
1,637,646	Cengage Learning, Inc., 2024 Refinancing Term Loan, 7.829% (Term SOFR + 350 bps), 3/24/31	$ 1,632,869
1,455,076	Houghton Mifflin Harcourt Co., First Lien Term B Loan, 9.63% (Term SOFR + 525 bps), 4/9/29	1,449,317
1,999,443	McGraw-Hill Education, Inc., 2025 Term Loan, 7.572% (Term SOFR + 325 bps), 8/6/31	1,996,944
	Total Publishing	$5,079,130

The accompanying notes are an integral part of these financial statements.
Victory Pioneer Floating Rate Fund | Semi-Annual | 4/30/2515

Schedule of Investments  |  4/30/25
(unaudited) (continued)
Principal Amount USD ($)		Value
	Publishing-Periodicals — 0.3%
848,898	MJH Healthcare Holdings LLC, 2024 Refinancing Term B Loan, 7.672% (Term SOFR + 325 bps), 1/28/29	$ 842,531
	Total Publishing-Periodicals	$842,531

	Radio — 0.3%
1,015,000	Townsquare Media LLC, Initial Term Loan, 9.323% (Term SOFR + 500 bps), 2/19/30	$ 931,262
	Total Radio	$931,262

	Recreational Centers — 1.3%
1,384,839	Bulldog Purchaser, Inc., First Lien 2024 New Term Loan, 8.035% (Term SOFR + 375 bps), 6/27/31	$ 1,380,223
1,969,023	Fitness International LLC, Term B Loan, 9.572% (Term SOFR + 525 bps), 2/12/29	1,969,023
324,187	Life Time, Inc., 2024 New Term Loan, 6.785% (Term SOFR + 250 bps), 11/5/31	322,465
	Total Recreational Centers	$3,671,711

	REITS-Storage — 0.1%
349,947	Iron Mountain Information Management LLC, Amendment No.1 Incremental Term B Loan, 6.322% (Term SOFR + 200 bps), 1/31/31	$ 348,343
	Total REITS-Storage	$348,343

	Rental Auto & Equipment — 0.6%
1,637,346	Albion Financing 3 S.a.r.l., 2025 Amended U.S. Dollar Term Loan, 7.293% (Term SOFR + 300 bps), 8/16/29	$ 1,639,393
	Total Rental Auto & Equipment	$1,639,393

	Retail — 2.8%
1,242,413	Great Outdoors Group LLC, Term B-3 Loan, 7.572% (Term SOFR + 325 bps), 1/23/32	$ 1,217,565
1,513,046	Harbor Freight Tools USA, Inc., Replacement Term Loan, 6.822% (Term SOFR + 250 bps), 6/11/31	1,412,535
453,333	Kodiak BP LLC, Initial Term Loan, 8.035% (Term SOFR + 375 bps), 12/4/31	437,844
425,650	Michaels Cos, Inc., Term B Loan, 8.811% (Term SOFR + 425 bps), 4/15/28	238,763
2,079,140	Petco Health & Wellness Co., Inc., First Lien Initial Term Loan, 7.811% (Term SOFR + 325 bps), 3/3/28	1,817,786
The accompanying notes are an integral part of these financial statements.
16Victory Pioneer Floating Rate Fund | Semi-Annual | 4/30/25

Principal Amount USD ($)		Value
	Retail — (continued)
1,640,500	PetSmart LLC, Initial Term Loan, 8.172% (Term SOFR + 375 bps), 2/11/28	$ 1,621,019
924,173	RVR Dealership Holdings LLC, Term Loan, 8.172% (Term SOFR + 375 bps), 2/8/28	801,720
	Total Retail	$7,547,232

	Retail-Catalog Shopping — 0.2%
970,856	Medical Solutions Holdings, Inc., First Lien Initial Term Loan, 7.88% (Term SOFR + 350 bps), 11/1/28	$ 598,695
	Total Retail-Catalog Shopping	$598,695

	Retail-Miscellaneous/Diversified — 0.2%
571,592	Lakeshore Learning Materials LLC, First Lien Initial Term Loan, 7.936% (Term SOFR + 350 bps), 9/29/28	$ 529,437
	Total Retail-Miscellaneous/Diversified	$529,437

	Security Services — 2.1%
2,601,406	Allied Universal Holdco LLC (f/k/a USAGM Holdco LLC), Initial U.S. Dollar Term Loan, 8.172% (Term SOFR + 375 bps), 5/12/28	$ 2,601,812
3,106,311	Garda World Security Corp., Twelfth Additional Term Loan, 7.292% (Term SOFR + 300 bps), 2/1/29	3,083,014
	Total Security Services	$5,684,826

	Semiconductor Equipment — 0.3%
950,662	MKS Instruments, Inc., 2025-1 Dollar Term B Loan, 6.323% (Term SOFR + 200 bps), 8/17/29	$ 946,701
	Total Semiconductor Equipment	$946,701

	Telecom Services — 0.6%
1,605,000	Windstream Services LLC, 2024 Term Loan, 9.172% (Term SOFR + 475 bps), 10/1/31	$ 1,613,025
	Total Telecom Services	$1,613,025

	Telephone-Integrated — 0.3%
779,943(c)	Level 3 Financing, Inc., Term B-3 Refinancing Loan, 8.601% (Term SOFR + 425 bps), 3/29/32	$ 779,334
	Total Telephone-Integrated	$779,334

	Television — 0.2%
456,550	Gray Television, Inc., Term F Loan, 9.574% (Term SOFR + 525 bps), 6/4/29	$ 442,854
	Total Television	$442,854

The accompanying notes are an integral part of these financial statements.
Victory Pioneer Floating Rate Fund | Semi-Annual | 4/30/2517

Schedule of Investments  |  4/30/25
(unaudited) (continued)
Principal Amount USD ($)		Value
	Theaters — 0.8%
1,071,855	Cirque du Soleil Canada, Inc., Refinancing Term Loan, 8.049% (Term SOFR + 375 bps), 3/8/30	$ 1,024,962
1,243,883	Crown Finance US, Inc., Initial Term Loan, 9.569% (Term SOFR + 525 bps), 12/2/31	1,234,553
	Total Theaters	$2,259,515

	Transport-Air Freight — 0.2%
677,000(c)	Stonepeak Nile Parent LLC, Initial Term Loan, 7.101% (Term SOFR + 275 bps ), 4/9/32	$ 667,480
	Total Transport-Air Freight	$667,480

	Transportation Services — 1.3%
1,633,330	Carriage Purchaser, Inc., Term B Loan, 8.322% (Term SOFR + 400 bps), 10/2/28	$ 1,614,189
1,596,322	First Student Bidco, Inc., Initial Term B Loan, 6.799% (Term SOFR + 250 bps), 7/21/28	1,591,665
488,174	First Student Bidco, Inc., Initial Term C Loan, 6.799% (Term SOFR + 250 bps), 7/21/28	486,750
	Total Transportation Services	$3,692,604

	Transport-Rail — 0.7%
1,982,460	Genesee & Wyoming, Inc., Initial Term Loan, 6.049% (Term SOFR + 175 bps), 4/10/31	$ 1,959,331
	Total Transport-Rail	$1,959,331

	Veterinary Diagnostics — 0.2%
626,008	Southern Veterinary Partners LLC, First Lien 2024-3 New Term Loan, 7.527% (Term SOFR + 325 bps), 12/4/31	$ 624,688
	Total Veterinary Diagnostics	$624,688

	Total Senior Secured Floating Rate Loan Interests (Cost $233,570,811)	$224,682,514

Shares
	Common Stocks — 0.3% of Net Assets
	Construction & Engineering — 0.1%
26,228(d)	LB New Holdco	$ 157,368
	Total Construction & Engineering	$157,368

The accompanying notes are an integral part of these financial statements.
18Victory Pioneer Floating Rate Fund | Semi-Annual | 4/30/25

Shares		Value
	Healthcare-Services — 0.0%
396,983(d)+	Sound Inpatient Physicians Holdings	$ —
17,772(d)+	Sound Inpatient Physicians, Inc.	—
	Total Healthcare-Services	$—

	Metals & Mining — 0.0%†
3,810(d)	Flame Co.	$ 15,240
	Total Metals & Mining	$15,240

	Passenger Airlines — 0.2%
33,954(d)	Grupo Aeromexico SAB de CV	$ 598,783
	Total Passenger Airlines	$598,783

	Total Common Stocks (Cost $337,239)	$771,391

Principal Amount USD ($)
	Asset Backed Securities — 3.9% of Net Assets
1,000,000(a)	522 Funding CLO, Ltd., Series 2019-5A, Class ER, 11.016% (3 Month Term SOFR + 676 bps), 4/15/35 (144A)	$ 984,753
1,000,000(a)	AB BSL CLO 1, Ltd., Series 2020-1A, Class ER, 11.116% (3 Month Term SOFR + 686 bps), 1/15/35 (144A)	989,447
1,000,000(a)	CIFC Funding, Ltd., Series 2025-2A, Class D2, 7.831% (3 Month Term SOFR + 355 bps), 4/15/38 (144A)	975,154
1,000,000(a)	CIFC Funding, Ltd., Series 2025-2A, Class E, 8.681% (3 Month Term SOFR + 440 bps), 4/15/38 (144A)	968,292
1,000,000(a)	Clover Credit Management LLC, Series 2021-2A, Class E, 11.031% (3 Month Term SOFR + 676 bps), 7/20/34 (144A)	989,322
1,000,000(a)	Crown Point CLO 11, Ltd., Series 2021-11A, Class ER, 10.414% (3 Month Term SOFR + 615 bps), 2/28/38 (144A)	961,799
1,000,000(a)	Dryden 41 Senior Loan Fund, Series 2015-41A, Class DR, 7.118% (3 Month Term SOFR + 286 bps), 4/15/31 (144A)	997,639
1,000,000(a)	Magnetite Xxx, Ltd., Series 2021-30A, Class D2R, 8.282% (3 Month Term SOFR + 400 bps), 10/25/37 (144A)	971,825
936,176(a)	US Bank NA, Series 2025-SUP1, Class D, 7.054% (SOFR30A + 270 bps), 2/25/32 (144A)	938,629
The accompanying notes are an integral part of these financial statements.
Victory Pioneer Floating Rate Fund | Semi-Annual | 4/30/2519

Schedule of Investments  |  4/30/25
(unaudited) (continued)
Principal Amount USD ($)		Value
	Asset Backed Securities — (continued)
1,000,000(a)	Voya CLO, Ltd., Series 2025-1A, Class D2, 8.019% (3 Month Term SOFR + 375 bps), 4/20/38 (144A)	$ 960,701
1,000,000(a)	Voya CLO, Ltd., Series 2025-1A, Class E, 8.869% (3 Month Term SOFR + 460 bps), 4/20/38 (144A)	968,295
	Total Asset Backed Securities (Cost $10,960,034)	$10,705,856

	Commercial Mortgage-Backed Securities—0.2% of Net Assets
420,000(a)	BX Trust, Series 2022-PSB, Class F, 11.655% (1 Month Term SOFR + 733 bps), 8/15/39 (144A)	$ 416,564
74,238(a)	FREMF Mortgage Trust, Series 2020-KF74, Class C, 10.698% (SOFR30A + 636 bps), 1/25/27 (144A)	68,775
93,282(a)	FREMF Mortgage Trust, Series 2020-KF83, Class C, 13.448% (SOFR30A + 911 bps), 7/25/30 (144A)	87,830
	Total Commercial Mortgage-Backed Securities (Cost $589,904)	$573,169

	Convertible Corporate Bonds — 0.0%† of Net Assets
	Entertainment — 0.0%†
40,000	Live Nation Entertainment, Inc., 2.875%, 1/15/30 (144A)	$ 41,360
	Total Entertainment	$41,360

	Total Convertible Corporate Bonds (Cost $40,000)	$41,360

	Corporate Bonds — 3.3% of Net Assets
	Advertising — 0.1%
265,000	Clear Channel Outdoor Holdings, Inc., 7.50%, 6/1/29 (144A)	$ 217,194
	Total Advertising	$217,194

	Aerospace & Defense — 0.3%
1,000,000	Goat Holdco LLC, 6.75%, 2/1/32 (144A)	$ 977,500
	Total Aerospace & Defense	$977,500

	Airlines — 0.4%
1,000,000	OneSky Flight LLC, 8.875%, 12/15/29 (144A)	$ 1,009,398
	Total Airlines	$1,009,398

The accompanying notes are an integral part of these financial statements.
20Victory Pioneer Floating Rate Fund | Semi-Annual | 4/30/25

Principal Amount USD ($)		Value
	Banks — 0.2%
500,000(e)	Citizens Financial Group, Inc., 6.645% (SOFR + 233 bps), 4/25/35	$ 528,706
	Total Banks	$528,706

	Chemicals — 0.2%
610,000	Tronox, Inc., 4.625%, 3/15/29 (144A)	$ 493,780
	Total Chemicals	$493,780

	Commercial Services — 0.2%
500,000	Allied Universal Holdco LLC/Allied Universal Finance Corp., 9.75%, 7/15/27 (144A)	$ 501,775
	Total Commercial Services	$501,775

	Electric — 0.2%
500,000	Vistra Operations Co. LLC, 4.375%, 5/1/29 (144A)	$ 480,798
	Total Electric	$480,798

	Internet — 0.3%
1,000,000	Acuris Finance US, Inc./Acuris Finance S.a.r.l., 9.00%, 8/1/29 (144A)	$ 954,375
	Total Internet	$954,375

	Iron & Steel — 0.1%
260,000	TMS International Corp., 6.25%, 4/15/29 (144A)	$ 240,554
	Total Iron & Steel	$240,554

	Leisure Time — 0.1%
240,000	NCL Corp., Ltd., 8.125%, 1/15/29 (144A)	$ 251,332
	Total Leisure Time	$251,332

	Oil & Gas — 0.6%
1,000,000	Hilcorp Energy I LP/Hilcorp Finance Co., 6.875%, 5/15/34 (144A)	$ 849,806
1,000,000	Wildfire Intermediate Holdings LLC, 7.50%, 10/15/29 (144A)	915,000
	Total Oil & Gas	$1,764,806

	Pipelines — 0.3%
330,000	CQP Holdco LP/BIP-V Chinook Holdco LLC, 7.50%, 12/15/33 (144A)	$ 347,221
500,000	Venture Global Calcasieu Pass LLC, 3.875%, 8/15/29 (144A)	457,912
	Total Pipelines	$805,133

The accompanying notes are an integral part of these financial statements.
Victory Pioneer Floating Rate Fund | Semi-Annual | 4/30/2521

Schedule of Investments  |  4/30/25
(unaudited) (continued)
Principal Amount USD ($)		Value
	Software — 0.3%
1,000,000	Cloud Software Group, Inc., 6.50%, 3/31/29 (144A)	$ 1,000,359
	Total Software	$1,000,359

	Total Corporate Bonds (Cost $9,541,963)	$9,225,710

Shares
	Right/Warrant — 0.0%† of Net Assets
	Trading Companies & Distributors — 0.0%†
GBP17,500(d)	Avation Plc, 1/1/59	$ 7,347
	Total Trading Companies & Distributors	$7,347

	Total Right/Warrant (Cost $—)	$7,347

Principal Amount USD ($)
	Insurance-Linked Securities — 1.5% of Net Assets#
	Event Linked Bonds — 1.5%
	Flood – U.S. — 0.1%
250,000(a)	FloodSmart Re, 21.436%, (1 Month U.S. Treasury Bill + 1,715 bps), 3/11/26 (144A)	$ 246,150
	Health – U.S. — 0.2%
250,000(a)	Vitality Re XIII, 6.273%, (3 Month U.S. Treasury Bill + 200 bps), 1/6/26 (144A)	$ 250,475
250,000(a)	Vitality Re XIV, 7.786%, (3 Month U.S. Treasury Bill + 350 bps), 1/5/27 (144A)	256,525
		$507,000

	Multiperil – U.S. — 0.5%
250,000(a)	Bonanza Re, 8.026%, (3 Month U.S. Treasury Bill + 375 bps), 12/19/27 (144A)	$ 247,125
250,000(a)	Merna Re II, 11.806%, (3 Month U.S. Treasury Bill + 753 bps), 7/7/25 (144A)	251,875
250,000(a)	Residential Re, 10.323%, (3 Month U.S. Treasury Bill + 605 bps), 12/6/25 (144A)	243,700
250,000(a)	Sanders Re, 8.286%, (3 Month U.S. Treasury Bill + 400 bps), 4/7/29 (144A)	245,850
The accompanying notes are an integral part of these financial statements.
22Victory Pioneer Floating Rate Fund | Semi-Annual | 4/30/25

Principal Amount USD ($)		Value
	Multiperil – U.S. — (continued)
250,000(a)	Sanders Re, 9.536%, (3 Month U.S. Treasury Bill + 525 bps), 4/7/29 (144A)	$ 249,375
250,000(a)	Sanders Re III, 7.696%, (3 Month U.S. Treasury Bill + 341 bps), 4/7/26 (144A)	246,350
		$1,484,275

	Multiperil – U.S. & Canada — 0.2%
250,000(a)	Kilimanjaro II Re, 10.526%, (3 Month U.S. Treasury Bill + 625 bps), 6/30/28 (144A)	$ 260,725
250,000(a)	Kilimanjaro II Re, 11.536%, (3 Month U.S. Treasury Bill + 725 bps), 6/30/28 (144A)	262,800
		$523,525

	Multiperil – U.S. Regional — 0.1%
250,000(a)	Long Point Re IV, 8.536%, (3 Month U.S. Treasury Bill + 425 bps), 6/1/26 (144A)	$ 251,625
	Windstorm – Florida — 0.1%
250,000(a)	Integrity Re, 11.116%, (3 Month U.S. Treasury Bill + 683 bps), 6/6/25 (144A)	$ 25,000
250,000(a)	Merna Re II, 11.776%, (3 Month U.S. Treasury Bill + 749 bps), 7/7/25 (144A)	251,400
		$276,400

	Windstorm – Texas — 0.1%
250,000(a)	Alamo Re, 11.808%, (1 Month U.S. Treasury Bill + 752 bps), 6/7/25 (144A)	$ 250,875
	Windstorm – U.S. Northeast — 0.1%
250,000(a)	3264 Re, 11.286%, (3 Month U.S. Treasury Bill + 700 bps), 7/8/27 (144A)	$ 263,050
	Windstorm – U.S. Regional — 0.1%
250,000(a)	Commonwealth Re, 8.039%, (3 Month U.S. Treasury Bill + 376 bps), 7/8/25 (144A)	$ 250,825
	Total Event Linked Bonds	$4,053,725

The accompanying notes are an integral part of these financial statements.
Victory Pioneer Floating Rate Fund | Semi-Annual | 4/30/2523

Schedule of Investments  |  4/30/25
(unaudited) (continued)
Face Amount USD ($)		Value
	Reinsurance Sidecars — 0.0%†
	Multiperil – U.S. — 0.0%†
400,000(d)(f)+	Harambee Re 2018, 12/31/25	$ 400
400,000(d)(f)+	Harambee Re 2019, 12/31/25	—
		$400

	Multiperil – Worldwide — 0.0%†
19,715(f)+	Alturas Re 2022-2, 12/31/27	$ 1,047
	Total Reinsurance Sidecars	$1,447

	Total Insurance-Linked Securities (Cost $4,263,101)	$4,055,172

Shares
	SHORT TERM INVESTMENTS — 5.5% of Net Assets
	Open-End Fund — 5.5%
15,016,640(g)	Dreyfus Government Cash Management, Institutional Shares, 4.21%	$ 15,016,640
		$15,016,640

	TOTAL SHORT TERM INVESTMENTS (Cost $15,016,640)	$15,016,640

	TOTAL INVESTMENTS IN UNAFFILIATED ISSUERS — 96.6% (Cost $274,319,692)	$265,079,159
	OTHER ASSETS AND LIABILITIES — 3.4%	$9,338,824
	net assets — 100.0%	$274,417,983

bps	Basis Points.
FREMF	Freddie Mac Multifamily Fixed-Rate Mortgage Loans.
LIBOR	London Interbank Offered Rate.
REIT	Real Estate Investment Trust.
SOFR	Secured Overnight Financing Rate.
SOFR30A	Secured Overnight Financing Rate 30 Day Average.
The accompanying notes are an integral part of these financial statements.
24Victory Pioneer Floating Rate Fund | Semi-Annual | 4/30/25

(144A)	The resale of such security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers. At April 30, 2025, the value of these securities amounted to $24,071,114, or 8.8% of net assets.
(a)	Floating rate note. Coupon rate, reference index and spread shown at April 30, 2025.
(b)	Security is in default.
(c)	All or a portion of this senior loan position has not settled. Rates do not take effect until settlement date. Rates shown, if any, are for the settled portion.
(d)	Non-income producing security.
(e)	The interest rate is subject to change periodically. The interest rate and/or reference index and spread shown at April 30, 2025.
(f)	Issued as preference shares.
(g)	Rate periodically changes. Rate disclosed is the 7-day yield at April 30, 2025.
*	Senior secured ﬂoating rate loan interests in which the Fund invests generally pay interest at rates that are periodically re-determined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as LIBOR or SOFR, (ii) the prime rate offered by one or more major United States banks, (iii) the rate of a certiﬁcate of deposit or (iv) other base lending rates used by commercial lenders. The interest rate shown is the rate accruing at April 30, 2025.
+	Security is valued using significant unobservable inputs (Level 3).
†	Amount rounds to less than 0.1%.
#	Securities are restricted as to resale.
Restricted Securities	Acquisition date	Cost	Value
3264 Re	6/24/2024	$250,000	$263,050
Alamo Re	2/12/2025	254,687	250,875
Alturas Re 2022-2	4/11/2023	—	1,047
Bonanza Re	12/16/2024	250,000	247,125
Commonwealth Re	6/15/2022	250,000	250,825
FloodSmart Re	2/23/2023	250,000	246,150
Harambee Re 2018	12/19/2017	6,949	400
Harambee Re 2019	12/20/2018	—	—
Integrity Re	5/9/2022	250,000	25,000
Kilimanjaro II Re	6/24/2024	250,000	260,725
Kilimanjaro II Re	6/24/2024	250,000	262,800
Long Point Re IV	5/13/2022	250,000	251,625
Merna Re II	4/14/2025	252,200	251,875
Merna Re II	4/14/2025	252,200	251,400
Residential Re	10/28/2021	250,000	243,700
Sanders Re	12/10/2024	250,000	245,850
Sanders Re	12/10/2024	250,000	249,375
Sanders Re III	3/22/2022	250,000	246,350
The accompanying notes are an integral part of these financial statements.
Victory Pioneer Floating Rate Fund | Semi-Annual | 4/30/2525

Schedule of Investments  |  4/30/25
(unaudited) (continued)
Restricted Securities	Acquisition date	Cost	Value
Vitality Re XIII	3/6/2023	$247,065	$250,475
Vitality Re XIV	1/25/2023	250,000	256,525
Total Restricted Securities			$4,055,172
% of Net assets			1.5%
FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased	In Exchange for	Currency Sold	Deliver	Counterparty	Settlement Date	Unrealized (Depreciation)
USD	748,896	MXN	15,183,481	State Street Bank & Trust Co.	6/27/25	$(19,222)
TOTAL FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS						$(19,222)
Principal amounts are denominated in U.S. dollars (“USD”) unless otherwise noted.
GBP — Great British Pound
MXN — Mexican Peso
USD — United States Dollar
Purchases and sales of securities (excluding short-term investments and all derivative contracts except for options purchased) for the six months ended April 30, 2025, aggregated $165,354,559 and $243,120,590, respectively.
At April 30, 2025, the net unrealized depreciation on investments based on cost for federal tax purposes of $274,954,603 was as follows:
Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$1,455,134
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(11,349,803)
Net unrealized depreciation	$(9,894,669)
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels below.
Level 1	–	unadjusted quoted prices in active markets for identical securities.
Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.). See Notes to Financial Statements — Note 1A.
Level 3	–	significant unobservable inputs (including the Adviser’s own assumptions in determining fair value of investments). See Notes to Financial Statements — Note 1A.
The accompanying notes are an integral part of these financial statements.
26Victory Pioneer Floating Rate Fund | Semi-Annual | 4/30/25

The following is a summary of the inputs used as of April 30, 2025 in valuing the Fund’s investments:
	Level 1	Level 2	Level 3	Total
Senior Secured Floating Rate Loan Interests	$—	$224,682,514	$—	$224,682,514
Common Stocks
Healthcare-Services	—	—	—*	—*
All Other Common Stocks	—	771,391	—	771,391
Asset Backed Securities	—	10,705,856	—	10,705,856
Commercial Mortgage-Backed Securities	—	573,169	—	573,169
Convertible Corporate Bonds	—	41,360	—	41,360
Corporate Bonds	—	9,225,710	—	9,225,710
Right/Warrant	7,347	—	—	7,347
Insurance-Linked Securities
Event Linked Bonds
Reinsurance Sidecars
Multiperil – U.S.	—	—	400	400
Multiperil – Worldwide	—	—	1,047	1,047
All Other Insurance-Linked Securities	—	4,053,725	—	4,053,725
Open-End Fund	15,016,640	—	—	15,016,640
Total Investments in Securities	$15,023,987	$250,053,725	$1,447	$265,079,159
Other Financial Instruments
Net unrealized depreciation on forward foreign currency exchange contracts	$—	$(19,222)	$—	$(19,222)
Total Other Financial Instruments	$—	$(19,222)	$—	$(19,222)
*	Securities valued at $0.
During the period ended April 30, 2025, there were no transfers in or out of Level 3.
The accompanying notes are an integral part of these financial statements.
Victory Pioneer Floating Rate Fund | Semi-Annual | 4/30/2527

Statement of Assets and Liabilities  |  4/30/25
(unaudited)
ASSETS:
Investments in unaffiliated issuers, at value (cost $274,319,692)	$265,079,159
Cash	172,772
Unrealized appreciation on unfunded loan commitments	904
Receivables —
Investment securities sold	15,626,960
Fund shares sold	276,951
Dividends	29,138
Interest	1,322,151
Due from the Adviser	67,430
Other assets	72,958
Total assets	$282,648,423
LIABILITIES:
Payables —
Investment securities purchased	$6,108,672
Fund shares repurchased	1,402,847
Distributions	302,383
Trustees’ fees	969
Unrealized depreciation on forward foreign currency exchange contracts	19,222
Management fees	144,232
Administrative expenses	18,923
Distribution fees	10,357
Accrued expenses	222,835
Total liabilities	$8,230,440
NET ASSETS:
Paid-in capital	$377,177,237
Distributable earnings (loss)	(102,759,254)
Net assets	$274,417,983
NET ASSET VALUE PER SHARE:
No par value (unlimited number of shares authorized)
Class A* (based on $58,426,220/9,799,039 shares)	$5.96
Class C* (based on $10,305,835/1,713,187 shares)	$6.02
Class Y* (based on $205,685,928/34,157,761 shares)	$6.02
MAXIMUM OFFERING PRICE PER SHARE:
Class A (based on $5.96 net asset value per share/100%-4.50% maximum sales charge)	$6.24

*	Pioneer Floating Rate Fund (the “Predecessor Fund”) reorganized with the Fund effective May 2, 2025 (the “Reorganization”), after the end of the semi-annual reporting period. The Predecessor Fund is the accounting survivor of the Reorganization. In the Reorganization, shareholders holding Class A, Class C, and Class Y shares of the Predecessor Fund received Class A, Class C, and Class Y shares of the Fund, respectively.
The accompanying notes are an integral part of these financial statements.
28Victory Pioneer Floating Rate Fund | Semi-Annual | 4/30/25

Statement of Operations (unaudited)
FOR THE SIX MONTHS ENDED 4/30/25
INVESTMENT INCOME:
Interest from unaffiliated issuers	$12,826,611
Dividends from unaffiliated issuers	582,839
Total Investment Income		$13,409,450
EXPENSES:
Management fees	$973,474
Administrative expenses	48,693
Transfer agent fees
Class A*	20,314
Class C*	2,241
Class Y*	150,880
Distribution fees
Class A*	78,405
Class C*	49,735
Shareholder communications expense	12,683
Custodian fees	14,907
Registration fees	46,558
Professional fees	43,971
Printing expense	12,812
Officers’ and Trustees’ fees	6,366
Insurance expense	2,713
Miscellaneous	50,477
Total expenses		$1,514,229
Less fees waived and expenses reimbursed by the Adviser		(151,724)
Net expenses		$1,362,505
Net investment income		$12,046,945
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on:
Investments in unaffiliated issuers	$(1,743,241)
Forward foreign currency exchange contracts	44,915
Other assets and liabilities denominated in foreign currencies	(12,021)	$(1,710,347)
Change in net unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers	$(5,407,207)
Forward foreign currency exchange contracts	(73,125)
Unfunded loan commitments	(640)	$(5,480,972)
Net realized and unrealized gain (loss) on investments		$(7,191,319)
Net increase in net assets resulting from operations		$4,855,626

*	Pioneer Floating Rate Fund (the “Predecessor Fund”) reorganized with the Fund effective May 2, 2025 (the “Reorganization”), after the end of the semi-annual reporting period. The Predecessor Fund is the accounting survivor of the Reorganization. In the Reorganization, shareholders holding Class A, Class C, and Class Y shares of the Predecessor Fund received Class A, Class C, and Class Y shares of the Fund, respectively.
The accompanying notes are an integral part of these financial statements.
Victory Pioneer Floating Rate Fund | Semi-Annual | 4/30/2529

Statements of Changes in Net Assets
	Six Months Ended 4/30/25 (unaudited)	Year Ended 10/31/24
FROM OPERATIONS:
Net investment income (loss)	$12,046,945	$26,743,451
Net realized gain (loss) on investments	(1,710,347)	(7,917,725)
Change in net unrealized appreciation (depreciation) on investments	(5,480,972)	14,231,440
Net increase in net assets resulting from operations	$4,855,626	$33,057,166
DISTRIBUTIONS TO SHAREHOLDERS:
Class A* ($0.24 and $0.54 per share, respectively)	$(2,455,019)	$(6,109,280)
Class C* ($0.21 and $0.50 per share, respectively)	(349,331)	(749,128)
Class Y* ($0.25 and $0.56 per share, respectively)	(10,236,589)	(20,979,715)
Total distributions to shareholders	$(13,040,939)	$(27,838,123)
FROM FUND SHARE TRANSACTIONS:
Net proceeds from sales of shares	$77,235,419	$183,107,656
Reinvestment of distributions	11,006,216	22,843,014
Cost of shares repurchased	(148,022,651)	(153,745,403)
Net increase (decrease) in net assets resulting from Fund share transactions	$(59,781,016)	$52,205,267
Net increase (decrease) in net assets	$(67,966,329)	$57,424,310
NET ASSETS:
Beginning of period	$342,384,312	$284,960,002
End of period	$274,417,983	$342,384,312

*	Pioneer Floating Rate Fund (the “Predecessor Fund”) reorganized with the Fund effective May 2, 2025 (the “Reorganization”), after the end of the semi-annual reporting period. The Predecessor Fund is the accounting survivor of the Reorganization. In the Reorganization, shareholders holding Class A, Class C, and Class Y shares of the Predecessor Fund received Class A, Class C, and Class Y shares of the Fund, respectively.
The accompanying notes are an integral part of these financial statements.
30Victory Pioneer Floating Rate Fund | Semi-Annual | 4/30/25

	Six Months Ended 4/30/25 Shares (unaudited)	Six Months Ended 4/30/25 Amount (unaudited)	Year Ended 10/31/24 Shares	Year Ended 10/31/24 Amount
Class A*
Shares sold	807,614	$4,910,930	2,784,053	$16,896,272
Reinvestment of distributions	387,195	2,351,707	954,848	5,807,518
Less shares repurchased	(2,705,555)	(16,453,935)	(4,151,823)	(25,186,179)
Net decrease	(1,510,746)	$(9,191,298)	(412,922)	$(2,482,389)
Class C*
Shares sold	311,409	$1,913,627	524,932	$3,223,500
Reinvestment of distributions	56,048	343,230	118,622	727,420
Less shares repurchased	(149,959)	(913,852)	(705,392)	(4,323,983)
Net increase (decrease)	217,498	$1,343,005	(61,838)	$(373,063)
Class Y*
Shares sold	11,444,796	$70,410,862	26,508,615	$162,987,884
Reinvestment of distributions	1,354,509	8,311,279	2,654,186	16,308,076
Less shares repurchased	(21,430,434)	(130,654,864)	(20,225,145)	(124,235,241)
Net increase (decrease)	(8,631,129)	$(51,932,723)	8,937,656	$55,060,719

*	Pioneer Floating Rate Fund (the “Predecessor Fund”) reorganized with the Fund effective May 2, 2025 (the “Reorganization”), after the end of the semi-annual reporting period. The Predecessor Fund is the accounting survivor of the Reorganization. In the Reorganization, shareholders holding Class A, Class C, and Class Y shares of the Predecessor Fund received Class A, Class C, and Class Y shares of the Fund, respectively.
The accompanying notes are an integral part of these financial statements.
Victory Pioneer Floating Rate Fund | Semi-Annual | 4/30/2531

Financial Highlights
	Six Months Ended 4/30/25 (unaudited)	Year Ended 10/31/24	Year Ended 10/31/23	Year Ended 10/31/22	Year Ended 10/31/21	Year Ended 10/31/20
Class A*
Net asset value, beginning of period	$6.11	$6.00	$6.00	$6.51	$6.28	$6.57
Increase (decrease) from investment operations:
Net investment income (loss) (a)	$0.22	$0.51	$0.53	$0.26	$0.19	$0.21
Net realized and unrealized gain (loss) on investments	(0.13)	0.14	0.02	(0.54)	0.26	(0.26)
Net increase (decrease) from investment operations	$0.09	$0.65	$0.55	$(0.28)	$0.45	$(0.05)
Distributions to shareholders:
Net investment income	$(0.24)	$(0.54)	$(0.55)	$(0.23)	$(0.22)	$(0.24)
Total distributions	$(0.24)	$(0.54)	$(0.55)	$(0.23)	$(0.22)	$(0.24)
Net increase (decrease) in net asset value	$(0.15)	$0.11	$—	$(0.51)	$0.23	$(0.29)
Net asset value, end of period	$5.96	$6.11	$6.00	$6.00	$6.51	$6.28
Total return (b)	1.39%(c)	11.25%	9.50%	(4.32)%	7.25%	(0.71)%
Ratio of net expenses to average net assets	1.05%(d)	1.05%	1.05%	1.05%	1.05%	1.12%
Ratio of net investment income (loss) to average net assets	7.22%(d)	8.44%	8.72%	4.20%	2.89%	3.31%
Portfolio turnover rate	53%(c)	64%	28%	45%	41%	45%
Net assets, end of period (in thousands)	$58,426	$69,110	$70,371	$84,071	$84,417	$69,248
Ratios with no waiver of fees and assumption of expenses by the Adviser and no reduction for fees paid indirectly:
Total expenses to average net assets	1.06%(d)	1.15%	1.30%	1.22%	1.26%	1.17%
Net investment income (loss) to average net assets	7.21%(d)	8.34%	8.47%	4.03%	2.68%	3.26%
*	Pioneer Floating Rate Fund (the “Predecessor Fund”) reorganized with the Fund effective May 2, 2025 (the “Reorganization”), after the end of the semi-annual reporting period. The Predecessor Fund is the accounting survivor of the Reorganization. In the Reorganization, shareholders holding Class A, Class C, and Class Y shares of the Predecessor Fund received Class A, Class C, and Class Y shares of the Fund, respectively.
(a)	The per-share data presented above is based on the average shares outstanding for the period presented.
(b)	Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charges. Total return would be reduced if sales charges were taken into account.
(c)	Not annualized.
(d)	Annualized.
The accompanying notes are an integral part of these financial statements.
32Victory Pioneer Floating Rate Fund | Semi-Annual | 4/30/25

	Six Months Ended 4/30/25 (unaudited)	Year Ended 10/31/24	Year Ended 10/31/23	Year Ended 10/31/22	Year Ended 10/31/21	Year Ended 10/31/20
Class C*
Net asset value, beginning of period	$6.16	$6.05	$6.05	$6.57	$6.34	$6.57
Increase (decrease) from investment operations:
Net investment income (loss) (a)	$0.20	$0.47	$0.48	$0.22	$0.14	$0.17
Net realized and unrealized gain (loss) on investments	(0.13)	0.14	0.03	(0.55)	0.26	(0.21)
Net increase (decrease) from investment operations	$0.07	$0.61	$0.51	$(0.33)	$0.40	$(0.04)
Distributions to shareholders:
Net investment income	$(0.21)	$(0.50)	$(0.51)	$(0.19)	$(0.17)	$(0.19)
Total distributions	$(0.21)	$(0.50)	$(0.51)	$(0.19)	$(0.17)	$(0.19)
Net increase (decrease) in net asset value	$(0.14)	$0.11	$—	$(0.52)	$0.23	$(0.23)
Net asset value, end of period	$6.02	$6.16	$6.05	$6.05	$6.57	$6.34
Total return (b)	1.20%(c)	10.36%	8.66%	(5.11)%	6.39%	(0.54)%
Ratio of net expenses to average net assets	1.79%(d)	1.82%	1.83%	1.79%	1.85%	1.80%
Ratio of net investment income (loss) to average net assets	6.47%(d)	7.67%	7.92%	3.42%	2.12%	2.63%
Portfolio turnover rate	53%(c)	64%	28%	45%	41%	45%
Net assets, end of period (in thousands)	$10,306	$9,219	$9,429	$12,520	$14,538	$21,352
Ratios with no waiver of fees and assumption of expenses by the Adviser and no reduction for fees paid indirectly:
Total expenses to average net assets	1.79%(d)	1.82%	1.88%	1.79%	1.86%	1.84%
Net investment income (loss) to average net assets	6.47%(d)	7.67%	7.87%	3.42%	2.11%	2.59%
*	Pioneer Floating Rate Fund (the “Predecessor Fund”) reorganized with the Fund effective May 2, 2025 (the “Reorganization”), after the end of the semi-annual reporting period. The Predecessor Fund is the accounting survivor of the Reorganization. In the Reorganization, shareholders holding Class A, Class C, and Class Y shares of the Predecessor Fund received Class A, Class C, and Class Y shares of the Fund, respectively.
(a)	The per-share data presented above is based on the average shares outstanding for the period presented.
(b)	Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charges. Total return would be reduced if sales charges were taken into account.
(c)	Not annualized.
(d)	Annualized.
The accompanying notes are an integral part of these financial statements.
Victory Pioneer Floating Rate Fund | Semi-Annual | 4/30/2533

Financial Highlights  (continued)
	Six Months Ended 4/30/25 (unaudited)	Year Ended 10/31/24	Year Ended 10/31/23	Year Ended 10/31/22	Year Ended 10/31/21	Year Ended 10/31/20
Class Y*
Net asset value, beginning of period	$6.17	$6.06	$6.05	$6.58	$6.34	$6.59
Increase (decrease) from investment operations:
Net investment income (loss) (a)	$0.23	$0.53	$0.55	$0.28	$0.21	$0.24
Net realized and unrealized gain (loss) on investments	(0.13)	0.14	0.03	(0.55)	0.27	(0.22)
Net increase (decrease) from investment operations	$0.10	$0.67	$0.58	$(0.27)	$0.48	$0.02
Distributions to shareholders:
Net investment income	$(0.25)	$(0.56)	$(0.57)	$(0.26)	$(0.24)	$(0.27)
Total distributions	$(0.25)	$(0.56)	$(0.57)	$(0.26)	$(0.24)	$(0.27)
Net increase (decrease) in net asset value	$(0.15)	$0.11	$0.01	$(0.53)	$0.24	$(0.25)
Net asset value, end of period	$6.02	$6.17	$6.06	$6.05	$6.58	$6.34
Total return (b)	1.57%(c)	11.55%	10.00%	(4.25)%	7.70%	0.31%
Ratio of net expenses to average net assets	0.75%(d)	0.75%	0.75%	0.75%	0.75%	0.71%
Ratio of net investment income (loss) to average net assets	7.51%(d)	8.70%	8.99%	4.39%	3.16%	3.71%
Portfolio turnover rate	53%(c)	64%	28%	45%	41%	45%
Net assets, end of period (in thousands)	$205,686	$264,055	$205,160	$302,184	$366,465	$205,324
Ratios with no waiver of fees and assumption of expenses by the Adviser and no reduction for fees paid indirectly:
Total expenses to average net assets	0.87%(d)	0.86%	0.90%	0.82%	0.81%	0.86%
Net investment income (loss) to average net assets	7.39%(d)	8.59%	8.84%	4.32%	3.10%	3.56%
*	Pioneer Floating Rate Fund (the “Predecessor Fund”) reorganized with the Fund effective May 2, 2025 (the “Reorganization”), after the end of the semi-annual reporting period. The Predecessor Fund is the accounting survivor of the Reorganization. In the Reorganization, shareholders holding Class A, Class C, and Class Y shares of the Predecessor Fund received Class A, Class C, and Class Y shares of the Fund, respectively.
(a)	The per-share data presented above is based on the average shares outstanding for the period presented.
(b)	Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of each period.
(c)	Not annualized.
(d)	Annualized.
The accompanying notes are an integral part of these financial statements.
34Victory Pioneer Floating Rate Fund | Semi-Annual | 4/30/25

Notes to Financial Statements  |  4/30/25
(unaudited)
1. Organization and Signiﬁcant Accounting Policies
Victory Pioneer Floating Rate Fund (the “Fund”) is one of 29 portfolios comprising Victory Portfolios IV (the “Trust”), a Delaware statutory trust. The Fund is registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as a diversified, open-end management investment company. The investment objective of the Fund is to produce a high level of current income.
The Fund, which commenced operations on May 2, 2025, is the successor to Pioneer Floating Rate Fund (the “Predecessor Fund”) and, accordingly, the Predecessor Fund’s performance and financial history have become the performance and financial history of the Fund. The Predecessor Fund transferred all of the net assets of Class A, Class C, and Class Y shares in exchange for the Fund’s Class A, Class C, and Class Y shares, respectively, on May 2, 2025 pursuant to an agreement and plan of reorganization (the “Reorganization”) which was approved by the shareholders of the Predecessor Fund on April 28, 2025. The Fund offers three classes of shares designated as Class A, Class C and Class Y shares. Class K shares did not have assets or shareholders as of April 30, 2025. Following the Reorganization, replaced Class K shares with Class R6 shares. Each class of shares represents an interest in the same portfolio of investments of the Fund and has identical rights (based on relative net asset values) to assets and liquidation proceeds. Share classes can bear different rates of class-specific fees and expenses, such as transfer agent and distribution fees. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different dividends from net investment income earned by each class. The Second Amended and Restated Trust Instrument gives the Board of Trustees the flexibility to specify either per-share voting or dollar-weighted voting when submitting matters for shareholder approval. Under per-share voting, each share of a class of the Fund is entitled to one vote. Under dollar-weighted voting, a shareholder’s voting power is determined not by the number of shares owned, but by the dollar value of the shares on the record date. Each share class has exclusive voting rights with respect to matters affecting only that class, including with respect to the distribution plan for that class. There is no distribution plan for Class Y shares.
Prior to April 1, 2025, Amundi Asset Management US, Inc., an indirect, wholly owned subsidiary of Amundi and Amundi’s wholly owned subsidiary, Amundi USA, Inc., served as the Fund’s investment adviser (“Amundi US”). Effective April 1, 2025, VictoryCapital Management Inc.
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(“Victory Capital” or the "Adviser") serves as the Fund’s investment adviser. See Note 10. Prior to April 1, 2025, Amundi Distributor US, Inc., an affiliate of Amundi US, served as the Fund’s distributor.  Effective April 1, 2025, Victory Capital Services, Inc. (the “Distributor”), an affiliate of the Adviser, serves as Distributor for the continuous offering of the shares of the Fund pursuant to a Distribution Agreement between the Distributor and the Trust and receives no fee or other compensation for these services.
The Fund is required to comply with Rule 18f-4 under the 1940 Act, which governs the use of derivatives by registered investment companies. Rule 18f-4 permits funds to enter into derivatives transactions (as defined in Rule 18f-4) and certain other transactions notwithstanding the restrictions on the issuance of “senior securities” under Section 18 of the 1940 Act. Rule 18f-4 requires a fund to establish and maintain a comprehensive derivatives risk management program, appoint a derivatives risk manager and comply with a relative or absolute limit on fund leverage risk calculated based on value-at-risk (“VaR”), unless the Fund uses derivatives in only a limited manner (a “limited derivatives user”). The Fund is currently a limited derivatives user for purposes of Rule 18f-4.
The Fund adopted Financial Accounting Standards Board Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (ASU 2023-07) during the period. The Fund’s adoption of the new standard impacted financial statement disclosures only and did not affect the Fund’s financial position or results of operations. The management committee of the Fund’s investment adviser acts as the Fund’s Chief Operations Decision Maker (CODM) who assesses performance and allocates resources with respect to the Fund. The Fund’s operations constitute a single operating segment and therefore, a single reportable segment, because the Fund has a single investment strategy as disclosed in its prospectus, against which the CODM manages the business activities using information of the Fund as a whole, and assesses performance of the Fund. The financial information provided to and reviewed by the CODM is the same as that presented within the Fund’s financial statements.
The Fund is an investment company and follows investment company accounting and reporting guidance under U.S. Generally Accepted Accounting Principles (“U.S. GAAP”). U.S. GAAP requires the management of the Fund to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the ﬁnancial statements, and the reported amounts of income, expenses and gain or loss on investments during the reporting period. Actual results could differ from those estimates.
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The following is a summary of signiﬁcant accounting policies followed by the Fund in the preparation of its ﬁnancial statements:
A.	Security Valuation
The net asset value of the Fund is computed once daily, on each day the New York Stock Exchange (“NYSE”) is open, as of the close of regular trading on the NYSE.
Loan interests are valued at the mean between the last available bid and asked prices from one or more brokers or dealers as obtained from Loan Pricing Corporation, an independent third party pricing service. If price information is not available from Loan Pricing Corporation, or if the price information is deemed to be unreliable, price information will be obtained from an alternative loan interest pricing service. If no reliable price quotes are available from either the primary or alternative pricing service, broker quotes will be solicited.
Fixed income securities are valued by using prices supplied by independent pricing services, which consider such factors as market prices, market events, quotations from one or more brokers, Treasury spreads, yields, maturities and ratings, or may use a pricing matrix or other fair value methods or techniques to provide an estimated value of the security or instrument. A pricing matrix is a means of valuing a debt security on the basis of current market prices for other debt securities, historical trading patterns in the market for fixed income securities and/or other factors. Non-U.S. debt securities that are listed on an exchange will be valued at the bid price obtained from an independent third party pricing service. When independent third party pricing services are unable to supply prices, or when prices or market quotations are considered to be unreliable, the value of that security may be determined using quotations from one or more broker-dealers.
Event-linked bonds are valued at the bid price obtained from an independent third party pricing service. Other insurance-linked securities (including reinsurance sidecars, collateralized reinsurance and industry loss warranties) may be valued at the bid price obtained from an independent pricing service, or through a third party using a pricing matrix, insurance valuation models, or other fair value methods or techniques to provide an estimated value of the instrument.
Swap contracts, including interest rate swaps, caps and floors (other than centrally cleared swap contracts), are valued at the dealer quotations obtained from reputable International Swap Dealers Association members. Centrally cleared swaps are valued at the daily settlement price provided by the central clearing counterparty.
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Shares of open-end registered investment companies (including money market mutual funds) are valued at such funds’ net asset value. Shares of funds that are listed on an exchange, including exchange-listed closed-end funds and exchange-traded funds (ETFs), are valued by using the last sale price on the principal exchange where they are traded.
Equity securities that have traded on an exchange are valued by using the last sale price on the principal exchange where they are traded. Equity securities that have not traded on the date of valuation, or securities for which sale prices are not available, generally are valued using the mean between the last bid and asked prices or, if both last bid and asked prices are not available, at the last quoted bid price. Last sale and bid and asked prices are provided by independent third party pricing services. In the case of equity securities not traded on an exchange, prices are typically determined by independent third party pricing services using a variety of techniques and methods.
The value of foreign securities is translated into U.S. dollars based on foreign currency exchange rate quotations supplied by a third party pricing source. Trading in non-U.S. equity securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund’s shares are determined as of such times. The Adviser may use a fair value model developed by an independent pricing service to value non-U.S. equity securities.
Shares of open-end registered investment companies (including money market mutual funds) are valued at such funds’ net asset value.
Securities or loan interests for which independent pricing services or broker-dealers are unable to supply prices or for which market prices and/or quotations are not readily available or are considered to be unreliable are valued by a fair valuation team comprised of certain personnel of the Adviser. The Fund’s investment adviser is designated as the valuation designee for the Fund pursuant to Rule 2a-5 under the 1940 Act. The Adviser’s fair valuation team is responsible for monitoring developments that may impact fair valued securities.
Inputs used when applying fair value methods to value a security may include credit ratings, the financial condition of the company, current market conditions and comparable securities. The Adviser may use fair value methods if it is determined that a significant event has occurred after the close of the exchange or market on which the security trades and prior to the determination of the Fund’s net asset value. Examples of a significant event might include political or economic news, corporate restructurings, natural disasters, terrorist activity, tariffs or
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trading halts. Thus, the valuation of the Fund’s securities may differ significantly from exchange prices, and such differences could be material.
B.	Investment Income and Transactions
Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities where the ex-dividend date may have passed are recorded as soon as the Fund becomes aware of the ex-dividend data in the exercise of reasonable diligence.
Interest income, including interest on income-bearing cash accounts, is recorded on the accrual basis. Dividend and interest income are reported net of unrecoverable foreign taxes withheld at the applicable country rates and net of income accrued on defaulted securities.
Interest and dividend income payable by delivery of additional shares is reclassified as PIK (payment-in-kind) income upon receipt and is included in interest and dividend income, respectively.
Principal amounts of mortgage-backed securities are adjusted for monthly paydowns. Premiums and discounts related to certain mortgage-backed securities are amortized or accreted in proportion to the monthly paydowns. All discounts/premiums on purchase prices of debt securities are accreted/amortized for financial reporting purposes over the life of the respective securities, and such accretion/amortization is included in interest income.
Security transactions are recorded as of trade date. Gains and losses on sales of investments are calculated on the identified cost method for both financial reporting and federal income tax purposes.
C.	Foreign Currency Translation
The books and records of the Fund are maintained in U.S. dollars. Amounts denominated in foreign currencies are translated into U.S. dollars using current exchange rates.
Net realized gains and losses on foreign currency transactions, if any, represent, among other things, the net realized gains and losses on foreign currency exchange contracts, disposition of foreign currencies and the difference between the amount of income accrued and the U.S. dollars actually received. Further, the effects of changes in foreign currency exchange rates on investments are not segregated on the Statement of Operations from the effects of changes in the market prices of those securities, but are included with the net realized and unrealized gain or loss on investments.
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D.	Federal Income Taxes
It is the Fund’s policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its net taxable income and net realized capital gains, if any, to its shareholders. Therefore, no provision for federal income taxes is required. As of April 30, 2025, the Fund did not accrue any interest or penalties with respect to uncertain tax positions, which, if applicable, would be recorded as an income tax expense on the Statement of Operations. Tax returns filed within the prior three years remain subject to examination by federal and state tax authorities.
The amount and character of income and capital gain distributions to shareholders are determined in accordance with federal income tax rules, which may differ from U.S. GAAP. Distributions in excess of net investment income or net realized gains are temporary over distributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes. Capital accounts within the financial statements are adjusted for permanent book/tax differences to reflect tax character, but are not adjusted for temporary differences.
A portion of the dividend income recorded by the Fund is from distributions by publicly traded real estate investment trusts (“REITs”), and such distributions for tax purposes may also consist of capital gains and return of capital. The actual return of capital and capital gains portions of such distributions will be determined by formal notifications from the REITs subsequent to the calendar year-end. Distributions received from the REITs that are determined to be a return of capital are recorded by the Fund as a reduction of the cost basis of the securities held and those determined to be capital gain are reflected as such on the Statement of Operations.
The tax character of current year distributions payable will be determined at the end of the current taxable year. The tax character of distributions paid during the year ended October 31, 2024 was as follows:
2024
Distributions paid from:
Ordinary income	$27,838,123
Total	$27,838,123
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The following shows the components of distributable earnings (losses) on a federal income tax basis at October 31, 2024:
2024
Distributable earnings/(losses):
Undistributed ordinary income	$1,338,348
Capital loss carryforward	(91,080,913)
Other book/tax temporary differences	(364,683)
Net unrealized depreciation	(4,466,693)
Total	$(94,573,941)
The difference between book-basis and tax-basis net unrealized depreciation is attributable to the tax deferral of losses on wash sales, adjustments relating to event linked bonds, basis adjustments on defaulted securities, mark-to-market of foreign currency contracts, and the tax treatment of premium and amortization.
E.	Fund Shares
The Fund records sales and repurchases of its shares as of trade date. Amundi Distributors US, Inc., the Predecessor Fund's distributor, and the earned $1,552 in underwriting commissions on the sale of Class A shares during the six months ended April 30, 2025.
F.	Class Allocations
Income, common expenses and realized and unrealized gains and losses are calculated at the Fund level and allocated daily to each class of shares based on its respective percentage of adjusted net assets at the beginning of the day.
Distribution fees are calculated based on the average daily net asset value attributable to Class A and Class C shares of the Fund, respectively (see Note 5). Class Y shares of the Predecessor Fund did not pay distribution fees. All expenses and fees paid to the Fund’s transfer agent for its services are allocated among the classes of shares based on the number of accounts in each class and the ratable allocation of related out-of-pocket expenses (see Note 4).
The Fund declares as daily dividends substantially all of its net investment income. All dividends are paid on a monthly basis. Short-term capital gain distributions, if any, may be declared with the daily dividends.
During the periods covered by these financial statements, distributions to shareholders were recorded as of the ex-dividend date. During the periods covered by these financial statements, distributions paid by the Fund with respect to each class of shares were calculated in the same
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manner and at the same time, except that net investment income dividends to Class A, Class C and Class Y shares can reflect different transfer agent and distribution expense rates.
G.	Risks
The value of securities held by the Fund may go up or down, sometimes rapidly or unpredictably, due to general market conditions, such as real or perceived adverse economic, political or regulatory conditions, recessions, the spread of infectious illness or other public health issues, inflation, changes in interest rates, armed conflict such as between Russia and Ukraine or in the Middle East, sanctions against Russia, other nations or individuals or companies and possible countermeasures, lack of liquidity in the bond markets or adverse investor sentiment. In the past several years, financial markets have experienced increased volatility, depressed valuations, decreased liquidity and heightened uncertainty. These conditions may continue, recur, worsen or spread. Inflation and interest rates may increase. These circumstances could adversely affect the value and liquidity of the Fund’s investments and negatively impact the Fund’s performance.
Some sectors of the economy and individual issuers have experienced or may experience particularly large losses. Periods of extreme volatility in the financial markets, reduced liquidity of many instruments, increased government debt, inflation, and disruptions to supply chains, consumer demand and employee availability, may continue for some time. Following Russia’s invasion of Ukraine, Russian securities lost all, or nearly all, their market value. Other securities or markets could be similarly affected by past or future political, geopolitical or other events or conditions.
Governments and central banks, including the U.S. Federal Reserve, have taken extraordinary and unprecedented actions to support local and global economies and the financial markets. These actions have resulted in significant expansion of public debt, including in the U.S. The consequences of high public debt, including its future impact on the economy and securities markets, may not be known for some time.
The U.S. and other countries are periodically involved in disputes over trade and other matters, which may result in tariffs, investment restrictions and adverse impacts on affected companies and securities. For example, the U.S. has imposed tariffs and other trade barriers on Chinese exports, has restricted sales of certain categories of goods to China, and has established barriers to investments in China. Trade disputes may adversely affect the economies of the U.S. and its trading partners, as well as companies directly or indirectly affected and
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financial markets generally. If the political climate between the U.S. and China does not improve or continues to deteriorate, if China enters into military conflict with Taiwan, the Philippines or another neighbor, or if other geopolitical conflicts develop or get worse, economies, markets and individual securities may be severely affected both regionally and globally, and the value of the Fund’s assets may go down.
At times, the Fund’s investments may represent industries or industry sectors that are interrelated or have common risks, making the Fund more susceptible to any economic, political, or regulatory developments or other risks affecting those industries and sectors.
The Fund’s investments in foreign markets and countries with limited developing markets may subject the Fund to a greater degree of risk than investments in a developed market. These risks include disruptive political or economic conditions, military conflicts and sanctions, terrorism, sustained economic downturns, financial instability, less liquid trading markets, extreme price volatility, currency risks, reduction of government or central bank support, inadequate accounting standards, tariffs, tax disputes or other tax burdens, nationalization or expropriation of assets and the imposition of adverse governmental laws, arbitrary application of laws and regulations or lack of rule of law and investment and repatriation restrictions. Lack of information and less market regulation also may affect the value of these securities. Withholding and other non-U.S. taxes may decrease the Fund’s return. Non-U.S. issuers may be located in parts of the world that have historically been prone to natural disasters. Investing in depositary receipts is subject to many of the same risks as investing directly in non-U.S. issuers. Depositary receipts may involve higher expenses and may trade at a discount (or premium) to the underlying security.
Russia launched a large-scale invasion of Ukraine on February 24, 2022. In response to the military action by Russia, various countries, including the U.S., the United Kingdom, and European Union issued broad-ranging economic sanctions against Russia and Belarus and certain companies and individuals. Since then, Russian securities lost all, or nearly all, their market value, and many other issuers, securities and markets have been adversely affected. The United States and other countries may impose sanctions on other countries, companies and individuals in light of Russia’s military invasion. The extent and duration of the military action or future escalation of such hostilities, the extent and impact of existing and future sanctions, market disruptions and volatility, and the result of any diplomatic negotiations cannot be predicted. These and any related events could have a significant impact on the value and liquidity of certain Fund investments, on Fund performance and the value of an
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investment in the Fund, particularly with respect to securities and commodities, such as oil, natural gas and food commodities, as well as other sectors with exposure to Russian issuers or issuers in other countries affected by the invasion, and are likely to have collateral impacts on market sectors globally.
The Fund invests primarily in floating rate loans and other floating rate investments. Floating rate loans typically are rated below investment grade. Debt securities rated below-investment-grade are commonly referred to as “junk bonds” and are considered speculative with respect to the issuer’s capacity to pay interest and repay principal. Below investment grade securities, including floating rate loans, involve greater risk of loss, are subject to greater price volatility, and may be less liquid and more difficult to value, especially during periods of economic uncertainty or change, than higher rated debt securities.
Certain securities in which the Fund invests, including floating rate loans, once sold, may not settle for an extended period (for example, several weeks or even longer). The Fund will not receive its sale proceeds until that time, which may constrain the Fund’s ability to meet its obligations. The Fund may invest in securities of issuers that are in default or that are in bankruptcy. The value of collateral, if any, securing a floating rate loan can decline or may be insufficient to meet the issuer’s obligations or may be difficult to liquidate. No active trading market may exist for many floating rate loans, and many loans are subject to restrictions on resale. Any secondary market may be subject to irregular trading activity and extended settlement periods. There is less readily available, reliable information about most floating rate loans than is the case for many other types of securities. Normally, the Adviser will seek to avoid receiving material, nonpublic information about the issuer of a loan either held by, or considered for investment by, the Fund, and this decision could adversely affect the Fund’s investment performance. Loans may not be considered “securities,” and purchasers, such as the Fund, therefore may not be entitled to rely on the anti-fraud protections afforded by federal securities laws. The Fund’s investments in certain foreign markets or countries with limited developing markets may subject the Fund to a greater degree of risk than in a developed market. These risks include disruptive political or economic conditions and the possible imposition of adverse governmental laws or currency exchange restrictions.
The Fund’s investments, payment obligations and financing terms may be based on floating rates, such as LIBOR (London Interbank Offered Rate) or SOFR (Secured Overnight Financing Rate). ICE Benchmark Administration, the administrator of LIBOR, has ceased publication of
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most LIBOR settings on a representative basis. Actions by regulators have resulted in the establishment of alternative reference rates to LIBOR in most major currencies. In the U.S., a common benchmark replacement is based on the SOFR published by the Federal Reserve Bank of New York, including certain spread adjustments and benchmark replacement conforming changes, although other benchmark replacements (without or without spread adjustments) may be used in certain transactions. The impact of the transition from LIBOR on the Fund’s transactions and financial markets generally cannot yet be determined. The transition away from LIBOR may lead to increased volatility and illiquidity in markets for instruments that have relied on LIBOR and may adversely affect the Fund’s performance.
The market prices of the Fund’s fixed income securities may fluctuate significantly when interest rates change. The value of your investment will generally go down when interest rates rise. A rise in rates tends to have a greater impact on the prices of longer term or duration securities. For example, if interest rates increase by 1%, the value of a Fund’s portfolio with a portfolio duration of ten years would be expected to decrease by 10%, all other things being equal. A general rise in interest rates could adversely affect the price and liquidity of fixed income securities. The maturity of a security may be significantly longer than its effective duration. A security’s maturity and other features may be more relevant than its effective duration in determining the security’s sensitivity to other factors affecting the issuer or markets generally, such as changes in credit quality or in the yield premium that the market may establish for certain types of securities (sometimes called “credit spread”). In general, the longer its maturity the more a security may be susceptible to these factors. When the credit spread for a fixed income security goes up, or “widens”, the value of the security will generally go down.
If an issuer or guarantor of a security held by the Fund or a counterparty to a financial contract with the Fund defaults on its obligation to pay principal and/or interest, has its credit rating downgraded or is perceived to be less creditworthy, or the credit quality or value of any underlying assets declines, the value of your investment will typically decline. Changes in actual or perceived creditworthiness may occur quickly. The Fund could be delayed or hindered in its enforcement of rights against an issuer, guarantor or counterparty.
With the increased use of technologies such as the Internet to conduct business, the Fund is susceptible to operational, information security and related risks. While the Fund’s investment adviser has established business continuity plans in the event of, and risk management systems
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to prevent, limit or mitigate, such cyber-attacks, there are inherent limitations in such plans and systems, including the possibility that certain risks have not been identified. Furthermore, the Fund cannot control the cybersecurity plans and systems put in place by service providers to the Fund such as the Fund’s custodian and accounting agent, and the Fund’s transfer agent. In addition, many beneficial owners of Fund shares hold them through accounts at broker-dealers, retirement platforms and other financial market participants over which neither the Fund nor the Adviser exercises control. Each of these may in turn rely on service providers to them, which are also subject to the risk of cyber-attacks. Cybersecurity failures or breaches at the Adviser or the Fund’s service providers or intermediaries have the ability to cause disruptions and impact business operations, potentially resulting in financial losses, interference with the Fund’s ability to calculate its net asset value, impediments to trading, the inability of Fund shareholders to effect share purchases, redemptions or exchanges or receive distributions, loss of or unauthorized access to private shareholder information and violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, or additional compliance costs. Such costs and losses may not be covered under any insurance. In addition, maintaining vigilance against cyber-attacks may involve substantial costs over time, and system enhancements may themselves be subject to cyber-attacks.
The Fund’s prospectus contains unaudited information regarding the Fund’s principal risks. Please refer to that document when considering the Fund’s principal risks.
H.	Restricted Securities
Restricted Securities are subject to legal or contractual restrictions on resale. Restricted securities generally are resold in transactions exempt from registration under the Securities Act of 1933. Private placement securities are generally considered to be restricted except for those securities traded between qualiﬁed institutional investors under the provisions of Rule 144A of the Securities Act of 1933.
Disposal of restricted investments may involve negotiations and expenses, and prompt sale at an acceptable price may be difﬁcult to achieve. Restricted investments held by the Fund at April 30, 2025 are listed in the Schedule of Investments.
I.	Insurance-Linked Securities (“ILS”)
The Fund invests in ILS. The Fund could lose a portion or all of the principal it has invested in an ILS, and the right to additional interest or
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dividend payments with respect to the security, upon the occurrence of one or more trigger events, as deﬁned within the terms of an insurance-linked security. Trigger events, generally, are hurricanes, earthquakes, or other natural events of a speciﬁc size or magnitude that occur in a designated geographic region during a speciﬁed time period, and/or that involve losses or other metrics that exceed a speciﬁc amount. There is no way to accurately predict whether a trigger event will occur, and accordingly, ILS carry signiﬁcant risk. The Fund is entitled to receive principal, and interest and/or dividend payments so long as no trigger event occurs of the description and magnitude speciﬁed by the instrument. In addition to the speciﬁed trigger events, ILS may expose the Fund to other risks, including but not limited to issuer (credit) default, adverse regulatory or jurisdictional interpretations and adverse tax consequences.
The Fund’s investments in ILS may include event-linked bonds. ILS also may include special purpose vehicles (“SPVs”) or similar instruments structured to comprise a portion of a reinsurer’s catastrophe-oriented business, known as quota share instruments (sometimes referred to as reinsurance sidecars), or to provide reinsurance relating to speciﬁc risks to insurance or reinsurance companies through a collateralized instrument, known as collateralized reinsurance. Structured reinsurance investments also may include industry loss warranties (“ILWs”). A traditional ILW takes the form of a bilateral reinsurance contract, but there are also products that take the form of derivatives, collateralized structures, or exchange-traded instruments.
Where the ILS are based on the performance of underlying reinsurance contracts, the Fund has limited transparency into the individual underlying contracts, and therefore must rely upon the risk assessment and sound underwriting practices of the issuer. Accordingly, it may be more difficult for the Adviser to fully evaluate the underlying risk profile of the Fund’s structured reinsurance investments, and therefore the Fund’s assets are placed at greater risk of loss than if the Adviser had more complete information. Structured reinsurance instruments generally will be considered illiquid securities by the Fund. These securities may be difficult to purchase, sell or unwind. Illiquid securities also may be difficult to value. If the Fund is forced to sell an illiquid asset, the Fund may be forced to sell at a loss.
J.	Forward Foreign Currency Exchange Contracts
The Fund may enter into forward foreign currency exchange contracts (“contracts”) for the purchase or sale of a specific foreign currency at a fixed price on a future date. All contracts are marked-to-market daily at
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the applicable exchange rates, and any resulting unrealized appreciation or depreciation is recorded in the Fund’s financial statements. The Fund records realized gains and losses at the time a contract is offset by entry into a closing transaction or extinguished by delivery of the currency. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of the contract and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar (see Note 8).
During the six months ended April 30, 2025, the Fund had entered into various forward foreign currency exchange contracts that obligated the Fund to deliver or take delivery of currencies at specified future maturity dates. Alternatively, prior to the settlement date of a forward foreign currency exchange contract, the Fund may close out such contract by entering into an offsetting contract.
The average market value of forward foreign currency exchange contracts open during the six months ended April 30, 2025 was $291,221 and $1,040,090 for buys and sells, respectively. Open forward foreign currency exchange contracts outstanding at April 30, 2025 are listed in the Schedule of Investments.
2. Investment Advisory Agreement
The Adviser manages the Fund’s portfolio. Management fees payable under the Fund’s Investment Management Agreement with the Adviser are calculated daily and paid monthly at the annual rate of 0.60% of the Fund’s average daily net assets up to $500 million, 0.55% of the next $1.5 billion of the Fund’s average daily net assets, and 0.50% of the Fund’s average daily net assets over $2 billion. Prior to the Reorganization, Amundi Asset Management US, Inc. (“Amundi US”) served as the investment adviser of the Predecessor Fund. Under an investment management agreement with Amundi US, the Predecessor Fund paid management fees at the annual rate of 0.60% of the Fund’s average daily net assets up to $500 million, 0.55% of the next $1.5 billion of the Fund’s average daily net assets, and 0.50% of the Fund’s average daily net assets over $2 billion. For the six months ended April 30, 2025, the effective management fee (excluding waivers and/or assumption of expenses) was equivalent to 0.60% (annualized) of the Fund’s average daily net assets.
The Adviser has contractually agreed to waive its management fee and/or reimburse expenses so that the total annual fund operating expenses (excluding certain items such as interest, taxes, and brokerage commissions) do not exceed 1.05%, 1.82%, 0.75% and 0.75% of the Fund's Class A, Class C, Class R6, and Class Y shares, respectively. These expense limitations are in effect through April 1, 2028. The Adviser is permitted to
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recoup advisory fees waived and expenses reimbursed for up to two years after the date of the waiver or reimbursement, subject to the lesser of any operating expense limits in effect at the time of (a) the original waiver or expense reimbursement; or(b) the recoupment, after giving effect to the recoupment amount. This agreement may only be terminated by the Fund's Board of Trustees. There can be no assurance that the Adviser will extend the expense limitation agreement for a class of shares beyond the date referred to above.
Prior to the Reorganization, Amundi US contractually agreed to limit ordinary operating expenses (ordinary operating expenses means all fund expenses other than taxes, brokerage commissions, acquired fund fees and expenses and extraordinary expenses, such as litigation) to the extent required to reduce fund expenses to 1.05%, 0.90% and 0.75% of the average daily net assets attributable to Class A, Class K and Class Y shares, respectively. These expense limitations were in effect during the six months ended April 30, 2025.  Fees waived and expenses reimbursed during the six months ended April 30, 2025 are reflected on the Statement of Operations.
In addition, under the management and administration agreements, certain other services and costs, including accounting, regulatory reporting and insurance premiums, are paid by the Fund as administrative reimbursements Reflected on the Statement of Assets and Liabilities is $144,232 in management fees payable to the Adviser at April 30, 2025.
3. Compensation of Officers and Trustees
The Fund pays an annual fee to its Trustees. Except for the chief compliance officer, the Fund does not pay any salary or other compensation to its officers. The Fund pays a portion of the chief compliance officer’s compensation for his services as the Fund’s chief compliance officer. The Adviser pays the remaining portion of the chief compliance officer’s compensation. For the six months ended April 30,2025, the Predecessor Fund paid $6,366 in Officers’ and Trustees’ compensation, which is reflected on the Statement of Operations as Officers’ and Trustees’ fees. At April 30, 2025, on its Statement of Assets and Liabilities, the Fund had a payable for Trustees’ fees of $969 and a payable for administrative expenses of $18,923, which includes the payable for Officers’ compensation.
4. Transfer Agent
BNY Mellon Investment Servicing (US) Inc. serves as the transfer agent to the Fund at negotiated rates. Transfer agent fees and payables shown on the Statement of Operations and the Statement of Assets and Liabilities,
Victory Pioneer Floating Rate Fund | Semi-Annual | 4/30/2549

respectively, include sub-transfer agent expenses incurred through the Predecessor Fund’s omnibus relationship contracts.
In addition, during the periods covered by the financial statements the Fund and the Predecessor Fund reimbursed the transfer agent for out-of-pocket expenses incurred by the transfer agent related to shareholder communications activities such as proxy and statement mailings, and outgoing phone calls. For the six months ended April 30, 2025, such out-of-pocket expenses by class of shares were as follows:
Shareholder Communications:
Class A	$2,436
Class C	193
Class Y	10,054
Total	$12,683
5. Distribution Plan
The Fund has adopted a distribution plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act with respect to its Class A and Class C shares. Pursuant to the Plan, the Fund pays the Distributor 0.25% of the average daily net assets attributable to Class A shares as compensation for personal services and/or account maintenance services or distribution services with regard to Class A shares. Pursuant to the Plan, the Fund also pays the Distributor 1.00% of the average daily net assets attributable to Class C shares. The fee for Class C shares consists of a 0.25% service fee and a 0.75% distribution fee paid as compensation for personal services and/or account maintenance services or distribution services with regard to Class C shares. Reflected on the Statement of Assets and Liabilities is $10,357 in distribution fees payable to Amundi Distributor US Inc., the Predecessor Fund's Distributor at April 30, 2025.
In addition, redemptions of Class A and Class C shares may be subject to a contingent deferred sales charge (“CDSC”). A CDSC of 1.00% may be imposed on redemptions of certain net asset value purchases of Class A shares within 12 months of purchase. Redemptions of Class C shares within 12 months of purchase are subject to a CDSC of 1.00%, based on the lower of cost or market value of shares being redeemed. Shares purchased as part of an exchange remain subject to any CDSC that applied to the original purchase of those shares. There is no CDSC for Class Y shares. Proceeds from the CDSCs are paid to the Distributor. For the six months ended April 30, 2025, CDSCs in the amount of $1,474 were paid to Amundi Distributor US, Inc, the Predecessor Fund’s distributor.
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6. Line of Credit Facility
During the periods covered by these financial statements, the Predecessor Fund participated in a committed, unsecured revolving line of credit (“credit facility”). Borrowings were used solely for temporary or emergency purposes. Under the credit facility, the Predecessor Fund was permitted to borrow up to the lesser of the amount available under the credit facility or the limits set for borrowing by the Predecessor Fund’s prospectus and the 1940 Act. The Predecessor Fund participated in a credit facility in the amount of $250 million. The commitment fee with respect to the credit facility was 0.20% of the daily unused portion of each lender’s commitment. For the six months ended April 30, 2025, the Predecessor Fund had no borrowings under the credit facility.
7. Master Netting Agreements
The Fund has entered into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with substantially all of its derivative counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs the trading of certain Over the Counter (“OTC”) derivatives and typically contains, among other things, close-out and set- off provisions which apply upon the occurrence of an event of default and/or a termination event as deﬁned under the relevant ISDA Master Agreement. The ISDA Master Agreement may also give a party the right to terminate all transactions traded under such agreement if, among other things, there is deterioration in the credit quality of the other party.
Upon an event of default or a termination of the ISDA Master Agreement, the non-defaulting party has the right to close-out all transactions under such agreement and to net amounts owed under each transaction to determine one net amount payable by one party to the other. The right to close out and net payments across all transactions under the ISDA Master Agreement could result in a reduction of the Fund’s credit risk to its counterparty equal to any amounts payable by the Fund under the applicable transactions, if any. However, the Fund’s right to set-off may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which each speciﬁc ISDA Master Agreement of each counterparty is subject.
The collateral requirements for derivatives transactions under an ISDA Master Agreement are governed by a credit support annex to the ISDA Master Agreement. Collateral requirements are generally determined at the close of business each day and are typically based on changes in market values for each transaction under an ISDA Master Agreement and netted into one amount for such agreement. Generally, the amount of collateral
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due from or to a counterparty is subject to threshold (a “minimum transfer amount”) before a transfer is required, which may vary by counterparty. Collateral pledged for the beneﬁt of the Fund and/or counterparty is held in segregated accounts by the Fund’s custodian and cannot be sold, re- pledged, assigned or otherwise used while pledged. Cash that has been segregated to cover the Fund’s collateral obligations, if any, will be reported separately on the Statement of Assets and Liabilities as “Swaps collateral”. Securities pledged by the Fund as collateral, if any, are identiﬁed as such in the Schedule of Investments.
Financial instruments subject to an enforceable master netting agreement, such as an ISDA Master Agreement, have been offset on the Statement of Assets and Liabilities. The following charts show gross liabilities of the Fund as of April 30, 2025.
Counterparty	Derivative Liabilities Subject to Master Netting Agreement	Derivatives Available for Offset	Non-Cash Collateral Pledged(a)	Cash Collateral Pledged(a)	Net Amount of Derivative Liabilities(b)
State Street Bank & Trust Co.	$19,222	$—	$—	$—	$19,222
Total	$19,222	$—	$—	$—	$19,222

(a)	The amount presented here may be less than the total amount of collateral received/pledged, as the net amount of derivative assets and liabilities cannot be less than $0.
(b)	Represents the net amount payable to the counterparty in the event of default.
8. Additional Disclosures about Derivative Instruments and Hedging Activities
The Fund’s use of derivatives may enhance or mitigate the Fund’s exposure to the following risks:
Interest rate risk relates to the ﬂuctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.
Credit risk relates to the ability of the issuer of a ﬁnancial instrument to make further principal or interest payments on an obligation or commitment that it has to the Fund.
Foreign exchange rate risk relates to ﬂuctuations in the value of an asset or liability due to changes in currency exchange rates.
Equity risk relates to the ﬂuctuations in the value of ﬁnancial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange rate risk), whether caused by factors
52Victory Pioneer Floating Rate Fund | Semi-Annual | 4/30/25

speciﬁc to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.
Commodity risk relates to the risk that the value of a commodity or commodity index will ﬂuctuate based on increases or decreases in the commodities market and factors speciﬁc to a particular industry or commodity.
The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at April 30, 2025, was as follows:
Statement of Assets and Liabilities	Interest Rate Risk	Credit Risk	Foreign Exchange Rate Risk	Equity Risk	Commodity Risk
Liabilities
Unrealized depreciation on forward foreign currency exchange contracts	$—	$—	$19,222	$—	$—
Total Value	$—	$—	$19,222	$—	$—
The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations by risk exposure at April 30, 2025, was as follows:
Statement of Operations	Interest Rate Risk	Credit Risk	Foreign Exchange Rate Risk	Equity Risk	Commodity Risk
Net Realized Gain (Loss) on
Forward foreign currency exchange contracts	$—	$—	$44,915	$—	$—
Total Value	$—	$—	$44,915	$—	$—
Change in Net Unrealized Appreciation (Depreciation) on
Forward foreign currency exchange contracts	$—	$—	$(73,125)	$—	$—
Total Value	$—	$—	$(73,125)	$—	$—
9. Unfunded Loan Commitments
The Fund may enter into unfunded loan commitments. Unfunded loan commitments may be partially or wholly unfunded. During the contractual period, the Fund is obliged to provide funding to the borrower upon demand. A fee is earned by the Fund on the unfunded loan commitment and is recorded as interest income on the Statement of Operations. Unfunded loan commitments are fair valued in accordance with the valuation policy described in Note 1A and unrealized appreciation or depreciation, if any, is recorded on the Statement of Assets and Liabilities.
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As of April 30, 2025, the Fund had the following unfunded loan commitments outstanding:
Loan	Principal	Cost	Value	Unrealized Appreciation (Depreciation)
Hanger, Inc., Delayed Draw Term Loan	$216,277	$215,895	$216,277	$382
Jupiter Buyer, Inc., Initial Delayed Draw Term Loan	136,655	136,005	136,527	522
Total Value	$352,932	$351,900	$352,804	$904
10. Subsequent Event
On May 2, 2025 (the “Closing Date”), the Predecessor Fund was reorganized with the Fund (the “Reorganization”). The purpose of this transaction was to combine two funds with similar investment objectives and strategies.
This tax-free Reorganization was accomplished by exchanging the assets and liabilities of the Predecessor Fund for shares of the Fund. Shareholders holding Class A, Class C, Class K and Class Y shares of the Predecessor Fund received Class A, Class C, Class R6 and Class Y shares of the Fund, respectively, in the Reorganization. The investment portfolio of the Predecessor Fund, with an aggregate value of $263,575,047 and an identified cost of $272,866,068 at May 2, 2025, was the principal asset acquired by the Fund.
The Predecessor Fund was the accounting survivor of the Reorganization. Accordingly, the Predecessor Fund’s  performance and financial history have become the performance and financial history of the Fund.
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Approval of Renewal of Investment Management Agreement
Victory Capital Management Inc. (“Victory Capital”) serves as the investment adviser to Victory Pioneer Floating Rate Fund (the “Fund”) pursuant to an investment advisory agreement between Victory Capital and the Fund (the “Investment Advisory Agreement”).
The Fund is newly-organized and was established in connection with the reorganization of Pioneer Floating Rate Fund (the “Predecessor Fund”) into the Fund (the “Reorganization”).  The Predecessor Fund and the Fund entered into the Reorganization in connection with the contribution of Amundi Asset Management US, Inc. (“Amundi US”), the Predecessor Fund’s investment adviser, to Victory Capital Holdings, Inc. (“Victory Capital Holdings”), the parent company of Victory Capital (the “Transaction”).  The Reorganization was approved by shareholders of the Predecessor Fund at a meeting held on April 28, 2025 and was consummated on May 2, 2025.
The Trustees of the Fund, including all of the Independent Trustees, met to consider the Investment Advisory Agreement at an in-person meeting held on December 16, 2024.  The Independent Trustees also served on the Board of Trustees of the Predecessor Fund.
To assist the Trustees in their consideration of the Investment Advisory Agreement, Victory Capital provided extensive information to the Trustees regarding the Reorganization, the Transaction and the investment advisory services to be provided by Victory Capital under the Investment Advisory Agreement.  Before and during the December 16, 2024 meeting, the Trustees sought additional information as they deemed necessary and appropriate.  In connection with their consideration of the Investment Advisory Agreement, the Independent Trustees worked with their independent legal counsel to prepare requests for additional information that were submitted to Victory Capital and Amundi US. The Trustees’ requests for information sought information relevant to the Trustees’ consideration of the Investment Advisory Agreement and anticipated impacts of the Reorganization and the Transaction on the Fund and its shareholders.  The Independent Trustees met with senior management representatives of Victory Capital and Amundi US on numerous occasions to discuss various aspects of the Reorganization and the Transaction, to review information provided to assist the Independent Trustees in their consideration of the Investment Advisory Agreement, the Reorganization and the Transaction, and to make supplemental due diligence requests for additional information from Victory Capital and Amundi US with respect to the Investment Advisory Agreement, the Reorganization and the
Victory Pioneer Floating Rate Fund | Semi-Annual | 4/30/2555

Transaction. Victory Capital and Amundi US provided documents and information in response to the requests from the Independent Trustees, as well as made presentations to, and responded to questions from, the Independent Trustees.
Prior to voting on the Investment Advisory Agreement, the Independent Trustees reviewed the Reorganization, the Transaction and the Investment Advisory Agreement with representatives of Amundi US and Victory Capital, counsel to the Fund and counsel to the Independent Trustees.  The Independent Trustees also reviewed the Reorganization, the Transaction and the Investment Advisory Agreement with their independent legal counsel in private sessions at which no representatives of Amundi US, Victory Capital or counsel to the Fund were present.
The Trustees’ evaluation of the Investment Advisory Agreement reflected information provided specifically in connection with their review of the Investment Advisory Agreement, as well as, where relevant, information that was previously furnished to the Independent Trustees in connection with the renewal of the Predecessor Fund’s investment advisory agreement with Amundi US (the “Predecessor Fund Investment Advisory Agreement”) at an in-person meeting of the Predecessor Fund’s Board of Trustees held on September 17, 2024 and at other meetings of the Predecessor Fund’s Board of Trustees throughout the prior year.
Among other things, the Trustees considered:
(i)    that, in the Transaction, Amundi US would be combined into Victory Capital Holdings in exchange for shares of Victory Capital Holdings issued to Amundi Asset Management S.A.S. (“Amundi”), the parent company of Amundi US, without Amundi becoming a controlling stockholder of Victory Capital Holdings, and that Victory Capital Holdings and Amundi would establish a long-term reciprocal distribution partnership;
(ii)    representations by Victory Capital regarding the reputation, experience, financial strength and resources of Victory Capital and its investment franchises;
(iii)    that Victory Capital informed the Trustees that the portfolio managers of the Predecessor Fund were expected to continue to act as portfolio managers of the Fund following the consummation of the Reorganization as members of Pioneer Investments, a planned Victory Capital investment franchise, managing the Fund using the same investment approach under which the Predecessor Fund was managed, and the Trustees considered the historical investment performance record of the Predecessor Fund under such investment approach;
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(iv)    the non-investment resources, infrastructure and personnel of Victory Capital that would be involved in Victory Capital’s services to the Fund, including Victory Capital’s legal and operational structure, risk management, administrative, legal, compliance and cybersecurity functions;
(v)    Victory Capital’s distribution capabilities, including its significant network of intermediary relationships, which may provide additional opportunities for the Fund to grow assets and lower fees and expenses through increased economies of scale;
(vi)    Victory Capital’s broad distribution network and a large fund family of Victory Funds may also provide opportunities for asset growth for the Fund and economies of scale through the potential to negotiate lower fee rates from service providers and to determine based on the assets of the entire Victory Fund complex;
(vii)    the fact that the contractual advisory fee rate payable by the Fund would be the same as the contractual advisory fee rate payable by the Predecessor Fund;
(viii)    the fact that the Independent Trustees received full comparative fee and expense data in connection with their approval of the continuance of the Predecessor Fund Investment Advisory Agreement at the in-person meeting of the Predecessor Fund’s Board of Trustees held on September 17, 2024;
(ix)    that Victory Capital agreed with the Trustees that, for at least three years after the closing of the Reorganization, Victory Capital would waive fees and/or reimburse expenses so that the Fund’s total net annual operating expenses (excluding certain customary items) does not exceed the lower of (i) the total net annual operating expenses associated with investing in the Predecessor Fund after application of expense limitation arrangements in effect for the Predecessor Fund, if any, or (ii) the total net annual operating expenses of the Predecessor Fund as of the end of the Predecessor Fund’s most recent fiscal year at the time of the closing of the Reorganization, and that the contractual expense limitation agreement permits Victory Capital to recoup advisory fees waived and expenses reimbursed for up to two years after the fiscal year in which the waiver or reimbursement took place, subject to the lesser of any operating expense limitation in effect at the time of: (1) the original waiver or expense reimbursement; or (2) recoupment, after giving effect to the recoupment amount;
(x)    that the investment objective, principal investment strategies and principal risks of the Fund are the same as those of the Predecessor Fund;
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(xi)    that Victory Capital had acquired and integrated several investment management companies;
(xii)    that Victory Capital had agreed to conduct, and use reasonable best efforts to cause its affiliates to conduct, its business in compliance with Section 15(f) of the 1940 Act so as not to impose an “unfair burden” on the Fund; and
(xiii)    the potential benefits to the shareholders of the Fund, including continuity of portfolio management and operating efficiencies due to the greater scale of Victory Capital that may be achieved from the Reorganization.
Certain of these considerations are discussed in more detail below.
The Trustees also requested, obtained and considered the following information in connection with their evaluation of the Reorganization, the Transaction and the Investment Advisory Agreement for the Fund: (i) memoranda provided by Fund counsel that summarized the legal standards and other considerations that are relevant to the Trustees in their deliberations regarding the Investment Advisory Agreement; and (ii) the financial statements of Victory Capital, a profitability analysis provided by Victory Capital, and an analysis from Victory Capital as to possible economies of scale.  The Independent Trustees further considered materials provided in connection with their review of the Predecessor Fund Investment Advisory Agreement, including information regarding the qualifications of the investment management team for the Fund, as well as the level of investment by the Fund’s portfolio managers in the Fund.  In addition, the Independent Trustees considered the information provided at and in connection with regularly scheduled meetings of the Board of Trustees of the Predecessor Fund throughout the year regarding the Predecessor Fund’s performance and risk attributes, including through meetings with investment management personnel, and took into account other information related to the Predecessor Fund provided to the Independent Trustees at regularly scheduled meetings.
At the December 16, 2024 meeting, based on their evaluation of the information provided, the Trustees including the Independent Trustees voting separately, approved the Investment Advisory Agreement.  In approving the Investment Advisory Agreement, the Trustees considered various factors that they determined were relevant, including the factors described below.  The Trustees did not identify any single factor as the controlling factor in their determinations.
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Nature, Extent and Quality of Services
The Trustees considered that the Fund is newly-organized and was established in connection with the Reorganization.  The Trustees considered that the investment objective, principal investment strategies and principal risks of the Fund are the same as those of the Predecessor Fund.  The Trustees also considered Victory Capital’s representation that, under the Investment Advisory Agreement, the Fund would be managed using the same investment approach under which the Predecessor Fund was managed.
The Trustees considered the nature, extent and quality of the services that had been provided by Amundi US to the Predecessor Fund and that were expected to be provided by Victory Capital to the Fund following the consummation of the Reorganization, taking into account the investment objective and principal investment strategies of the Fund.
The Trustees considered information provided by Victory Capital regarding its business and operating structure, scale of operations, leadership and reputation.  The Trustees also considered the capabilities, resources, and personnel of Victory Capital, in order to determine whether Victory Capital is capable of providing at least the same level of investment management services provided to the Predecessor Fund.  The Trustees received information regarding Victory Capital’s plans to integrate Amundi US investment personnel into Victory Capital as members of Pioneer Investments, a Victory Capital investment franchise.  The Independent Trustees noted that they had considered the qualifications of the portfolio managers at Amundi US at meetings of the Predecessor Fund’s Board of Trustees held prior to September 17, 2024.
The Trustees considered the non-investment resources, infrastructure and personnel of Victory Capital that would be involved in Victory Capital’s services to the Fund, including Victory Capital’s compliance, risk management, cybersecurity and legal resources and personnel.  The Trustees also reviewed information provided by Victory Capital related to its business, legal, and regulatory affairs, including information regarding the resources available to Victory Capital to provide the services specified under the Investment Advisory Agreement.  The Trustees also considered Victory Capital’s financial condition, and noted that Victory Capital was expected to be able to provide a high level of service to the Fund and continuously invest and re-invest in its investment management business.
The Trustees considered that Amundi US supervised and monitored the performance of the Predecessor Fund’s service providers and provided the Predecessor Fund with personnel (including Fund officers) and other resources that were necessary for the Predecessor Fund’s business
Victory Pioneer Floating Rate Fund | Semi-Annual | 4/30/2559

management and operations, and considered the personnel and resources that Victory Capital proposed to provide with respect to such services for the Fund under the Investment Advisory Agreement.  The Trustees also considered that, as administrator, Amundi US was responsible for the administration of the Predecessor Fund’s business and other affairs and that, following the Reorganization, Victory Capital would be responsible for the administration of the Fund’s business and other affairs.  The Trustees considered that the fees Victory Capital would charge for administration services were higher than the fees that Amundi US received as reimbursement for services rendered, and considered Victory Capital’s explanation of the reasons for the differences in administration fees charged by Victory Capital and Amundi US as well as the expense limitation arrangement proposed to be implemented for the Fund for at least three years following the completion of the Reorganization.
Based on these considerations, the Trustees concluded that the nature, extent and quality of services that Victory Capital would provide to the Fund would be satisfactory and consistent with the terms of the Investment Advisory Agreement.
Performance of the Fund
The Fund is newly-organized and does not have a performance history.  The Trustees considered that the Fund succeeded to the performance history of the Predecessor Fund in the Reorganization.  In considering the Predecessor Fund’s performance, the Independent Trustees regularly reviewed and discussed throughout the year data and information comparing the Predecessor Fund’s performance with the performance of its peer group of funds, as classified by Morningstar, Inc. (Morningstar), and with the performance of the Predecessor Fund’s benchmark index.  They also discussed the Predecessor Fund’s performance with the Predecessor Fund’s portfolio managers on a regular basis.  The Independent Trustees’ regular reviews and discussions with respect to the Predecessor Fund were factored into the Trustees’ deliberations concerning the approval of the Investment Advisory Agreement.
In addition, the Trustees considered that the Predecessor Fund’s portfolio managers were expected to continue to act as portfolio managers of the Fund following the consummation of the Reorganization as members of Pioneer Investments, a Victory Capital investment franchise.  The Trustees also considered that the investment objective and principal investment strategies of the Fund are the same as those of the Predecessor Fund.
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Advisory Fee and Expenses
The Independent Trustees considered that the contractual advisory fee rate payable by the Fund under the Investment Advisory Agreement would be the same as the contractual advisory fee rate payable by the Predecessor Fund.  The Independent Trustees also considered that, for at least three years after the close of the Reorganization, Victory Capital had agreed to waive fees and/or reimburse expenses of the Fund so that its total net operating expenses (excluding certain customary items) does not exceed the lower of (i) the total net annual operating expenses associated with investing in the Predecessor Fund after application of expense limitation arrangements in effect for the Predecessor Fund, if any, or (ii) the total net annual operating expenses of the Predecessor Fund as of the end of the Predecessor Fund’s most recent fiscal year, at the time of the closing of the Reorganization.  The Independent Trustees also considered that they had received full comparative fee and expense data in connection with their approval of the continuance of the Predecessor Fund Investment Advisory Agreement at the in-person meeting of the Predecessor Fund’s Board of Trustees held on September 17, 2024.  The Trustees concluded that the proposed advisory fee payable by the Fund to Victory Capital was reasonable in relation to the nature and quality of services to be provided by Victory Capital.
Profitability
The Trustees considered information provided by Victory Capital regarding the estimated profitability of Victory Capital with respect to the advisory services proposed to be provided by Victory Capital to the Fund, including the methodology used by Victory Capital in allocating certain of its costs to the management of the Fund.  The Trustees also considered Victory Capital’s estimated profit margins in connection with the overall operation of the Fund.  The Trustees considered the investments Victory Capital expected to make to support and grow the Pioneer funds brand and the costs to integrate the Amundi US/Pioneer Funds business into Victory Capital.  The Trustees also considered information regarding Victory Capital’s profit margins with respect to the funds it currently manages.  The Trustees considered Victory Capital’s representation that the fully integrated Amundi US/Pioneer Funds business, including investments to support ongoing growth, was expected to have a positive impact on Victory Capital’s overall financial profitability.  The Trustees considered Victory Capital’s current profit margins in comparison to the limited industry data available and noted that the profitability of any adviser was affected by numerous factors, including its organizational structure and method for
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allocating expenses.  The Trustees concluded that Victory Capital’s estimated profitability with respect to the management of the Fund was not unreasonable.
Economies of Scale
The Trustees considered the extent to which Victory Capital may realize economies of scale or other efficiencies in managing and supporting the Fund.  The Trustees noted the breakpoints in the management fee schedule.  The Trustees recognize that economies of scale are difficult to identify and quantify, and that, among other factors that may be relevant, are the following: fee levels, expense subsidization, investment by Victory Capital in research and analytical capabilities and Victory Capital’s commitment and resource allocation to the Fund.  The Trustees noted that profitability also may be an indicator of the availability of any economies of scale, although profitability may vary for other reasons including due to reductions in expenses.  The Trustees concluded that economies of scale, if any, would be appropriately shared with the Fund.
Other Benefits
The Trustees considered the other benefits that Victory Capital may enjoy from its relationship with the Fund.  The Trustees considered the character and amount of fees to be paid by the Fund, other than under the Investment Advisory Agreement, for services to be provided by Victory Capital and its affiliates.  The Trustees further considered the revenues and profitability of Victory Capital’s businesses other than the Fund business.  To the extent applicable, the Trustees also considered the potential benefits to the Fund and to Victory Capital and its affiliates from the use of “soft” commission dollars generated by the Fund to pay for research and brokerage services.
The Trustees noted that the completion of the Transaction would result in a long-term reciprocal distribution partnership between Amundi and Victory Capital, and that Victory Capital may benefit from Amundi’s ability to market the services of Victory Capital globally, including in an increase of the overall scale of Victory Capital.  The Trustees considered that the Transaction would significantly increase Victory Capital’s assets under management and expand Victory Capital’s investment capabilities. The Trustees considered that this increased size and diversification could facilitate Victory Capital’s continued investment in its business and products, which Victory Capital would be able to leverage across a broader base of assets.  The Trustees considered that Victory Capital and the Fund are expected to receive reciprocal intangible benefits from the relationship,
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including mutual brand recognition.  The Trustees concluded that any such benefits received by Victory Capital as a result of its relationship with the Fund were reasonable.
Conclusion
After consideration of the factors described above as well as other factors, the Trustees, including the Independent Trustees, concluded that the Investment Advisory Agreement, including the fees payable thereunder, was fair and reasonable and voted to approve the Investment Advisory Agreement.
Victory Pioneer Floating Rate Fund | Semi-Annual | 4/30/2563

How to Contact Victory Capital
We are pleased to offer a variety of convenient ways for you to contact us for assistance or information.
Call us for:

Account Information, including existing accounts,
new accounts, prospectuses, applications
and service forms
1-800-225-6292
Visit our web site: vcm.com
This report must be preceded or accompanied by a prospectus.
The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Shareholders may view the filed Form N-PORT by visiting the Commission’s web site at https://sec.gov.

Victory Capital Management, Inc.
60 State Street
Boston, MA 02109
vcm.com
Securities offered through Victory Capital Services, Inc.
60 State Street, Boston, MA 02109
Underwriter of Victory Funds, Member SIPC
© 2025 Victory Capital Management, Inc. 20856-18-0625

Victory Pioneer High Yield Fund*
(successor to Pioneer High Yield Fund)*
Semi-Annual: Full Financials
April 30, 2025
* Effective May 2, 2025, after the end of the semi-annual reporting period covered by this report, Pioneer High Yield Fund (the “Predecessor Fund”) reorganized with Victory Pioneer High Yield Fund (the “Reorganization”). The Predecessor Fund is the accounting survivor of the Reorganization. Accordingly, the Predecessor Fund’s performance and financial history have become the performance and financial history of the Victory Pioneer High Yield Fund.

visit us: vcm.com

Victory Pioneer High Yield Fund | Semi-Annual | 4/30/251

Schedule of Investments  |  4/30/25
Principal Amount USD ($)		Value
	UNAFFILIATED ISSUERS — 98.0%
	Senior Secured Floating Rate Loan Interests — 1.9% of Net Assets*(a)
	Auto Parts & Equipment — 0.7%
3,725,545	First Brands Group LLC, First Lien 2021 Term Loan, 9.541% (Term SOFR + 500 bps), 3/30/27	$ 3,474,071
	Total Auto Parts & Equipment	$3,474,071

	Computer Services — 0.1%
638,400	Amentum Holdings, Inc., Initial Term Loan, 6.572% (Term SOFR + 225 bps ), 9/29/31	$ 631,617
	Total Computer Services	$631,617

	Cruise Lines — 0.3%
1,417,875	LC Ahab US Bidco LLC, Second Amendment Incremental Term Loan, 7.322% (Term SOFR + 300 bps), 5/1/31	$ 1,382,428
	Total Cruise Lines	$1,382,428

	Electric-Generation — 0.2%
1,124,350	Alpha Generation LLC, Initial Term B Loan, 7.072% (Term SOFR + 275 bps ), 9/30/31	$ 1,125,580
	Total Electric-Generation	$1,125,580

	Medical-Drugs — 0.6%
2,585,000	Bausch Health Cos, Inc., Initial Term Loan, 10.57% (Term SOFR + 625 bps), 10/8/30	$ 2,442,825
651,725	Endo Finance Holdings, Inc., 2024 Refinancing Term Loan, 8.322% (Term SOFR + 400 bps), 4/23/31	633,395
	Total Medical-Drugs	$3,076,220

	Total Senior Secured Floating Rate Loan Interests (Cost $10,018,193)	$9,689,916

Shares
	Common Stocks — 0.4% of Net Assets
	Chemicals — 0.0%†
148	LyondellBasell Industries NV, Class A	$ 8,615
	Total Chemicals	$8,615

	Financial Services — 0.0%†
138,656(b)+	Unifin Financiera SAB de CV	$ 8,484
	Total Financial Services	$8,484

The accompanying notes are an integral part of these financial statements.
2Victory Pioneer High Yield Fund | Semi-Annual | 4/30/25

Shares		Value
	Household Durables — 0.0%†
1,443,476(b)	Desarrolladora Homex SAB de CV	$ 74
	Total Household Durables	$74

	Oil, Gas & Consumable Fuels — 0.0%†
48(b)	Amplify Energy Corp.	$ 125
	Total Oil, Gas & Consumable Fuels	$125

	Paper & Forest Products — 0.0%
459,481(b)+	Emerald Plantation Holdings, Ltd.	$ —
	Total Paper & Forest Products	$—

	Passenger Airlines — 0.4%
126,641(b)	Grupo Aeromexico SAB de CV	$ 2,233,329
	Total Passenger Airlines	$2,233,329

	Professional Services — 0.0%†
190,086,798(b)+	Atento S.A.	$ 19
	Total Professional Services	$19

	Total Common Stocks (Cost $1,668,032)	$2,250,646

Principal Amount USD ($)
	Collateralized Mortgage Obligations—0.1% of Net Assets
149,653(a)	DSLA Mortgage Loan Trust, Series 2005-AR6, Class 2A1C, 5.274% (1 Month Term SOFR + 95 bps), 10/19/45	$ 147,937
142,551	Global Mortgage Securitization, Ltd., Series 2004-A, Class B1, 5.25%, 11/25/32 (144A)	58,419
	Total Collateralized Mortgage Obligations (Cost $140,823)	$206,356

	Convertible Corporate Bonds — 0.0%† of Net Assets
	Banks — 0.0%†
IDR11,178,198,000	PT Bakrie & Brothers Tbk, 12/31/25	$ 44,443
	Total Banks	$44,443

The accompanying notes are an integral part of these financial statements.
Victory Pioneer High Yield Fund | Semi-Annual | 4/30/253

Schedule of Investments  |  4/30/25 (continued)
Principal Amount USD ($)		Value
	Entertainment — 0.0%†
85,000	Live Nation Entertainment, Inc., 2.875%, 1/15/30 (144A)	$ 87,890
	Total Entertainment	$87,890

	Total Convertible Corporate Bonds (Cost $898,256)	$132,333

	Corporate Bonds — 90.5% of Net Assets
	Advertising — 1.8%
3,994,000	Clear Channel Outdoor Holdings, Inc., 7.50%, 6/1/29 (144A)	$ 3,273,482
2,865,000	Neptune Bidco US, Inc., 9.29%, 4/15/29 (144A)	2,549,850
3,591,000	Stagwell Global LLC, 5.625%, 8/15/29 (144A)	3,388,533
	Total Advertising	$9,211,865

	Aerospace & Defense — 1.5%
4,030,000	Efesto Bidco S.p.A Efesto US LLC, 7.50%, 2/15/32 (144A)	$ 3,998,203
1,220,000	Goat Holdco LLC, 6.75%, 2/1/32 (144A)	1,192,550
1,100,000	Spirit AeroSystems, Inc., 9.375%, 11/30/29 (144A)	1,170,599
1,500,000	Spirit AeroSystems, Inc., 9.75%, 11/15/30 (144A)	1,660,360
	Total Aerospace & Defense	$8,021,712

	Airlines — 2.1%
3,015,540(c)	ABRA Global Finance, 14.00% (8.00% PIK or 6.00% Cash), 10/22/29 (144A)	$ 2,050,567
662,625	American Airlines Pass-Through Trust, 3.95%, 7/11/30	620,400
318,333	American Airlines, Inc./AAdvantage Loyalty IP, Ltd., 5.50%, 4/20/26 (144A)	316,212
795,000	American Airlines, Inc./AAdvantage Loyalty IP, Ltd., 5.75%, 4/20/29 (144A)	771,073
1,873,802(a)	Gol Finance S.A., 14.824% (1 Month Term SOFR + 1,050 bps), 6/8/25 (144A)	1,873,802
2,525,000	Grupo Aeromexico S.A.B de CV, 8.625%, 11/15/31 (144A)	2,336,257
2,885,000	OneSky Flight LLC, 8.875%, 12/15/29 (144A)	2,912,112
	Total Airlines	$10,880,423

	Auto Manufacturers — 1.4%
2,255,000	Ford Motor Co., 6.10%, 8/19/32	$ 2,162,856
The accompanying notes are an integral part of these financial statements.
4Victory Pioneer High Yield Fund | Semi-Annual | 4/30/25

Principal Amount USD ($)		Value
	Auto Manufacturers — (continued)
3,955,000	Ford Motor Credit Co. LLC, 4.125%, 8/17/27	$ 3,792,810
1,385,000	JB Poindexter & Co., Inc., 8.75%, 12/15/31 (144A)	1,392,442
	Total Auto Manufacturers	$7,348,108

	Banks — 1.9%
120,000	Akbank TAS, 6.80%, 2/6/26 (144A)	$ 120,605
2,226,000(d)(e)	Barclays Plc, 7.625% (5 Year USD SOFR Swap Rate + 369 bps)	2,129,498
700,000	Credito Real S.A.B de CV Escrow, 8.00%, 1/21/28	70,000
250,000	Freedom Mortgage Corp., 6.625%, 1/15/27 (144A)	248,122
3,363,000	Freedom Mortgage Corp., 12.25%, 10/1/30 (144A)	3,700,230
3,325,000	KeyBank N.A., 4.90%, 8/8/32	3,101,068
1,025,000(d)(e)(f)+	Sovcombank Via SovCom Capital DAC, 7.60% (5 Year CMT Index + 636 bps) (144A)	—
750,000(d)(e)(f)+	Sovcombank Via SovCom Capital DAC, 7.75% (5 Year CMT Index + 638 bps) (144A)	—
720,000(d)(e)	UBS Group AG, 7.125% (5 Year USD SOFR Swap Rate + 318 bps) (144A)	688,595
	Total Banks	$10,058,118

	Building Materials — 2.4%
2,631,000	AmeriTex HoldCo Intermediate LLC, 10.25%, 10/15/28 (144A)	$ 2,710,290
2,461,000	Builders FirstSource, Inc., 4.25%, 2/1/32 (144A)	2,216,406
270,000	Builders FirstSource, Inc., 5.00%, 3/1/30 (144A)	259,053
3,145,000	Camelot Return Merger Sub, Inc., 8.75%, 8/1/28 (144A)	2,727,381
1,285,000	Cornerstone Building Brands, Inc., 6.125%, 1/15/29 (144A)	861,937
1,215,000	Miter Brands Acquisition Holdco, Inc./MIWD Borrower LLC, 6.75%, 4/1/32 (144A)	1,215,873
1,406,000	MIWD Holdco II LLC/MIWD Finance Corp., 5.50%, 2/1/30 (144A)	1,267,046
810,000	Quikrete Holdings, Inc., 6.375%, 3/1/32 (144A)	814,565
590,000	Quikrete Holdings, Inc., 6.75%, 3/1/33 (144A)	592,207
	Total Building Materials	$12,664,758

	Chemicals — 5.9%
2,820,000	Celanese US Holdings LLC, 6.95%, 11/15/33	$ 2,825,472
1,635,000	Mativ Holdings, Inc., 8.00%, 10/1/29 (144A)	1,359,162
The accompanying notes are an integral part of these financial statements.
Victory Pioneer High Yield Fund | Semi-Annual | 4/30/255

Schedule of Investments  |  4/30/25 (continued)
Principal Amount USD ($)		Value
	Chemicals — (continued)
4,308,000	Methanex US Operations, Inc., 6.25%, 3/15/32 (144A)	$ 4,079,235
3,244,000	NOVA Chemicals Corp., 4.25%, 5/15/29 (144A)	3,065,580
1,195,000	NOVA Chemicals Corp., 7.00%, 12/1/31 (144A)	1,235,128
EUR580,000	Olympus Water US Holding Corp., 9.625%, 11/15/28 (144A)	684,978
5,940,000	Olympus Water US Holding Corp., 9.75%, 11/15/28 (144A)	6,189,231
EUR445,000	SCIL IV LLC/SCIL USA Holdings LLC, 4.375%, 11/1/26 (144A)	500,317
3,860,000	SCIL IV LLC/SCIL USA Holdings LLC, 5.375%, 11/1/26 (144A)	3,808,986
EUR1,855,000	SCIL IV LLC/SCIL USA Holdings LLC, 9.50%, 7/15/28 (144A)	2,197,052
6,503,000	Tronox, Inc., 4.625%, 3/15/29 (144A)	5,264,014
	Total Chemicals	$31,209,155

	Coal — 0.5%
2,774,000	Alliance Resource Operating Partners LP/Alliance Resource Finance Corp., 8.625%, 6/15/29 (144A)	$ 2,863,373
	Total Coal	$2,863,373

	Commercial Services — 5.7%
1,755,000	Allied Universal Holdco LLC, 7.875%, 2/15/31 (144A)	$ 1,792,488
590,000	Allied Universal Holdco LLC/Allied Universal Finance Corp., 6.00%, 6/1/29 (144A)	553,287
960,000	Allied Universal Holdco LLC/Allied Universal Finance Corp., 9.75%, 7/15/27 (144A)	963,409
1,425,000	Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 S.a.r.l., 4.625%, 6/1/28 (144A)	1,364,507
596,676(c)+	Atento Luxco 1 S.A., 20.00% (10.00% PIK or 10.00% Cash), 9/30/26 (144A)	149,169
1,945,000	Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 8.25%, 1/15/30 (144A)	1,940,527
2,868,000	Block, Inc., 6.50%, 5/15/32 (144A)	2,926,163
4,353,000	Champions Financing, Inc., 8.75%, 2/15/29 (144A)	3,832,448
1,225,000	EquipmentShare.com, Inc., 8.625%, 5/15/32 (144A)	1,250,638
295,000	Garda World Security Corp., 4.625%, 2/15/27 (144A)	289,954
1,232,000	Garda World Security Corp., 6.00%, 6/1/29 (144A)	1,152,367
The accompanying notes are an integral part of these financial statements.
6Victory Pioneer High Yield Fund | Semi-Annual | 4/30/25

Principal Amount USD ($)		Value
	Commercial Services — (continued)
1,880,000	Garda World Security Corp., 7.75%, 2/15/28 (144A)	$ 1,940,643
2,180,000	Garda World Security Corp., 8.375%, 11/15/32 (144A)	2,150,404
2,961,000	NESCO Holdings II, Inc., 5.50%, 4/15/29 (144A)	2,683,890
2,943,000	Prime Security Services Borrower LLC/Prime Finance, Inc., 6.25%, 1/15/28 (144A)	2,940,575
4,045,000	Sotheby's, 7.375%, 10/15/27 (144A)	3,796,482
	Total Commercial Services	$29,726,951

	Computers — 1.0%
610,000	Amentum Holdings, Inc., 7.25%, 8/1/32 (144A)	$ 620,515
3,085,000	KBR, Inc., 4.75%, 9/30/28 (144A)	2,924,734
1,275,000	NCR Voyix Corp., 5.00%, 10/1/28 (144A)	1,235,791
542,000	NCR Voyix Corp., 5.125%, 4/15/29 (144A)	521,148
	Total Computers	$5,302,188

	Distribution/Wholesale — 0.8%
3,947,000	Velocity Vehicle Group LLC, 8.00%, 6/1/29 (144A)	$ 3,986,675
	Total Distribution/Wholesale	$3,986,675

	Diversified Financial Services — 6.6%
2,900,000(e)	Ally Financial, Inc., 6.184% (SOFR + 229 bps), 7/26/35	$ 2,859,566
1,990,000	Focus Financial Partners LLC, 6.75%, 9/15/31 (144A)	2,001,906
215,000	Freedom Mortgage Holdings LLC, 8.375%, 4/1/32 (144A)	210,277
1,040,000	Freedom Mortgage Holdings LLC, 9.125%, 5/15/31 (144A)	1,051,520
1,390,000	Freedom Mortgage Holdings LLC, 9.25%, 2/1/29 (144A)	1,415,979
495,000	GGAM Finance, Ltd., 7.75%, 5/15/26 (144A)	500,567
3,280,000	GGAM Finance, Ltd., 8.00%, 6/15/28 (144A)	3,442,449
5,095,000	Global Aircraft Leasing Co., Ltd., 8.75%, 9/1/27 (144A)	5,076,541
805,000	Jane Street Group/JSG Finance, Inc., 6.75%, 5/1/33 (144A)	808,792
3,909,000	Nationstar Mortgage Holdings, Inc., 5.125%, 12/15/30 (144A)	3,904,147
1,150,000	OneMain Finance Corp., 3.875%, 9/15/28	1,064,198
810,000	OneMain Finance Corp., 7.875%, 3/15/30	836,762
1,330,000	OneMain Finance Corp., 9.00%, 1/15/29	1,384,754
The accompanying notes are an integral part of these financial statements.
Victory Pioneer High Yield Fund | Semi-Annual | 4/30/257

Schedule of Investments  |  4/30/25 (continued)
Principal Amount USD ($)		Value
	Diversified Financial Services — (continued)
560,000	Planet Financial Group LLC, 10.50%, 12/15/29 (144A)	$ 552,272
4,015,000	Provident Funding Associates LP/PFG Finance Corp., 9.75%, 9/15/29 (144A)	4,122,763
EUR360,000	Sherwood Financing Plc, 4.50%, 11/15/26	406,297
GBP960,000	Sherwood Financing Plc, 6.00%, 11/15/26 (144A)	1,269,917
1,066,000+	Unifin Financiera SAB de CV, 1/27/28	—
3,905,000	United Wholesale Mortgage LLC, 5.75%, 6/15/27 (144A)	3,852,618
	Total Diversified Financial Services	$34,761,325

	Electric — 2.7%
1,800,000(e)	AES Corp., 6.95% (5 Year CMT Index + 289 bps), 7/15/55	$ 1,678,661
600,000	Alpha Generation LLC, 6.75%, 10/15/32 (144A)	611,467
2,250,000	Clearway Energy Operating LLC, 3.75%, 2/15/31 (144A)	2,003,115
850,000	Clearway Energy Operating LLC, 3.75%, 1/15/32 (144A)	737,133
1,437,000	Leeward Renewable Energy Operations LLC, 4.25%, 7/1/29 (144A)	1,258,685
1,905,000	Lightning Power LLC, 7.25%, 8/15/32 (144A)	1,973,640
925,000	Vistra Operations Co. LLC, 4.375%, 5/1/29 (144A)	889,476
1,852,000	Vistra Operations Co. LLC, 5.625%, 2/15/27 (144A)	1,850,802
2,755,000	Vistra Operations Co. LLC, 7.75%, 10/15/31 (144A)	2,913,087
	Total Electric	$13,916,066

	Electrical Components & Equipments — 0.9%
1,572,000	Energizer Holdings, Inc., 4.75%, 6/15/28 (144A)	$ 1,514,573
2,109,000	Energizer Holdings, Inc., 6.50%, 12/31/27 (144A)	2,116,413
1,310,000	WESCO Distribution, Inc., 6.375%, 3/15/33 (144A)	1,325,211
	Total Electrical Components & Equipments	$4,956,197

	Entertainment — 1.4%
1,576,000	Light & Wonder International, Inc., 7.25%, 11/15/29 (144A)	$ 1,606,735
The accompanying notes are an integral part of these financial statements.
8Victory Pioneer High Yield Fund | Semi-Annual | 4/30/25

Principal Amount USD ($)		Value
	Entertainment — (continued)
4,515,000	Mohegan Tribal Gaming Authority/MS Digital Entertainment Holdings LLC, 8.25%, 4/15/30 (144A)	$ 4,514,271
1,145,000	Mohegan Tribal Gaming Authority/MS Digital Entertainment Holdings LLC, 11.875%, 4/15/31 (144A)	1,130,773
	Total Entertainment	$7,251,779

	Environmental Control — 0.7%
4,056,000	GFL Environmental, Inc., 4.375%, 8/15/29 (144A)	$ 3,871,252
	Total Environmental Control	$3,871,252

	Food — 0.6%
875,245(c)	Chobani Holdco II LLC, 8.75% (9.50% PIK or 8.75% Cash), 10/1/29 (144A)	$ 927,474
530,000	Fiesta Purchaser, Inc., 7.875%, 3/1/31 (144A)	555,206
1,620,000	Fiesta Purchaser, Inc., 9.625%, 9/15/32 (144A)	1,693,924
	Total Food	$3,176,604

	Forest Products & Paper — 0.4%
2,772,000	Mercer International, Inc., 5.125%, 2/1/29	$ 2,280,096
	Total Forest Products & Paper	$2,280,096

	Gas — 0.4%
1,140,000	Venture Global Plaquemines LNG LLC, 7.50%, 5/1/33 (144A)	$ 1,169,535
855,000	Venture Global Plaquemines LNG LLC, 7.75%, 5/1/35 (144A)	877,998
	Total Gas	$2,047,533

	Healthcare-Products — 0.6%
3,300,000	Sotera Health Holdings LLC, 7.375%, 6/1/31 (144A)	$ 3,384,615
	Total Healthcare-Products	$3,384,615

	Healthcare-Services — 2.9%
3,915,000	LifePoint Health, Inc., 5.375%, 1/15/29 (144A)	$ 3,524,306
5,350,000	Prime Healthcare Services, Inc., 9.375%, 9/1/29 (144A)	5,100,587
6,477,000	US Acute Care Solutions LLC, 9.75%, 5/15/29 (144A)	6,575,327
	Total Healthcare-Services	$15,200,220

The accompanying notes are an integral part of these financial statements.
Victory Pioneer High Yield Fund | Semi-Annual | 4/30/259

Schedule of Investments  |  4/30/25 (continued)
Principal Amount USD ($)		Value
	Home Builders — 0.0%†
155,000	Beazer Homes USA, Inc., 7.25%, 10/15/29	$ 150,466
	Total Home Builders	$150,466

	Household Products/Wares — 0.8%
4,767,000	Spectrum Brands, Inc., 3.875%, 3/15/31 (144A)	$ 3,937,143
	Total Household Products/Wares	$3,937,143

	Internet — 1.1%
5,030,000	Acuris Finance US, Inc./Acuris Finance S.a.r.l., 9.00%, 8/1/29 (144A)	$ 4,800,506
855,000	ION Trading Technologies S.a.r.l., 9.50%, 5/30/29 (144A)	828,019
	Total Internet	$5,628,525

	Iron & Steel — 1.1%
2,347,000	Cleveland-Cliffs, Inc., 7.00%, 3/15/32 (144A)	$ 2,204,973
1,250,000	Cleveland-Cliffs, Inc., 7.375%, 5/1/33 (144A)	1,175,081
430,000	Cleveland-Cliffs, Inc., 7.50%, 9/15/31 (144A)	416,123
2,069,000	TMS International Corp., 6.25%, 4/15/29 (144A)	1,914,257
	Total Iron & Steel	$5,710,434

	Leisure Time — 2.3%
3,665,000	Carnival Corp., 6.00%, 5/1/29 (144A)	$ 3,643,404
2,200,000	Cruise Yacht Upper HoldCo, Ltd., 11.875%, 7/5/28	2,137,943
445,000	NCL Corp., Ltd., 6.75%, 2/1/32 (144A)	434,516
3,421,000	NCL Corp., Ltd., 7.75%, 2/15/29 (144A)	3,530,619
965,000	NCL Corp., Ltd., 8.125%, 1/15/29 (144A)	1,010,564
1,250,000	SP Cruises Intermediate, Ltd., 11.50%, 3/14/30 (144A)	1,158,780
	Total Leisure Time	$11,915,826

	Lodging — 2.9%
3,515,000	Genting New York LLC/GENNY Capital, Inc., 7.25%, 10/1/29 (144A)	$ 3,512,648
0(g)	Grupo Posadas SAB de CV, 7.00%, 12/30/27 (144A)	—
2,754,000	Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower, Inc., 5.00%, 6/1/29 (144A)	2,546,310
4,380,000	Melco Resorts Finance, Ltd., 7.625%, 4/17/32 (144A)	4,225,676
The accompanying notes are an integral part of these financial statements.
10Victory Pioneer High Yield Fund | Semi-Annual | 4/30/25

Principal Amount USD ($)		Value
	Lodging — (continued)
2,510,000	MGM Resorts International, 6.50%, 4/15/32	$ 2,473,376
2,556,000	Travel + Leisure Co., 6.625%, 7/31/26 (144A)	2,573,892
	Total Lodging	$15,331,902

	Media — 5.0%
3,103,000	CCO Holdings LLC/CCO Holdings Capital Corp., 4.50%, 6/1/33 (144A)	$ 2,699,819
2,979,000	CCO Holdings LLC/CCO Holdings Capital Corp., 4.75%, 2/1/32 (144A)	2,695,876
2,290,000	CCO Holdings LLC/CCO Holdings Capital Corp., 5.00%, 2/1/28 (144A)	2,234,249
2,869,000	CCO Holdings LLC/CCO Holdings Capital Corp., 5.125%, 5/1/27 (144A)	2,829,754
4,729,000	CSC Holdings LLC, 4.50%, 11/15/31 (144A)	3,215,789
2,000,000	CSC Holdings LLC, 5.375%, 2/1/28 (144A)	1,747,774
385,000	CSC Holdings LLC, 11.75%, 1/31/29 (144A)	363,986
2,605,000	Gray Media, Inc., 10.50%, 7/15/29 (144A)	2,673,986
4,506,000	McGraw-Hill Education, Inc., 8.00%, 8/1/29 (144A)	4,462,680
2,995,000	VZ Secured Financing BV, 5.00%, 1/15/32 (144A)	2,613,575
EUR855,000	Ziggo Bond Co. BV, 3.375%, 2/28/30 (144A)	862,071
	Total Media	$26,399,559

	Mining — 3.7%
3,886,000	Coeur Mining, Inc., 5.125%, 2/15/29 (144A)	$ 3,686,494
240,000	First Quantum Minerals, Ltd., 8.00%, 3/1/33 (144A)	237,451
5,151,000	First Quantum Minerals, Ltd., 8.625%, 6/1/31 (144A)	5,220,817
760,000	First Quantum Minerals, Ltd., 9.375%, 3/1/29 (144A)	797,203
3,507,000	IAMGOLD Corp., 5.75%, 10/15/28 (144A)	3,474,096
5,966,000	Taseko Mines, Ltd., 8.25%, 5/1/30 (144A)	6,023,906
	Total Mining	$19,439,967

	Miscellaneous Manufacturing — 1.6%
2,475,000	Amsted Industries, Inc., 6.375%, 3/15/33 (144A)	$ 2,486,145
5,645,000	Trinity Industries, Inc., 7.75%, 7/15/28 (144A)	5,820,567
	Total Miscellaneous Manufacturing	$8,306,712

	Oil & Gas — 6.7%
2,916,000	Baytex Energy Corp., 7.375%, 3/15/32 (144A)	$ 2,514,072
1,153,902	Borr IHC, Ltd./Borr Finance LLC, 10.00%, 11/15/28 (144A)	981,394
The accompanying notes are an integral part of these financial statements.
Victory Pioneer High Yield Fund | Semi-Annual | 4/30/2511

Schedule of Investments  |  4/30/25 (continued)
Principal Amount USD ($)		Value
	Oil & Gas — (continued)
1,584,175	Borr IHC, Ltd./Borr Finance LLC, 10.375%, 11/15/30 (144A)	$ 1,355,576
2,590,000	Civitas Resources, Inc., 8.625%, 11/1/30 (144A)	2,496,236
1,155,000	Hilcorp Energy I LP/Hilcorp Finance Co., 6.00%, 4/15/30 (144A)	1,054,702
3,587,000	Hilcorp Energy I LP/Hilcorp Finance Co., 6.25%, 4/15/32 (144A)	3,120,232
745,000	Hilcorp Energy I LP/Hilcorp Finance Co., 7.25%, 2/15/35 (144A)	649,061
3,557,000	Kosmos Energy, Ltd., 7.75%, 5/1/27 (144A)	3,212,226
3,108,000	Kraken Oil & Gas Partners LLC, 7.625%, 8/15/29 (144A)	2,780,391
2,570,000	Long Ridge Energy LLC, 8.75%, 2/15/32 (144A)	2,447,177
2,347,000	Precision Drilling Corp., 6.875%, 1/15/29 (144A)	2,200,542
3,701,000	Shelf Drilling Holdings, Ltd., 9.625%, 4/15/29 (144A)	2,618,989
1,368,000	Transocean, Inc., 8.75%, 2/15/30 (144A)	1,337,207
506,667	Transocean Titan Financing, Ltd., 8.375%, 2/1/28 (144A)	501,930
1,735,000	Transocean, Inc., 6.80%, 3/15/38	1,068,880
1,110,000	Transocean, Inc., 8.25%, 5/15/29 (144A)	894,938
1,110,000	Transocean, Inc., 8.50%, 5/15/31 (144A)	858,074
3,264,000	Tullow Oil Plc, 10.25%, 5/15/26 (144A)	2,567,952
3,034,000	Wildfire Intermediate Holdings LLC, 7.50%, 10/15/29 (144A)	2,776,110
	Total Oil & Gas	$35,435,689

	Oil & Gas Services — 0.9%
2,515,000	Enerflex, Ltd., 9.00%, 10/15/27 (144A)	$ 2,572,282
2,180,000	USA Compression Partners LP/USA Compression Finance Corp., 7.125%, 3/15/29 (144A)	2,201,126
	Total Oil & Gas Services	$4,773,408

	Packaging & Containers — 2.2%
2,619,000	Clearwater Paper Corp., 4.75%, 8/15/28 (144A)	$ 2,435,120
3,835,000	OI European Group BV, 4.75%, 2/15/30 (144A)	3,550,628
1,460,000	Owens-Brockway Glass Container, Inc., 7.25%, 5/15/31 (144A)	1,449,848
1,810,000	Sealed Air Corp., 5.00%, 4/15/29 (144A)	1,760,079
The accompanying notes are an integral part of these financial statements.
12Victory Pioneer High Yield Fund | Semi-Annual | 4/30/25

Principal Amount USD ($)		Value
	Packaging & Containers — (continued)
945,000	Sealed Air Corp., 6.50%, 7/15/32 (144A)	$ 961,189
1,430,000	Sealed Air Corp./Sealed Air Corp. US, 7.25%, 2/15/31 (144A)	1,489,131
	Total Packaging & Containers	$11,645,995

	Pharmaceuticals — 4.7%
5,570,000	AdaptHealth LLC, 5.125%, 3/1/30 (144A)	$ 4,979,067
2,475,000	Bausch Health Cos., Inc., 10.00%, 4/15/32 (144A)	2,423,456
1,650,000(e)	CVS Health Corp., 7.00% (5 Year CMT Index + 289 bps), 3/10/55	1,669,055
3,726,000	Organon & Co./Organon Foreign Debt Co.-Issuer BV, 5.125%, 4/30/31 (144A)	3,127,422
5,897,000	Owens & Minor, Inc., 6.625%, 4/1/30 (144A)	5,019,551
1,500,000	Owens & Minor, Inc., 10.00%, 4/15/30 (144A)	1,548,175
2,554,000+	Par Pharmaceutical, Inc., 7.50%, 4/1/27 (144A)	—
EUR2,815,000	Teva Pharmaceutical Finance Netherlands II BV, 4.375%, 5/9/30	3,224,291
778,000	Teva Pharmaceutical Finance Netherlands III BV, 4.75%, 5/9/27	763,236
778,000	Teva Pharmaceutical Finance Netherlands III BV, 5.125%, 5/9/29	755,991
1,025,000	Teva Pharmaceutical Finance Netherlands III BV, 7.875%, 9/15/29	1,098,660
5,290,000+	Tricida, Inc., 5/15/27	—
	Total Pharmaceuticals	$24,608,904

	Pipelines — 3.0%
2,885,000	CQP Holdco LP/BIP-V Chinook Holdco LLC, 7.50%, 12/15/33 (144A)	$ 3,035,551
1,215,000	Delek Logistics Partners LP/Delek Logistics Finance Corp., 7.125%, 6/1/28 (144A)	1,200,514
2,314,000	Delek Logistics Partners LP/Delek Logistics Finance Corp., 8.625%, 3/15/29 (144A)	2,375,467
2,927,000(d)(e)	Energy Transfer LP, 7.125% (5 Year CMT Index + 531 bps)	2,884,437
905,000(e)	South Bow Canadian Infrastructure Holdings, Ltd., 7.50% (5 Year CMT Index + 367 bps), 3/1/55 (144A)	889,543
3,675,000	Summit Midstream Holdings LLC, 8.625%, 10/31/29 (144A)	3,620,378
The accompanying notes are an integral part of these financial statements.
Victory Pioneer High Yield Fund | Semi-Annual | 4/30/2513

Schedule of Investments  |  4/30/25 (continued)
Principal Amount USD ($)		Value
	Pipelines — (continued)
1,095,000	Venture Global LNG, Inc., 8.375%, 6/1/31 (144A)	$ 1,055,926
920,000	Venture Global LNG, Inc., 9.50%, 2/1/29 (144A)	953,334
	Total Pipelines	$16,015,150

	Private Equity — 0.8%
4,478,000	HAT Holdings I LLC/HAT Holdings II LLC , 3.375%, 6/15/26 (144A)	$ 4,344,090
	Total Private Equity	$4,344,090

	Real Estate — 0.6%
3,643,000	Kennedy-Wilson, Inc., 4.75%, 2/1/30	$ 3,212,397
	Total Real Estate	$3,212,397

	REITS — 1.8%
115,000	GLP Capital LP/GLP Financing II, Inc., 6.75%, 12/1/33	$ 121,242
4,280,000	MPT Operating Partnership LP/MPT Finance Corp., 3.50%, 3/15/31	2,836,829
3,061,000	Uniti Group LP/Uniti Fiber Holdings, Inc./CSL Capital LLC, 6.00%, 1/15/30 (144A)	2,737,432
2,870,000	Uniti Group LP/Uniti Group Finance 2019, Inc./CSL Capital LLC, 6.50%, 2/15/29 (144A)	2,625,562
915,000	Uniti Group LP/Uniti Group Finance 2019, Inc./CSL Capital LLC, 10.50%, 2/15/28 (144A)	971,533
	Total REITS	$9,292,598

	Retail — 4.3%
2,645,000	Brinker International, Inc., 8.25%, 7/15/30 (144A)	$ 2,774,983
2,035,000	Cougar JV Subsidiary LLC, 8.00%, 5/15/32 (144A)	2,110,167
2,735,000	Gap, Inc., 3.625%, 10/1/29 (144A)	2,472,818
1,375,000	Gap, Inc., 3.875%, 10/1/31 (144A)	1,177,998
3,044,000	Ken Garff Automotive LLC, 4.875%, 9/15/28 (144A)	2,938,980
3,775,000	LCM Investments Holdings II LLC, 4.875%, 5/1/29 (144A)	3,568,785
1,680,000	LCM Investments Holdings II LLC, 8.25%, 8/1/31 (144A)	1,757,093
The accompanying notes are an integral part of these financial statements.
14Victory Pioneer High Yield Fund | Semi-Annual | 4/30/25

Principal Amount USD ($)		Value
	Retail — (continued)
2,951,000	Macy's Retail Holdings LLC, 5.875%, 4/1/29 (144A)	$ 2,798,465
3,126,000	Macy's Retail Holdings LLC, 6.125%, 3/15/32 (144A)	2,814,641
	Total Retail	$22,413,930

	Telecommunications — 3.1%
5,572,000	Altice France Holding S.A., 6.00%, 2/15/28 (144A)	$ 1,728,185
745,000	Altice France S.A., 5.125%, 1/15/29 (144A)	603,604
3,345,000	Altice France S.A., 5.125%, 7/15/29 (144A)	2,729,130
3,630,000	Connect Finco S.a.r.l./Connect US Finco LLC, 9.00%, 9/15/29 (144A)	3,395,750
3,374,000	Level 3 Financing, Inc., 10.50%, 5/15/30 (144A)	3,647,528
3,930,000	Windstream Services LLC/Windstream Escrow Finance Corp., 8.25%, 10/1/31 (144A)	4,023,216
	Total Telecommunications	$16,127,413

	Transportation — 1.7%
4,376,000	Carriage Purchaser, Inc., 7.875%, 10/15/29 (144A)	$ 3,592,864
2,009,000	Danaos Corp., 8.50%, 3/1/28 (144A)	2,034,980
2,743,000	Seaspan Corp., 5.50%, 8/1/29 (144A)	2,502,927
1,090,000	Star Leasing Co. LLC, 7.625%, 2/15/30 (144A)	977,660
	Total Transportation	$9,108,431

	Total Corporate Bonds (Cost $498,160,561)	$475,917,552

Shares
	Preferred Stock — 0.2% of Net Assets
	Capital Markets — 0.2%
1,617,862	Atento preferred	$ 1,213,397
	Total Capital Markets	$1,213,397

	Total Preferred Stock (Cost $1,617,862)	$1,213,397

	Rights/Warrants — 0.0%† of Net Assets
	Health Care Providers & Services — 0.0%†
2,136(b)	Option Care Health, Inc., 7/27/25	$ 24,843
2,136(b)	Option Care Health, Inc., 12/31/25	14,172
	Total Health Care Providers & Services	$39,015

The accompanying notes are an integral part of these financial statements.
Victory Pioneer High Yield Fund | Semi-Annual | 4/30/2515

Schedule of Investments  |  4/30/25 (continued)
Shares		Value
	Trading Companies & Distributors — 0.0%†
GBP63,875(b)	Avation Plc, 1/1/59	$ 26,815
	Total Trading Companies & Distributors	$26,815

	Total Rights/Warrants (Cost $—)	$65,830

Face Amount USD ($)
Insurance-Linked Securities — 0.0%† of Net Assets#
Reinsurance Sidecars — 0.0%†
Multiperil – U.S. — 0.0%†
2,400,000(b)(h)+	Harambee Re 2018, 12/31/25	$ 2,400
1,668,837(b)(h)+	Harambee Re 2019, 12/31/25	—
$2,400

Multiperil – Worldwide — 0.0%†
643,077(b)(h)+	Lorenz Re 2019, 6/30/25	$ 4,694
550,000(b)(h)+	Viribus Re 2018, 12/31/25	—
233,537(b)(h)+	Viribus Re 2019, 12/31/25	—
$4,694

	Total Reinsurance Sidecars	$7,094

	Total Insurance-Linked Securities (Cost $141,917)	$7,094

Principal Amount USD ($)
	U.S. Government and Agency Obligations — 2.0% of Net Assets
10,500,000(i)	U.S. Treasury Bills, 5/6/25	$ 10,493,869
	Total U.S. Government and Agency Obligations (Cost $10,493,827)	$10,493,869

The accompanying notes are an integral part of these financial statements.
16Victory Pioneer High Yield Fund | Semi-Annual | 4/30/25

Shares		Value
	SHORT TERM INVESTMENTS — 2.9% of Net Assets
	Open-End Fund — 2.9%
15,220,378(j)	Dreyfus Government Cash Management, Institutional Shares, 4.21%	$ 15,220,378
		$15,220,378

	TOTAL SHORT TERM INVESTMENTS (Cost $15,220,378)	$15,220,378

	TOTAL INVESTMENTS IN UNAFFILIATED ISSUERS — 98.0% (Cost $538,359,849)	$515,197,371
	OTHER ASSETS AND LIABILITIES — 2.0%	$10,583,982
	net assets — 100.0%	$525,781,353

bps	Basis Points.
CMT	Constant Maturity Treasury.
REIT	Real Estate Investment Trust.
SOFR	Secured Overnight Financing Rate.
(144A)	The resale of such security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers. At April 30, 2025, the value of these securities amounted to $428,454,620, or 81.5% of net assets.
(a)	Floating rate note. Coupon rate, reference index and spread shown at April 30, 2025.
(b)	Non-income producing security.
(c)	Payment-in-kind (PIK) security which may pay interest in the form of additional principal amount.
(d)	Security is perpetual in nature and has no stated maturity date.
(e)	The interest rate is subject to change periodically. The interest rate and/or reference index and spread shown at April 30, 2025.
(f)	Security is in default.
(g)	Debt obligation initially issued at one coupon which converts to a higher coupon at a speciﬁc date. The rate shown is the rate at April 30, 2025.
(h)	Issued as preference shares.
(i)	Security issued with a zero coupon. Income is recognized through accretion of discount.
(j)	Rate periodically changes. Rate disclosed is the 7-day yield at April 30, 2025.
The accompanying notes are an integral part of these financial statements.
Victory Pioneer High Yield Fund | Semi-Annual | 4/30/2517

Schedule of Investments  |  4/30/25 (continued)
*	Senior secured ﬂoating rate loan interests in which the Fund invests generally pay interest at rates that are periodically re-determined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as SOFR, (ii) the prime rate offered by one or more major United States banks, (iii) the rate of a certiﬁcate of deposit or (iv) other base lending rates used by commercial lenders. The interest rate shown is the rate accruing at April 30, 2025.
+	Security is valued using significant unobservable inputs (Level 3).
†	Amount rounds to less than 0.1%.
#	Securities are restricted as to resale.
Restricted Securities	Acquisition date	Cost	Value
Harambee Re 2018	12/19/2017	$41,697	$2,400
Harambee Re 2019	4/24/2019	—	—
Lorenz Re 2019	7/10/2019	91,097	4,694
Viribus Re 2018	12/22/2017	9,123	—
Viribus Re 2019	3/25/2019	—	—
Total Restricted Securities			$7,094
% of Net assets			0.0%†
†	Amount rounds to less than 0.1%.
FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased	In Exchange for	Currency Sold	Deliver	Counterparty	Settlement Date	Unrealized (Depreciation)
EUR	1,875,000	USD	2,145,260	Citibank NA	7/24/25	$(9,827)
USD	9,793,912	EUR	8,950,000	Citibank NA	6/26/25	(382,023)
USD	1,100,588	GBP	850,000	HSBC Bank USA NA	6/27/25	(32,463)
TOTAL FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS						$(424,313)
The accompanying notes are an integral part of these financial statements.
18Victory Pioneer High Yield Fund | Semi-Annual | 4/30/25

SWAP CONTRACTS
CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACTS – BUY PROTECTION
Notional Amount ($)(1)	Reference Obligation/Index	Pay/ Receive(2)	Annual Fixed Rate	Expiration Date	Premiums (Received)	Unrealized (Depreciation)	Market Value
51,070,000	Markit CDX North America High Yield Index Series 44	Pay	5.00%	6/20/30	$(2,121,425)	$(25,621)	$(2,147,046)
TOTAL CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACTS – BUY PROTECTION					$(2,121,425)	$(25,621)	$(2,147,046)
TOTAL SWAP CONTRACTS					$(2,121,425)	$(25,621)	$(2,147,046)

(1)	The notional amount is the maximum amount that a seller of credit protection would be obligated to pay upon occurrence of a credit event.
(2)	Pays quarterly.
Principal amounts are denominated in U.S. dollars (“USD”) unless otherwise noted.
EUR — Euro
GBP — Great British Pound
IDR — Indonesian Rupiah
USD — United States Dollar
Purchases and sales of securities (excluding short-term investments and all derivative contracts except for options purchased) for the six months ended April 30, 2025, aggregated $91,067,759 and $135,923,320, respectively.
At April 30, 2025, the net unrealized depreciation on investments based on cost for federal tax purposes of $538,515,633 was as follows:
Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$7,483,648
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(31,251,844)
Net unrealized depreciation	$(23,768,196)
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels below.
Level 1	–	unadjusted quoted prices in active markets for identical securities.
Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.). See Notes to Financial Statements — Note 1A.
The accompanying notes are an integral part of these financial statements.
Victory Pioneer High Yield Fund | Semi-Annual | 4/30/2519

Schedule of Investments  |  4/30/25 (continued)
Level 3	–	significant unobservable inputs (including the Fund’s investment adviser’s own assumptions in determining fair value of investments). See Notes to Financial Statements — Note 1A.
The following is a summary of the inputs used as of April 30, 2025 in valuing the Fund’s investments:
	Level 1	Level 2	Level 3	Total
Senior Secured Floating Rate Loan Interests	$—	$9,689,916	$—	$9,689,916
Common Stocks
Financial Services	—	—	8,484	8,484
Paper & Forest Products	—	—	—*	—*
Passenger Airlines	—	2,233,329	—	2,233,329
Professional Services	—	—	19	19
All Other Common Stocks	8,814	—	—	8,814
Collateralized Mortgage Obligations	—	206,356	—	206,356
Convertible Corporate Bonds	—	132,333	—	132,333
Corporate Bonds
Banks	—	10,058,118	—*	10,058,118
Commercial Services	—	29,577,782	149,169	29,726,951
Diversified Financial Services	—	34,761,325	—*	34,761,325
Pharmaceuticals	—	24,608,904	—*	24,608,904
All Other Corporate Bonds	—	376,762,254	—	376,762,254
Preferred Stock	—	1,213,397	—	1,213,397
Rights/Warrants
Health Care Providers & Services	—	39,015	—	39,015
Trading Companies & Distributors	26,815	—	—	26,815
Insurance-Linked Securities
Reinsurance Sidecars
Multiperil – U.S.	—	—	2,400	2,400
Multiperil – Worldwide	—	—	4,694	4,694
U.S. Government and Agency Obligations	—	10,493,869	—	10,493,869
Open-End Fund	15,220,378	—	—	15,220,378
Total Investments in Securities	$15,256,007	$499,776,598	$164,766	$515,197,371
Other Financial Instruments
Net unrealized depreciation on forward foreign currency exchange contracts	$—	$(424,313)	$—	$(424,313)
Centrally cleared swap contracts^	—	(25,621)	—	(25,621)
Total Other Financial Instruments	$—	$(449,934)	$—	$(449,934)
*	Securities valued at $0.
^	Reflects the unrealized appreciation (depreciation) of the instruments.
During the period ended April 30, 2025, there were no transfers in or out of Level 3.
The accompanying notes are an integral part of these financial statements.
20Victory Pioneer High Yield Fund | Semi-Annual | 4/30/25

Statement of Assets and Liabilities  |  4/30/25
(unaudited)
ASSETS:
Investments in unaffiliated issuers, at value (cost $538,359,849)	$515,197,371
Foreign currencies, at value (cost $81,380)	15,502
Forwards collateral	540,000
Swaps collateral	5,059,919
Variation margin for centrally cleared swap contracts	90,017
Receivables —
Investment securities sold	162,796
Fund shares sold	151,640
Dividends	29,458
Interest	8,836,167
Due from the Adviser	14,332
Other assets	61,918
Total assets	$530,159,120
LIABILITIES:
Overdraft due to custodian	$90,017
Payables —
Fund shares repurchased	784,729
Distributions	253,875
Trustees’ fees	1,839
Transfer agent fees	152,088
Swap contracts, at value (premium received $2,121,425)	2,147,046
Unrealized depreciation on forward foreign currency exchange contracts	424,313
Management fees	302,008
Administrative expenses	33,465
Distribution fees	39,694
Accrued expenses	148,693
Total liabilities	$4,377,767
NET ASSETS:
Paid-in capital	$948,706,502
Distributable earnings (loss)	(422,925,149)
Net assets	$525,781,353
NET ASSET VALUE PER SHARE:
No par value (unlimited number of shares authorized)
Class A* (based on $348,868,355/40,711,367 shares)	$8.57
Class C* (based on $6,212,816/707,698 shares)	$8.78
Class R* (based on $7,091,473/729,827 shares)	$9.72
Class Y* (based on $163,608,709/19,060,876 shares)	$8.58
MAXIMUM OFFERING PRICE PER SHARE:
Class A (based on $8.57 net asset value per share/100%-4.50% maximum sales charge)	$8.97

*	Pioneer High Yield Fund (the “Predecessor Fund”) reorganized with the Fund effective May 2, 2025 (the “Reorganization”), after the end of the semi-annual reporting period. The Predecessor Fund is the accounting survivor of the Reorganization. In the Reorganization, shareholders holding Class A, Class C, Class R and Class Y shares of the Predecessor Fund received Class A, Class C, Class A and Class Y shares of the Fund, respectively.
The accompanying notes are an integral part of these financial statements.
Victory Pioneer High Yield Fund | Semi-Annual | 4/30/2521

Statement of Operations (unaudited)
FOR THE SIX MONTHS ENDED 4/30/25
INVESTMENT INCOME:
Interest from unaffiliated issuers	$19,750,547
Dividends from unaffiliated issuers	238,051
Total Investment Income		$19,988,598
EXPENSES:
Management fees	$1,923,034
Administrative expenses	94,049
Transfer agent fees
Class A*	181,742
Class C*	2,348
Class R*	7,377
Class Y*	82,660
Distribution fees
Class A*	452,890
Class C*	33,158
Class R*	18,016
Shareholder communications expense	36,724
Custodian fees	3,716
Registration fees	36,495
Professional fees	70,993
Printing expense	6,202
Officers’ and Trustees’ fees	11,613
Insurance expense	3,646
Miscellaneous	16,478
Total expenses		$2,981,141
Less fees waived and expenses reimbursed by the Adviser		(118,313)
Net expenses		$2,862,828
Net investment income		$17,125,770
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on:
Investments in unaffiliated issuers	$2,042,973
Forward foreign currency exchange contracts	578,758
Swap contracts	579,245
Other assets and liabilities denominated in foreign currencies	(168,016)	$3,032,960
Change in net unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers	$(16,055,607)
Forward foreign currency exchange contracts	(741,007)
Swap contracts	9,135
Other assets and liabilities denominated in foreign currencies	10,489	$(16,776,990)
Net realized and unrealized gain (loss) on investments		$(13,744,030)
Net increase in net assets resulting from operations		$3,381,740

*	Pioneer High Yield Fund (the “Predecessor Fund”) reorganized with the Fund effective May 2, 2025 (the “Reorganization”), after the end of the semi-annual reporting period. The Predecessor Fund is the accounting survivor of the Reorganization. In the Reorganization, shareholders holding Class A, Class C, Class R and Class Y shares of the Predecessor Fund received Class A, Class C, Class A and Class Y shares of the Fund, respectively.
The accompanying notes are an integral part of these financial statements.
22Victory Pioneer High Yield Fund | Semi-Annual | 4/30/25

Statements of Changes in Net Assets
	Six Months Ended 4/30/25 (unaudited)	Year Ended 10/31/24
FROM OPERATIONS:
Net investment income (loss)	$17,125,770	$34,646,937
Net realized gain (loss) on investments	3,032,960	(22,159,144)
Change in net unrealized appreciation (depreciation) on investments	(16,776,990)	68,741,877
Net increase in net assets resulting from operations	$3,381,740	$81,229,670
DISTRIBUTIONS TO SHAREHOLDERS:
Class A* ($0.27 and $0.48 per share, respectively)	$(11,364,072)	$(21,010,549)
Class C* ($0.24 and $0.41 per share, respectively)	(178,990)	(340,572)
Class R* ($0.28 and $0.50 per share, respectively)	(206,757)	(392,022)
Class Y* ($0.28 and $0.50 per share, respectively)	(5,788,824)	(10,589,239)
Total distributions to shareholders	$(17,538,643)	$(32,332,382)
FROM FUND SHARE TRANSACTIONS:
Net proceeds from sales of shares	$29,180,509	$139,278,140
Shares issued in Reorganization	—	126,936,604
Reinvestment of distributions	15,898,811	29,393,069
Cost of shares repurchased	(89,238,142)	(194,025,572)
Net increase (decrease) in net assets resulting from Fund share transactions	$(44,158,822)	$101,582,241
Net increase (decrease) in net assets	$(58,315,725)	$150,479,529
NET ASSETS:
Beginning of period	$584,097,078	$433,617,549
End of period	$525,781,353	$584,097,078

*	Pioneer High Yield Fund (the “Predecessor Fund”) reorganized with the Fund effective May 2, 2025 (the “Reorganization”), after the end of the semi-annual reporting period. The Predecessor Fund is the accounting survivor of the Reorganization. In the Reorganization, shareholders holding Class A, Class C, Class R and Class Y shares of the Predecessor Fund received Class A, Class C, Class A and Class Y shares of the Fund, respectively.
The accompanying notes are an integral part of these financial statements.
Victory Pioneer High Yield Fund | Semi-Annual | 4/30/2523

Statements of Changes in Net Assets
(continued)
	Six Months Ended 4/30/25 Shares (unaudited)	Six Months Ended 4/30/25 Amount (unaudited)	Year Ended 10/31/24 Shares	Year Ended 10/31/24 Amount
Class A*
Shares sold	1,815,977	$15,884,385	11,920,866	$100,905,128
Shares issued in Reorganization	—	—	11,031,220	91,889,483
Reinvestment of distributions	1,181,165	10,320,254	2,218,715	19,121,629
Less shares repurchased	(5,235,845)	(45,697,073)	(17,744,647)	(151,071,760)
Net increase (decrease)	(2,238,703)	$(19,492,434)	7,426,154	$60,844,480
Class C*
Shares sold	34,412	$308,174	55,586	$487,173
Shares issued in Reorganization	—	—	244,019	2,079,049
Reinvestment of distributions	19,267	172,425	37,709	332,290
Less shares repurchased	(109,514)	(980,601)	(287,039)	(2,512,872)
Net increase (decrease)	(55,835)	$(500,002)	50,275	$385,640
Class R*
Shares sold	54,848	$542,998	293,012	$2,840,931
Reinvestment of distributions	20,698	204,931	39,827	388,505
Less shares repurchased	(140,234)	(1,395,122)	(332,275)	(3,220,619)
Net increase (decrease)	(64,688)	$(647,193)	564	$8,817
Class Y*
Shares sold	1,420,106	$12,444,952	4,077,380	$35,044,908
Shares issued in Reorganization	—	—	3,953,027	32,968,072
Reinvestment of distributions	594,392	5,201,201	1,106,231	9,550,645
Less shares repurchased	(4,712,007)	(41,165,346)	(4,322,997)	(37,220,321)
Net increase (decrease)	(2,697,509)	$(23,519,193)	4,813,641	$40,343,304

*	Pioneer High Yield Fund (the “Predecessor Fund”) reorganized with the Fund effective May 2, 2025 (the “Reorganization”), after the end of the semi-annual reporting period. The Predecessor Fund is the accounting survivor of the Reorganization. In the Reorganization, shareholders holding Class A, Class C, Class R and Class Y shares of the Predecessor Fund received Class A, Class C, Class A and Class Y shares of the Fund, respectively.
The accompanying notes are an integral part of these financial statements.
24Victory Pioneer High Yield Fund | Semi-Annual | 4/30/25

Financial Highlights
	Six Months Ended 4/30/25 (unaudited)	Year Ended 10/31/24	Year Ended 10/31/23	Year Ended 10/31/22	Year Ended 10/31/21	Year Ended 10/31/20
Class A*
Net asset value, beginning of period	$8.79	$8.01	$8.24	$9.64	$8.99	$9.58
Increase (decrease) from investment operations:
Net investment income (loss) (a)	$0.27	$0.52	$0.50	$0.45	$0.45	$0.48
Net realized and unrealized gain (loss) on investments	(0.22)	0.74	(0.22)	(1.47)	0.63	(0.58)
Net increase (decrease) from investment operations	$0.05	$1.26	$0.28	$(1.02)	$1.08	$(0.10)
Distributions to shareholders:
Net investment income	$(0.27)	$(0.48)	$(0.48)	$(0.37)	$(0.36)	$(0.49)
Tax return of capital	—	—	(0.03)	(0.01)	(0.07)	—
Total distributions	$(0.27)	$(0.48)	$(0.51)	$(0.38)	$(0.43)	$(0.49)
Net increase (decrease) in net asset value	$(0.22)	$0.78	$(0.23)	$(1.40)	$0.65	$(0.59)
Net asset value, end of period	$8.57	$8.79	$8.01	$8.24	$9.64	$8.99
Total return (b)	0.57%(c)	16.04%	3.35%	(10.75)%	12.13%	(0.89)%
Ratio of net expenses to average net assets	1.10%(d)	1.10%	1.10%	1.10%	1.10%	1.10%
Ratio of net investment income (loss) to average net assets	6.12%(d)	6.01%	6.09%	4.99%	4.66%	5.24%
Portfolio turnover rate	17%(c)	60%	37%	32%	80%	85%
Net assets, end of period (in thousands)	$348,868	$377,688	$284,610	$317,697	$425,933	$417,137
Ratios with no waiver of fees and assumption of expenses by the Adviser and no reduction for fees paid indirectly:
Total expenses to average net assets	1.15%(d)	1.18%	1.21%	1.19%	1.20%	1.17%
Net investment income (loss) to average net assets	6.07%(d)	5.93%	5.98%	4.90%	4.56%	5.17%
*	Pioneer High Yield Fund (the “Predecessor Fund”) reorganized with the Fund effective May 2, 2025 (the “Reorganization”), after the end of the semi-annual reporting period. The Predecessor Fund is the accounting survivor of the Reorganization. In the Reorganization, shareholders holding Class A, Class C, Class R and Class Y shares of the Predecessor Fund received Class A, Class C, Class A and Class Y shares of the Fund, respectively.
(a)	The per-share data presented above is based on the average shares outstanding for the period presented.
(b)	Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charges. Total return would be reduced if sales charges were taken into account.
(c)	Not annualized.
(d)	Annualized.
The accompanying notes are an integral part of these financial statements.
Victory Pioneer High Yield Fund | Semi-Annual | 4/30/2525

Financial Highlights  (continued)
	Six Months Ended 4/30/25 (unaudited)	Year Ended 10/31/24	Year Ended 10/31/23	Year Ended 10/31/22	Year Ended 10/31/21	Year Ended 10/31/20
Class C*
Net asset value, beginning of period	$9.00	$8.20	$8.43	$9.84	$9.18	$9.79
Increase (decrease) from investment operations:
Net investment income (loss) (a)	$0.24	$0.46	$0.44	$0.38	$0.37	$0.41
Net realized and unrealized gain (loss) on investments	(0.22)	0.75	(0.23)	(1.48)	0.64	(0.58)
Net increase (decrease) from investment operations	$0.02	$1.21	$0.21	$(1.10)	$1.01	$(0.17)
Distributions to shareholders:
Net investment income	$(0.24)	$(0.41)	$(0.41)	$(0.30)	$(0.28)	$(0.44)
Tax return of capital	—	—	(0.03)	(0.01)	(0.07)	—
Total distributions	$(0.24)	$(0.41)	$(0.44)	$(0.31)	$(0.35)	$(0.44)
Net increase (decrease) in net asset value	$(0.22)	$0.80	$(0.23)	$(1.41)	$0.66	$(0.61)
Net asset value, end of period	$8.78	$9.00	$8.20	$8.43	$9.84	$9.18
Total return (b)	0.19%(c)	15.03%	2.48%	(11.32)%	11.13%	(1.71)%
Ratio of net expenses to average net assets	1.88%(d)	1.93%	2.00%	1.92%	1.98%	1.87%
Ratio of net investment income (loss) to average net assets	5.34%(d)	5.18%	5.19%	4.17%	3.79%	4.48%
Portfolio turnover rate	17%(c)	60%	37%	32%	80%	85%
Net assets, end of period (in thousands)	$6,213	$6,874	$5,847	$8,461	$11,574	$17,019
*	Pioneer High Yield Fund (the “Predecessor Fund”) reorganized with the Fund effective May 2, 2025 (the “Reorganization”), after the end of the semi-annual reporting period. The Predecessor Fund is the accounting survivor of the Reorganization. In the Reorganization, shareholders holding Class A, Class C, Class R and Class Y shares of the Predecessor Fund received Class A, Class C, Class A and Class Y shares of the Fund, respectively.
(a)	The per-share data presented above is based on the average shares outstanding for the period presented.
(b)	Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charges. Total return would be reduced if sales charges were taken into account.
(c)	Not annualized.
(d)	Annualized.
The accompanying notes are an integral part of these financial statements.
26Victory Pioneer High Yield Fund | Semi-Annual | 4/30/25

	Six Months Ended 4/30/25 (unaudited)	Year Ended 10/31/24	Year Ended 10/31/23	Year Ended 10/31/22	Year Ended 10/31/21	Year Ended 10/31/20
Class R*
Net asset value, beginning of period	$9.96	$9.08	$9.34	$10.93	$10.20	$10.84
Increase (decrease) from investment operations:
Net investment income (loss) (a)	$0.28	$0.54	$0.53	$0.45	$0.45	$0.50
Net realized and unrealized gain (loss) on investments	(0.24)	0.84	(0.28)	(1.66)	0.72	(0.63)
Net increase (decrease) from investment operations	$0.04	$1.38	$0.25	$(1.21)	$1.17	$(0.13)
Distributions to shareholders:
Net investment income	$(0.28)	$(0.50)	$(0.48)	$(0.37)	$(0.37)	$(0.51)
Tax return of capital	—	—	(0.03)	(0.01)	(0.07)	—
Total distributions	$(0.28)	$(0.50)	$(0.51)	$(0.38)	$(0.44)	$(0.51)
Net increase (decrease) in net asset value	$(0.24)	$0.88	$(0.26)	$(1.59)	$0.73	$(0.64)
Net asset value, end of period	$9.72	$9.96	$9.08	$9.34	$10.93	$10.20
Total return (b)	0.41%(c)	15.43%	2.71%	(11.20)%	11.55%	(1.08)%
Ratio of net expenses to average net assets	1.49%(d)	1.56%	1.59%	1.59%	1.59%	1.51%
Ratio of net investment income (loss) to average net assets	5.73%(d)	5.55%	5.60%	4.49%	4.17%	4.82%
Portfolio turnover rate	17%(c)	60%	37%	32%	80%	85%
Net assets, end of period (in thousands)	$7,091	$7,916	$7,209	$8,231	$11,336	$11,556
Ratios with no waiver of fees and assumption of expenses by the Adviser and no reduction for fees paid indirectly:
Total expenses to average net assets	1.49%(d)	1.56%	1.60%	1.59%	1.59%	1.51%
Net investment income (loss) to average net assets	5.73%(d)	5.55%	5.59%	4.49%	4.17%	4.82%
*	Pioneer High Yield Fund (the “Predecessor Fund”) reorganized with the Fund effective May 2, 2025 (the “Reorganization”), after the end of the semi-annual reporting period. The Predecessor Fund is the accounting survivor of the Reorganization. In the Reorganization, shareholders holding Class A, Class C, Class R and Class Y shares of the Predecessor Fund received Class A, Class C, Class A and Class Y shares of the Fund, respectively.
(a)	The per-share data presented above is based on the average shares outstanding for the period presented.
(b)	Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of each period.
(c)	Not annualized.
(d)	Annualized.
The accompanying notes are an integral part of these financial statements.
Victory Pioneer High Yield Fund | Semi-Annual | 4/30/2527

Financial Highlights  (continued)
	Six Months Ended 4/30/25 (unaudited)	Year Ended 10/31/24	Year Ended 10/31/23	Year Ended 10/31/22	Year Ended 10/31/21	Year Ended 10/31/20
Class Y*
Net asset value, beginning of period	$8.81	$8.02	$8.25	$9.65	$9.00	$9.59
Increase (decrease) from investment operations:
Net investment income (loss) (a)	$0.28	$0.54	$0.52	$0.47	$0.47	$0.50
Net realized and unrealized gain (loss) on investments	(0.23)	0.75	(0.22)	(1.47)	0.63	(0.57)
Net increase (decrease) from investment operations	$0.05	$1.29	$0.30	$(1.00)	$1.10	$(0.07)
Distributions to shareholders:
Net investment income	$(0.28)	$(0.50)	$(0.50)	$(0.39)	$(0.38)	$(0.52)
Tax return of capital	—	—	(0.03)	(0.01)	(0.07)	—
Total distributions	$(0.28)	$(0.50)	$(0.53)	$(0.40)	$(0.45)	$(0.52)
Net increase (decrease) in net asset value	$(0.23)	$0.79	$(0.23)	$(1.40)	$0.65	$(0.59)
Net asset value, end of period	$8.58	$8.81	$8.02	$8.25	$9.65	$9.00
Total return (b)	0.58%(c)	16.44%	3.62%	(10.51)%	12.40%	(0.62)%
Ratio of net expenses to average net assets	0.85%(d)	0.85%	0.85%	0.85%	0.85%	0.85%
Ratio of net investment income (loss) to average net assets	6.37%(d)	6.27%	6.33%	5.24%	4.90%	5.50%
Portfolio turnover rate	17%(c)	60%	37%	32%	80%	85%
Net assets, end of period (in thousands)	$163,609	$191,619	$135,951	$150,232	$192,006	$176,362
Ratios with no waiver of fees and assumption of expenses by the Adviser and no reduction for fees paid indirectly:
Total expenses to average net assets	0.88%(d)	0.90%	0.93%	0.91%	0.90%	0.87%
Net investment income (loss) to average net assets	6.34%(d)	6.22%	6.25%	5.18%	4.85%	5.48%
*	Pioneer High Yield Fund (the “Predecessor Fund”) reorganized with the Fund effective May 2, 2025 (the “Reorganization”), after the end of the semi-annual reporting period. The Predecessor Fund is the accounting survivor of the Reorganization. In the Reorganization, shareholders holding Class A, Class C, Class R and Class Y shares of the Predecessor Fund received Class A, Class C, Class A and Class Y shares of the Fund, respectively.
(a)	The per-share data presented above is based on the average shares outstanding for the period presented.
(b)	Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of each period.
(c)	Not annualized.
(d)	Annualized.
The accompanying notes are an integral part of these financial statements.
28Victory Pioneer High Yield Fund | Semi-Annual | 4/30/25

Notes to Financial Statements  |  4/30/25
(unaudited)
1. Organization and Signiﬁcant Accounting Policies
Victory Pioneer High Yield Fund (the “Fund”) is one of 29 portfolios comprising Victory Portfolios IV (the “Trust”), a Delaware statutory trust. The Fund is registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as a diversiﬁed, open-end management investment company. The Fund, which commenced operations on May 2, 2025, is the successor to Pioneer High Yield Income Fund (the “Predecessor Fund”) and, accordingly, the Predecessor Fund’s performance and financial history have become the performance and financial history of the Fund. The Predecessor Fund transferred all of the net assets of Class A, Class C, Class R and Class Y shares in exchange for the Fund’s Class A, Class C, and Class Y shares, respectively, on May 2, 2025 pursuant to an agreement and plan of reorganization (the “Reorganization”) which was approved by the shareholders of the Predecessor Fund on April 28, 2025. The investment objective of the Fund is to provide reasonable income and capital growth.
The Fund offers three classes of shares designated as Class A, Class C and Class Y shares. Each class of shares represents an interest in the same portfolio of investments of the Fund and has identical rights (based on relative net asset values) to assets and liquidation proceeds. Share classes can bear different rates of class-speciﬁc fees and expenses, such as transfer agent and distribution fees. Differences in class-speciﬁc fees and expenses will result in differences in net investment income and, therefore, the payment of different dividends from net investment income earned by each class. The Second Amended and Restated Trust Instrument of the Fund gives the Board of Trustees the ﬂexibility to specify either per-share voting or dollar-weighted voting when submitting matters for shareholder approval. Under per-share voting, each share of a class of the Fund is entitled to one vote. Under dollar-weighted voting, a shareholder’s voting power is determined not by the number of shares owned, but by the dollar value of the shares on the record date. Each share class has exclusive voting rights with respect to matters affecting only that class, including with respect to the distribution plan for that class. There is no distribution plan for Class Y shares.
Prior to April 1, 2025, Amundi Asset Management US, Inc., an indirect, wholly owned subsidiary of Amundi and Amundi’s wholly owned subsidiary, Amundi USA, Inc., served as the Fund’s investment adviser (“Amundi US”). Effective April 1, 2025, Victory Capital Management Inc. (“Victory Capital” or the “Adviser”) serves as the Fund’s investment adviser. See Note 10. Prior to April 1, 2025, Amundi Distributor US, Inc., an
Victory Pioneer High Yield Fund | Semi-Annual | 4/30/2529

affiliate of Amundi US, served as the Fund’s distributor.  Effective April 1, 2025, Victory Capital Services, Inc. (the “Distributor”), an affiliate of the Adviser, serves as Distributor for the continuous offering of the shares of the Fund pursuant to a Distribution Agreement between the Distributor and the Trust and receives no fee or other compensation for these services.
The consolidated financial statements of the Fund include the account of Pioneer Global High Yield Fund. All intercompany accounts and transactions have been eliminated. The Predecessor Fund purchased one share of Pioneer Global High Yield Fund on December 8, 2023 in connection with the reorganization of Pioneer Global High Yield Fund with the Fund (the “Reorganization”), as a result of which Pioneer Global High Yield Fund became a wholly owned subsidiary of the Fund. Following the completion of the Reorganization, the Fund is the sole shareholder of Pioneer Global High Yield Fund, and Pioneer Global High Yield Fund is wholly owned and controlled by the Fund. It is intended that the Fund will remain the sole shareholder of Pioneer Global High Yield Fund and will continue to control Pioneer Global High Yield Fund. Following the completion of the Reorganization, the sole assets of Pioneer Global High Yield Fund are two securities on which there are currently transfer restrictions. As of April 30, 2025, the assets of Pioneer Global High Yield Fund represented $0, or approximately 0%, of the net assets of the Fund.
The Fund is required to comply with Rule 18f-4 under the 1940 Act, which governs the use of derivatives by registered investment companies. Rule 18f-4 permits funds to enter into derivatives transactions (as defined in Rule 18f-4) and certain other transactions notwithstanding the restrictions on the issuance of “senior securities” under Section 18 of the 1940 Act. Rule 18f-4 requires a fund to establish and maintain a comprehensive derivatives risk management program, appoint a derivatives risk manager and comply with a relative or absolute limit on fund leverage risk calculated based on value-at-risk (“VaR”), unless the Fund uses derivatives in only a limited manner (a “limited derivatives user”). The Fund is currently a limited derivatives user for purposes of Rule 18f-4.
The Fund adopted Financial Accounting Standards Board Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (ASU 2023-07) during the period. The Fund’s adoption of the new standard impacted financial statement disclosures only and did not affect the Fund’s financial position or results of operations. The management committee of the Fund’s investment adviser acts as the Fund’s Chief Operations Decision Maker (CODM) who assesses performance and allocates resources with respect to the Fund. The Fund’s operations constitute a single operating segment and therefore, a single reportable segment, because the Fund has a single investment strategy as
30Victory Pioneer High Yield Fund | Semi-Annual | 4/30/25

disclosed in its prospectus, against which the CODM manages the business activities using information of the Fund as a whole, and assesses performance of the Fund. The financial information provided to and reviewed by the CODM is the same as that presented within the Fund’s financial statements.
The Fund is an investment company and follows investment company accounting and reporting guidance under U.S. Generally Accepted Accounting Principles (“U.S. GAAP”). U.S. GAAP requires the management of the Fund to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the ﬁnancial statements, and the reported amounts of income, expenses and gain or loss on investments during the reporting period. Actual results could differ from those estimates.
The following is a summary of signiﬁcant accounting policies followed by the Fund in the preparation of its ﬁnancial statements:
A.	Security Valuation
The net asset value of the Fund is computed once daily, on each day the New York Stock Exchange (“NYSE”) is open, as of the close of regular trading on the NYSE.
Fixed income securities are valued by using prices supplied by independent pricing services, which consider such factors as market prices, market events, quotations from one or more brokers, Treasury spreads, yields, maturities and ratings, or may use a pricing matrix or other fair value methods or techniques to provide an estimated value of the security or instrument. A pricing matrix is a means of valuing a debt security on the basis of current market prices for other debt securities, historical trading patterns in the market for fixed income securities and/or other factors. Non-U.S. debt securities that are listed on an exchange will be valued at the bid price obtained from an independent third party pricing service. When independent third party pricing services are unable to supply prices, or when prices or market quotations are considered to be unreliable, the value of that security may be determined using quotations from one or more broker-dealers.
Loan interests are valued at the mean between the last available bid and asked prices from one or more brokers or dealers as obtained from Loan Pricing Corporation, an independent third party pricing service. If price information is not available from Loan Pricing Corporation, or if the price information is deemed to be unreliable, price information will be obtained from an alternative loan interest pricing service. If no reliable
Victory Pioneer High Yield Fund | Semi-Annual | 4/30/2531

price quotes are available from either the primary or alternative pricing service, broker quotes will be solicited.
Event-linked bonds are valued at the bid price obtained from an independent third party pricing service. Other insurance-linked securities (including reinsurance sidecars, collateralized reinsurance and industry loss warranties) may be valued at the bid price obtained from an independent pricing service, or through a third party using a pricing matrix, insurance valuation models, or other fair value methods or techniques to provide an estimated value of the instrument.
Equity securities that have traded on an exchange are valued by using the last sale price on the principal exchange where they are traded. Equity securities that have not traded on the date of valuation, or securities for which sale prices are not available, generally are valued using the mean between the last bid and asked prices or, if both last bid and asked prices are not available, at the last quoted bid price. Last sale and bid and asked prices are provided by independent third party pricing services. In the case of equity securities not traded on an exchange, prices are typically determined by independent third party pricing services using a variety of techniques and methods.
The value of foreign securities is translated into U.S. dollars based on foreign currency exchange rate quotations supplied by a third party pricing source. Trading in non-U.S. equity securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund’s shares are determined as of such times. The Adviser may use a fair value model developed by an independent pricing service to value non-U.S. equity securities.
Shares of open-end registered investment companies (including money market mutual funds) are valued at such funds’ net asset value.
Forward foreign currency exchange contracts are valued daily using the foreign exchange rate or, for longer term forward contract positions, the spot currency rate and the forward points on a daily basis, in each case provided by a third party pricing service. Contracts whose forward settlement date falls between two quoted days are valued by interpolation.
Swap contracts, including interest rate swaps, caps and floors (other than centrally cleared swap contracts), are valued at the dealer quotations obtained from reputable International Swap Dealers Association members. Centrally cleared swaps are valued at the daily settlement price provided by the central clearing counterparty.
32Victory Pioneer High Yield Fund | Semi-Annual | 4/30/25

Shares of open-end registered investment companies (including money market mutual funds) are valued at such funds’ net asset value.
Securities or loan interests for which independent pricing services or broker-dealers are unable to supply prices or for which market prices and/or quotations are not readily available or are considered to be unreliable are valued by a fair valuation team comprised of certain personnel of the Adviser. The Adviser is designated as the valuation designee for the Fund pursuant to Rule 2a-5 under the 1940 Act. The Adviser’s fair valuation team is responsible for monitoring developments that may impact fair valued securities.
Inputs used when applying fair value methods to value a security may include credit ratings, the financial condition of the company, current market conditions and comparable securities. The Adviser may use fair value methods if it is determined that a significant event has occurred after the close of the exchange or market on which the security trades and prior to the determination of the Fund’s net asset value. Examples of a significant event might include political or economic news, corporate restructurings, natural disasters, terrorist activity, tariffs or trading halts. Thus, the valuation of the Fund’s securities may differ significantly from exchange prices, and such differences could be material.
B.	Investment Income and Transactions
Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities where the ex-dividend date may have passed are recorded as soon as the Fund becomes aware of the ex-dividend data in the exercise of reasonable diligence.
Interest income, including interest on income-bearing cash accounts, is recorded on the accrual basis. Dividend and interest income are reported net of unrecoverable foreign taxes withheld at the applicable country rates and net of income accrued on defaulted securities.
Interest and dividend income payable by delivery of additional shares is reclassified as PIK (payment-in-kind) income upon receipt and is included in interest and dividend income, respectively.
Principal amounts of mortgage-backed securities are adjusted for monthly paydowns. Premiums and discounts related to certain mortgage-backed securities are amortized or accreted in proportion to the monthly paydowns. All discounts/premiums on purchase prices of debt securities are accreted/amortized for financial reporting purposes
Victory Pioneer High Yield Fund | Semi-Annual | 4/30/2533

over the life of the respective securities, and such accretion/amortization is included in interest income.
Security transactions are recorded as of trade date. Gains and losses on sales of investments are calculated on the identified cost method for both financial reporting and federal income tax purposes.
C.	Foreign Currency Translation
The books and records of the Fund are maintained in U.S. dollars. Amounts denominated in foreign currencies are translated into U.S. dollars using current exchange rates.
Net realized gains and losses on foreign currency transactions, if any, represent, among other things, the net realized gains and losses on foreign currency exchange contracts, disposition of foreign currencies and the difference between the amount of income accrued and the U.S. dollars actually received. Further, the effects of changes in foreign currency exchange rates on investments are not segregated on the Statement of Operations from the effects of changes in the market prices of those securities, but are included with the net realized and unrealized gain or loss on investments.
D.	Federal Income Taxes
It is the Fund’s policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its net taxable income and net realized capital gains, if any, to its shareholders. Therefore, no provision for federal income taxes is required. As of April 30, 2025, the Fund did not accrue any interest or penalties with respect to uncertain tax positions, which, if applicable, would be recorded as an income tax expense on the Statement of Operations. Tax returns filed within the prior three years remain subject to examination by federal and state tax authorities.
The amount and character of income and capital gain distributions to shareholders are determined in accordance with federal income tax rules, which may differ from U.S. GAAP. Distributions in excess of net investment income or net realized gains are temporary over distributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes. Capital accounts within the financial statements are adjusted for permanent book/tax differences to reflect tax character, but are not adjusted for temporary differences.
A portion of the dividend income recorded by the Fund is from distributions by publicly traded real estate investment trusts (“REITs”),
34Victory Pioneer High Yield Fund | Semi-Annual | 4/30/25

and such distributions for tax purposes may also consist of capital gains and return of capital. The actual return of capital and capital gains portions of such distributions will be determined by formal notifications from the REITs subsequent to the calendar year-end. Distributions received from the REITs that are determined to be a return of capital are recorded by the Fund as a reduction of the cost basis of the securities held and those determined to be capital gain are reflected as such on the Statement of Operations.
The tax character of current year distributions payable will be determined at the end of the current taxable year. The tax character of distributions paid during the year ended October 31, 2024 was as follows:
2024
Distributions paid from:
Ordinary income	$32,332,382
Total	$32,332,382
The following shows the components of distributable earnings (losses) on a federal income tax basis at October 31, 2024:
2024
Distributable earnings/(losses):
Undistributed ordinary income	$1,319,678
Capital loss carryforward	(397,208,289)
Other book/tax temporary differences	(5,582,687)
Net unrealized depreciation	(7,296,948)
Total	$(408,768,246)
The difference between book-basis and tax-basis unrealized depreciation is the tax treatment of premium and amortization, basis adjustments on defaulted securities and perpetual bonds, mark-to-market of foreign currency contracts and adjustments relating to swaps.
E.	Fund Shares
The Fund records sales and repurchases of its shares as of trade date. Amundi Distributors US, Inc., the Predecessor Fund’s distributor and the Distributor earned $3,304 in underwriting commissions on the sale of Class A shares during the six months ended April 30, 2025.
F.	Class Allocations
Income, common expenses and realized and unrealized gains and losses are calculated at the Fund level and allocated daily to each class of shares based on its respective percentage of adjusted net assets at the beginning of the day.
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Distribution fees are calculated based on the average daily net asset value attributable to Class A and Class C shares of the Fund, respectively (see Note 5). Class Y shares of the Predecessor Fund did not pay distribution fees. All expenses and fees paid to the Fund’s transfer agent for its services are allocated among the classes of shares based on the number of accounts in each class and the ratable allocation of related out-of-pocket expenses (see Note 4).
The Fund declares as daily dividends substantially all of its net investment income. All dividends are paid on a monthly basis. Short-term capital gain distributions, if any, may be declared with the daily dividends.
During the periods covered by these financial statements, distributions to shareholders were recorded as of the ex-dividend date. During the periods covered by these financial statements, distributions paid by the Predecessor Fund with respect to each class of shares were calculated in the same manner and at the same time, except that net investment income dividends to Class A, Class C, Class R and Class Y shares of the Predecessor Fund reflected different transfer agent and distribution expense rates.
G.	Risks
The value of securities held by the Fund may go up or down, sometimes rapidly or unpredictably, due to general market conditions, such as real or perceived adverse economic, political or regulatory conditions, recessions, the spread of infectious illness or other public health issues, inflation, changes in interest rates, armed conflict such as between Russia and Ukraine or in the Middle East, sanctions against Russia, other nations or individuals or companies and possible countermeasures, lack of liquidity in the bond markets or adverse investor sentiment. In the past several years, financial markets have experienced increased volatility, depressed valuations, decreased liquidity and heightened uncertainty. These conditions may continue, recur, worsen or spread. Inflation and interest rates may increase. These circumstances could adversely affect the value and liquidity of the Fund’s investments and negatively impact the Fund’s performance.
Some sectors of the economy and individual issuers have experienced or may experience particularly large losses. Periods of extreme volatility in the financial markets, reduced liquidity of many instruments, increased government debt, inflation, and disruptions to supply chains, consumer demand and employee availability, may continue for some time. Following Russia’s invasion of Ukraine, Russian securities lost all, or
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nearly all, their market value. Other securities or markets could be similarly affected by past or future political, geopolitical or other events or conditions.
Governments and central banks, including the U.S. Federal Reserve, have taken extraordinary and unprecedented actions to support local and global economies and the financial markets. These actions have resulted in significant expansion of public debt, including in the U.S. The consequences of high public debt, including its future impact on the economy and securities markets, may not be known for some time.
The U.S. and other countries are periodically involved in disputes over trade and other matters, which may result in tariffs, investment restrictions and adverse impacts on affected companies and securities. For example, the U.S. has imposed tariffs and other trade barriers on Chinese exports, has restricted sales of certain categories of goods to China, and has established barriers to investments in China. Trade disputes may adversely affect the economies of the U.S. and its trading partners, as well as companies directly or indirectly affected and financial markets generally. If the political climate between the U.S. and China does not improve or continues to deteriorate, if China enters into military conflict with Taiwan, the Philippines or another neighbor, or if other geopolitical conflicts develop or get worse, economies, markets and individual securities may be severely affected both regionally and globally, and the value of the Fund’s assets may go down.
At times, the Fund’s investments may represent industries or industry sectors that are interrelated or have common risks, making the Fund more susceptible to any economic, political, or regulatory developments or other risks affecting those industries and sectors.
The Fund’s investments in foreign markets and countries with limited developing markets may subject the Fund to a greater degree of risk than investments in a developed market. These risks include disruptive political or economic conditions, military conflicts and sanctions, terrorism, sustained economic downturns, financial instability, less liquid trading markets, extreme price volatility, currency risks, reduction of government or central bank support, inadequate accounting standards, tariffs, tax disputes or other tax burdens, nationalization or expropriation of assets and the imposition of adverse governmental laws, arbitrary application of laws and regulations or lack of rule of law and investment and repatriation restrictions. Lack of information and less market regulation also may affect the value of these securities. Withholding and other non-U.S. taxes may decrease the Fund’s return. Non-U.S. issuers may be located in parts of the world that have
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historically been prone to natural disasters. Investing in depositary receipts is subject to many of the same risks as investing directly in non-U.S. issuers. Depositary receipts may involve higher expenses and may trade at a discount (or premium) to the underlying security.
Russia launched a large-scale invasion of Ukraine on February 24, 2022. In response to the military action by Russia, various countries, including the U.S., the United Kingdom, and European Union issued broad-ranging economic sanctions against Russia and Belarus and certain companies and individuals. Since then, Russian securities lost all, or nearly all, their market value, and many other issuers, securities and markets have been adversely affected. The United States and other countries may impose sanctions on other countries, companies and individuals in light of Russia’s military invasion. The extent and duration of the military action or future escalation of such hostilities, the extent and impact of existing and future sanctions, market disruptions and volatility, and the result of any diplomatic negotiations cannot be predicted. These and any related events could have a significant impact on the value and liquidity of certain Fund investments, on Fund performance and the value of an investment in the Fund, particularly with respect to securities and commodities, such as oil, natural gas and food commodities, as well as other sectors with exposure to Russian issuers or issuers in other countries affected by the invasion, and are likely to have collateral impacts on market sectors globally.
Normally, the Fund invests at least 80% of its total assets in below-investment-grade (high-yield) debt securities and preferred stocks. Some of these high-yield securities may be convertible into equity securities of the issuer. Debt securities rated below-investment-grade are commonly referred to as “junk bonds” and are considered speculative with respect to the issuer’s capacity to pay interest and repay principal. These securities involve greater risk of loss, are subject to greater price volatility, and may be less liquid and more difficult to value, especially during periods of economic uncertainty or change, than higher rated debt securities.
The market prices of the Fund’s fixed income securities may fluctuate significantly when interest rates change. The value of your investment will generally go down when interest rates rise. A rise in rates tends to have a greater impact on the prices of longer term or duration securities. For example, if interest rates increase by 1%, the value of a Fund’s portfolio with a portfolio duration of ten years would be expected to decrease by 10%, all other things being equal. A general rise in interest rates could adversely affect the price and liquidity of fixed income securities. The maturity of a security may be significantly longer than
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its effective duration. A security’s maturity and other features may be more relevant than its effective duration in determining the security’s sensitivity to other factors affecting the issuer or markets generally, such as changes in credit quality or in the yield premium that the market may establish for certain types of securities (sometimes called “credit spread”). In general, the longer its maturity the more a security may be susceptible to these factors. When the credit spread for a fixed income security goes up, or “widens”, the value of the security will generally go down.
If an issuer or guarantor of a security held by the Fund or a counterparty to a financial contract with the Fund defaults on its obligation to pay principal and/or interest, has its credit rating downgraded or is perceived to be less creditworthy, or the credit quality or value of any underlying assets declines, the value of your investment will typically decline. Changes in actual or perceived creditworthiness may occur quickly. The Fund could be delayed or hindered in its enforcement of rights against an issuer, guarantor or counterparty.
The Fund’s investments, payment obligations and financing terms may be based on floating rates, such as LIBOR (London Interbank Offered Rate) or SOFR (Secured Overnight Financing Rate). ICE Benchmark Administration, the administrator of LIBOR, has ceased publication of most LIBOR settings on a representative basis. Actions by regulators have resulted in the establishment of alternative reference rates to LIBOR in most major currencies. In the U.S., a common benchmark replacement is based on the SOFR published by the Federal Reserve Bank of New York, including certain spread adjustments and benchmark replacement conforming changes, although other benchmark replacements (without or without spread adjustments) may be used in certain transactions. The impact of the transition from LIBOR on the Fund’s transactions and financial markets generally cannot yet be determined. The transition away from LIBOR may lead to increased volatility and illiquidity in markets for instruments that have relied on LIBOR and may adversely affect the Fund’s performance.
The Fund may invest in REIT securities, the value of which can fall for a variety of reasons, such as declines in rental income, fluctuating interest rates, poor property management, environmental liabilities, uninsured damage, increased competition, or changes in real estate tax laws.
With the increased use of technologies such as the Internet to conduct business, the Fund is susceptible to operational, information security and related risks. While the Adviser has established business continuity plans in the event of, and risk management systems to prevent, limit or
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mitigate, such cyber-attacks, there are inherent limitations in such plans and systems, including the possibility that certain risks have not been identified. Furthermore, the Fund cannot control the cybersecurity plans and systems put in place by service providers to the Fund such as the Fund’s custodian and accounting agent, and the Fund’s transfer agent. In addition, many beneficial owners of Fund shares hold them through accounts at broker-dealers, retirement platforms and other financial market participants over which neither the Fund nor the Adviser exercises control. Each of these may in turn rely on service providers to them, which are also subject to the risk of cyber-attacks. Cybersecurity failures or breaches at the Adviser or the Fund’s service providers or intermediaries have the ability to cause disruptions and impact business operations, potentially resulting in financial losses, interference with the Fund’s ability to calculate its net asset value, impediments to trading, the inability of Fund shareholders to effect share purchases, redemptions or exchanges or receive distributions, loss of or unauthorized access to private shareholder information and violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, or additional compliance costs. Such costs and losses may not be covered under any insurance. In addition, maintaining vigilance against cyber-attacks may involve substantial costs over time, and system enhancements may themselves be subject to cyber-attacks.
The Fund’s prospectus contains unaudited information regarding the Fund’s principal risks. Please refer to that document when considering the Fund’s principal risks.
H.	Restricted Securities
Restricted Securities are subject to legal or contractual restrictions on resale. Restricted securities generally are resold in transactions exempt from registration under the Securities Act of 1933. Private placement securities are generally considered to be restricted except for those securities traded between qualiﬁed institutional investors under the provisions of Rule 144A of the Securities Act of 1933.
Disposal of restricted investments may involve negotiations and expenses, and prompt sale at an acceptable price may be difﬁcult to achieve. Restricted investments held by the Fund at April 30, 2025 are listed in the Schedule of Investments.
I.	Insurance-Linked Securities (“ILS”)
The Fund invests in ILS. The Fund could lose a portion or all of the principal it has invested in an ILS, and the right to additional interest or dividend payments with respect to the security, upon the occurrence of
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one or more trigger events, as deﬁned within the terms of an insurance-linked security. Trigger events, generally, are hurricanes, earthquakes, or other natural events of a speciﬁc size or magnitude that occur in a designated geographic region during a speciﬁed time period, and/or that involve losses or other metrics that exceed a speciﬁc amount. There is no way to accurately predict whether a trigger event will occur, and accordingly, ILS carry signiﬁcant risk. The Fund is entitled to receive principal, and interest and/or dividend payments so long as no trigger event occurs of the description and magnitude speciﬁed by the instrument. In addition to the speciﬁed trigger events, ILS may expose the Fund to other risks, including but not limited to issuer (credit) default, adverse regulatory or jurisdictional interpretations and adverse tax consequences.
The Fund’s investments in ILS may include event-linked bonds. ILS also may include special purpose vehicles (“SPVs”) or similar instruments structured to comprise a portion of a reinsurer’s catastrophe-oriented business, known as quota share instruments (sometimes referred to as reinsurance sidecars), or to provide reinsurance relating to speciﬁc risks to insurance or reinsurance companies through a collateralized instrument, known as collateralized reinsurance. Structured reinsurance investments also may include industry loss warranties (“ILWs”). A traditional ILW takes the form of a bilateral reinsurance contract, but there are also products that take the form of derivatives, collateralized structures, or exchange-traded instruments.
Where the ILS are based on the performance of underlying reinsurance contracts, the Fund has limited transparency into the individual underlying contracts, and therefore must rely upon the risk assessment and sound underwriting practices of the issuer. Accordingly, it may be more difficult for the Adviser to fully evaluate the underlying risk profile of the Fund’s structured reinsurance investments, and therefore the Fund’s assets are placed at greater risk of loss than if the Adviser had more complete information. Structured reinsurance instruments generally will be considered illiquid securities by the Fund. These securities may be difficult to purchase, sell or unwind. Illiquid securities also may be difficult to value. If the Fund is forced to sell an illiquid asset, the Fund may be forced to sell at a loss.
J.	Forward Foreign Currency Exchange Contracts
The Fund may enter into forward foreign currency exchange contracts (“contracts”) for the purchase or sale of a specific foreign currency at a fixed price on a future date. All contracts are marked-to-market daily at the applicable exchange rates, and any resulting unrealized appreciation
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or depreciation is recorded in the Fund’s financial statements. The Fund records realized gains and losses at the time a contract is offset by entry into a closing transaction or extinguished by delivery of the currency. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of the contract and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar (see Note 8).
During the six months ended April 30, 2025, the Fund had entered into various forward foreign currency exchange contracts that obligated the Fund to deliver or take delivery of currencies at specified future maturity dates. Alternatively, prior to the settlement date of a forward foreign currency exchange contract, the Fund may close out such contract by entering into an offsetting contract.
The average market value of forward foreign currency exchange contracts open during the six months ended April 30, 2025 was $2,045,445 and $10,840,611 for buys and sells, respectively. Open forward foreign currency exchange contracts outstanding at April 30, 2025 are listed in the Schedule of Investments.
K.	Credit Default Swap Contracts
A credit default swap is a contract between a buyer of protection and a seller of protection against a pre-defined credit event or an underlying reference obligation, which may be a single security or a basket or index of securities. The Fund may buy or sell credit default swap contracts to seek to increase the Fund’s income, or to attempt to hedge the risk of default on portfolio securities. A credit default swap index is used to hedge risk or take a position on a basket of credit entities or indices.
As a seller of protection, the Fund would be required to pay the notional (or other agreed-upon) value of the referenced debt obligation to the counterparty in the event of a default by a U.S. or foreign corporate issuer of a debt obligation, which would likely result in a loss to the Fund. In return, the Fund would receive from the counterparty a periodic stream of payments during the term of the contract, provided that no event of default occurred. The maximum exposure of loss to the seller would be the notional value of the credit default swaps outstanding. If no default occurs, the Fund would keep the stream of payments and would have no payment obligation. The Fund may also buy credit default swap contracts in order to hedge against the risk of default of debt securities, in which case the Fund would function as the counterparty referenced above.
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As a buyer of protection, the Fund makes an upfront or periodic payment to the protection seller in exchange for the right to receive a contingent payment. An upfront payment made by the Fund, as the protection buyer, is recorded within the “Swap contracts, at value” line item on the Statement of Assets and Liabilities. Periodic payments received or paid by the Fund are recorded as realized gains or losses on the Statement of Operations.
Credit default swap contracts are marked-to-market daily using valuations supplied by independent sources, and the change in value, if any, is recorded within the “Swap contracts, at value” line item on the Statement of Assets and Liabilities. Payments received or made as a result of a credit event or upon termination of the contract are recognized, net of the appropriate amount of the upfront payment, as realized gains or losses on the Statement of Operations.
Credit default swap contracts involving the sale of protection may involve greater risks than if the Fund had invested in the referenced debt instrument directly. Credit default swap contracts are subject to general market risk, liquidity risk, counterparty risk and credit risk. If the Fund is a protection buyer and no credit event occurs, it will lose its investment. If the Fund is a protection seller and a credit event occurs, the value of the referenced debt instrument received by the Fund, together with the periodic payments received, may be less than the amount the Fund pays to the protection buyer, resulting in a loss to the Fund. In addition, obligations under sell protection credit default swaps may be partially offset by net amounts received from settlement of buy protection credit default swaps entered into by the Fund for the same reference obligation with the same counterparty.
Certain swap contracts that are cleared through a central clearinghouse are referred to as centrally cleared swaps. All payments made or received by the Fund are pursuant to a centrally cleared swap contract with the central clearing party rather than the original counterparty. Upon entering into a centrally cleared swap contract, the Fund is required to make an initial margin deposit, either in cash or in securities. The daily change in value on open centrally cleared contracts is recorded as “Variation margin for centrally cleared swap contracts” on the Statement of Assets and Liabilities. Cash received from or paid to the broker related to previous margin movement is held in a segregated account at the broker and is recorded as either “Due from broker for swaps” or “Due to broker for swaps” on the Statement of Assets and Liabilities. The amount of cash deposited with a broker as collateral at April 30, 2025 is recorded as “Swaps collateral” on the Statement of Assets and Liabilities.
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The Fund may invest in credit default swap index products ("CDX"). A CDX is a swap on an index of credit default swaps. CDXs allow an investor to manage credit risk or take a position on a basket of credit entities (such as credit default swaps or commercial mortgage-backed securities) in a more efficient manner than transacting in a single-name credit default swap. If a credit event occurs in one of the underlying companies, the protection is paid out via the delivery of the defaulted bond by the buyer of protection in return for a payment of notional value of the defaulted bond by the seller of protection or it may be settled through a cash settlement between the two parties. The underlying company is then removed from the index. If the Fund holds a long position in a CDX, the Fund would indirectly bear its proportionate share of any expenses paid by a CDX. A fund holding a long position in CDXs typically receives income from principal or interest paid on the underlying securities. By investing in CDXs, the Fund could be exposed to liquidity risk, counterparty risk, credit risk of the issuers of the underlying loan obligations and of the CDX markets, and operational risks. If there is a default by the CDX counterparty, the Fund will have contractual remedies pursuant to the agreements related to the transaction. CDXs also bear the risk that the Fund will not be able to meet its obligation to the counterparty.
The average notional values of credit default swap contracts buy protection and credit default swap contracts sell protection open during the six months ended April 30, 2025 were $29,430,000 and $521,733, respectively. Open credit default swap contracts at April 30, 2025 are listed in the Schedule of Investments.
2. Investment Advisory Agreement
The Adviser manages the Fund’s portfolio. Management fees payable under the Fund’s Investment Advisory Agreement with the Adviser are calculated daily and paid monthly at the annual rate of 0.70% of the Fund’s average daily net assets up to $500 million, 0.65% of the next $500 million of the Fund’s average daily net assets, 0.60% of the next $500 million of the Fund’s average daily net assets, 0.55% of the next $500 million of the Fund’s average daily net assets, 0.45% of the next $6 billion of the Fund’s average daily net assets, 0.40% of the next $1 billion of the Fund’s average daily net assets, 0.35% of the next $1 billion of the Fund’s average daily net assets, and 0.30% of the Fund’s average daily net assets over $10 billion. Prior to the Reorganization, Amundi Asset Management US, Inc. ("Amundi US") served as the investment adviser of the Predecessor Fund.  Under an investment management agreement with Amundi US, the Predecessor Fund paid management fees at the annual rate of 0.70% of the Predecessor Fund’s average daily net assets up to $500 million, 0.65% of the next
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$500 million of the Predecessor Fund’s average daily net assets, 0.60% of the next $500 million of the Predecessor Fund’s average daily net assets, 0.55% of the next $500 million of the Predecessor Fund’s average daily net assets, 0.45% of the next $6 billion of the Predecessor Fund’s average daily net assets, 0.40% of the next $1 billion of the Predecessor Fund’s average daily net assets, 0.35% of the next $1 billion of the Predecessor Fund’s average daily net assets, and 0.30% of the Predecessor Fund’s average daily net assets over $10 billion. For the six months ended April 30, 2025, the effective management fee was equivalent to 0.69% (annualized) of the Predecessor Fund’s average daily net assets.
Prior to the Reorganization, Amundi US contractually agreed to limit ordinary operating expenses (ordinary operating expenses means all fund expenses other than taxes, brokerage commissions, acquired fund fees and expenses and extraordinary expenses, such as litigation) of the Fund to the extent required to reduce Fund expenses to 1.10% and 0.85% of the average daily net assets attributable to Class A and Class Y shares, respectively. These expense limitations were in effect during the six months ended April 30, 2025.
Effective April 1, 2025 the Adviser has contractually agreed to waive its management fee and/or reimburse expenses so that the total annual fund operating expenses (excluding certain items such as interest, taxes, brokerage commissions) do not exceed 1.10%, 1.93%, 0.85% for Class A, Class C and Class Y shares, respectively. These expense limitations are in effect through April 1, 2028. The Adviser is permitted to recoup advisory fees waived and expenses reimbursed for up to two years after the date of the waiver or reimbursement, subject to the lesser of any operating expense limits in effect at the time of (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount. The agreement may only be terminated by the Fund’s Board of Trustees. There can be no assurance that the Adviser will extend the expense limitation agreement for a class of shares beyond the date referred to above. Fees waived and expenses reimbursed during the six months ended April 30, 2025 are reflected on the Statement of Operations.
In addition, under the management and administration agreements with Amundi US, certain other services and costs, including accounting, regulatory reporting and insurance premiums, were paid by the Predecessor Fund as administrative reimbursements. Reflected on the Statement of Assets and Liabilities is $302,008 in management fees payable to the Advisor at April 30, 2025.
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3. Compensation of Officers and Trustees
The Fund pays an annual fee to its Trustees. Except for the chief compliance officer, the Fund does not pay any salary or other compensation to its officers. The Fund pays a portion of the chief compliance officer’s compensation for his services as the Fund’s chief compliance officer. The Adviser pays the remaining portion of the chief compliance officer’s compensation. For the six months ended April 30, 2025, the Predecessor Fund paid $11,613 in Officers’ and Trustees’ compensation, which is reflected on the Statement of Operations as Officers’ and Trustees’ fees. At April 30, 2025, on its Statement of Assets and Liabilities, the Predecessor Fund had a payable for Trustees’ fees of $1,839 and a payable for administrative expenses of $33,465, which includes the payable for Officers’ compensation.
4. Transfer Agent
BNY Mellon Investment Servicing (US) Inc. serves as the transfer agent to the Fund at negotiated rates. Transfer agent fees and payables shown on the Statement of Operations and the Statement of Assets and Liabilities, respectively, include sub-transfer agent expenses incurred through the Fund’s omnibus relationship contracts.
In addition, during the periods covered by the financial statements the Fund reimbursed the transfer agent for out-of-pocket expenses incurred by the transfer agent related to shareholder communications activities such as proxy and statement mailings, and outgoing phone calls. For the six months ended April 30, 2025, such out-of-pocket expenses by class of shares were as follows:
Shareholder Communications:
Class A	$30,911
Class C	828
Class R	264
Class Y	4,721
Total	$36,724
5. Distribution Plan
The Fund has adopted a distribution plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act with respect to its Class A and Class C shares. Pursuant to the Plan, the Fund pays the Distributor 0.25% of the average daily net assets attributable to Class A shares as compensation for personal services and/or account maintenance services or distribution services with regard to Class A shares. Pursuant to the Plan, the Fund also pays the Distributor 1.00% of the average daily net assets attributable to Class C shares. The fee for Class C shares consists of a 0.25% service fee
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and a 0.75% distribution fee paid as compensation for personal services and/or account maintenance services or distribution services with regard to Class C shares. Reflected on the Statement of Assets and Liabilities is $39,694 in distribution fees payable to Amundi Distributor US, Inc, the Predecessor Fund’s distributor, at April 30, 2025.
In addition, redemptions of Class A and Class C shares may be subject to a contingent deferred sales charge (“CDSC”). A CDSC of 1.00% may be imposed on redemptions of certain net asset value purchases of Class A shares within 12 months of purchase. Redemptions of Class C shares within 12 months of purchase are subject to a CDSC of 1.00%, based on the lower of cost or market value of shares being redeemed. Shares purchased as part of an exchange remain subject to any CDSC that applied to the original purchase of those shares. There is no CDSC for Class Y shares. Proceeds from the CDSCs are paid to the Distributor. For the six months ended April 30, 2025, CDSCs in the amount of $276 were paid to Amundi Distributor US, Inc, the Predecessor Fund’s distributor, or to the Distributor.
6. Line of Credit Facility
During the periods covered by these financial statements, the Predecessor Fund participated in a committed, unsecured revolving line of credit (“credit facility”). Borrowings were used solely for temporary or emergency purposes. The Predecessor Fund was permitted to borrow up to the lesser of the amount available under the credit facility or the limits set for borrowing by the Predecessor Fund’s prospectus and the 1940 Act. The Predecessor Fund participated in a credit facility in the amount of $250 million. The commitment fee with respect to the credit facility was 0.20% of the daily unused portion of each lender’s commitment. For the six months ended April 30, 2025, the Predecessor Fund had no borrowings under the credit facility.
7. Master Netting Agreements
The Fund has entered into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with substantially all of its derivative counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs the trading of certain Over the Counter (“OTC”) derivatives and typically contains, among other things, close-out and set- off provisions which apply upon the occurrence of an event of default and/or a termination event as deﬁned under the relevant ISDA Master Agreement. The ISDA Master Agreement may also give a party the right to terminate all transactions traded under such agreement if, among other things, there is deterioration in the credit quality of the other party.
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Upon an event of default or a termination of the ISDA Master Agreement, the non-defaulting party has the right to close-out all transactions under such agreement and to net amounts owed under each transaction to determine one net amount payable by one party to the other. The right to close out and net payments across all transactions under the ISDA Master Agreement could result in a reduction of the Fund’s credit risk to its counterparty equal to any amounts payable by the Fund under the applicable transactions, if any. However, the Fund’s right to set-off may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which each speciﬁc ISDA Master Agreement of each counterparty is subject.
The collateral requirements for derivatives transactions under an ISDA Master Agreement are governed by a credit support annex to the ISDA Master Agreement. Collateral requirements are generally determined at the close of business each day and are typically based on changes in market values for each transaction under an ISDA Master Agreement and netted into one amount for such agreement. Generally, the amount of collateral due from or to a counterparty is subject to threshold (a “minimum transfer amount”) before a transfer is required, which may vary by counterparty. Collateral pledged for the beneﬁt of the Fund and/or counterparty is held in segregated accounts by the Fund’s custodian and cannot be sold, re- pledged, assigned or otherwise used while pledged. Cash that has been segregated to cover the Fund’s collateral obligations, if any, will be reported separately on the Statement of Assets and Liabilities as “Swaps collateral”. Securities pledged by the Fund as collateral, if any, are identiﬁed as such in the Schedule of Investments.
Financial instruments subject to an enforceable master netting agreement, such as an ISDA Master Agreement, have been offset on the Statement of Assets and Liabilities. The following charts show gross liabilities of the Fund as of April 30, 2025.
Counterparty	Derivative Liabilities Subject to Master Netting Agreement	Derivatives Available for Offset	Non-Cash Collateral Pledged(a)	Cash Collateral Pledged(a)	Net Amount of Derivative Liabilities(b)
Citibank NA	$391,850	$—	$—	$(391,850)	$—
HSBC Bank USA NA	32,463	—	—	—	32,463
Total	$424,313	$—	$—	$(391,850)	$32,463

(a)	The amount presented here may be less than the total amount of collateral received/pledged, as the net amount of derivative assets and liabilities cannot be less than $0.
(b)	Represents the net amount payable to the counterparty in the event of default.
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8. Additional Disclosures about Derivative Instruments and Hedging Activities
The Fund’s use of derivatives may enhance or mitigate the Fund’s exposure to the following risks:
Interest rate risk relates to the ﬂuctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.
Credit risk relates to the ability of the issuer of a ﬁnancial instrument to make further principal or interest payments on an obligation or commitment that it has to the Fund.
Foreign exchange rate risk relates to ﬂuctuations in the value of an asset or liability due to changes in currency exchange rates.
Equity risk relates to the ﬂuctuations in the value of ﬁnancial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange rate risk), whether caused by factors speciﬁc to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.
Commodity risk relates to the risk that the value of a commodity or commodity index will ﬂuctuate based on increases or decreases in the commodities market and factors speciﬁc to a particular industry or commodity.
The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at April 30, 2025, was as follows:
Statement of Assets and Liabilities	Interest Rate Risk	Credit Risk	Foreign Exchange Rate Risk	Equity Risk	Commodity Risk
Liabilities
Unrealized depreciation on forward foreign currency exchange contracts	$—	$—	$424,313	$—	$—
Centrally cleared swap contracts†	—	25,621	—	—	—
Total Value	$—	$25,621	$424,313	$—	$—

†	Includes cumulative unrealized appreciation (depreciation) of centrally cleared swap contracts as reported in the Schedule of Investments. Only net variation margin is reported within the receivables and/or payables on the Statement of Assets and Liabilities.
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The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations by risk exposure at April 30, 2025 was as follows:
Statement of Operations	Interest Rate Risk	Credit Risk	Foreign Exchange Rate Risk	Equity Risk	Commodity Risk
Net Realized Gain (Loss) on
Forward foreign currency exchange contracts	$—	$—	$578,758	$—	$—
Swap contracts	—	579,245	—	—	—
Total Value	$—	$579,245	$578,758	$—	$—
Change in Net Unrealized Appreciation (Depreciation) on
Forward foreign currency exchange contracts	$—	$—	$(741,007)	$—	$—
Swap contracts	—	9,135	—	—	—
Total Value	$—	$9,135	$(741,007)	$—	$—
9. Unfunded Loan Commitments
The Fund may enter into unfunded loan commitments. Unfunded loan commitments may be partially or wholly unfunded. During the contractual period, the Fund is obliged to provide funding to the borrower upon demand. A fee is earned by the Fund on the unfunded loan commitment and is recorded as interest income on the Statement of Operations. Unfunded loan commitments are fair valued in accordance with the valuation policy described in Note 1A and unrealized appreciation or depreciation, if any, is recorded on the Statement of Assets and Liabilities.
As of April 30, 2025, the Predecessor Fund had no unfunded loan commitments outstanding.
10. Subsequent Event
On May 2, 2025 (the “Closing Date”), the Predecessor Fund was reorganized with the Fund (the “Reorganization”). The purpose of this transaction was to combine two funds with similar investment objectives and strategies.
This tax-free Reorganization was accomplished by exchanging the assets and liabilities of the Predecessor Fund for shares of the Fund. Shareholders holding Class A, Class C, Class R and Class Y shares of the Predecessor Fund received Class A, Class C, Class A and Class Y shares of the Fund, respectively, in the Reorganization. The investment portfolio of the Predecessor Fund, with an aggregate value of $518,531,348 and an identified cost of $540,541,400 at May 2, 2025, was the principal asset acquired by the Fund.
50Victory Pioneer High Yield Fund | Semi-Annual | 4/30/25

The Predecessor Fund was the accounting survivor of the Reorganization. Accordingly, the Predecessor Fund’s performance and financial history have become the performance and financial history of the Fund.
Victory Pioneer High Yield Fund | Semi-Annual | 4/30/2551

Approval of Investment Advisory Agreement with Victory Capital Management Inc.
Victory Capital Management Inc. (“Victory Capital”) serves as the investment adviser to Victory Pioneer High Yield Fund (the “Fund”) pursuant to an investment advisory agreement between Victory Capital and the Fund (the “Investment Advisory Agreement”).
The Fund is newly-organized and was established in connection with the reorganization of Pioneer High Yield Fund (the “Predecessor Fund”) into the Fund (the “Reorganization”). The Predecessor Fund and the Fund entered into the Reorganization in connection with the contribution of Amundi Asset Management US, Inc. (“Amundi US”), the Predecessor Fund’s investment adviser, to Victory Capital Holdings, Inc. (“Victory Capital Holdings”), the parent company of Victory Capital (the “Transaction”). The Reorganization was approved by shareholders of the Predecessor Fund at a meeting held on April 28, 2025 and was consummated on May 2, 2025.
The Trustees of the Fund, including all of the Independent Trustees, met to consider the Investment Advisory Agreement at an in-person meeting held on December 16, 2024. The Independent Trustees also served on the Board of Trustees of the Predecessor Fund.
To assist the Trustees in their consideration of the Investment Advisory Agreement, Victory Capital provided extensive information to the Trustees regarding the Reorganization, the Transaction and the investment advisory services to be provided by Victory Capital under the Investment Advisory Agreement. Before and during the December 16, 2024 meeting, the Trustees sought additional information as they deemed necessary and appropriate. In connection with their consideration of the Investment Advisory Agreement, the Independent Trustees worked with their independent legal counsel to prepare requests for additional information that were submitted to Victory Capital and Amundi US. The Trustees’ requests for information sought information relevant to the Trustees’ consideration of the Investment Advisory Agreement and anticipated impacts of the Reorganization and the Transaction on the Fund and its shareholders. The Independent Trustees met with senior management representatives of Victory Capital and Amundi US on numerous occasions to discuss various aspects of the Reorganization and the Transaction, to review information provided to assist the Independent Trustees in their consideration of the Investment Advisory Agreement, the Reorganization and the Transaction, and to make supplemental due diligence requests for additional information from Victory Capital and Amundi US with respect to the Investment
52Victory Pioneer High Yield Fund | Semi-Annual | 4/30/25

Advisory Agreement, the Reorganization and the Transaction. Victory Capital and Amundi US provided documents and information in response to the requests from the Independent Trustees, as well as made presentations to, and responded to questions from, the Independent Trustees.
Prior to voting on the Investment Advisory Agreement, the Independent Trustees reviewed the Reorganization, the Transaction and the Investment Advisory Agreement with representatives of Amundi US and Victory Capital, counsel to the Fund and counsel to the Independent Trustees. The Independent Trustees also reviewed the Reorganization, the Transaction and the Investment Advisory Agreement with their independent legal counsel in private sessions at which no representatives of Amundi US, Victory Capital or counsel to the Fund were present.
The Trustees’ evaluation of the Investment Advisory Agreement reflected information provided specifically in connection with their review of the Investment Advisory Agreement, as well as, where relevant, information that was previously furnished to the Independent Trustees in connection with the renewal of the Predecessor Fund’s investment advisory agreement with Amundi US (the “Predecessor Fund Investment Advisory Agreement”) at an in-person meeting of the Predecessor Fund’s Board of Trustees held on September 17, 2024 and at other meetings of the Predecessor Fund’s Board of Trustees throughout the prior year.
Among other things, the Trustees considered:
(i)   that, in the Transaction, Amundi US would be combined into Victory Capital Holdings in exchange for shares of Victory Capital Holdings issued to Amundi Asset Management S.A.S. (“Amundi”), the parent company of Amundi US, without Amundi becoming a controlling stockholder of Victory Capital Holdings, and that Victory Capital Holdings and Amundi would establish a long-term reciprocal distribution partnership;
(ii)   representations by Victory Capital regarding the reputation, experience, financial strength and resources of Victory Capital and its investment franchises;
(iii)   that Victory Capital informed the Trustees that the portfolio managers of the Predecessor Fund were expected to continue to act as portfolio managers of the Fund following the consummation of the Reorganization as members of Pioneer Investments, a planned Victory Capital investment franchise, managing the Fund using the same investment approach under which the Predecessor Fund was managed, and the Trustees considered the historical investment performance record of the Predecessor Fund under such investment approach;
Victory Pioneer High Yield Fund | Semi-Annual | 4/30/2553

(iv)   the non-investment resources, infrastructure and personnel of Victory Capital that would be involved in Victory Capital’s services to the Fund, including Victory Capital’s legal and operational structure, risk management, administrative, legal, compliance and cybersecurity functions;
(v)   Victory Capital’s distribution capabilities, including its significant network of intermediary relationships, which may provide additional opportunities for the Fund to grow assets and lower fees and expenses through increased economies of scale;
(vi)   Victory Capital’s broad distribution network and a large fund family of Victory Funds may also provide opportunities for asset growth for the Fund and economies of scale through the potential to negotiate lower fee rates from service providers and to determine based on the assets of the entire Victory Fund complex;
(vii)   the fact that the contractual advisory fee rate payable by the Fund would be the same as the contractual advisory fee rate payable by the Predecessor Fund;
(viii)   the fact that the Independent Trustees received full comparative fee and expense data in connection with their approval of the continuance of the Predecessor Fund Investment Advisory Agreement at the in-person meeting of the Predecessor Fund’s Board of Trustees held on September 17, 2024;
(ix)   that Victory Capital agreed with the Trustees that, for at least three years after the closing of the Reorganization, Victory Capital would waive fees and/or reimburse expenses so that the Fund’s total net annual operating expenses (excluding certain customary items) does not exceed the lower of (i) the total net annual operating expenses associated with investing in the Predecessor Fund after application of expense limitation arrangements in effect for the Predecessor Fund, if any, or (ii) the total net annual operating expenses of the Predecessor Fund as of the end of the Predecessor Fund’s most recent fiscal year at the time of the closing of the Reorganization, and that the contractual expense limitation agreement permits Victory Capital to recoup advisory fees waived and expenses reimbursed for up to two years after the fiscal year in which the waiver or reimbursement took place, subject to the lesser of any operating expense limitation in effect at the time of: (1) the original waiver or expense reimbursement; or (2) recoupment, after giving effect to the recoupment amount;
(x)   that the investment objective, principal investment strategies and principal risks of the Fund are the same as those of the Predecessor Fund;
54Victory Pioneer High Yield Fund | Semi-Annual | 4/30/25

(xi)   that Victory Capital had acquired and integrated several investment management companies;

(xii)   that Victory Capital had agreed to conduct, and use reasonable best efforts to cause its affiliates to conduct, its business in compliance with Section 15(f) of the 1940 Act so as not to impose an “unfair burden” on the Fund; and
(xiii)   the potential benefits to the shareholders of the Fund, including continuity of portfolio management and operating efficiencies due to the greater scale of Victory Capital that may be achieved from the Reorganization.
Certain of these considerations are discussed in more detail below.
The Trustees also requested, obtained and considered the following information in connection with their evaluation of the Reorganization, the Transaction and the Investment Advisory Agreement for the Fund: (i) memoranda provided by Fund counsel that summarized the legal standards and other considerations that are relevant to the Trustees in their deliberations regarding the Investment Advisory Agreement; and (ii) the financial statements of Victory Capital, a profitability analysis provided by Victory Capital, and an analysis from Victory Capital as to possible economies of scale. The Independent Trustees further considered materials provided in connection with their review of the Predecessor Fund Investment Advisory Agreement, including information regarding the qualifications of the investment management team for the Fund, as well as the level of investment by the Fund’s portfolio managers in the Fund. In addition, the Independent Trustees considered the information provided at and in connection with regularly scheduled meetings of the Board of Trustees of the Predecessor Fund throughout the year regarding the Predecessor Fund’s performance and risk attributes, including through meetings with investment management personnel, and took into account other information related to the Predecessor Fund provided to the Independent Trustees at regularly scheduled meetings.
At the December 16, 2024 meeting, based on their evaluation of the information provided, the Trustees including the Independent Trustees voting separately, approved the Investment Advisory Agreement. In approving the Investment Advisory Agreement, the Trustees considered various factors that they determined were relevant, including the factors described below. The Trustees did not identify any single factor as the controlling factor in their determinations.
Victory Pioneer High Yield Fund | Semi-Annual | 4/30/2555

Nature, Extent and Quality of Services
The Trustees considered that the Fund is newly-organized and was established in connection with the Reorganization. The Trustees considered that the investment objective, principal investment strategies and principal risks of the Fund are the same as those of the Predecessor Fund. The Trustees also considered Victory Capital’s representation that, under the Investment Advisory Agreement, the Fund would be managed using the same investment approach under which the Predecessor Fund was managed.
The Trustees considered the nature, extent and quality of the services that had been provided by Amundi US to the Predecessor Fund and that were expected to be provided by Victory Capital to the Fund following the consummation of the Reorganization, taking into account the investment objective and principal investment strategies of the Fund.
The Trustees considered information provided by Victory Capital regarding its business and operating structure, scale of operations, leadership and reputation. The Trustees also considered the capabilities, resources, and personnel of Victory Capital, in order to determine whether Victory Capital is capable of providing at least the same level of investment management services provided to the Predecessor Fund. The Trustees received information regarding Victory Capital’s plans to integrate Amundi US investment personnel into Victory Capital as members of Pioneer Investments, a Victory Capital investment franchise. The Independent Trustees noted that they had considered the qualifications of the portfolio managers at Amundi US at meetings of the Predecessor Fund’s Board of Trustees held prior to September 17, 2024.
The Trustees considered the non-investment resources, infrastructure and personnel of Victory Capital that would be involved in Victory Capital’s services to the Fund, including Victory Capital’s compliance, risk management, cybersecurity and legal resources and personnel. The Trustees also reviewed information provided by Victory Capital related to its business, legal, and regulatory affairs, including information regarding the resources available to Victory Capital to provide the services specified under the Investment Advisory Agreement. The Trustees also considered Victory Capital’s financial condition, and noted that Victory Capital was expected to be able to provide a high level of service to the Fund and continuously invest and re-invest in its investment management business.
The Trustees considered that Amundi US supervised and monitored the performance of the Predecessor Fund’s service providers and provided the Predecessor Fund with personnel (including Fund officers) and other resources that were necessary for the Predecessor Fund’s business
56Victory Pioneer High Yield Fund | Semi-Annual | 4/30/25

management and operations, and considered the personnel and resources that Victory Capital proposed to provide with respect to such services for the Fund under the Investment Advisory Agreement. The Trustees also considered that, as administrator, Amundi US was responsible for the administration of the Predecessor Fund’s business and other affairs and that, following the Reorganization, Victory Capital would be responsible for the administration of the Fund’s business and other affairs. The Trustees considered that the fees Victory Capital would charge for administration services were higher than the fees that Amundi US received as reimbursement for services rendered, and considered Victory Capital’s explanation of the reasons for the differences in administration fees charged by Victory Capital and Amundi US as well as the expense limitation arrangement proposed to be implemented for the Fund for at least three years following the completion of the Reorganization.
Based on these considerations, the Trustees concluded that the nature, extent and quality of services that Victory Capital would provide to the Fund would be satisfactory and consistent with the terms of the Investment Advisory Agreement.
Performance of the Fund
The Fund is newly-organized and does not have a performance history. The Trustees considered that the Fund succeeded to the performance history of the Predecessor Fund in the Reorganization. In considering the Predecessor Fund’s performance, the Independent Trustees regularly reviewed and discussed throughout the year data and information comparing the Predecessor Fund’s performance with the performance of its peer group of funds, as classified by Morningstar, Inc. (Morningstar), and with the performance of the Predecessor Fund’s benchmark index. They also discussed the Predecessor Fund’s performance with the Predecessor Fund’s portfolio managers on a regular basis. The Independent Trustees’ regular reviews and discussions with respect to the Predecessor Fund were factored into the Trustees’ deliberations concerning the approval of the Investment Advisory Agreement.
In addition, the Trustees considered that the Predecessor Fund’s portfolio managers were expected to continue to act as portfolio managers of the Fund following the consummation of the Reorganization as members of Pioneer Investments, a Victory Capital investment franchise. The Trustees also considered that the investment objective and principal investment strategies of the Fund are the same as those of the Predecessor Fund.
Victory Pioneer High Yield Fund | Semi-Annual | 4/30/2557

Advisory Fee and Expenses
The Independent Trustees considered that the contractual advisory fee rate payable by the Fund under the Investment Advisory Agreement would be the same as the contractual advisory fee rate payable by the Predecessor Fund. The Independent Trustees also considered that, for at least three years after the close of the Reorganization, Victory Capital had agreed to waive fees and/or reimburse expenses of the Fund so that its total net operating expenses (excluding certain customary items) does not exceed the lower of (i) the total net annual operating expenses associated with investing in the Predecessor Fund after application of expense limitation arrangements in effect for the Predecessor Fund, if any, or (ii) the total net annual operating expenses of the Predecessor Fund as of the end of the Predecessor Fund’s most recent fiscal year, at the time of the closing of the Reorganization. The Independent Trustees also considered that they had received full comparative fee and expense data in connection with their approval of the continuance of the Predecessor Fund Investment Advisory Agreement at the in-person meeting of the Predecessor Fund’s Board of Trustees held on September 17, 2024. The Trustees concluded that the proposed advisory fee payable by the Fund to Victory Capital was reasonable in relation to the nature and quality of services to be provided by Victory Capital.
Profitability
The Trustees considered information provided by Victory Capital regarding the estimated profitability of Victory Capital with respect to the advisory services proposed to be provided by Victory Capital to the Fund, including the methodology used by Victory Capital in allocating certain of its costs to the management of the Fund. The Trustees also considered Victory Capital’s estimated profit margins in connection with the overall operation of the Fund. The Trustees considered the investments Victory Capital expected to make to support and grow the Pioneer funds brand and the costs to integrate the Amundi US/Pioneer Funds business into Victory Capital. The Trustees also considered information regarding Victory Capital’s profit margins with respect to the funds it currently manages. The Trustees considered Victory Capital’s representation that the fully integrated Amundi US/Pioneer Funds business, including investments to support ongoing growth, was expected to have a positive impact on Victory Capital’s overall financial profitability. The Trustees considered Victory Capital’s current profit margins in comparison to the limited industry data available and noted that the profitability of any adviser was affected by numerous factors, including its organizational structure and method for
58Victory Pioneer High Yield Fund | Semi-Annual | 4/30/25

allocating expenses. The Trustees concluded that Victory Capital’s estimated profitability with respect to the management of the Fund was not unreasonable.
Economies of Scale
The Trustees considered the extent to which Victory Capital may realize economies of scale or other efficiencies in managing and supporting the Fund. The Trustees noted the breakpoints in the management fee schedule. The Trustees recognize that economies of scale are difficult to identify and quantify, and that, among other factors that may be relevant, are the following: fee levels, expense subsidization, investment by Victory Capital in research and analytical capabilities and Victory Capital’s commitment and resource allocation to the Fund. The Trustees noted that profitability also may be an indicator of the availability of any economies of scale, although profitability may vary for other reasons including due to reductions in expenses. The Trustees concluded that economies of scale, if any, would be appropriately shared with the Fund.
Other Benefits
The Trustees considered the other benefits that Victory Capital may enjoy from its relationship with the Fund. The Trustees considered the character and amount of fees to be paid by the Fund, other than under the Investment Advisory Agreement, for services to be provided by Victory Capital and its affiliates. The Trustees further considered the revenues and profitability of Victory Capital’s businesses other than the Fund business. To the extent applicable, the Trustees also considered the potential benefits to the Fund and to Victory Capital and its affiliates from the use of “soft” commission dollars generated by the Fund to pay for research and brokerage services.
The Trustees noted that the completion of the Transaction would result in a long-term reciprocal distribution partnership between Amundi and Victory Capital, and that Victory Capital may benefit from Amundi’s ability to market the services of Victory Capital globally, including in an increase of the overall scale of Victory Capital. The Trustees considered that the Transaction would significantly increase Victory Capital’s assets under management and expand Victory Capital’s investment capabilities. The Trustees considered that this increased size and diversification could facilitate Victory Capital’s continued investment in its business and products, which Victory Capital would be able to leverage across a broader base of assets. The Trustees considered that Victory Capital and the Fund are expected to receive reciprocal intangible benefits from the relationship,
Victory Pioneer High Yield Fund | Semi-Annual | 4/30/2559

including mutual brand recognition. The Trustees concluded that any such benefits received by Victory Capital as a result of its relationship with the Fund were reasonable.
Conclusion
After consideration of the factors described above as well as other factors, the Trustees, including the Independent Trustees, concluded that the Investment Advisory Agreement, including the fees payable thereunder, was fair and reasonable and voted to approve the Investment Advisory Agreement.
60Victory Pioneer High Yield Fund | Semi-Annual | 4/30/25

How to Contact Victory Capital
We are pleased to offer a variety of convenient ways for you to contact us for assistance or information.
Call us for:

Account Information, including existing accounts,
new accounts, prospectuses, applications
and service forms
1-800-225-6292
Visit our web site: vcm.com
This report must be preceded or accompanied by a prospectus.
The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Shareholders may view the filed Form N-PORT by visiting the Commission’s web site at https://sec.gov.

Victory Capital Management, Inc.
60 State Street
Boston, MA 02109
vcm.com
Securities offered through Victory Capital Services, Inc.
60 State Street, Boston, MA 02109
Underwriter of Victory Funds, Member SIPC
© 2025 Victory Capital Management, Inc. 19383-19-0625

Victory Pioneer Mid Cap Value Fund*
(successor to Pioneer Mid Cap Value Fund)*
Semi-Annual: Full Financials
April 30, 2025
* Effective April 1, 2025, during the semi-annual reporting period covered by this report, Pioneer Mid Cap Value Fund (the “Predecessor Fund”) reorganized with Victory Pioneer Mid Cap Value Fund (the “Reorganization”). The Predecessor Fund is the accounting survivor of the Reorganization. Accordingly, the Predecessor Fund’s performance and financial history have become the performance and financial history of the Victory Pioneer Mid Cap Value Fund.

visit us: vcm.com

Victory Pioneer Mid Cap Value Fund | Semi-Annual | 4/30/251

Schedule of Investments  |  4/30/25
(unaudited)
Shares		Value
	UNAFFILIATED ISSUERS — 100.1%
	Common Stocks — 98.7% of Net Assets
	Automobile Components — 0.6%
45,568	Lear Corp.	$ 3,907,456
	Total Automobile Components	$3,907,456

	Automobiles — 1.0%
610,385	Ford Motor Co.	$ 6,109,954
	Total Automobiles	$6,109,954

	Banks — 9.0%
291,413	Citizens Financial Group, Inc.	$ 10,750,225
96,010	M&T Bank Corp.	16,298,658
822,404	Regions Financial Corp.	16,785,266
371,107	Truist Financial Corp.	14,228,242
	Total Banks	$58,062,391

	Beverages — 1.7%
189,434	Molson Coors Beverage Co., Class B	$ 10,898,138
	Total Beverages	$10,898,138

	Broadline Retail — 2.3%
216,920	eBay, Inc.	$ 14,785,267
	Total Broadline Retail	$14,785,267

	Capital Markets — 10.0%
159,685	Northern Trust Corp.	$ 15,007,196
170,033	Raymond James Financial, Inc.	23,301,322
296,288	State Street Corp.	26,102,973
	Total Capital Markets	$64,411,491

	Chemicals — 1.8%
138,394	LyondellBasell Industries NV, Class A	$ 8,055,915
31,137	PPG Industries, Inc.	3,389,574
	Total Chemicals	$11,445,489

	Commercial Services & Supplies — 0.9%
67,456	Brink's Co.	$ 6,019,773
	Total Commercial Services & Supplies	$6,019,773

	Communications Equipment — 1.8%
25,570	Motorola Solutions, Inc.	$ 11,260,772
	Total Communications Equipment	$11,260,772

The accompanying notes are an integral part of these financial statements.
2Victory Pioneer Mid Cap Value Fund | Semi-Annual | 4/30/25

Shares		Value
	Consumer Staples Distribution & Retail — 2.8%
163,593	Sysco Corp.	$ 11,680,540
66,164	Target Corp.	6,398,059
	Total Consumer Staples Distribution & Retail	$18,078,599

	Containers & Packaging — 1.9%
479,354	Graphic Packaging Holding Co.	$ 12,132,450
	Total Containers & Packaging	$12,132,450

	Distributors — 1.7%
90,389	Genuine Parts Co.	$ 10,625,227
	Total Distributors	$10,625,227

	Electric Utilities — 3.7%
225,748	Eversource Energy	$ 13,427,491
219,580	Exelon Corp.	10,298,302
	Total Electric Utilities	$23,725,793

	Electrical Equipment — 3.0%
60,393	Emerson Electric Co.	$ 6,347,908
51,935	Rockwell Automation, Inc.	12,863,261
	Total Electrical Equipment	$19,211,169

	Electronic Equipment, Instruments & Components — 1.2%
46,761	CDW Corp.	$ 7,507,946
	Total Electronic Equipment, Instruments & Components	$7,507,946

	Energy Equipment & Services — 1.2%
215,202	Baker Hughes Co.	$ 7,618,151
	Total Energy Equipment & Services	$7,618,151

	Entertainment — 1.3%
986,267(a)	Warner Bros Discovery, Inc.	$ 8,550,935
	Total Entertainment	$8,550,935

	Food Products — 1.5%
28,456	Hershey Co.	$ 4,757,559
132,424	The Campbell’s Co.	4,828,179
	Total Food Products	$9,585,738

	Ground Transportation — 1.4%
67,556	JB Hunt Transport Services, Inc.	$ 8,821,462
	Total Ground Transportation	$8,821,462

The accompanying notes are an integral part of these financial statements.
Victory Pioneer Mid Cap Value Fund | Semi-Annual | 4/30/253

Schedule of Investments  |  4/30/25
(unaudited) (continued)
Shares		Value
	Health Care Equipment & Supplies — 5.0%
203,063	GE HealthCare Technologies, Inc.	$ 14,281,421
170,331	Zimmer Biomet Holdings, Inc.	17,552,609
	Total Health Care Equipment & Supplies	$31,834,030

	Health Care Providers & Services — 0.6%
14,006	Humana, Inc.	$ 3,672,933
	Total Health Care Providers & Services	$3,672,933

	Health Care REITs — 0.5%
197,393	Healthpeak Properties, Inc.	$ 3,521,491
	Total Health Care REITs	$3,521,491

	Hotel & Resort REITs — 0.7%
320,863	Host Hotels & Resorts, Inc.	$ 4,530,586
	Total Hotel & Resort REITs	$4,530,586

	Hotels, Restaurants & Leisure — 1.7%
69,464	Expedia Group, Inc.	$ 10,900,986
	Total Hotels, Restaurants & Leisure	$10,900,986

	Household Durables — 2.4%
48,902	DR Horton, Inc.	$ 6,178,279
117,610	Whirlpool Corp.	8,971,291
	Total Household Durables	$15,149,570

	Industrial REITs — 0.9%
117,600	First Industrial Realty Trust, Inc.	$ 5,595,408
	Total Industrial REITs	$5,595,408

	Insurance — 5.8%
256,093	American International Group, Inc.	$ 20,876,701
129,640(a)	Brighthouse Financial, Inc.	7,547,641
231,121	Old Republic International Corp.	8,690,150
	Total Insurance	$37,114,492

	Machinery — 4.0%
135,310	AGCO Corp.	$ 11,478,347
37,794	Dover Corp.	6,449,546
100,687	Ingersoll Rand, Inc.	7,594,821
	Total Machinery	$25,522,714

	Media — 2.0%
264,252	Fox Corp., Class A	$ 13,157,107
	Total Media	$13,157,107

The accompanying notes are an integral part of these financial statements.
4Victory Pioneer Mid Cap Value Fund | Semi-Annual | 4/30/25

Shares		Value
	Multi-Utilities — 4.6%
423,041	CenterPoint Energy, Inc.	$ 16,405,530
165,256	Public Service Enterprise Group, Inc.	13,208,912
	Total Multi-Utilities	$29,614,442

	Oil, Gas & Consumable Fuels — 7.2%
119,292	Chord Energy Corp.	$ 10,763,717
889,760	Coterra Energy, Inc.	21,852,506
318,773	Range Resources Corp.	10,815,968
25,968	Valero Energy Corp.	3,014,625
	Total Oil, Gas & Consumable Fuels	$46,446,816

	Passenger Airlines — 0.7%
109,541	Delta Air Lines, Inc.	$ 4,560,192
	Total Passenger Airlines	$4,560,192

	Personal Care Products — 2.7%
731,169	Kenvue, Inc.	$ 17,255,588
	Total Personal Care Products	$17,255,588

	Residential REITs — 1.7%
53,328	AvalonBay Communities, Inc.	$ 11,197,813
	Total Residential REITs	$11,197,813

	Retail REITs — 1.1%
348,124	Kimco Realty Corp.	$ 6,955,518
	Total Retail REITs	$6,955,518

	Software — 0.8%
66,562(a)	Zoom Communications, Inc.	$ 5,161,217
	Total Software	$5,161,217

	Specialized REITs — 2.6%
53,827	Extra Space Storage, Inc.	$ 7,886,732
185,852	Gaming and Leisure Properties, Inc.	8,894,877
	Total Specialized REITs	$16,781,609

	Technology Hardware, Storage & Peripherals — 2.2%
318,773	HP, Inc.	$ 8,151,026
143,468(a)	Western Digital Corp.	6,292,506
	Total Technology Hardware, Storage & Peripherals	$14,443,532

The accompanying notes are an integral part of these financial statements.
Victory Pioneer Mid Cap Value Fund | Semi-Annual | 4/30/255

Schedule of Investments  |  4/30/25
(unaudited) (continued)
Shares		Value
	Trading Companies & Distributors — 2.7%
100,781	AerCap Holdings NV	$ 10,682,786
42,828	WESCO International, Inc.	6,979,251
	Total Trading Companies & Distributors	$17,662,037

	Total Common Stocks (Cost $570,087,990)	$633,836,282

	SHORT TERM INVESTMENTS — 1.4% of Net Assets
	Open-End Fund — 1.4%
8,984,832(b)	Dreyfus Government Cash Management, Institutional Shares, 4.21%	$ 8,984,832
		$8,984,832

	TOTAL SHORT TERM INVESTMENTS (Cost $8,984,832)	$8,984,832

	TOTAL INVESTMENTS IN UNAFFILIATED ISSUERS — 100.1% (Cost $579,072,822)	$642,821,114
	OTHER ASSETS AND LIABILITIES — (0.1)%	$(613,613)
	net assets — 100.0%	$642,207,501

REIT	Real Estate Investment Trust.
(a)	Non-income producing security.
(b)	Rate periodically changes. Rate disclosed is the 7-day yield at April 30, 2025.
Purchases and sales of securities (excluding short-term investments and all derivative contracts except for options purchased) for the six months ended April 30, 2025, aggregated $83,534,251 and $126,745,480, respectively.
At April 30, 2025, the net unrealized appreciation on investments based on cost for federal tax purposes of $580,194,021 was as follows:
Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$102,765,206
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(40,138,113)
Net unrealized appreciation	$62,627,093
The accompanying notes are an integral part of these financial statements.
6Victory Pioneer Mid Cap Value Fund | Semi-Annual | 4/30/25

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels below.
Level 1	–	unadjusted quoted prices in active markets for identical securities.
Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.). See Notes to Financial Statements — Note 1A.
Level 3	–	significant unobservable inputs (including the Adviser’s own assumptions in determining fair value of investments). See Notes to Financial Statements — Note 1A.
The following is a summary of the inputs used as of April 30, 2025 in valuing the Fund’s investments:
	Level 1	Level 2	Level 3	Total
Common Stocks	$633,836,282	$—	$—	$633,836,282
Open-End Fund	8,984,832	—	—	8,984,832
Total Investments in Securities	$642,821,114	$—	$—	$642,821,114
During the period ended April 30, 2025, there were no transfers in or out of Level 3.
The accompanying notes are an integral part of these financial statements.
Victory Pioneer Mid Cap Value Fund | Semi-Annual | 4/30/257

Statement of Assets and Liabilities  |  4/30/25
(unaudited)
ASSETS:
Investments in unaffiliated issuers, at value (cost $579,072,822)	$642,821,114
Receivables —
Fund shares sold	37,044
Dividends	141,230
Other assets	72,707
Total assets	$643,072,095
LIABILITIES:
Payables —
Fund shares repurchased	$252,560
Trustees’ fees	2,437
Professional fees	43,209
Transfer agent fees	89,468
Management fees	364,535
Administrative expenses	39,261
Distribution fees	64,015
Accrued expenses	9,109
Total liabilities	$864,594
NET ASSETS:
Paid-in capital	$553,163,995
Distributable earnings	89,043,506
Net assets	$642,207,501
NET ASSET VALUE PER SHARE:
No par value (unlimited number of shares authorized)
Class A* (based on $613,250,268/28,007,370 shares)	$21.90
Class C* (based on $5,281,960/510,083 shares)	$10.36
Class R6* (based on $2,008,591/91,638 shares)	$21.92
Class Y* (based on $21,666,682/872,006 shares)	$24.85
MAXIMUM OFFERING PRICE PER SHARE:
Class A (based on $21.90 net asset value per share/100%-5.75% maximum sales charge)	$23.24

*	Pioneer Mid Cap Value Fund (the “Predecessor Fund”) reorganized with the Fund effective April 1, 2025 (the “Reorganization”), during the semi-annual reporting period. The Predecessor Fund is the accounting survivor of the Reorganization. In the Reorganization, shareholders holding Class A, Class C, Class K, Class R and Class Y shares of the Predecessor Fund received Class A, Class C, Class R6, Class A and Class Y shares of the Fund, respectively.
The accompanying notes are an integral part of these financial statements.
8Victory Pioneer Mid Cap Value Fund | Semi-Annual | 4/30/25

Statement of Operations (unaudited)
FOR THE SIX MONTHS ENDED 4/30/25
INVESTMENT INCOME:
Dividends from unaffiliated issuers (net of foreign taxes withheld $288)	$10,222,211
Total Investment Income		$10,222,211
EXPENSES:
Management fees
Basic fees	$2,422,865
Performance adjustment	118,229
Administrative expenses	147,172
Transfer agent fees
Class A*	158,718
Class C*	2,619
Class R6*	27
Class R*	5,451
Class Y*	12,456
Distribution fees
Class A*	839,540
Class C*	29,761
Class R*	10,875
Shareholder communications expense	34,651
Custodian fees	3,789
Registration fees	36,393
Professional fees	42,565
Printing expense	16,047
Officers’ and Trustees’ fees	16,429
Insurance expense	3,520
Miscellaneous	19,942
Total expenses		$3,921,049
Net investment income		$6,301,162
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on:
Investments in unaffiliated issuers	$22,817,821
Class action lawsuit	67,822	$22,885,643
Change in net unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers	$(73,436,271)
Other assets and liabilities denominated in foreign currencies	10	$(73,436,261)
Net realized and unrealized gain (loss) on investments		$(50,550,618)
Net decrease in net assets resulting from operations		$(44,249,456)

*	Pioneer Mid Cap Value Fund (the “Predecessor Fund”) reorganized with the Fund effective April 1, 2025 (the “Reorganization”), during the semi-annual reporting period. The Predecessor Fund is the accounting survivor of the Reorganization. In the Reorganization, shareholders holding Class A, Class C, Class K, Class R and Class Y shares of the Predecessor Fund received Class A, Class C, Class R6, Class A and Class Y shares of the Fund, respectively.
The accompanying notes are an integral part of these financial statements.
Victory Pioneer Mid Cap Value Fund | Semi-Annual | 4/30/259

Statements of Changes in Net Assets
	Six Months Ended 4/30/25 (unaudited)	Year Ended 10/31/24
FROM OPERATIONS:
Net investment income (loss)	$6,301,162	$11,880,635
Net realized gain (loss) on investments	22,885,643	53,354,942
Change in net unrealized appreciation (depreciation) on investments	(73,436,261)	105,246,941
Net increase (decrease) in net assets resulting from operations	$(44,249,456)	$170,482,518
DISTRIBUTIONS TO SHAREHOLDERS:
Class A* ($2.22 and $1.60 per share, respectively)	$(60,581,426)	$(45,204,373)
Class C* ($2.16 and $1.52 per share, respectively)	(1,021,736)	(800,866)
Class R6* ($2.30 and $1.67 per share, respectively)	(147,240)	(105,510)
Class R* ($2.11 and $1.51 per share, respectively)	(452,028)	(392,938)
Class Y* ($2.27 and $1.64 per share, respectively)	(1,937,451)	(1,635,530)
Total distributions to shareholders	$(64,139,881)	$(48,139,217)
FROM FUND SHARE TRANSACTIONS:
Net proceeds from sales of shares	$13,429,136	$17,945,294
Reinvestment of distributions	61,871,400	46,457,854
Cost of shares repurchased	(55,988,435)	(97,155,105)
Net increase (decrease) in net assets resulting from Fund share transactions	$19,312,101	$(32,751,957)
Net increase (decrease) in net assets	$(89,077,236)	$89,591,344
NET ASSETS:
Beginning of period	$731,284,737	$641,693,393
End of period	$642,207,501	$731,284,737

*	Pioneer Mid Cap Value Fund (the “Predecessor Fund”) reorganized with the Fund effective April 1, 2025 (the “Reorganization”), during the semi-annual reporting period. The Predecessor Fund is the accounting survivor of the Reorganization. In the Reorganization, shareholders holding Class A, Class C, Class K, Class R and Class Y shares of the Predecessor Fund received Class A, Class C, Class R6, Class A and Class Y shares of the Fund, respectively.
The accompanying notes are an integral part of these financial statements.
10Victory Pioneer Mid Cap Value Fund | Semi-Annual | 4/30/25

	Six Months Ended 4/30/25 Shares (unaudited)	Six Months Ended 4/30/25 Amount (unaudited)	Year Ended 10/31/24 Shares	Year Ended 10/31/24 Amount
Class A*
Shares sold	406,702	$9,613,603	503,440	$11,777,466
Reinvestment of distributions	2,321,804	58,382,360	1,977,767	43,585,324
Less shares repurchased	(1,919,208)	(45,963,181)	(3,466,248)	(82,096,006)
Net increase (decrease)	809,298	$22,032,782	(985,041)	$(26,733,216)
Class C*
Shares sold	26,868	$303,187	31,436	$386,949
Reinvestment of distributions	84,743	1,021,736	69,604	800,866
Less shares repurchased	(71,415)	(809,009)	(161,122)	(2,011,189)
Net increase (decrease)	40,196	$515,914	(60,082)	$(823,374)
Class R6*
Shares sold	26,201	$629,362	28,126	$644,213
Reinvestment of distributions	5,664	142,425	4,622	102,489
Less shares repurchased	(5,449)	(135,772)	(25,135)	(607,993)
Net increase	26,416	$636,015	7,613	$138,709
Class R*
Shares sold	12,210	$289,595	25,541	$583,460
Reinvestment of distributions	18,627	451,809	18,518	392,795
Less shares repurchased	(244,500)	(5,509,857)	(89,984)	(2,039,749)
Net decrease	(213,663)	$(4,768,453)	(45,925)	$(1,063,494)
Class Y*
Shares sold	96,129	$2,593,389	171,337	$4,553,206
Reinvestment of distributions	65,775	1,873,070	63,677	1,576,380
Less shares repurchased	(131,586)	(3,570,616)	(392,204)	(10,400,168)
Net increase (decrease)	30,318	$895,843	(157,190)	$(4,270,582)

*	Pioneer Mid Cap Value Fund (the “Predecessor Fund”) reorganized with the Fund effective April 1, 2025 (the “Reorganization”), during the semi-annual reporting period. The Predecessor Fund is the accounting survivor of the Reorganization. In the Reorganization, shareholders holding Class A, Class C, Class K, Class R and Class Y shares of the Predecessor Fund received Class A, Class C, Class R6, Class A and Class Y shares of the Fund, respectively.
The accompanying notes are an integral part of these financial statements.
Victory Pioneer Mid Cap Value Fund | Semi-Annual | 4/30/2511

Financial Highlights
	Six Months Ended 4/30/25 (unaudited)	Year Ended 10/31/24	Year Ended 10/31/23	Year Ended 10/31/22	Year Ended 10/31/21	Year Ended 10/31/20
Class A*
Net asset value, beginning of period	$25.52	$21.46	$24.45	$28.99	$20.39	$22.77
Increase (decrease) from investment operations:
Net investment income (loss) (a)	$0.21	$0.40	$0.36	$0.32	$0.17	$0.19
Net realized and unrealized gain (loss) on investments	(1.61)	5.26	(0.61)	(1.11)	8.60	(2.32)
Net increase (decrease) from investment operations	$(1.40)	$5.66	$(0.25)	$(0.79)	$8.77	$(2.13)
Distributions to shareholders:
Net investment income	$(0.36)	$(0.37)	$(0.34)	$(0.16)	$(0.17)	$(0.17)
Net realized gain	(1.86)	(1.23)	(2.40)	(3.59)	—	(0.08)
Total distributions	$(2.22)	$(1.60)	$(2.74)	$(3.75)	$(0.17)	$(0.25)
Net increase (decrease) in net asset value	$(3.62)	$4.06	$(2.99)	$(4.54)	$8.60	$(2.38)
Net asset value, end of period	$21.90	$25.52	$21.46	$24.45	$28.99	$20.39
Total return (b)	(6.49)%(c)(d)	27.66%	(1.62)%	(2.84)%	43.21%	(9.48)%
Ratio of net expenses to average net assets	1.11%(e)	1.17%	1.19%	1.10%	1.05%	1.08%
Ratio of net investment income (loss) to average net assets	1.78%(e)	1.66%	1.59%	1.27%	0.64%	0.94%
Portfolio turnover rate	12%(d)	33%	45%	67%	68%	65%
Net assets, end of period (in thousands)	$613,250	$694,033	$604,899	$669,653	$744,113	$571,772
*	Pioneer Mid Cap Value Fund (the “Predecessor Fund”) reorganized with the Fund effective April 1, 2025 (the “Reorganization”), during the semi-annual reporting period. The Predecessor Fund is the accounting survivor of the Reorganization. In the Reorganization, shareholders holding Class A, Class C, Class K, Class R and Class Y shares of the Predecessor Fund received Class A, Class C, Class R6, Class A and Class Y shares of the Fund, respectively.
(a)	The per-share data presented above is based on the average shares outstanding for the period presented.
(b)	Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charges. Total return would be reduced if sales charges were taken into account.
(c)	If the Fund had not recognized gains in settlement of a class action lawsuit during the six months ended April 30, 2025, the total return would have been (6.54)%.
(d)	Not annualized.
(e)	Annualized.
The accompanying notes are an integral part of these financial statements.
12Victory Pioneer Mid Cap Value Fund | Semi-Annual | 4/30/25

	Six Months Ended 4/30/25 (unaudited)	Year Ended 10/31/24	Year Ended 10/31/23	Year Ended 10/31/22	Year Ended 10/31/21	Year Ended 10/31/20
Class C*
Net asset value, beginning of period	$13.15	$11.80	$14.64	$18.93	$13.36	$15.01
Increase (decrease) from investment operations:
Net investment income (loss) (a)	$0.06	$0.10	$0.10	$0.07	$(0.04)	$0.01
Net realized and unrealized gain (loss) on investments	(0.69)	2.77	(0.29)	(0.71)	5.64	(1.53)
Net increase (decrease) from investment operations	$(0.63)	$2.87	$(0.19)	$(0.64)	$5.60	$(1.52)
Distributions to shareholders:
Net investment income	$(0.30)	$(0.29)	$(0.25)	$(0.06)	$(0.03)	$(0.05)
Net realized gain	(1.86)	(1.23)	(2.40)	(3.59)	—	(0.08)
Total distributions	$(2.16)	$(1.52)	$(2.65)	$(3.65)	$(0.03)	$(0.13)
Net increase (decrease) in net asset value	$(2.79)	$1.35	$(2.84)	$(4.29)	$5.57	$(1.65)
Net asset value, end of period	$10.36	$13.15	$11.80	$14.64	$18.93	$13.36
Total return (b)	(6.81)%(c)(d)	26.53%	(2.39)%	(3.69)%	41.99%	(10.25)%
Ratio of net expenses to average net assets	1.92%(e)	2.00%	2.03%	1.92%	1.94%	1.96%
Ratio of net investment income (loss) to average net assets	0.97%(e)	0.85%	0.78%	0.44%	(0.24)%	0.07%
Portfolio turnover rate	12%(d)	33%	45%	67%	68%	65%
Net assets, end of period (in thousands)	$5,282	$6,181	$6,253	$8,587	$10,785	$9,380
Ratios with no waiver of fees and assumption of expenses by the Adviser and no reduction for fees paid indirectly:
*	Pioneer Mid Cap Value Fund (the “Predecessor Fund”) reorganized with the Fund effective April 1, 2025 (the “Reorganization”), during the semi-annual reporting period. The Predecessor Fund is the accounting survivor of the Reorganization. In the Reorganization, shareholders holding Class A, Class C, Class K, Class R and Class Y shares of the Predecessor Fund received Class A, Class C, Class R6, Class A and Class Y shares of the Fund, respectively.
(a)	The per-share data presented above is based on the average shares outstanding for the period presented.
(b)	Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charges. Total return would be reduced if sales charges were taken into account.
(c)	If the Fund had not recognized gains in settlement of a class action lawsuit during the six months ended April 30, 2025, the total return would have been (6.90)%.
(d)	Not annualized.
(e)	Annualized.
The accompanying notes are an integral part of these financial statements.
Victory Pioneer Mid Cap Value Fund | Semi-Annual | 4/30/2513

Financial Highlights  (continued)
	Six Months Ended 4/30/25 (unaudited)	Year Ended 10/31/24	Year Ended 10/31/23	Year Ended 10/31/22	Year Ended 10/31/21	Year Ended 10/31/20
Class R6*
Net asset value, beginning of period	$25.58	$21.51	$24.50	$29.06	$20.43	$22.82
Increase (decrease) from investment operations:
Net investment income (loss) (a)	$0.24	$0.46	$0.43	$0.39	$0.26	$0.26
Net realized and unrealized gain (loss) on investments	(1.60)	5.28	(0.61)	(1.11)	8.61	(2.31)
Net increase (decrease) from investment operations	$(1.36)	$5.74	$(0.18)	$(0.72)	$8.87	$(2.05)
Distributions to shareholders:
Net investment income	$(0.44)	$(0.44)	$(0.41)	$(0.25)	$(0.24)	$(0.26)
Net realized gain	(1.86)	(1.23)	(2.40)	(3.59)	—	(0.08)
Total distributions	$(2.30)	$(1.67)	$(2.81)	$(3.84)	$(0.24)	$(0.34)
Net increase (decrease) in net asset value	$(3.66)	$4.07	$(2.99)	$(4.56)	$8.63	$(2.39)
Net asset value, end of period	$21.92	$25.58	$21.51	$24.50	$29.06	$20.43
Total return (b)	(6.37)%(c)(d)	28.02%	(1.30)%	(2.58)%	43.72%	(9.17)%
Ratio of net expenses to average net assets	0.82%(e)	0.88%	0.90%	0.81%	0.71%	0.72%
Ratio of net investment income (loss) to average net assets	2.07%(e)	1.95%	1.87%	1.55%	0.98%	1.29%
Portfolio turnover rate	12%(d)	33%	45%	67%	68%	65%
Net assets, end of period (in thousands)	$2,009	$1,668	$1,239	$1,200	$832	$468
*	Pioneer Mid Cap Value Fund (the “Predecessor Fund”) reorganized with the Fund effective April 1, 2025 (the “Reorganization”), during the semi-annual reporting period. The Predecessor Fund is the accounting survivor of the Reorganization. In the Reorganization, shareholders holding Class A, Class C, Class K, Class R and Class Y shares of the Predecessor Fund received Class A, Class C, Class R6, Class A and Class Y shares of the Fund, respectively.
(a)	The per-share data presented above is based on the average shares outstanding for the period presented.
(b)	Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of each period.
(c)	For the period ended April 30, 2025, the Fund's total return includes gains in settlement of a class action lawsuit. The impact on Class R6's total return was less than 0.005%.
(d)	Not annualized.
(e)	Annualized.
The accompanying notes are an integral part of these financial statements.
14Victory Pioneer Mid Cap Value Fund | Semi-Annual | 4/30/25

	Six Months Ended 4/30/25 (unaudited)	Year Ended 10/31/24	Year Ended 10/31/23	Year Ended 10/31/22	Year Ended 10/31/21	Year Ended 10/31/20
Class Y*
Net asset value, beginning of period	$28.69	$23.94	$26.96	$31.58	$22.19	$24.74
Increase (decrease) from investment operations:
Net investment income (loss) (a)	$0.26	$0.50	$0.46	$0.40	$0.26	$0.28
Net realized and unrealized gain (loss) on investments	(1.83)	5.89	(0.69)	(1.20)	9.35	(2.52)
Net increase (decrease) from investment operations	$(1.57)	$6.39	$(0.23)	$(0.80)	$9.61	$(2.24)
Distributions to shareholders:
Net investment income	$(0.41)	$(0.41)	$(0.39)	$(0.23)	$(0.22)	$(0.23)
Net realized gain	(1.86)	(1.23)	(2.40)	(3.59)	—	(0.08)
Total distributions	$(2.27)	$(1.64)	$(2.79)	$(3.82)	$(0.22)	$(0.31)
Net increase (decrease) in net asset value	$(3.84)	$4.75	$(3.02)	$(4.62)	$9.39	$(2.55)
Net asset value, end of period	$24.85	$28.69	$23.94	$26.96	$31.58	$22.19
Total return (b)	(6.41)%(c)(d)	27.91%	(1.40)%	(2.64)%	43.58%	(9.23)%
Ratio of net expenses to average net assets	0.92%(e)	0.97%	0.98%	0.89%	0.79%	0.81%
Ratio of net investment income (loss) to average net assets	1.97%(e)	1.87%	1.79%	1.43%	0.89%	1.25%
Portfolio turnover rate	12%(d)	33%	45%	67%	68%	65%
Net assets, end of period (in thousands)	$21,667	$24,149	$23,917	$24,324	$24,521	$15,409
*	Pioneer Mid Cap Value Fund (the “Predecessor Fund”) reorganized with the Fund effective April 1, 2025 (the “Reorganization”), during the semi-annual reporting period. The Predecessor Fund is the accounting survivor of the Reorganization. In the Reorganization, shareholders holding Class A, Class C, Class K, Class R and Class Y shares of the Predecessor Fund received Class A, Class C, Class R6, Class A and Class Y shares of the Fund, respectively.
(a)	The per-share data presented above is based on the average shares outstanding for the period presented.
(b)	Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of each period.
(c)	If the Fund had not recognized gains in settlement of a class action lawsuit during the six months ended April 30, 2025, the total return would have been (6.44)%.
(d)	Not annualized.
(e)	Annualized.
The accompanying notes are an integral part of these financial statements.
Victory Pioneer Mid Cap Value Fund | Semi-Annual | 4/30/2515

Notes to Financial Statements  |  4/30/25
(unaudited)
1. Organization and Signiﬁcant Accounting Policies
Victory Pioneer Mid Cap Value Fund (the “Fund”) is one of 29 portfolios comprising Victory Portfolios IV (the “Trust”), a Delaware statutory trust. The Fund is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified, open-end management investment company. The Fund, which commenced operations on April 1, 2025, is the successor to Pioneer Mid Cap Value Fund (the “Predecessor Fund”) and, accordingly, the Predecessor Fund’s performance and financial history have become the performance and financial history of the Fund. The Predecessor Fund transferred all of the net assets of Class A, Class C, Class K, Class R and Class Y shares in exchange for the Fund’s Class A, Class C, Class R6, Class A and Class Y shares, respectively, on April 1, 2025 pursuant to an agreement and plan of reorganization (the “Reorganization”) which was approved by the shareholders of the Predecessor Fund on March 27, 2025. Accordingly, the Reorganization, which was a tax-free exchange, had no effect on the Fund’s operations. The investment objective of the Fund is to seek capital appreciation by investing in a diversified portfolio of securities consisting primarily of common stocks.
The Fund offers four classes of shares designated as Class A, Class C, Class R6 and Class Y shares. Each class of shares represents an interest in the same portfolio of investments of the Fund and has identical rights (based on relative net asset values) to assets and liquidation proceeds. Share classes can bear different rates of class-specific fees and expenses, such as transfer agent and distribution fees. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different dividends from net investment income earned by each class. The Second Amended and Restated Trust Instrument of the Fund gives the Board of Trustees the flexibility to specify either per-share voting or dollar-weighted voting when submitting matters for shareholder approval. Under per share voting, each share of a class of the Fund is entitled to one vote. Under dollarweighted voting, a shareholder’s voting power is determined not by the number of shares owned, but by the dollar value of the shares on the record date. Each share class has exclusive voting rights with respect to matters affecting only that class, including with respect to the distribution plan for that class. There is no distribution plan for Class Y shares.
Prior to April 1, 2025, Amundi Asset Management US, Inc., an indirect, wholly owned subsidiary of Amundi and Amundi’s wholly owned subsidiary, Amundi USA, Inc., served as the Fund’s investment adviser
16Victory Pioneer Mid Cap Value Fund | Semi-Annual | 4/30/25

(“Amundi US”). Effective April 1, 2025, Victory Capital Management Inc. (“Victory Capital”) serves as the Fund’s investment adviser. See Note 7. Prior to April 1, 2025, Amundi Distributor US, Inc., an affiliate of Amundi US, served as the Fund’s distributor.  Effective April 1, 2025, Victory Capital Services, Inc. (the “Distributor”), an affiliate of the Adviser, serves as Distributor for the continuous offering of the shares of the Fund pursuant to a Distribution Agreement between the Distributor and the Trust and receives no fee or other compensation for these services.
The Fund is required to comply with Rule 18f-4 under the 1940 Act, which governs the use of derivatives by registered investment companies. Rule 18f-4 permits funds to enter into derivatives transactions (as defined in Rule 18f-4) and certain other transactions notwithstanding the restrictions on the issuance of “senior securities” under Section 18 of the 1940 Act. Rule 18f-4 requires a fund to establish and maintain a comprehensive derivatives risk management program, appoint a derivatives risk manager and comply with a relative or absolute limit on fund leverage risk calculated based on value-at-risk (“VaR”), unless the Fund uses derivatives in only a limited manner (a “limited derivatives user”). The Fund is currently a limited derivatives user for purposes of Rule 18f-4.
The Fund adopted Financial Accounting Standards Board Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (ASU 2023-07) during the period. The Fund’s adoption of the new standard impacted financial statement disclosures only and did not affect the Fund’s financial position or results of operations. The management committee of the Fund’s investment adviser acts as the Fund’s Chief Operations Decision Maker (CODM) who assesses performance and allocates resources with respect to the Fund. The Fund’s operations constitute a single operating segment and therefore, a single reportable segment, because the Fund has a single investment strategy as disclosed in its prospectus, against which the CODM manages the business activities using information of the Fund as a whole, and assesses performance of the Fund. The financial information provided to and reviewed by the CODM is the same as that presented within the Fund’s financial statements.
The Fund is an investment company and follows investment company accounting and reporting guidance under U.S. Generally Accepted Accounting Principles (“U.S. GAAP”). U.S. GAAP requires the management of the Fund to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the ﬁnancial statements, and the reported amounts of income, expenses and gain or loss on investments during the reporting period. Actual results could differ from those estimates.
Victory Pioneer Mid Cap Value Fund | Semi-Annual | 4/30/2517

The following is a summary of signiﬁcant accounting policies followed by the Fund in the preparation of its ﬁnancial statements:
A.	Security Valuation
The net asset value of the Fund is computed once daily, on each day the New York Stock Exchange (“NYSE”) is open, as of the close of regular trading on the NYSE.
Equity securities that have traded on an exchange are valued by using the last sale price on the principal exchange where they are traded. Equity securities that have not traded on the date of valuation, or securities for which sale prices are not available, generally are valued using the mean between the last bid and asked prices or, if both last bid and asked prices are not available, at the last quoted bid price. Last sale and bid and asked prices are provided by independent third party pricing services. In the case of equity securities not traded on an exchange, prices are typically determined by independent third party pricing services using a variety of techniques and methods.
The value of foreign securities is translated into U.S. dollars based on foreign currency exchange rate quotations supplied by a third party pricing source. Trading in non-U.S. equity securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund’s shares are determined as of such times. The Adviser may use a fair value model developed by an independent pricing service to value non-U.S. equity securities.
Shares of open-end registered investment companies (including money market mutual funds) are valued at such funds’ net asset value.
Securities for which independent pricing services or broker-dealers are unable to supply prices or for which market prices and/or quotations are not readily available or are considered to be unreliable are valued by a fair valuation team comprised of certain personnel of the Adviser. The Adviser is designated as the valuation designee for the Fund pursuant to Rule 2a-5 under the 1940 Act. The Adviser’s fair valuation team is responsible for monitoring developments that may impact fair valued securities.
Inputs used when applying fair value methods to value a security may include credit ratings, the financial condition of the company, current market conditions and comparable securities. The Adviser may use fair value methods if it is determined that a significant event has occurred after the close of the exchange or market on which the security trades
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and prior to the determination of the Fund’s net asset value. Examples of a significant event might include political or economic news, corporate restructurings, natural disasters, terrorist activity, tariffs or trading halts. Thus, the valuation of the Fund’s securities may differ significantly from exchange prices, and such differences could be material.
B.	Investment Income and Transactions
Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities where the ex-dividend date may have passed are recorded as soon as the Fund becomes aware of the ex-dividend data in the exercise of reasonable diligence.
Interest income, including interest on income-bearing cash accounts, is recorded on the accrual basis. Dividend and interest income are reported net of unrecoverable foreign taxes withheld at the applicable country rates and net of income accrued on defaulted securities.
Interest and dividend income payable by delivery of additional shares is reclassified as PIK (payment-in-kind) income upon receipt and is included in interest and dividend income, respectively.
Security transactions are recorded as of trade date. Gains and losses on sales of investments are calculated on the identified cost method for both financial reporting and federal income tax purposes.
C.	Federal Income Taxes
It is the Fund’s policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its net taxable income and net realized capital gains, if any, to its shareholders. Therefore, no provision for federal income taxes is required. As of April 30, 2025, the Fund did not accrue any interest or penalties with respect to uncertain tax positions, which, if applicable, would be recorded as an income tax expense on the Statement of Operations. Tax returns filed within the prior three years remain subject to examination by federal and state tax authorities.
The amount and character of income and capital gain distributions to shareholders are determined in accordance with federal income tax rules, which may differ from U.S. GAAP. Distributions in excess of net investment income or net realized gains are temporary over distributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes. Capital accounts within the financial
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statements are adjusted for permanent book/tax differences to reflect tax character, but are not adjusted for temporary differences.
A portion of the dividend income recorded by the Fund is from distributions by publicly traded real estate investment trusts (“REITs”), and such distributions for tax purposes may also consist of capital gains and return of capital. The actual return of capital and capital gains portions of such distributions will be determined by formal notifications from the REITs subsequent to the calendar year-end. Distributions received from the REITs that are determined to be a return of capital are recorded by the Fund as a reduction of the cost basis of the securities held and those determined to be capital gain are reflected as such on the Statement of Operations.
The tax character of current year distributions payable will be determined at the end of the current taxable year. The tax character of distributions paid during the year ended October 31, 2024 was as follows:
2024
Distributions paid from:
Ordinary income	$11,401,019
Long-term capital gains	36,738,198
Total	$48,139,217
The following shows the components of distributable earnings (losses) on a federal income tax basis at October 31, 2024:
2024
Distributable earnings/(losses):
Undistributed ordinary income	$8,219,145
Undistributed long-term capital gains	53,150,406
Net unrealized appreciation	136,063,292
Total	$197,432,843
The difference between book-basis and tax-basis net unrealized appreciation is attributable to the tax deferral of losses on wash sales and tax basis adjustments on real estate investment trust (REIT) holdings.
D.	Fund Shares
The Fund records sales and repurchases of its shares as of trade date. Amundi Distributors US, Inc., the Predecessor Fund’s distributor, and the Distributor earned $7,875 in underwriting commissions on the sale of Class A shares during the six months ended April 30, 2025.
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E.	Class Allocations
Income, common expenses and realized and unrealized gains and losses are calculated at the Fund level and allocated daily to each class of shares based on its respective percentage of adjusted net assets at the beginning of the day.
Distribution fees are calculated based on the average daily net asset value attributable to Class A and Class C shares of the Fund, respectively (see Note 5). Class R6 and Class Y shares of the Predecessor Fund did not pay distribution fees. All expenses and fees paid to the Fund’s transfer agent for its services are allocated among the classes of shares based on the number of accounts in each class and the ratable allocation of related out-of-pocket expenses (see Note 4).
Distributions to shareholders are recorded as of the ex-dividend date. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner and at the same time, except that net investment income dividends to Class A, Class C, Class R6 and Class Y shares can reflect different transfer agent and distribution expense rates.
F.	Risks
The value of securities held by the Fund may go up or down, sometimes rapidly or unpredictably, due to general market conditions, such as real or perceived adverse economic, political or regulatory conditions, recessions, the spread of infectious illness or other public health issues, inflation, changes in interest rates, armed conflict such as between Russia and Ukraine or in the Middle East, sanctions against Russia, other nations or individuals or companies and possible countermeasures, lack of liquidity in the bond markets or adverse investor sentiment. In the past several years, financial markets have experienced increased volatility, depressed valuations, decreased liquidity and heightened uncertainty. These conditions may continue, recur, worsen or spread. Inflation and interest rates may increase. These circumstances could adversely affect the value and liquidity of the Fund’s investments and negatively impact the Fund’s performance.
Some sectors of the economy and individual issuers have experienced or may experience particularly large losses. Periods of extreme volatility in the financial markets, reduced liquidity of many instruments, increased government debt, inflation, and disruptions to supply chains, consumer demand and employee availability, may continue for some time. Following Russia’s invasion of Ukraine, Russian securities lost all, or
Victory Pioneer Mid Cap Value Fund | Semi-Annual | 4/30/2521

nearly all, their market value. Other securities or markets could be similarly affected by past or future political, geopolitical or other events or conditions.
Governments and central banks, including the U.S. Federal Reserve, have taken extraordinary and unprecedented actions to support local and global economies and the financial markets. These actions have resulted in significant expansion of public debt, including in the U.S. The consequences of high public debt, including its future impact on the economy and securities markets, may not be known for some time.
The U.S. and other countries are periodically involved in disputes over trade and other matters, which may result in tariffs, investment restrictions and adverse impacts on affected companies and securities. For example, the U.S. has imposed tariffs and other trade barriers on Chinese exports, has restricted sales of certain categories of goods to China, and has established barriers to investments in China. Trade disputes may adversely affect the economies of the U.S. and its trading partners, as well as companies directly or indirectly affected and financial markets generally. If the political climate between the U.S. and China does not improve or continues to deteriorate, if China enters into military conflict with Taiwan, the Philippines or another neighbor, or if other geopolitical conflicts develop or get worse, economies, markets and individual securities may be severely affected both regionally and globally, and the value of the Fund’s assets may go down.
At times, the Fund’s investments may represent industries or industry sectors that are interrelated or have common risks, making the Fund more susceptible to any economic, political, or regulatory developments or other risks affecting those industries and sectors.
Normally, the Fund invests at least 80% of its total assets in equity securities of mid-size companies. Compared to large companies, mid-size companies, and the market for their equity securities, may be more sensitive to changes in earnings results and investor expectations, or poor economic or market conditions, including those experienced during a recession, have more limited product lines, operating histories, markets or capital resources, may be dependent upon a limited management group, experience sharper swings in market values, have limited liquidity, be harder to value or to sell at the times and prices the adviser thinks appropriate, and offer greater potential for gain and loss.
The Fund’s investments in foreign markets and countries with limited developing markets may subject the Fund to a greater degree of risk than investments in a developed market. These risks include disruptive political or economic conditions, military conflicts and sanctions,
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terrorism, sustained economic downturns, financial instability, less liquid trading markets, extreme price volatility, currency risks, reduction of government or central bank support, inadequate accounting standards, tariffs, tax disputes or other tax burdens, nationalization or expropriation of assets and the imposition of adverse governmental laws, arbitrary application of laws and regulations or lack of rule of law and investment and repatriation restrictions. Lack of information and less market regulation also may affect the value of these securities. Withholding and other non-U.S. taxes may decrease the Fund’s return. Non-U.S. issuers may be located in parts of the world that have historically been prone to natural disasters. Investing in depositary receipts is subject to many of the same risks as investing directly in non-U.S. issuers. Depositary receipts may involve higher expenses and may trade at a discount (or premium) to the underlying security.
Russia launched a large-scale invasion of Ukraine on February 24, 2022. In response to the military action by Russia, various countries, including the U.S., the United Kingdom, and European Union issued broad-ranging economic sanctions against Russia and Belarus and certain companies and individuals. Since then, Russian securities lost all, or nearly all, their market value, and many other issuers, securities and markets have been adversely affected. The United States and other countries may impose sanctions on other countries, companies and individuals in light of Russia’s military invasion. The extent and duration of the military action or future escalation of such hostilities, the extent and impact of existing and future sanctions, market disruptions and volatility, and the result of any diplomatic negotiations cannot be predicted. These and any related events could have a significant impact on the value and liquidity of certain Fund investments, on Fund performance and the value of an investment in the Fund, particularly with respect to securities and commodities, such as oil, natural gas and food commodities, as well as other sectors with exposure to Russian issuers or issuers in other countries affected by the invasion, and are likely to have collateral impacts on market sectors globally.
As of the date of this report, a significant portion of the Fund’s net asset value is attributable to net unrealized capital gains on portfolio securities. If the Fund realizes capital gains in excess of realized capital losses and any available capital loss carryforwards in any fiscal year, it generally will be required to distribute that excess to shareholders. You may receive distributions that are attributable to appreciation that was present in the Fund’s portfolio securities at the time you made your investment but had not been realized at that time, or that are attributable to capital gains or other income that, although realized by
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the Fund, had not yet been distributed at the time you made your investment. Unless you purchase shares through a tax-advantaged account (such as an IRA or 401(k) plan), these distributions will be taxable to you. You should consult your tax adviser about the tax consequences of your investment in the Fund.
The Fund may invest in REIT securities, the value of which can fall for a variety of reasons, such as declines in rental income, fluctuating interest rates, poor property management, environmental liabilities, uninsured damage, increased competition, or changes in real estate tax laws.
With the increased use of technologies such as the Internet to conduct business, the Fund is susceptible to operational, information security and related risks. While the Adviser has established business continuity plans in the event of, and risk management systems to prevent, limit or mitigate, such cyber-attacks, there are inherent limitations in such plans and systems, including the possibility that certain risks have not been identified. Furthermore, the Fund cannot control the cybersecurity plans and systems put in place by service providers to the Fund such as the Fund’s custodian and accounting agent, and the Fund’s transfer agent. In addition, many beneficial owners of Fund shares hold them through accounts at broker-dealers, retirement platforms and other financial market participants over which neither the Fund nor the Adviser exercises control. Each of these may in turn rely on service providers to them, which are also subject to the risk of cyber-attacks. Cybersecurity failures or breaches at the Adviser or the Fund’s service providers or intermediaries have the ability to cause disruptions and impact business operations, potentially resulting in financial losses, interference with the Fund’s ability to calculate its net asset value, impediments to trading, the inability of Fund shareholders to effect share purchases, redemptions or exchanges or receive distributions, loss of or unauthorized access to private shareholder information and violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, or additional compliance costs. Such costs and losses may not be covered under any insurance. In addition, maintaining vigilance against cyber-attacks may involve substantial costs over time, and system enhancements may themselves be subject to cyber-attacks.
The Fund’s prospectus contains unaudited information regarding the Fund’s principal risks. Please refer to that document when considering the Fund’s principal risks.
2. Investment Advisory Agreement
The Adviser manages the Fund’s portfolio. Management fees payable under the Fund’s Investment Management Agreement with the Adviser are
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calculated daily and paid monthly at the annual rate of 0.70% of the Fund’s average daily net assets up to $500 million, 0.65% on the next $500 million, 0.625% on the next $3 billion and 0.60% on the excess over $4 billion. Prior to the Reorganization, Amundi Asset Management US, Inc. (“Amundi US”) served as the investment adviser of the Predecessor Fund. Under an investment management agreement with Amundi US, the Predecessor Fund paid management fees at the annual rate of 0.70% of the Fund’s average daily net assets up to $500 million, 0.65% on the next $500 million, 0.625% on the next $3 billion and 0.60% on the excess over $4 billion. The basic fee (fee before performance adjustment) can increase or decrease by a maximum of 0.10% based on the investment performance of the Fund’s Class A shares as compared to the Russell Midcap Value Index. The performance comparison is made for a rolling 36-month period. In addition, the Adviser contractually limits any positive adjustment of the Fund’s management fee to 0.10% of the Fund’s average daily net assets on an annual basis (i.e., to a maximum management fee of 0.80% of average daily net assets after the performance adjustment). For the six months ended April 30, 2025, the aggregate performance adjustment resulted in an increase of $118,229 to the basic fee. For the six months ended April 30, 2025, the effective management fee was equivalent to 0.76% (annualized) of the Fund’s average daily net assets.
Effective April 1, 2025, the Adviser has contractually agreed to waive its management fee and/or reimburse expenses so that the total annual fund operating expenses (excluding certain items such as interest, taxes, brokerage commissions) do not exceed 1.17%, 2.00%, 0.88% and 0.97% for Class A, Class C, Class R6 and Class Y shares, respectively. These expense limitations are in effect through April 1, 2028. The Adviser is permitted to recoup advisory fees waived and expenses reimbursed for up to two years after the date of the waiver or reimbursement, subject to the lesser of any operating expense limits in effect at the time of (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount. The agreement may only be terminated by the Fund’s Board of Trustees. There can be no assurance that the Adviser will extend the expense limitation agreement for a class of shares beyond the date referred to above.
In addition, under the management and administration agreements, certain other services and costs, including accounting, regulatory reporting and insurance premiums, are paid by the Fund as administrative reimbursements. Reflected on the Statement of Assets and Liabilities is $364,535 in management fees payable to the Adviser at April 30, 2025.
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3. Compensation of Officers and Trustees
The Fund pays an annual fee to its Trustees. The Adviser reimburses the Fund for fees paid to the Interested Trustees. Except for the chief compliance officer, the Fund does not pay any salary or other compensation to its officers. The Fund pays a portion of the chief compliance officer’s compensation for his services as the Fund’s chief compliance officer. The Adviser pays the remaining portion of the chief compliance officer’s compensation. For the six months ended April 30, 2025, the Fund and the Predecessor Fund paid $16,429 in Officers’ and Trustees’ compensation, which is reflected on the Statement of Operations as Officers’ and Trustees’ fees. At April 30, 2025, on its Statement of Assets and Liabilities, the Fund had a payable for Trustees’ fees of $2,437 and a payable for administrative expenses of $39,261, which includes the payable for Officers’ compensation.
4. Transfer Agent
BNY Mellon Investment Servicing (US) Inc. serves as the transfer agent to the Fund at negotiated rates. Transfer agent fees and payables shown on the Statement of Operations and the Statement of Assets and Liabilities, respectively, include sub-transfer agent expenses incurred through the Fund’s omnibus relationship contracts.
In addition, during the periods covered by the financial statements the Fund and the Predecessor Fund reimbursed the transfer agent for out-of-pocket expenses incurred by the transfer agent related to shareholder communications activities such as proxy and statement mailings, and outgoing phone calls. For the six months ended April 30, 2025, such out-of-pocket expenses by class of shares were as follows:
Shareholder Communications:
Class A	$31,269
Class C	1,047
Class R6	177
Class R	555
Class Y	1,603
Total	$34,651
5. Distribution and Service Plans
The Fund has adopted a distribution plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act with respect to its Class A and Class C shares. Pursuant to the Plan, the Fund pays the Distributor 0.25% of the Fund’s average daily net assets attributable to Class A shares as compensation for personal services and/or account maintenance services or distribution services with regard to Class A shares. Pursuant to the Plan, the Fund also pays the Distributor 1.00% of the average daily net assets
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attributable to Class C shares. The fee for Class C shares consists of a 0.25% service fee and a 0.75% distribution fee paid as compensation for personal services and/or account maintenance services or distribution services with regard to Class C shares. Pursuant to the Plan, the Fund further paid the Distributor 0.50% of the average daily net assets attributable to Class R shares for distribution services. Reflected on the Statement of Assets and Liabilities is $64,015 in distribution fees payable to Victory Capital Services, Inc., the distributor at April 30, 2025.
The Fund also had adopted a separate service plan for Class R shares (the “Service Plan”). The Service Plan authorized the Fund to pay securities dealers, plan administrators or other service organizations that agreed to provide certain services to retirement plans or plan participants holding shares of the Fund a service fee of up to 0.25% of the Fund’s average daily net assets attributable to Class R shares held by such plans.
In addition, redemptions of Class A and Class C shares may be subject to a contingent deferred sales charge (“CDSC”). A CDSC of 1.00% may be imposed on redemptions of certain net asset value purchases of Class A shares within 12 months of purchase. Redemptions of Class C shares within 12 months of purchase are subject to a CDSC of 1.00% based on the lower of cost or market value of shares being redeemed. Shares purchased as part of an exchange remain subject to any CDSC that applied to the original purchase of those shares. There is no CDSC for Class R6 or Class Y shares. Proceeds from the CDSCs are paid to the Distributor. For the six months ended April 30, 2025, CDSCs in the amount of $241 were paid to Amundi Distributor US, Inc, the Predecessor Fund’s distributor, or to the Distributor.
6. Line of Credit Facility
During the periods covered by these financial statements, the Predecessor Fund participated in a committed, unsecured revolving line of credit (“credit facility”). Borrowings were used solely for temporary or emergency purposes. The Predecessor Fund was permitted to borrow up to the lesser of the amount available under the credit facility or the limits set for borrowing by the Predecessor Fund’s prospectus and the 1940 Act. The Predecessor Fund participated in a credit facility in the amount of $250 million. The commitment fee with respect to the credit facility was 0.20% of the daily unused portion of each lender’s commitment. For the six months ended April 30, 2025, the Predecessor Fund had no borrowings under the credit facility.
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7. Definitive Agreement
On April 1, 2025 (the “Closing Date”), the Predecessor Fund was reorganized with the Fund (the “Reorganization”). The purpose of this transaction was to combine two funds with similar investment objectives and strategies.
This tax-free Reorganization was accomplished by exchanging the assets and liabilities of the Predecessor Fund for shares of the Fund. Shareholders holding Class A, Class C, Class K, Class R and Class Y shares of the Predecessor Fund received Class A, Class C, Class R6, Class A and Class Y shares of the Fund, respectively, in the Reorganization. The investment portfolio of the Predecessor Fund, with an aggregate value of $689,166,410 and an identified cost of $591,632,500 at April 1, 2025, was the principal asset acquired by the Fund.
The Predecessor Fund was the accounting survivor of the Reorganization.  Accordingly, the Predecessor Fund’s  performance and financial history have become the performance and financial history of the Fund.
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Approval of Investment Advisory Agreement
Approval of Investment Advisory Agreement with Victory Capital Management Inc.
Victory Capital Management Inc. (“Victory Capital”) serves as the investment adviser to Victory Pioneer Mid Cap Value Fund (the “Fund”) pursuant to an investment advisory agreement between Victory Capital and the Fund (the “Investment Advisory Agreement”).
The Fund is newly-organized and was established in connection with the reorganization of Pioneer Mid Cap Value Fund (the “Predecessor Fund”) into the Fund (the “Reorganization”).  The Predecessor Fund and the Fund entered into the Reorganization in connection with the contribution of Amundi Asset Management US, Inc. (“Amundi US”), the Predecessor Fund’s investment adviser, to Victory Capital Holdings, Inc. (“Victory Capital Holdings”), the parent company of Victory Capital (the “Transaction”).  The Reorganization was approved by shareholders of the Predecessor Fund at a meeting held on March 27, 2025 and was consummated on April 1, 2025.
The Trustees of the Fund, including all of the Independent Trustees, met to consider the Investment Advisory Agreement at an in-person meeting held on December 16, 2024.  The Independent Trustees also served on the Board of Trustees of the Predecessor Fund.
To assist the Trustees in their consideration of the Investment Advisory Agreement, Victory Capital provided extensive information to the Trustees regarding the Reorganization, the Transaction and the investment advisory services to be provided by Victory Capital under the Investment Advisory Agreement.  Before and during the December 16, 2024 meeting, the Trustees sought additional information as they deemed necessary and appropriate.  In connection with their consideration of the Investment Advisory Agreement, the Independent Trustees worked with their independent legal counsel to prepare requests for additional information that were submitted to Victory Capital and Amundi US. The Trustees’ requests for information sought information relevant to the Trustees’ consideration of the Investment Advisory Agreement and anticipated impacts of the Reorganization and the Transaction on the Fund and its shareholders.  The Independent Trustees met with senior management representatives of Victory Capital and Amundi US on numerous occasions to discuss various aspects of the Reorganization and the Transaction, to review information provided to assist the Independent Trustees in their consideration of the Investment Advisory Agreement, the Reorganization
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and the Transaction, and to make supplemental due diligence requests for additional information from Victory Capital and Amundi US with respect to the Investment Advisory Agreement, the Reorganization and the Transaction. Victory Capital and Amundi US provided documents and information in response to the requests from the Independent Trustees, as well as made presentations to, and responded to questions from, the Independent Trustees.
Prior to voting on the Investment Advisory Agreement, the Independent Trustees reviewed the Reorganization, the Transaction and the Investment Advisory Agreement with representatives of Amundi US and Victory Capital, counsel to the Fund and counsel to the Independent Trustees.  The Independent Trustees also reviewed the Reorganization, the Transaction and the Investment Advisory Agreement with their independent legal counsel in private sessions at which no representatives of Amundi US, Victory Capital or counsel to the Fund were present.
The Trustees’ evaluation of the Investment Advisory Agreement reflected information provided specifically in connection with their review of the Investment Advisory Agreement, as well as, where relevant, information that was previously furnished to the Independent Trustees in connection with the renewal of the Predecessor Fund’s investment advisory agreement with Amundi US (the “Predecessor Fund Investment Advisory Agreement”) at an in-person meeting of the Predecessor Fund’s Board of Trustees held on September 17, 2024 and at other meetings of the Predecessor Fund’s Board of Trustees throughout the prior year.
Among other things, the Trustees considered:
(i)    that, in the Transaction, Amundi US would be combined into Victory Capital Holdings in exchange for shares of Victory Capital Holdings issued to Amundi Asset Management S.A.S. (“Amundi”), the parent company of Amundi US, without Amundi becoming a controlling stockholder of Victory Capital Holdings, and that Victory Capital Holdings and Amundi would establish a long-term reciprocal distribution partnership;
(ii)    representations by Victory Capital regarding the reputation, experience, financial strength and resources of Victory Capital and its investment franchises;
(iii)    that Victory Capital informed the Trustees that the portfolio managers of the Predecessor Fund were expected to continue to act as portfolio managers of the Fund following the consummation of the Reorganization as members of Pioneer Investments, a planned Victory Capital investment franchise, managing the Fund using the same investment approach under which the Predecessor Fund was managed, and
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the Trustees considered the historical investment performance record of the Predecessor Fund under such investment approach;
(iv)    the non-investment resources, infrastructure and personnel of Victory Capital that would be involved in Victory Capital’s services to the Fund, including Victory Capital’s legal and operational structure, risk management, administrative, legal, compliance and cybersecurity functions;
(v)    Victory Capital’s distribution capabilities, including its significant network of intermediary relationships, which may provide additional opportunities for the Fund to grow assets and lower fees and expenses through increased economies of scale;
(vi)    Victory Capital’s broad distribution network and a large fund family of Victory Funds may also provide opportunities for asset growth for the Fund and economies of scale through the potential to negotiate lower fee rates from service providers and to determine based on the assets of the entire Victory Fund complex;
(vii)    the fact that the contractual advisory fee rate payable by the Fund would be the same as the contractual advisory fee rate payable by the Predecessor Fund;
(viii)    the fact that the Independent Trustees received full comparative fee and expense data in connection with their approval of the continuance of the Predecessor Fund Investment Advisory Agreement at the in-person meeting of the Predecessor Fund’s Board of Trustees held on September 17, 2024;
(ix)    that Victory Capital agreed with the Trustees that, for at least three years after the closing of the Reorganization, Victory Capital would waive fees and/or reimburse expenses so that the Fund’s total net annual operating expenses (excluding certain customary items) does not exceed the lower of (i) the total net annual operating expenses associated with investing in the Predecessor Fund after application of expense limitation arrangements in effect for the Predecessor Fund, if any, or (ii) the total net annual operating expenses of the Predecessor Fund as of the end of the Predecessor Fund’s most recent fiscal year at the time of the closing of the Reorganization, and that the contractual expense limitation agreement permits Victory Capital to recoup advisory fees waived and expenses reimbursed for up to two years after the fiscal year in which the waiver or reimbursement took place, subject to the lesser of any operating expense limitation in effect at the time of: (1) the original waiver or expense reimbursement; or (2) recoupment, after giving effect to the recoupment amount;
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(x)    that the investment objective, principal investment strategies and principal risks of the Fund are the same as those of the Predecessor Fund;
(xi)    that Victory Capital had acquired and integrated several investment management companies;
(xii)    that Victory Capital had agreed to conduct, and use reasonable best efforts to cause its affiliates to conduct, its business in compliance with Section 15(f) of the 1940 Act so as not to impose an “unfair burden” on the Fund; and
(xiii)    the potential benefits to the shareholders of the Fund, including continuity of portfolio management and operating efficiencies due to the greater scale of Victory Capital that may be achieved from the Reorganization.
Certain of these considerations are discussed in more detail below.
The Trustees also requested, obtained and considered the following information in connection with their evaluation of the Reorganization, the Transaction and the Investment Advisory Agreement for the Fund: (i) memoranda provided by Fund counsel that summarized the legal standards and other considerations that are relevant to the Trustees in their deliberations regarding the Investment Advisory Agreement; and (ii) the financial statements of Victory Capital, a profitability analysis provided by Victory Capital, and an analysis from Victory Capital as to possible economies of scale.  The Independent Trustees further considered materials provided in connection with their review of the Predecessor Fund Investment Advisory Agreement, including information regarding the qualifications of the investment management team for the Fund, as well as the level of investment by the Fund’s portfolio managers in the Fund.  In addition, the Independent Trustees considered the information provided at and in connection with regularly scheduled meetings of the Board of Trustees of the Predecessor Fund throughout the year regarding the Predecessor Fund’s performance and risk attributes, including through meetings with investment management personnel, and took into account other information related to the Predecessor Fund provided to the Independent Trustees at regularly scheduled meetings.
At the December 16, 2024 meeting, based on their evaluation of the information provided, the Trustees including the Independent Trustees voting separately, approved the Investment Advisory Agreement.  In approving the Investment Advisory Agreement, the Trustees considered various factors that they determined were relevant, including the factors described below.  The Trustees did not identify any single factor as the controlling factor in their determinations.
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Nature, Extent and Quality of Services
The Trustees considered that the Fund is newly-organized and was established in connection with the Reorganization.  The Trustees considered that the investment objective, principal investment strategies and principal risks of the Fund are the same as those of the Predecessor Fund.  The Trustees also considered Victory Capital’s representation that, under the Investment Advisory Agreement, the Fund would be managed using the same investment approach under which the Predecessor Fund was managed.
The Trustees considered the nature, extent and quality of the services that had been provided by Amundi US to the Predecessor Fund and that were expected to be provided by Victory Capital to the Fund following the consummation of the Reorganization, taking into account the investment objective and principal investment strategies of the Fund.
The Trustees considered information provided by Victory Capital regarding its business and operating structure, scale of operations, leadership and reputation.  The Trustees also considered the capabilities, resources, and personnel of Victory Capital, in order to determine whether Victory Capital is capable of providing at least the same level of investment management services provided to the Predecessor Fund.  The Trustees received information regarding Victory Capital’s plans to integrate Amundi US investment personnel into Victory Capital as members of Pioneer Investments, a Victory Capital investment franchise.  The Independent Trustees noted that they had considered the qualifications of the portfolio managers at Amundi US at meetings of the Predecessor Fund’s Board of Trustees held prior to September 17, 2024.
The Trustees considered the non-investment resources, infrastructure and personnel of Victory Capital that would be involved in Victory Capital’s services to the Fund, including Victory Capital’s compliance, risk management, cybersecurity and legal resources and personnel.  The Trustees also reviewed information provided by Victory Capital related to its business, legal, and regulatory affairs, including information regarding the resources available to Victory Capital to provide the services specified under the Investment Advisory Agreement.  The Trustees also considered Victory Capital’s financial condition, and noted that Victory Capital was expected to be able to provide a high level of service to the Fund and continuously invest and re-invest in its investment management business.
The Trustees considered that Amundi US supervised and monitored the performance of the Predecessor Fund’s service providers and provided the Predecessor Fund with personnel (including Fund officers) and other resources that were necessary for the Predecessor Fund’s business
Victory Pioneer Mid Cap Value Fund | Semi-Annual | 4/30/2533

management and operations, and considered the personnel and resources that Victory Capital proposed to provide with respect to such services for the Fund under the Investment Advisory Agreement.  The Trustees also considered that, as administrator, Amundi US was responsible for the administration of the Predecessor Fund’s business and other affairs and that, following the Reorganization, Victory Capital would be responsible for the administration of the Fund’s business and other affairs.  The Trustees considered that the fees Victory Capital would charge for administration services were higher than the fees that Amundi US received as reimbursement for services rendered, and considered Victory Capital’s explanation of the reasons for the differences in administration fees charged by Victory Capital and Amundi US as well as the expense limitation arrangement proposed to be implemented for the Fund for at least three years following the completion of the Reorganization.
Based on these considerations, the Trustees concluded that the nature, extent and quality of services that Victory Capital would provide to the Fund would be satisfactory and consistent with the terms of the Investment Advisory Agreement.
Performance of the Fund
The Fund is newly-organized and does not have a performance history.  The Trustees considered that the Fund succeeded to the performance history of the Predecessor Fund in the Reorganization.  In considering the Predecessor Fund’s performance, the Independent Trustees regularly reviewed and discussed throughout the year data and information comparing the Predecessor Fund’s performance with the performance of its peer group of funds, as classified by Morningstar, Inc. (Morningstar), and with the performance of the Predecessor Fund’s benchmark index.  They also discussed the Predecessor Fund’s performance with the Predecessor Fund’s portfolio managers on a regular basis.  The Independent Trustees’ regular reviews and discussions with respect to the Predecessor Fund were factored into the Trustees’ deliberations concerning the approval of the Investment Advisory Agreement.
In addition, the Trustees considered that the Predecessor Fund’s portfolio managers were expected to continue to act as portfolio managers of the Fund following the consummation of the Reorganization as members of Pioneer Investments, a Victory Capital investment franchise.  The Trustees also considered that the investment objective and principal investment strategies of the Fund are the same as those of the Predecessor Fund.
34Victory Pioneer Mid Cap Value Fund | Semi-Annual | 4/30/25

Advisory Fee and Expenses
The Independent Trustees considered that the contractual advisory fee rate payable by the Fund under the Investment Advisory Agreement would be the same as the contractual advisory fee rate payable by the Predecessor Fund.  The Independent Trustees also considered that, for at least three years after the close of the Reorganization, Victory Capital had agreed to waive fees and/or reimburse expenses of the Fund so that its total net operating expenses (excluding certain customary items) does not exceed the lower of (i) the total net annual operating expenses associated with investing in the Predecessor Fund after application of expense limitation arrangements in effect for the Predecessor Fund, if any, or (ii) the total net annual operating expenses of the Predecessor Fund as of the end of the Predecessor Fund’s most recent fiscal year, at the time of the closing of the Reorganization.  The Independent Trustees also considered that they had received full comparative fee and expense data in connection with their approval of the continuance of the Predecessor Fund Investment Advisory Agreement at the in-person meeting of the Predecessor Fund’s Board of Trustees held on September 17, 2024.  The Trustees concluded that the proposed advisory fee payable by the Fund to Victory Capital was reasonable in relation to the nature and quality of services to be provided by Victory Capital.
Profitability
The Trustees considered information provided by Victory Capital regarding the estimated profitability of Victory Capital with respect to the advisory services proposed to be provided by Victory Capital to the Fund, including the methodology used by Victory Capital in allocating certain of its costs to the management of the Fund.  The Trustees also considered Victory Capital’s estimated profit margins in connection with the overall operation of the Fund.  The Trustees considered the investments Victory Capital expected to make to support and grow the Pioneer funds brand and the costs to integrate the Amundi US/Pioneer Funds business into Victory Capital.  The Trustees also considered information regarding Victory Capital’s profit margins with respect to the funds it currently manages.  The Trustees considered Victory Capital’s representation that the fully integrated Amundi US/Pioneer Funds business, including investments to support ongoing growth, was expected to have a positive impact on Victory Capital’s overall financial profitability.  The Trustees considered Victory Capital’s current profit margins in comparison to the limited industry data available and noted that the profitability of any adviser was affected by numerous factors, including its organizational structure and method for
Victory Pioneer Mid Cap Value Fund | Semi-Annual | 4/30/2535

allocating expenses.  The Trustees concluded that Victory Capital’s estimated profitability with respect to the management of the Fund was not unreasonable.
Economies of Scale
The Trustees considered the extent to which Victory Capital may realize economies of scale or other efficiencies in managing and supporting the Fund.  The Trustees noted the breakpoints in the management fee schedule.  The Trustees recognize that economies of scale are difficult to identify and quantify, and that, among other factors that may be relevant, are the following: fee levels, expense subsidization, investment by Victory Capital in research and analytical capabilities and Victory Capital’s commitment and resource allocation to the Fund.  The Trustees noted that profitability also may be an indicator of the availability of any economies of scale, although profitability may vary for other reasons including due to reductions in expenses.  The Trustees concluded that economies of scale, if any, would be appropriately shared with the Fund.
Other Benefits
The Trustees considered the other benefits that Victory Capital may enjoy from its relationship with the Fund.  The Trustees considered the character and amount of fees to be paid by the Fund, other than under the Investment Advisory Agreement, for services to be provided by Victory Capital and its affiliates.  The Trustees further considered the revenues and profitability of Victory Capital’s businesses other than the Fund business.  To the extent applicable, the Trustees also considered the potential benefits to the Fund and to Victory Capital and its affiliates from the use of “soft” commission dollars generated by the Fund to pay for research and brokerage services.
The Trustees noted that the completion of the Transaction would result in a long-term reciprocal distribution partnership between Amundi and Victory Capital, and that Victory Capital may benefit from Amundi’s ability to market the services of Victory Capital globally, including in an increase of the overall scale of Victory Capital.  The Trustees considered that the Transaction would significantly increase Victory Capital’s assets under management and expand Victory Capital’s investment capabilities. The Trustees considered that this increased size and diversification could facilitate Victory Capital’s continued investment in its business and products, which Victory Capital would be able to leverage across a broader base of assets.  The Trustees considered that Victory Capital and the Fund are expected to receive reciprocal intangible benefits from the relationship,
36Victory Pioneer Mid Cap Value Fund | Semi-Annual | 4/30/25

including mutual brand recognition.  The Trustees concluded that any such benefits received by Victory Capital as a result of its relationship with the Fund were reasonable.
Conclusion
After consideration of the factors described above as well as other factors, the Trustees, including the Independent Trustees, concluded that the Investment Advisory Agreement, including the fees payable thereunder, was fair and reasonable and voted to approve the Investment Advisory Agreement.
Victory Pioneer Mid Cap Value Fund | Semi-Annual | 4/30/2537

How to Contact Victory Capital
We are pleased to offer a variety of convenient ways for you to contact us for assistance or information.
Call us for:

Account Information, including existing accounts,
new accounts, prospectuses, applications
and service forms
1-800-225-6292
Visit our web site: vcm.com
This report must be preceded or accompanied by a prospectus.
The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Shareholders may view the filed Form N-PORT by visiting the Commission’s web site at https://sec.gov.

Victory Capital Management, Inc.
60 State Street
Boston, MA 02109
vcm.com
Securities offered through Victory Capital Services, Inc.
60 State Street, Boston, MA 02109
Underwriter of Victory Funds, Member SIPC
© 2025 Victory Capital Management, Inc. 19385-19-0625

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

N/A

ITEM 9. PROXY DISCLOSURE FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES. (Unaudited)

During a special shareholders’ meeting on March 27, 2025, which reconvened on April 28 and April 29, 2025, shareholders voted on and approved the following matters:

•

An agreement and plan of reorganization providing for the reorganization of Pioneer Mid Cap Value Fund into Victory Pioneer Mid Cap Value Fund (14,686,235 votes for; 1,181,553 votes against; 2,147,435 votes abstain)

•

An agreement and plan of reorganization providing for the reorganization of Pioneer Equity Income Fund into Victory Pioneer Equity Income Fund (17,114,208 votes for; 800,917 votes against; 3,145,025 votes abstain)

•

An agreement and plan of reorganization providing for the reorganization of Pioneer High Yield Fund into Victory Pioneer High Yield Fund (25,842,102 votes for; 1,210,063 votes against; 4,620,933 votes abstain)

•

An agreement and plan of reorganization providing for the reorganization of Pioneer Floating Rate Fund into Victory Pioneer Floating Rate Fund (26,169,401 votes for; 329,757 votes against; 2,300,045 votes abstain)

•

An agreement and plan of reorganization providing for the reorganization of Pioneer Equity Premium Income Fund into Victory Pioneer Equity Premium Income Fund (4,011,617 votes for; 114,394 votes against; 783,798 votes abstain)

•

An agreement and plan of reorganization providing for the reorganization of Pioneer CAT Bond Fund into Victory Pioneer CAT Bond Fund (30,782,751 votes for; 520,789 votes against; 2,642,174 votes abstain)

Item 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES. (Unaudited)

Each Board Member also serves as a Board Member of other Funds in the Pioneer Family of Funds complex. Annual retainer fees and attendance fees are allocated to each Fund based on net assets. Trustees’ fees paid by the Fund are within Item 7. Statement of Operations as Trustees’ fees and expenses.

Item 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESMENT ADVISORY CONTRACT. (Unaudited)

Approval of Investment Advisory Agreement with Victory Capital Management Inc.

Victory Capital Management Inc. (“Victory Capital”) serves as the investment adviser to Victory Pioneer Mid Cap Value Fund (the “Fund”) pursuant to an investment advisory agreement between Victory Capital and the Fund (the “Investment Advisory Agreement”).

The Fund is newly-organized and was established in connection with the reorganization of Pioneer Mid Cap Value Fund (the “Predecessor Fund”) into the Fund (the “Reorganization”). The Predecessor Fund and the Fund entered into the Reorganization in connection with the contribution of Amundi Asset Management US, Inc. (“Amundi US”), the Predecessor Fund’s investment adviser, to Victory Capital Holdings, Inc. (“Victory Capital Holdings”), the parent company of Victory Capital (the “Transaction”). The Reorganization was approved by shareholders of the Predecessor Fund at a meeting held on March 27, 2025 and was consummated on April 1, 2025.

The Trustees of the Fund, including all of the Independent Trustees, met to consider the Investment Advisory Agreement at an in-person meeting held on December 16, 2024. The Independent Trustees also served on the Board of Trustees of the Predecessor Fund.

To assist the Trustees in their consideration of the Investment Advisory Agreement, Victory Capital provided extensive information to the Trustees regarding the Reorganization, the Transaction and the investment advisory services to be provided by Victory Capital under the Investment Advisory Agreement. Before and during the December 16, 2024 meeting, the Trustees sought additional information as they deemed necessary and appropriate. In connection with their consideration of the Investment Advisory Agreement, the Independent Trustees worked with their independent legal counsel to prepare requests for additional information that were submitted to Victory Capital and Amundi US. The Trustees’ requests for information sought information relevant to the Trustees’ consideration of the Investment Advisory Agreement and anticipated impacts of the Reorganization and the Transaction on the Fund and its shareholders. The Independent Trustees met with senior management representatives of Victory Capital and Amundi US on numerous occasions to discuss various aspects of the Reorganization and the Transaction, to review information provided to assist the Independent Trustees in their consideration of the Investment Advisory Agreement, the Reorganization and the Transaction, and to make supplemental due diligence requests for additional information from Victory Capital and Amundi US with respect to the Investment Advisory Agreement, the Reorganization and the Transaction. Victory Capital and Amundi US provided documents and information in response to the requests from the Independent Trustees, as well as made presentations to, and responded to questions from, the Independent Trustees.

Prior to voting on the Investment Advisory Agreement, the Independent Trustees reviewed the Reorganization, the Transaction and the Investment Advisory Agreement with representatives of Amundi US and Victory Capital, counsel to the Fund and counsel to the Independent Trustees. The Independent Trustees also reviewed the Reorganization, the Transaction and the Investment Advisory Agreement with their independent legal counsel in private sessions at which no representatives of Amundi US, Victory Capital or counsel to the Fund were present.

The Trustees’ evaluation of the Investment Advisory Agreement reflected information provided specifically in connection with their review of the Investment Advisory Agreement, as well as, where relevant, information that was previously furnished to the Independent Trustees in connection with the renewal of the Predecessor Fund’s investment advisory agreement with Amundi US (the “Predecessor Fund Investment Advisory Agreement”) at an in-person meeting of the Predecessor Fund’s Board of Trustees held on September 17, 2024 and at other meetings of the Predecessor Fund’s Board of Trustees throughout the prior year.

Among other things, the Trustees considered:

(i) that, in the Transaction, Amundi US would be combined into Victory Capital Holdings in exchange for shares of Victory Capital Holdings issued to Amundi Asset Management S.A.S. (“Amundi”), the parent company of Amundi US, without Amundi becoming a controlling stockholder of Victory Capital Holdings, and that Victory Capital Holdings and Amundi would establish a long-term reciprocal distribution partnership;

(ii) representations by Victory Capital regarding the reputation, experience, financial strength and resources of Victory Capital and its investment franchises;

(iii) that Victory Capital informed the Trustees that the portfolio managers of the Predecessor Fund were expected to continue to act as portfolio managers of the Fund following the consummation of the Reorganization as members of Pioneer Investments, a planned Victory Capital investment franchise, managing the Fund using the same investment approach under which the Predecessor Fund was managed, and the Trustees considered the historical investment performance record of the Predecessor Fund under such investment approach;

(iv) the non-investment resources, infrastructure and personnel of Victory Capital that would be involved in Victory Capital’s services to the Fund, including Victory Capital’s legal and operational structure, risk management, administrative, legal, compliance and cybersecurity functions;

(v) Victory Capital’s distribution capabilities, including its significant network of intermediary relationships, which may provide additional opportunities for the Fund to grow assets and lower fees and expenses through increased economies of scale;

(vi) Victory Capital’s broad distribution network and a large fund family of Victory Funds may also provide opportunities for asset growth for the Fund and economies of scale through the potential to negotiate lower fee rates from service providers and to determine based on the assets of the entire Victory Fund complex;

(vii) the fact that the contractual advisory fee rate payable by the Fund would be the same as the contractual advisory fee rate payable by the Predecessor Fund;

(viii) the fact that the Independent Trustees received full comparative fee and expense data in connection with their approval of the continuance of the Predecessor Fund Investment Advisory Agreement at the in-person meeting of the Predecessor Fund’s Board of Trustees held on September 17, 2024;

(ix) that Victory Capital agreed with the Trustees that, for at least three years after the closing of the Reorganization, Victory Capital would waive fees and/or reimburse expenses so that the Fund’s total net annual operating expenses (excluding certain customary items) does not exceed the lower of (i) the total net annual operating expenses associated with investing in the Predecessor Fund after application of expense limitation arrangements in effect for the Predecessor Fund, if any, or (ii) the total net annual operating expenses of the Predecessor Fund as of the end of the Predecessor Fund’s most recent fiscal year at the time of the closing of the Reorganization, and that the contractual expense limitation agreement permits Victory Capital to recoup advisory fees waived and expenses reimbursed for up to two years after the fiscal year in which the waiver or reimbursement took place, subject to the lesser of any operating expense limitation in effect at the time of: (1) the original waiver or expense reimbursement; or (2) recoupment, after giving effect to the recoupment amount;

(x) that the investment objective, principal investment strategies and principal risks of the Fund are the same as those of the Predecessor Fund;

(xi) that Victory Capital had acquired and integrated several investment management companies;

(xii) that Victory Capital had agreed to conduct, and use reasonable best efforts to cause its affiliates to conduct, its business in compliance with Section 15(f) of the 1940 Act so as not to impose an “unfair burden” on the Fund; and

(xiii) the potential benefits to the shareholders of the Fund, including continuity of portfolio management and operating efficiencies due to the greater scale of Victory Capital that may be achieved from the Reorganization.

Certain of these considerations are discussed in more detail below. The Trustees also requested, obtained and considered the following information in connection with their evaluation of the Reorganization, the Transaction and the Investment Advisory Agreement for the Fund:

(i) memoranda provided by Fund counsel that summarized the legal standards and other considerations that are relevant to the Trustees in their deliberations regarding the Investment Advisory Agreement; and

(ii) the financial statements of Victory Capital, a profitability analysis provided by Victory Capital, and an analysis from Victory Capital as to possible economies of scale. The Independent Trustees further considered materials provided in connection with their review of the Predecessor Fund Investment Advisory Agreement, including information regarding the qualifications of the investment management team for the Fund, as well as the level of investment by the Fund’s portfolio managers in the Fund. In addition, the Independent Trustees considered the information provided at and in connection with regularly scheduled meetings of the Board of Trustees of the Predecessor Fund throughout the year regarding the Predecessor Fund’s performance and risk attributes, including through meetings with investment management personnel, and took into account other information related to the Predecessor Fund provided to the Independent Trustees at regularly scheduled meetings.

At the December 16, 2024 meeting, based on their evaluation of the information provided, the Trustees including the Independent Trustees voting separately, approved the Investment Advisory Agreement. In approving the Investment Advisory Agreement, the Trustees considered various factors that they determined were relevant, including the factors described below. The Trustees did not identify any single factor as the controlling factor in their determinations.

Nature, Extent and Quality of Services

The Trustees considered that the Fund is newly-organized and was established in connection with the Reorganization. The Trustees considered that the investment objective, principal investment strategies and principal risks of the Fund are the same as those of the Predecessor Fund. The Trustees also considered Victory Capital’s representation that, under the Investment Advisory Agreement, the Fund would be managed using the same investment approach under which the Predecessor Fund was managed.

The Trustees considered the nature, extent and quality of the services that had been provided by Amundi US to the Predecessor Fund and that were expected to be provided by Victory Capital to the Fund following the consummation of the Reorganization, taking into account the investment objective and principal investment strategies of the Fund.

The Trustees considered information provided by Victory Capital regarding its business and operating structure, scale of operations, leadership and reputation. The Trustees also considered the capabilities, resources, and personnel of Victory Capital, in order to determine whether Victory Capital is capable of providing at least the same level of investment management services provided to the Predecessor Fund. The Trustees received information regarding Victory Capital’s plans to integrate Amundi US investment personnel into Victory Capital as members of Pioneer Investments, a Victory Capital investment franchise. The Independent Trustees noted that they had considered the qualifications of the portfolio managers at Amundi US at meetings of the Predecessor Fund’s Board of Trustees held prior to September 17, 2024.

The Trustees considered the non-investment resources, infrastructure and personnel of Victory Capital that would be involved in Victory Capital’s services to the Fund, including Victory Capital’s compliance, risk management, cybersecurity and legal resources and personnel. The Trustees also reviewed information provided by Victory Capital related to its business, legal, and regulatory affairs, including information regarding the resources available to Victory Capital to provide the services specified under the Investment Advisory Agreement. The Trustees also considered Victory Capital’s financial condition, and noted that Victory Capital was expected to be able to provide a high level of service to the Fund and continuously invest and re-invest in its investment management business.

The Trustees considered that Amundi US supervised and monitored the performance of the Predecessor Fund’s service providers and provided the Predecessor Fund with personnel (including Fund officers) and other resources that were necessary for the Predecessor Fund’s business management and operations, and considered the personnel and resources that Victory Capital proposed to provide with respect to such services for the Fund under the Investment Advisory Agreement. The Trustees also considered that, as administrator, Amundi US was responsible for the administration of the Predecessor Fund’s business and other affairs and that, following the Reorganization, Victory Capital would be responsible for the administration of the Fund’s business and other affairs. The Trustees considered that the fees Victory Capital would charge for administration services were higher than the fees that Amundi US received as reimbursement for services rendered, and considered Victory Capital’s explanation of the reasons for the differences in administration fees charged by Victory Capital and Amundi US as well as the expense limitation arrangement proposed to be implemented for the Fund for at least three years following the completion of the Reorganization. Based on these considerations, the Trustees concluded that the nature, extent and quality of services that Victory Capital would provide to the Fund would be satisfactory and consistent with the terms of the Investment Advisory Agreement.

Performance of the Fund

The Fund is newly-organized and does not have a performance history. The Trustees considered that the Fund succeeded to the performance history of the Predecessor Fund in the Reorganization. In considering the Predecessor Fund’s performance, the Independent Trustees regularly reviewed and discussed throughout the year data and information comparing the Predecessor Fund’s performance with the performance of its peer group of funds, as classified by Morningstar, Inc. (Morningstar), and with the performance of the Predecessor Fund’s benchmark index. They also discussed the Predecessor Fund’s performance with the Predecessor Fund’s portfolio managers on a regular basis. The Independent Trustees’ regular reviews and discussions with respect to the Predecessor Fund were factored into the Trustees’ deliberations concerning the approval of the Investment Advisory Agreement.

In addition, the Trustees considered that the Predecessor Fund’s portfolio managers were expected to continue to act as portfolio managers of the Fund following the consummation of the Reorganization as members of Pioneer Investments, a Victory Capital investment franchise. The Trustees also considered that the investment objective and principal investment strategies of the Fund are the same as those of the Predecessor Fund.

Advisory Fee and Expenses

The Independent Trustees considered that the contractual advisory fee rate payable by the Fund under the Investment Advisory Agreement would be the same as the contractual advisory fee rate payable by the Predecessor Fund. The Independent Trustees also considered that, for at least three years after the close of the Reorganization, Victory Capital had agreed to waive fees and/or reimburse expenses of the Fund so that its total net operating expenses (excluding certain customary items) does not exceed the lower of (i) the total net annual operating expenses associated with investing in the Predecessor Fund after application of expense limitation arrangements in effect for the Predecessor Fund, if any, or (ii) the total net annual operating expenses of the Predecessor Fund as of the end of the Predecessor Fund’s most recent fiscal year, at the time of the closing of the Reorganization. The Independent Trustees also considered that they had received full comparative fee and expense data in connection with their approval of the continuance of the Predecessor Fund Investment Advisory Agreement at the in-person meeting of the Predecessor Fund’s Board of Trustees held on September 17, 2024. The Trustees concluded that the proposed advisory fee payable by the Fund to Victory Capital was reasonable in relation to the nature and quality of services to be provided by Victory Capital.

Profitability

The Trustees considered information provided by Victory Capital regarding the estimated profitability of Victory Capital with respect to the advisory services proposed to be provided by Victory Capital to the Fund, including the methodology used by Victory Capital in allocating certain of its costs to the management of the Fund. The Trustees also considered Victory Capital’s estimated profit margins in connection with the overall operation of the Fund. The Trustees considered the investments Victory Capital expected to make to support and grow the Pioneer funds brand and the costs to integrate the Amundi US/Pioneer Funds business into Victory Capital. The Trustees also considered information regarding Victory Capital’s profit margins with respect to the funds it currently manages. The Trustees considered Victory Capital’s representation that the fully integrated Amundi US/Pioneer Funds business, including investments to support ongoing growth, was expected to have a positive impact on Victory Capital’s overall financial profitability. The Trustees considered Victory Capital’s current profit margins in comparison to the limited industry data available and noted that the profitability of any adviser was affected by numerous factors, including its organizational structure and method for allocating expenses. The Trustees concluded that Victory Capital’s estimated profitability with respect to the management of the Fund was not unreasonable.

Economies of Scale

The Trustees considered the extent to which Victory Capital may realize economies of scale or other efficiencies in managing and supporting the Fund. The Trustees noted the breakpoints in the management fee schedule. The Trustees recognize that economies of scale are difficult to identify and quantify, and that, among other factors that may be relevant, are the following: fee levels, expense subsidization, investment by Victory Capital in research and analytical capabilities and Victory Capital’s commitment and resource allocation to the Fund. The Trustees noted that profitability also may be an indicator of the availability of any economies of scale, although profitability may vary for other reasons including due to reductions in expenses. The Trustees concluded that economies of scale, if any, would be appropriately shared with the Fund.

Other Benefits

The Trustees considered the other benefits that Victory Capital may enjoy from its relationship with the Fund. The Trustees considered the character and amount of fees to be paid by the Fund, other than under the Investment Advisory Agreement, for services to be provided by Victory Capital and its affiliates. The Trustees further considered the revenues and profitability of Victory Capital’s businesses other than the Fund business. To the extent applicable, the Trustees also considered the potential benefits to the Fund and to Victory Capital and its affiliates from the use of “soft” commission dollars generated by the Fund to pay for research and brokerage services.

The Trustees noted that the completion of the Transaction would result in a long-term reciprocal distribution partnership between Amundi and Victory Capital, and that Victory Capital may benefit from Amundi’s ability to market the services of Victory Capital globally, including in an increase of the overall scale of Victory Capital. The Trustees considered that the Transaction would significantly increase Victory Capital’s assets under management and expand Victory Capital’s investment capabilities. The

Trustees considered that this increased size and diversification could facilitate Victory Capital’s continued investment in its business and products, which Victory Capital would be able to leverage across a broader base of assets. The Trustees considered that Victory Capital and the Fund are expected to receive reciprocal intangible benefits from the relationship, including mutual brand recognition. The Trustees concluded that any such benefits received by Victory Capital as a result of its relationship with the Fund were reasonable.

Conclusion

After consideration of the factors described above as well as other factors, the Trustees, including the Independent Trustees, concluded that the Investment Advisory Agreement, including the fees payable thereunder, was fair and reasonable and voted to approve the Investment Advisory Agreement.

Victory Capital Management Inc. (“Victory Capital”) serves as the investment adviser to Victory Pioneer Equity Income Fund (the “Fund”) pursuant to an investment advisory agreement between Victory Capital and the Fund (the “Investment Advisory Agreement”).

The Fund is newly-organized and was established in connection with the reorganization of Pioneer Equity Income Fund (the “Predecessor Fund”) into the Fund (the “Reorganization”). The Predecessor Fund and the Fund entered into the Reorganization in connection with the contribution of Amundi Asset Management US, Inc. (“Amundi US”), the Predecessor Fund’s investment adviser, to Victory Capital Holdings, Inc. (“Victory Capital Holdings”), the parent company of Victory Capital (the “Transaction”). The Reorganization was approved by shareholders of the Predecessor Fund at a meeting held on March 27, 2025 and was consummated on April 1, 2025.

The Trustees of the Fund, including all of the Independent Trustees, met to consider the Investment Advisory Agreement at an in-person meeting held on December 16, 2024. The Independent Trustees also served on the Board of Trustees of the Predecessor Fund.

To assist the Trustees in their consideration of the Investment Advisory Agreement, Victory Capital provided extensive information to the Trustees regarding the Reorganization, the Transaction and the investment advisory services to be provided by Victory Capital under the Investment Advisory Agreement. Before and during the December 16, 2024 meeting, the Trustees sought additional information as they deemed necessary and appropriate. In connection with their consideration of the Investment Advisory Agreement, the Independent Trustees worked with their independent legal counsel to prepare requests for additional information that were submitted to Victory Capital and Amundi US. The Trustees’ requests for information sought information relevant to the Trustees’ consideration of the Investment Advisory Agreement and anticipated impacts of the Reorganization and the Transaction on the Fund and its shareholders. The Independent Trustees met with senior management representatives of Victory Capital and Amundi US on numerous occasions to discuss various aspects of the Reorganization and the Transaction, to review information provided to assist the Independent Trustees in their consideration of the Investment Advisory Agreement, the Reorganization and the Transaction, and to make supplemental due diligence requests for additional information from Victory Capital and Amundi US with respect to the Investment Advisory Agreement, the Reorganization and the Transaction. Victory Capital and Amundi US provided documents and information in response to the requests from the Independent Trustees, as well as made presentations to, and responded to questions from, the Independent Trustees.

Prior to voting on the Investment Advisory Agreement, the Independent Trustees reviewed the Reorganization, the Transaction and the Investment Advisory Agreement with representatives of Amundi US and Victory Capital, counsel to the Fund and counsel to the Independent Trustees. The Independent Trustees also reviewed the Reorganization, the Transaction and the Investment Advisory Agreement with their independent legal counsel in private sessions at which no representatives of Amundi US, Victory Capital or counsel to the Fund were present.

The Trustees’ evaluation of the Investment Advisory Agreement reflected information provided specifically in connection with their review of the Investment Advisory Agreement, as well as, where relevant, information that was previously furnished to the Independent Trustees in connection with the renewal of the Predecessor Fund’s investment advisory agreement with Amundi US (the “Predecessor Fund Investment Advisory Agreement”) at an in-person meeting of the Predecessor Fund’s Board of Trustees held on September 17, 2024 and at other meetings of the Predecessor Fund’s Board of Trustees throughout the prior year.

Among other things, the Trustees considered:

(i) that, in the Transaction, Amundi US would be combined into Victory Capital Holdings in exchange for shares of Victory Capital Holdings issued to Amundi Asset Management S.A.S. (“Amundi”), the parent company of Amundi US, without Amundi becoming a controlling stockholder of Victory Capital Holdings, and that Victory Capital Holdings and Amundi would establish a long-term reciprocal distribution partnership;

(ii) representations by Victory Capital regarding the reputation, experience, financial strength and resources of Victory Capital and its investment franchises;

(iii) that Victory Capital informed the Trustees that the portfolio managers of the Predecessor Fund were expected to continue to act as portfolio managers of the Fund following the consummation of the Reorganization as members of Pioneer Investments, a planned Victory Capital investment franchise, managing the Fund using the same investment approach under which the Predecessor Fund was managed, and the Trustees considered the historical investment performance record of the Predecessor Fund under such investment approach;

(iv) the non-investment resources, infrastructure and personnel of Victory Capital that would be involved in Victory Capital’s services to the Fund, including Victory Capital’s legal and operational structure, risk management, administrative, legal, compliance and cybersecurity functions;

(v) Victory Capital’s distribution capabilities, including its significant network of intermediary relationships, which may provide additional opportunities for the Fund to grow assets and lower fees and expenses through increased economies of scale;

(vi) Victory Capital’s broad distribution network and a large fund family of Victory Funds may also provide opportunities for asset growth for the Fund and economies of scale through the potential to negotiate lower fee rates from service providers and to determine based on the assets of the entire Victory Fund complex;

(vii) the fact that the contractual advisory fee rate payable by the Fund would be the same as the contractual advisory fee rate payable by the Predecessor Fund;

(viii) the fact that the Independent Trustees received full comparative fee and expense data in connection with their approval of the continuance of the Predecessor Fund Investment Advisory Agreement at the in-person meeting of the Predecessor Fund’s Board of Trustees held on September 17, 2024;

(ix) that Victory Capital agreed with the Trustees that, for at least three years after the closing of the Reorganization, Victory Capital would waive fees and/or reimburse expenses so that the Fund’s total net annual operating expenses (excluding certain customary items) does not exceed the lower of (i) the total net annual operating expenses associated with investing in the Predecessor Fund after application of expense limitation arrangements in effect for the Predecessor Fund, if any, or (ii) the total net annual operating expenses of the Predecessor Fund as of the end of the Predecessor Fund’s most recent fiscal year at the time of the closing of the Reorganization, and that the contractual expense limitation agreement permits Victory Capital to recoup advisory fees waived and expenses reimbursed for up to two years after the fiscal year in which the waiver or reimbursement took place, subject to the lesser of any operating expense limitation in effect at the time of: (1) the original waiver or expense reimbursement; or (2) recoupment, after giving effect to the recoupment amount;

(x) that the investment objective, principal investment strategies and principal risks of the Fund are the same as those of the Predecessor Fund;

(xi) that Victory Capital had acquired and integrated several investment management companies;

(xii) that Victory Capital had agreed to conduct, and use reasonable best efforts to cause its affiliates to conduct, its business in compliance with Section 15(f) of the 1940 Act so as not to impose an “unfair burden” on the Fund; and

(xiii) the potential benefits to the shareholders of the Fund, including continuity of portfolio management and operating efficiencies due to the greater scale of Victory Capital that may be achieved from the Reorganization.

Certain of these considerations are discussed in more detail below. The Trustees also requested, obtained and considered the following information in connection with their evaluation of the Reorganization, the Transaction and the Investment Advisory Agreement for the Fund:

(i) memoranda provided by Fund counsel that summarized the legal standards and other considerations that are relevant to the Trustees in their deliberations regarding the Investment Advisory Agreement; and

(ii) the financial statements of Victory Capital, a profitability analysis provided by Victory Capital, and an analysis from Victory Capital as to possible economies of scale. The Independent Trustees further considered materials provided in connection with their review of the Predecessor Fund Investment Advisory Agreement, including information regarding the qualifications of the investment management team for the Fund, as well as the level of investment by the Fund’s portfolio managers in the Fund. In addition, the Independent Trustees considered the information provided at and in connection with regularly scheduled meetings of the Board of Trustees of the Predecessor Fund throughout the year regarding the Predecessor Fund’s performance and risk attributes, including through meetings with investment management personnel, and took into account other information related to the Predecessor Fund provided to the Independent Trustees at regularly scheduled meetings.

At the December 16, 2024 meeting, based on their evaluation of the information provided, the Trustees including the Independent Trustees voting separately, approved the Investment Advisory Agreement. In approving the Investment Advisory Agreement, the Trustees considered various factors that they determined were relevant, including the factors described below. The Trustees did not identify any single factor as the controlling factor in their determinations.

Nature, Extent and Quality of Services

The Trustees considered that the Fund is newly-organized and was established in connection with the Reorganization. The Trustees considered that the investment objective, principal investment strategies and principal risks of the Fund are the same as those of the Predecessor Fund. The Trustees also considered Victory Capital’s representation that, under the Investment Advisory Agreement, the Fund would be managed using the same investment approach under which the Predecessor Fund was managed.

The Trustees considered the nature, extent and quality of the services that had been provided by Amundi US to the Predecessor Fund and that were expected to be provided by Victory Capital to the Fund following the consummation of the Reorganization, taking into account the investment objective and principal investment strategies of the Fund.

The Trustees considered information provided by Victory Capital regarding its business and operating structure, scale of operations, leadership and reputation. The Trustees also considered the capabilities, resources, and personnel of Victory Capital, in order to determine whether Victory Capital is capable of providing at least the same level of investment management services provided to the Predecessor Fund. The Trustees received information regarding Victory Capital’s plans to integrate Amundi US investment personnel into Victory Capital as members of Pioneer Investments, a Victory Capital investment franchise. The Independent Trustees noted that they had considered the qualifications of the portfolio managers at Amundi US at meetings of the Predecessor Fund’s Board of Trustees held prior to September 17, 2024.

The Trustees considered the non-investment resources, infrastructure and personnel of Victory Capital that would be involved in Victory Capital’s services to the Fund, including Victory Capital’s compliance, risk management, cybersecurity and legal resources and personnel. The Trustees also reviewed information provided by Victory Capital related to its business, legal, and regulatory affairs, including information regarding the resources available to Victory Capital to provide the services specified under the Investment Advisory Agreement. The Trustees also considered Victory Capital’s financial condition, and noted that Victory Capital was expected to be able to provide a high level of service to the Fund and continuously invest and re-invest in its investment management business. The Trustees considered that Amundi US supervised and monitored the performance of the Predecessor Fund’s service providers and provided the Predecessor Fund with personnel (including Fund officers) and other resources that were necessary for the Predecessor Fund’s business management and operations, and considered the personnel and resources that Victory Capital proposed to provide with respect to such services for the Fund under the Investment Advisory Agreement. The Trustees also considered that, as administrator, Amundi US was responsible for the administration of the Predecessor Fund’s business and other affairs and that, following the Reorganization, Victory Capital would be responsible for the administration of the Fund’s business and other affairs. The Trustees considered that the fees Victory Capital would charge for administration services were higher than the fees that Amundi US received as reimbursement for services rendered, and considered Victory Capital’s explanation of the reasons for the differences in administration fees charged by Victory Capital and Amundi US as well as the expense limitation arrangement proposed to be implemented for the Fund for at least three years following the completion of the Reorganization. Based on these considerations, the Trustees concluded that the nature, extent and quality of services that Victory Capital would provide to the Fund would be satisfactory and consistent with the terms of the Investment Advisory Agreement.

Performance of the Trust

The Fund is newly-organized and does not have a performance history. The Trustees considered that the Fund succeeded to the performance history of the Predecessor Fund in the Reorganization. In considering the Predecessor Fund’s performance, the Independent Trustees regularly reviewed and discussed throughout the year data and information comparing the Predecessor Fund’s performance with the performance of its peer group of funds, as classified by Morningstar, Inc. (Morningstar), and with the performance of the Predecessor Fund’s benchmark index. They also discussed the Predecessor Fund’s performance with the Predecessor Fund’s portfolio managers on a regular basis. The Independent Trustees’ regular reviews and discussions with respect to the Predecessor Fund were factored into the Trustees’ deliberations concerning the approval of the Investment Advisory Agreement.

In addition, the Trustees considered that the Predecessor Fund’s portfolio managers were expected to continue to act as portfolio managers of the Fund following the consummation of the Reorganization as members of Pioneer Investments, a Victory Capital investment franchise. The Trustees also considered that the investment objective and principal investment strategies of the Fund are the same as those of the Predecessor Fund.

Advisory Fee and Expenses

The Independent Trustees considered that the contractual advisory fee rate payable by the Fund under the Investment Advisory Agreement would be the same as the contractual advisory fee rate payable by the Predecessor Fund. The Independent Trustees also considered that, for at least three years after the close of the Reorganization, Victory Capital had agreed to waive fees and/or reimburse expenses of the Fund so that its total net operating expenses (excluding certain customary items) does not exceed the lower of (i) the total net annual operating expenses associated with investing in the Predecessor Fund after application of expense limitation arrangements in effect for the Predecessor Fund, if any, or (ii) the total net annual operating expenses of the Predecessor Fund as of the end of the Predecessor Fund’s most recent fiscal year, at the time of the closing of the Reorganization. The Independent Trustees also considered that they had received full comparative fee and expense data in connection with their approval of the continuance of the Predecessor Fund Investment Advisory Agreement at the in-person meeting of the Predecessor Fund’s Board of Trustees held on September 17, 2024. The Trustees concluded that the proposed advisory fee payable by the Fund to Victory Capital was reasonable in relation to the nature and quality of services to be provided by Victory Capital.

Profitability

The Trustees considered information provided by Victory Capital regarding the estimated profitability of Victory Capital with respect to the advisory services proposed to be provided by Victory Capital to the Fund, including the methodology used by Victory Capital in allocating certain of its costs to the management of the Fund. The Trustees also considered Victory Capital’s estimated profit margins in connection with the overall operation of the Fund. The Trustees considered the investments Victory Capital expected to make to support and grow the Pioneer funds brand and the costs to integrate the Amundi US/Pioneer Funds business into Victory Capital. The Trustees also considered information regarding Victory Capital’s profit margins with respect to the funds it currently manages. The Trustees considered Victory Capital’s representation that the fully integrated Amundi US/Pioneer Funds business, including investments to support ongoing growth, was expected to have a positive impact on Victory Capital’s overall financial profitability. The Trustees considered Victory Capital’s current profit margins in comparison to the limited industry data available and noted that the profitability of any adviser was affected by numerous factors, including its organizational structure and method for allocating expenses. The Trustees concluded that Victory Capital’s estimated profitability with respect to the management of the Fund was not unreasonable.

Economies of Scale

The Trustees considered the extent to which Victory Capital may realize economies of scale or other efficiencies in managing and supporting the Fund. The Trustees noted the breakpoints in the management fee schedule. The Trustees recognize that economies of scale are difficult to identify and quantify, and that, among other factors that may be relevant, are the following: fee levels, expense subsidization, investment by Victory Capital in research and analytical capabilities and Victory Capital’s commitment and resource allocation to the Fund. The Trustees noted that profitability also may be an indicator of the availability of any economies of scale, although profitability may vary for other reasons including due to reductions in expenses. The Trustees concluded that economies of scale, if any, would be appropriately shared with the Fund.

Other Benefits

The Trustees considered the other benefits that Victory Capital may enjoy from its relationship with the Fund. The Trustees considered the character and amount of fees to be paid by the Fund, other than under the Investment Advisory Agreement, for services to be provided by Victory Capital and its affiliates. The Trustees further considered the revenues and profitability of Victory Capital’s businesses other than the Fund business. To the extent applicable, the Trustees also considered the potential benefits to the Fund and to Victory Capital and its affiliates from the use of “soft” commission dollars generated by the Fund to pay for research and brokerage services.

The Trustees noted that the completion of the Transaction would result in a long-term reciprocal distribution partnership between Amundi and Victory Capital, and that Victory Capital may benefit from Amundi’s ability to market the services of Victory Capital globally, including in an increase of the overall scale of Victory Capital. The Trustees considered that the Transaction would significantly increase Victory Capital’s assets under management and expand Victory Capital’s investment capabilities. The Trustees considered that this increased size and diversification could facilitate Victory Capital’s continued investment in its business and products, which Victory Capital would be able to leverage across a broader base of assets. The Trustees considered that Victory Capital and the Fund are expected to receive reciprocal intangible benefits from the relationship, including mutual brand recognition. The Trustees concluded that any such benefits received by Victory Capital as a result of its relationship with the Fund were reasonable.

Conclusion

After consideration of the factors described above as well as other factors, the Trustees, including the Independent Trustees, concluded that the Investment Advisory Agreement, including the fees payable thereunder, was fair and reasonable and voted to approve the Investment Advisory Agreement.

Victory Capital Management Inc. (“Victory Capital”) serves as the investment adviser to Victory Pioneer Floating Rate Fund (the “Fund”) pursuant to an investment advisory agreement between Victory Capital and the Fund (the “Investment Advisory Agreement”).

The Fund is newly-organized and was established in connection with the reorganization of Pioneer Floating Rate Fund (the “Predecessor Fund”) into the Fund (the “Reorganization”). The Predecessor Fund and the Fund entered into the Reorganization in connection with the contribution of Amundi Asset Management US, Inc. (“Amundi US”), the Predecessor Fund’s investment adviser, to Victory Capital Holdings, Inc. (“Victory Capital Holdings”), the parent company of Victory Capital (the “Transaction”). The Reorganization was approved by shareholders of the Predecessor Fund at a meeting held on April 28, 2025 and was consummated on May 2, 2025.

The Trustees of the Fund, including all of the Independent Trustees, met to consider the Investment Advisory Agreement at an in-person meeting held on December 16, 2024. The Independent Trustees also served on the Board of Trustees of the Predecessor Fund.

To assist the Trustees in their consideration of the Investment Advisory Agreement, Victory Capital provided extensive information to the Trustees regarding the Reorganization, the Transaction and the investment advisory services to be provided by Victory Capital under the Investment Advisory Agreement. Before and during the December 16, 2024 meeting, the Trustees sought additional information as they deemed necessary and appropriate. In connection with their consideration of the Investment Advisory Agreement, the Independent Trustees worked with their independent legal counsel to prepare requests for additional information that were submitted to Victory Capital and Amundi US. The Trustees’ requests for information sought information relevant to the Trustees’ consideration of the Investment Advisory Agreement and anticipated impacts of the Reorganization and the Transaction on the Fund and its shareholders. The Independent Trustees met with senior management representatives of Victory Capital and Amundi US on numerous occasions to discuss various aspects of the Reorganization and the Transaction, to review information provided to assist the Independent Trustees in their consideration of the Investment Advisory Agreement, the Reorganization and the Transaction, and to make supplemental due diligence requests for additional information from Victory Capital and Amundi US with respect to the Investment Advisory Agreement, the Reorganization and the Transaction. Victory Capital and Amundi US provided documents and information in response to the requests from the Independent Trustees, as well as made presentations to, and responded to questions from, the Independent Trustees.

Prior to voting on the Investment Advisory Agreement, the Independent Trustees reviewed the Reorganization, the Transaction and the Investment Advisory Agreement with representatives of Amundi US and Victory Capital, counsel to the Fund and counsel to the Independent Trustees. The Independent Trustees also reviewed the Reorganization, the Transaction and the Investment Advisory Agreement with their independent legal counsel in private sessions at which no representatives of Amundi US, Victory Capital or counsel to the Fund were present.

The Trustees’ evaluation of the Investment Advisory Agreement reflected information provided specifically in connection with their review of the Investment Advisory Agreement, as well as, where relevant, information that was previously furnished to the Independent Trustees in connection with the renewal of the Predecessor Fund’s investment advisory agreement with Amundi US (the “Predecessor Fund Investment Advisory Agreement”) at an in-person meeting of the Predecessor Fund’s Board of Trustees held on September 17, 2024 and at other meetings of the Predecessor Fund’s Board of Trustees throughout the prior year.

Among other things, the Trustees considered:

(i) that, in the Transaction, Amundi US would be combined into Victory Capital Holdings in exchange for shares of Victory Capital Holdings issued to Amundi Asset Management S.A.S. (“Amundi”), the parent company of Amundi US, without Amundi becoming a controlling stockholder of Victory Capital Holdings, and that Victory Capital Holdings and Amundi would establish a long-term reciprocal distribution partnership;

(ii) representations by Victory Capital regarding the reputation, experience, financial strength and resources of Victory Capital and its investment franchises;

(iii) that Victory Capital informed the Trustees that the portfolio managers of the Predecessor Fund were expected to continue to act as portfolio managers of the Fund following the consummation of the Reorganization as members of Pioneer Investments, a planned Victory Capital investment franchise, managing the Fund using the same investment approach under which the Predecessor Fund was managed, and the Trustees considered the historical investment performance record of the Predecessor Fund under such investment approach;

(iv) the non-investment resources, infrastructure and personnel of Victory Capital that would be involved in Victory Capital’s services to the Fund, including Victory Capital’s legal and operational structure, risk management, administrative, legal, compliance and cybersecurity functions;

(v) Victory Capital’s distribution capabilities, including its significant network of intermediary relationships, which may provide additional opportunities for the Fund to grow assets and lower fees and expenses through increased economies of scale;

(vi) Victory Capital’s broad distribution network and a large fund family of Victory Funds may also provide opportunities for asset growth for the Fund and economies of scale through the potential to negotiate lower fee rates from service providers and to determine based on the assets of the entire Victory Fund complex;

(vii) the fact that the contractual advisory fee rate payable by the Fund would be the same as the contractual advisory fee rate payable by the Predecessor Fund;

(viii) the fact that the Independent Trustees received full comparative fee and expense data in connection with their approval of the continuance of the Predecessor Fund Investment Advisory Agreement at the in-person meeting of the Predecessor Fund’s Board of Trustees held on September 17, 2024;

(ix) that Victory Capital agreed with the Trustees that, for at least three years after the closing of the Reorganization, Victory Capital would waive fees and/or reimburse expenses so that the Fund’s total net annual operating expenses (excluding certain customary items) does not exceed the lower of (i) the total net annual operating expenses associated with investing in the Predecessor Fund after application of expense limitation arrangements in effect for the Predecessor Fund, if any, or (ii) the total net annual operating expenses of the Predecessor Fund as of the end of the Predecessor Fund’s most recent fiscal year at the time of the closing of the Reorganization, and that the contractual expense limitation agreement permits Victory Capital to recoup advisory fees waived and expenses reimbursed for up to two years after the fiscal year in which the waiver or reimbursement took place, subject to the lesser of any operating expense limitation in effect at the time of: (1) the original waiver or expense reimbursement; or (2) recoupment, after giving effect to the recoupment amount;

(x) that the investment objective, principal investment strategies and principal risks of the Fund are the same as those of the Predecessor Fund;

(xi) that Victory Capital had acquired and integrated several investment management companies;

(xii) that Victory Capital had agreed to conduct, and use reasonable best efforts to cause its affiliates to conduct, its business in compliance with Section 15(f) of the 1940 Act so as not to impose an “unfair burden” on the Fund; and

(xiii) the potential benefits to the shareholders of the Fund, including continuity of portfolio management and operating efficiencies due to the greater scale of Victory Capital that may be achieved from the Reorganization.

Certain of these considerations are discussed in more detail below. The Trustees also requested, obtained and considered the following information in connection with their evaluation of the Reorganization, the Transaction and the Investment Advisory Agreement for the Fund:

(i) memoranda provided by Fund counsel that summarized the legal standards and other considerations that are relevant to the Trustees in their deliberations regarding the Investment Advisory Agreement; and

(ii) the financial statements of Victory Capital, a profitability analysis provided by Victory Capital, and an analysis from Victory Capital as to possible economies of scale. The Independent Trustees further considered materials provided in connection with their review of the Predecessor Fund Investment Advisory Agreement, including information regarding the qualifications of the investment management team for the Fund, as well as the level of investment by the Fund’s portfolio managers in the Fund. In addition, the Independent Trustees considered the information provided at and in connection with regularly scheduled meetings of the Board of Trustees of the Predecessor Fund throughout the year regarding the Predecessor Fund’s performance and risk attributes, including through meetings with investment management personnel, and took into account other information related to the Predecessor Fund provided to the Independent Trustees at regularly scheduled meetings.

At the December 16, 2024 meeting, based on their evaluation of the information provided, the Trustees including the Independent Trustees voting separately, approved the Investment Advisory Agreement. In approving the Investment Advisory Agreement, the Trustees considered various factors that they determined were relevant, including the factors described below. The Trustees did not identify any single factor as the controlling factor in their determinations.

Nature, Extent and Quality of Services

The Trustees considered that the Fund is newly-organized and was established in connection with the Reorganization. The Trustees considered that the investment objective, principal investment strategies and principal risks of the Fund are the same as those of the Predecessor Fund. The Trustees also considered Victory Capital’s representation that, under the Investment Advisory Agreement, the Fund would be managed using the same investment approach under which the Predecessor Fund was managed.

The Trustees considered the nature, extent and quality of the services that had been provided by Amundi US to the Predecessor Fund and that were expected to be provided by Victory Capital to the Fund following the consummation of the Reorganization, taking into account the investment objective and principal investment strategies of the Fund.

The Trustees considered information provided by Victory Capital regarding its business and operating structure, scale of operations, leadership and reputation. The Trustees also considered the capabilities, resources, and personnel of Victory Capital, in order to determine whether Victory Capital is capable of providing at least the same level of investment management services provided to the Predecessor Fund. The Trustees received information regarding Victory Capital’s plans to integrate Amundi US investment personnel into Victory Capital as members of Pioneer Investments, a Victory Capital investment franchise. The Independent Trustees noted that they had considered the qualifications of the portfolio managers at Amundi US at meetings of the Predecessor Fund’s Board of Trustees held prior to September 17, 2024.

The Trustees considered the non-investment resources, infrastructure and personnel of Victory Capital that would be involved in Victory Capital’s services to the Fund, including Victory Capital’s compliance, risk management, cybersecurity and legal resources and personnel. The Trustees also reviewed information provided by Victory Capital related to its business, legal, and regulatory affairs, including information regarding the resources available to Victory Capital to provide the services specified under the Investment Advisory Agreement. The Trustees also considered Victory Capital’s financial condition, and noted that Victory Capital was expected to be able to provide a high level of service to the Fund and continuously invest and re-invest in its investment management business. The Trustees considered that Amundi US supervised and monitored the performance of the Predecessor Fund’s service providers and provided the Predecessor Fund with personnel (including Fund officers) and other resources that were necessary for the Predecessor Fund’s business management and operations, and considered the personnel and resources that Victory Capital proposed to provide with respect to such services for the Fund under the Investment Advisory Agreement. The Trustees also considered that, as administrator, Amundi US was responsible for the administration of the Predecessor Fund’s business and other affairs and that, following the Reorganization, Victory Capital would be responsible for the administration of the Fund’s business and other affairs. The Trustees considered that the fees Victory Capital would charge for administration services were higher than the fees that Amundi US received as reimbursement for services rendered, and considered Victory Capital’s explanation of the reasons for the differences in administration fees charged by Victory Capital and Amundi US as well as the expense limitation arrangement proposed to be implemented for the Fund for at least three years following the completion of the Reorganization. Based on these considerations, the Trustees concluded that the nature, extent and quality of services that Victory Capital would provide to the Fund would be satisfactory and consistent with the terms of the Investment Advisory Agreement.

Performance of the Fund

The Fund is newly-organized and does not have a performance history. The Trustees considered that the Fund succeeded to the performance history of the Predecessor Fund in the Reorganization. In considering the Predecessor Fund’s performance, the Independent Trustees regularly reviewed and discussed throughout the year data and information comparing the Predecessor Fund’s performance with the performance of its peer group of funds, as classified by Morningstar, Inc. (Morningstar), and with the performance of the Predecessor Fund’s benchmark index. They also discussed the Predecessor Fund’s performance with the Predecessor Fund’s portfolio managers on a regular basis. The Independent Trustees’ regular reviews and discussions with respect to the Predecessor Fund were factored into the Trustees’ deliberations concerning the approval of the Investment Advisory Agreement.

In addition, the Trustees considered that the Predecessor Fund’s portfolio managers were expected to continue to act as portfolio managers of the Fund following the consummation of the Reorganization as members of Pioneer Investments, a Victory Capital investment franchise. The Trustees also considered that the investment objective and principal investment strategies of the Fund are the same as those of the Predecessor Fund.

Advisory Fee and Expenses

The Independent Trustees considered that the contractual advisory fee rate payable by the Fund under the Investment Advisory Agreement would be the same as the contractual advisory fee rate payable by the Predecessor Fund. The Independent Trustees also considered that, for at least three years after the close of the Reorganization, Victory Capital had agreed to waive fees and/or reimburse expenses of the Fund so that its total net operating expenses (excluding certain customary items) does not exceed the lower of (i) the total net annual operating expenses associated with investing in the Predecessor Fund after application of expense limitation arrangements in effect for the Predecessor Fund, if any, or (ii) the total net annual operating expenses of the Predecessor Fund as of the end of the Predecessor Fund’s most recent fiscal year, at the time of the closing of the Reorganization. The Independent Trustees also considered that they had received full comparative fee and expense data in connection with their approval of the continuance of the Predecessor Fund Investment Advisory Agreement at the in-person meeting of the Predecessor Fund’s Board of Trustees held on September 17, 2024. The Trustees concluded that the proposed advisory fee payable by the Fund to Victory Capital was reasonable in relation to the nature and quality of services to be provided by Victory Capital.

Profitability

The Trustees considered information provided by Victory Capital regarding the estimated profitability of Victory Capital with respect to the advisory services proposed to be provided by Victory Capital to the Fund, including the methodology used by Victory Capital in allocating certain of its costs to the management of the Fund. The Trustees also considered Victory Capital’s estimated profit margins in connection with the overall operation of the Fund. The Trustees considered the investments Victory Capital expected to make to support and grow the Pioneer funds brand and the costs to integrate the Amundi US/Pioneer Funds business into Victory Capital. The Trustees also considered information regarding Victory Capital’s profit margins with respect to the funds it currently manages. The Trustees considered Victory Capital’s representation that the fully integrated Amundi US/Pioneer Funds business, including investments to support ongoing growth, was expected to have a positive impact on Victory Capital’s overall financial profitability. The Trustees considered Victory Capital’s current profit margins in comparison to the limited industry data available and noted that the profitability of any adviser was affected by numerous factors, including its organizational structure and method for allocating expenses. The Trustees concluded that Victory Capital’s estimated profitability with respect to the management of the Fund was not unreasonable.

Economies of Scale

The Trustees considered the extent to which Victory Capital may realize economies of scale or other efficiencies in managing and supporting the Fund. The Trustees noted the breakpoints in the management fee schedule. The Trustees recognize that economies of scale are difficult to identify and quantify, and that, among other factors that may be relevant, are the following: fee levels, expense subsidization, investment by Victory Capital in research and analytical capabilities and Victory Capital’s commitment and resource allocation to the Fund. The Trustees noted that profitability also may be an indicator of the availability of any economies of scale, although profitability may vary for other reasons including due to reductions in expenses. The Trustees concluded that economies of scale, if any, would be appropriately shared with the Fund.

Other Benefits

The Trustees considered the other benefits that Victory Capital may enjoy from its relationship with the Fund. The Trustees considered the character and amount of fees to be paid by the Fund, other than under the Investment Advisory Agreement, for services to be provided by Victory Capital and its affiliates. The Trustees further considered the revenues and profitability of Victory Capital’s businesses other than the Fund business. To the extent applicable, the Trustees also considered the potential benefits to the Fund and to Victory Capital and its affiliates from the use of “soft” commission dollars generated by the Fund to pay for research and brokerage services.

The Trustees noted that the completion of the Transaction would result in a long-term reciprocal distribution partnership between Amundi and Victory Capital, and that Victory Capital may benefit from Amundi’s ability to market the services of Victory Capital globally, including in an increase of the overall scale of Victory Capital. The Trustees considered that the Transaction would significantly increase Victory Capital’s assets under management and expand Victory Capital’s investment capabilities. The Trustees considered that this increased size and diversification could facilitate Victory Capital’s continued investment in its business and products, which Victory Capital would be able to leverage across a broader base of assets. The Trustees considered that Victory Capital and the Fund are expected to receive reciprocal intangible benefits from the relationship, including mutual brand recognition. The Trustees concluded that any such benefits received by Victory Capital as a result of its relationship with the Fund were reasonable.

Conclusion

After consideration of the factors described above as well as other factors, the Trustees, including the Independent Trustees, concluded that the Investment Advisory Agreement, including the fees payable thereunder, was fair and reasonable and voted to approve the Investment Advisory Agreement.

Victory Capital Management Inc. (“Victory Capital”) serves as the investment adviser to Victory Pioneer High Yield Fund (the “Fund”) pursuant to an investment advisory agreement between Victory Capital and the Fund (the “Investment Advisory Agreement”).

The Fund is newly-organized and was established in connection with the reorganization of Pioneer High Yield Fund (the “Predecessor Fund”) into the Fund (the “Reorganization”). The Predecessor Fund and the Fund entered into the Reorganization in connection with the contribution of Amundi Asset Management US, Inc. (“Amundi US”), the Predecessor Fund’s investment adviser, to Victory Capital Holdings, Inc. (“Victory Capital Holdings”), the parent company of Victory Capital (the “Transaction”). The Reorganization was approved by shareholders of the Predecessor Fund at a meeting held on April 28, 2025 and was consummated on May 2, 2025. The Trustees of the Fund, including all of the Independent Trustees, met to consider the Investment Advisory Agreement at an in-person meeting held on December 16, 2024. The Independent Trustees also served on the Board of Trustees of the Predecessor Fund.

To assist the Trustees in their consideration of the Investment Advisory Agreement, Victory Capital provided extensive information to the Trustees regarding the Reorganization, the Transaction and the investment advisory services to be provided by Victory Capital under the Investment Advisory Agreement. Before and during the December 16, 2024 meeting, the Trustees sought additional information as they deemed necessary and appropriate. In connection with their consideration of the Investment Advisory Agreement, the Independent Trustees worked with their independent legal counsel to prepare requests for additional information that were submitted to Victory Capital and Amundi US. The Trustees’ requests for information sought information relevant to the Trustees’ consideration of the Investment Advisory Agreement and anticipated impacts of the Reorganization and the Transaction on the Fund and its shareholders. The Independent Trustees met with senior management representatives of Victory Capital and Amundi US on numerous occasions to discuss various aspects of the Reorganization and the Transaction, to review information provided to assist the Independent Trustees in their consideration of the Investment Advisory Agreement, the Reorganization and the Transaction, and to make supplemental due diligence requests for additional information from Victory Capital and Amundi US with respect to the Investment Advisory Agreement, the Reorganization and the Transaction. Victory Capital and Amundi US provided documents and information in response to the requests from the Independent Trustees, as well as made presentations to, and responded to questions from, the Independent Trustees.

Prior to voting on the Investment Advisory Agreement, the Independent Trustees reviewed the Reorganization, the Transaction and the Investment Advisory Agreement with representatives of Amundi US and Victory Capital, counsel to the Fund and counsel to the Independent Trustees. The Independent Trustees also reviewed the Reorganization, the Transaction and the Investment Advisory Agreement with their independent legal counsel in private sessions at which no representatives of Amundi US, Victory Capital or counsel to the Fund were present.

The Trustees’ evaluation of the Investment Advisory Agreement reflected information provided specifically in connection with their review of the Investment Advisory Agreement, as well as, where relevant, information that was previously furnished to the Independent Trustees in connection with the renewal of the Predecessor Fund’s investment advisory agreement with Amundi US (the “Predecessor Fund Investment Advisory Agreement”) at an in-person meeting of the Predecessor Fund’s Board of Trustees held on September 17, 2024 and at other meetings of the Predecessor Fund’s Board of Trustees throughout the prior year.

Among other things, the Trustees considered:

(i) that, in the Transaction, Amundi US would be combined into Victory Capital Holdings in exchange for shares of Victory Capital Holdings issued to Amundi Asset Management S.A.S. (“Amundi”), the parent company of Amundi US, without Amundi becoming a controlling stockholder of Victory Capital Holdings, and that Victory Capital Holdings and Amundi would establish a long-term reciprocal distribution partnership;

(ii) representations by Victory Capital regarding the reputation, experience, financial strength and resources of Victory Capital and its investment franchises;

(iii) that Victory Capital informed the Trustees that the portfolio managers of the Predecessor Fund were expected to continue to act as portfolio managers of the Fund following the consummation of the Reorganization as members of Pioneer Investments, a planned Victory Capital investment franchise, managing the Fund using the same investment approach under which the Predecessor Fund was managed, and the Trustees considered the historical investment performance record of the Predecessor Fund under such investment approach;

(iv) the non-investment resources, infrastructure and personnel of Victory Capital that would be involved in Victory Capital’s services to the Fund, including Victory Capital’s legal and operational structure, risk management, administrative, legal, compliance and cybersecurity functions;

(v) Victory Capital’s distribution capabilities, including its significant network of intermediary relationships, which may provide additional opportunities for the Fund to grow assets and lower fees and expenses through increased economies of scale;

(vi) Victory Capital’s broad distribution network and a large fund family of Victory Funds may also provide opportunities for asset growth for the Fund and economies of scale through the potential to negotiate lower fee rates from service providers and to determine based on the assets of the entire Victory Fund complex;

(vii) the fact that the contractual advisory fee rate payable by the Fund would be the same as the contractual advisory fee rate payable by the Predecessor Fund;

(viii) the fact that the Independent Trustees received full comparative fee and expense data in connection with their approval of the continuance of the Predecessor Fund Investment Advisory Agreement at the in-person meeting of the Predecessor Fund’s Board of Trustees held on September 17, 2024;

(ix) that Victory Capital agreed with the Trustees that, for at least three years after the closing of the Reorganization, Victory Capital would waive fees and/or reimburse expenses so that the Fund’s total net annual operating expenses (excluding certain customary items) does not exceed the lower of (i) the total net annual operating expenses associated with investing in the Predecessor Fund after application of expense limitation arrangements in effect for the Predecessor Fund, if any, or (ii) the total net annual operating expenses of the Predecessor Fund as of the end of the Predecessor Fund’s most recent fiscal year at the time of the closing of the Reorganization, and that the contractual expense limitation agreement permits Victory Capital to recoup advisory fees waived and expenses reimbursed for up to two years after the fiscal year in which the waiver or reimbursement took place, subject to the lesser of any operating expense limitation in effect at the time of: (1) the original waiver or expense reimbursement; or (2) recoupment, after giving effect to the recoupment amount;

(x) that the investment objective, principal investment strategies and principal risks of the Fund are the same as those of the Predecessor Fund;

(xi) that Victory Capital had acquired and integrated several investment management companies;

(xii) that Victory Capital had agreed to conduct, and use reasonable best efforts to cause its affiliates to conduct, its business in compliance with Section 15(f) of the 1940 Act so as not to impose an “unfair burden” on the Fund; and

(xiii) the potential benefits to the shareholders of the Fund, including continuity of portfolio management and operating efficiencies due to the greater scale of Victory Capital that may be achieved from the Reorganization.

Certain of these considerations are discussed in more detail below. The Trustees also requested, obtained and considered the following information in connection with their evaluation of the Reorganization, the Transaction and the Investment Advisory Agreement for the Fund:

(i) memoranda provided by Fund counsel that summarized the legal standards and other considerations that are relevant to the Trustees in their deliberations regarding the Investment Advisory Agreement; and

(ii) the financial statements of Victory Capital, a profitability analysis provided by Victory Capital, and an analysis from Victory Capital as to possible economies of scale. The Independent Trustees further considered materials provided in connection with their review of the Predecessor Fund Investment Advisory Agreement, including information regarding the qualifications of the investment management team for the Fund, as well as the level of investment by the Fund’s portfolio managers in the Fund. In addition, the Independent Trustees considered the information provided at and in connection with regularly scheduled meetings of the Board of Trustees of the Predecessor Fund throughout the year regarding the Predecessor Fund’s performance and risk attributes, including through meetings with investment management personnel, and took into account other information related to the Predecessor Fund provided to the Independent Trustees at regularly scheduled meetings.

At the December 16, 2024 meeting, based on their evaluation of the information provided, the Trustees including the Independent Trustees voting separately, approved the Investment Advisory Agreement. In approving the Investment Advisory Agreement, the Trustees considered various factors that they determined were relevant, including the factors described below. The Trustees did not identify any single factor as the controlling factor in their determinations.

Nature, Extent and Quality of Services

The Trustees considered that the Fund is newly-organized and was established in connection with the Reorganization. The Trustees considered that the investment objective, principal investment strategies and principal risks of the Fund are the same as those of the Predecessor Fund. The Trustees also considered Victory Capital’s representation that, under the Investment Advisory Agreement, the Fund would be managed using the same investment approach under which the Predecessor Fund was managed.

The Trustees considered the nature, extent and quality of the services that had been provided by Amundi US to the Predecessor Fund and that were expected to be provided by Victory Capital to the Fund following the consummation of the Reorganization, taking into account the investment objective and principal investment strategies of the Fund.

The Trustees considered information provided by Victory Capital regarding its business and operating structure, scale of operations, leadership and reputation. The Trustees also considered the capabilities, resources, and personnel of Victory Capital, in order to determine whether Victory Capital is capable of providing at least the same level of investment management services provided to the Predecessor Fund. The Trustees received information regarding Victory Capital’s plans to integrate Amundi US investment personnel into Victory Capital as members of Pioneer Investments, a Victory Capital investment franchise. The Independent Trustees noted that they had considered the qualifications of the portfolio managers at Amundi US at meetings of the Predecessor Fund’s Board of Trustees held prior to September 17, 2024.

The Trustees considered the non-investment resources, infrastructure and personnel of Victory Capital that would be involved in Victory Capital’s services to the Fund, including Victory Capital’s compliance, risk management, cybersecurity and legal resources and personnel. The Trustees also reviewed information provided by Victory Capital related to its business, legal, and regulatory affairs, including information regarding the resources available to Victory Capital to provide the services specified under the Investment Advisory Agreement. The Trustees also considered Victory Capital’s financial condition, and noted that Victory Capital was expected to be able to provide a high level of service to the Fund and continuously invest and re-invest in its investment management business. The Trustees considered that Amundi US supervised and monitored the performance of the Predecessor Fund’s service providers and provided the Predecessor Fund with personnel (including Fund officers) and other resources that were necessary for the Predecessor Fund’s business management and operations, and considered the personnel and resources that Victory Capital proposed to provide with respect to such services for the Fund under the Investment Advisory Agreement. The Trustees also considered that, as administrator, Amundi US was responsible for the administration of the Predecessor Fund’s business and other affairs and that, following the Reorganization, Victory Capital would be responsible for the administration of the Fund’s business and other affairs. The Trustees considered that the fees Victory Capital would charge for administration services were higher than the fees that Amundi US received as reimbursement for services rendered, and considered Victory Capital’s explanation of the reasons for the differences in administration fees charged by Victory Capital and Amundi US as well as the expense limitation arrangement proposed to be implemented for the Fund for at least three years following the completion of the Reorganization. Based on these considerations, the Trustees concluded that the nature, extent and quality of services that Victory Capital would provide to the Fund would be satisfactory and consistent with the terms of the Investment Advisory Agreement.

Performance of the Fund

The Fund is newly-organized and does not have a performance history. The Trustees considered that the Fund succeeded to the performance history of the Predecessor Fund in the Reorganization. In considering the Predecessor Fund’s performance, the Independent Trustees regularly reviewed and discussed throughout the year data and information comparing the Predecessor Fund’s performance with the performance of its peer group of funds, as classified by Morningstar, Inc. (Morningstar), and with the performance of the Predecessor Fund’s benchmark index. They also discussed the Predecessor Fund’s performance with the Predecessor Fund’s portfolio managers on a regular basis. The Independent Trustees’ regular reviews and discussions with respect to the Predecessor Fund were factored into the Trustees’ deliberations concerning the approval of the Investment Advisory Agreement.

In addition, the Trustees considered that the Predecessor Fund’s portfolio managers were expected to continue to act as portfolio managers of the Fund following the consummation of the Reorganization as members of Pioneer Investments, a Victory Capital investment franchise. The Trustees also considered that the investment objective and principal investment strategies of the Fund are the same as those of the Predecessor Fund.

Advisory Fee and Expenses

The Independent Trustees considered that the contractual advisory fee rate payable by the Fund under the Investment Advisory Agreement would be the same as the contractual advisory fee rate payable by the Predecessor Fund. The Independent Trustees also considered that, for at least three years after the close of the Reorganization, Victory Capital had agreed to waive fees and/or reimburse expenses of the Fund so that its total net operating expenses (excluding certain customary items) does not exceed the lower of (i) the total net annual operating expenses associated with investing in the Predecessor Fund after application of expense limitation arrangements in effect for the Predecessor Fund, if any, or (ii) the total net annual operating expenses of the Predecessor Fund as of the end of the Predecessor Fund’s most recent fiscal year, at the time of the closing of the Reorganization. The Independent Trustees also considered that they had received full comparative fee and expense data in connection with their approval of the continuance of the Predecessor Fund Investment Advisory Agreement at the in-person meeting of the Predecessor Fund’s Board of Trustees held on September 17, 2024. The Trustees concluded that the proposed advisory fee payable by the Fund to Victory Capital was reasonable in relation to the nature and quality of services to be provided by Victory Capital.

Profitability

The Trustees considered information provided by Victory Capital regarding the estimated profitability of Victory Capital with respect to the advisory services proposed to be provided by Victory Capital to the Fund, including the methodology used by Victory Capital in allocating certain of its costs to the management of the Fund. The Trustees also considered Victory Capital’s estimated profit margins in connection with the overall operation of the Fund. The Trustees considered the investments Victory Capital expected to make to support and grow the Pioneer funds brand and the costs to integrate the Amundi US/Pioneer Funds business into Victory Capital. The Trustees also considered information regarding Victory

Capital’s profit margins with respect to the funds it currently manages. The Trustees considered Victory Capital’s representation that the fully integrated Amundi US/Pioneer Funds business, including investments to support ongoing growth, was expected to have a positive impact on Victory Capital’s overall financial profitability. The Trustees considered Victory Capital’s current profit margins in comparison to the limited industry data available and noted that the profitability of any adviser was affected by numerous factors, including its organizational structure and method for allocating expenses. The Trustees concluded that Victory Capital’s estimated profitability with respect to the management of the Fund was not unreasonable.

Economies of Scale

The Trustees considered the extent to which Victory Capital may realize economies of scale or other efficiencies in managing and supporting the Fund. The Trustees noted the breakpoints in the management fee schedule. The Trustees recognize that economies of scale are difficult to identify and quantify, and that, among other factors that may be relevant, are the following: fee levels, expense subsidization, investment by Victory Capital in research and analytical capabilities and Victory Capital’s commitment and resource allocation to the Fund. The Trustees noted that profitability also may be an indicator of the availability of any economies of scale, although profitability may vary for other reasons including due to reductions in expenses. The Trustees concluded that economies of scale, if any, would be appropriately shared with the Fund.

Other Benefits

The Trustees considered the other benefits that Victory Capital may enjoy from its relationship with the Fund. The Trustees considered the character and amount of fees to be paid by the Fund, other than under the Investment Advisory Agreement, for services to be provided by Victory Capital and its affiliates. The Trustees further considered the revenues and profitability of Victory Capital’s businesses other than the Fund business. To the extent applicable, the Trustees also considered the potential benefits to the Fund and to Victory Capital and its affiliates from the use of “soft” commission dollars generated by the Fund to pay for research and brokerage services.

The Trustees noted that the completion of the Transaction would result in a long-term reciprocal distribution partnership between Amundi and Victory Capital, and that Victory Capital may benefit from Amundi’s ability to market the services of Victory Capital globally, including in an increase of the overall scale of Victory Capital. The Trustees considered that the Transaction would significantly increase Victory Capital’s assets under management and expand Victory Capital’s investment capabilities. The Trustees considered that this increased size and diversification could facilitate Victory Capital’s continued investment in its business and products, which Victory Capital would be able to leverage across a broader base of assets. The Trustees considered that Victory Capital and the Fund are expected to receive reciprocal intangible benefits from the relationship, including mutual brand recognition. The Trustees concluded that any such benefits received by Victory Capital as a result of its relationship with the Fund were reasonable.

Conclusion

After consideration of the factors described above as well as other factors, the Trustees, including the Independent Trustees, concluded that the Investment Advisory Agreement, including the fees payable thereunder, was fair and reasonable and voted to approve the Investment Advisory Agreement.

Victory Capital Management Inc. (“Victory Capital”) serves as the investment adviser to Victory Pioneer Equity Premium Income Fund (the “Fund”) pursuant to an investment advisory agreement between Victory Capital and the Fund (the “Investment Advisory Agreement”).

The Fund is newly-organized and was established in connection with the reorganization of Pioneer Equity Premium Income Fund (the “Predecessor Fund”) into the Fund (the “Reorganization”). The Predecessor Fund and the Fund entered into the Reorganization in connection with the contribution of Amundi Asset Management US, Inc. (“Amundi US”), the Predecessor Fund’s investment adviser, to Victory Capital Holdings, Inc. (“Victory Capital Holdings”), the parent company of Victory Capital (the “Transaction”). The Reorganization was approved by shareholders of the Predecessor Fund at a meeting held on April 28, 2025 and was consummated on May 2, 2025.

The Trustees of the Fund, including all of the Independent Trustees, met to consider the Investment Advisory Agreement at an in-person meeting held on December 16, 2024. The Independent Trustees also served on the Board of Trustees of the Predecessor Fund.

To assist the Trustees in their consideration of the Investment Advisory Agreement, Victory Capital provided extensive information to the Trustees regarding the Reorganization, the Transaction and the investment advisory services to be provided by Victory Capital under the Investment Advisory Agreement. Before and during the December 16, 2024 meeting, the Trustees sought additional information as they deemed necessary and appropriate. In connection with their consideration of the Investment Advisory Agreement, the Independent Trustees worked with their independent legal counsel to prepare requests for additional information that were submitted to Victory Capital and Amundi US. The Trustees’ requests for information sought information relevant to the Trustees’ consideration of the Investment Advisory Agreement and anticipated impacts of the Reorganization and the Transaction on the Fund and its shareholders. The Independent Trustees met with senior management representatives of Victory Capital and Amundi US on numerous occasions to discuss various aspects of the Reorganization and the Transaction, to review information provided to assist the Independent Trustees in their consideration of the Investment Advisory Agreement, the Reorganization and the Transaction, and to make supplemental due diligence requests for additional information from Victory Capital and Amundi US with respect to the Investment Advisory Agreement, the Reorganization and the Transaction. Victory Capital and Amundi US provided documents and information in response to the requests from the Independent Trustees, as well as made presentations to, and responded to questions from, the Independent Trustees.

Prior to voting on the Investment Advisory Agreement, the Independent Trustees reviewed the Reorganization, the Transaction and the Investment Advisory Agreement with representatives of Amundi US and Victory Capital, counsel to the Fund and counsel to the Independent Trustees. The Independent Trustees also reviewed the Reorganization, the Transaction and the Investment Advisory Agreement with their independent legal counsel in private sessions at which no representatives of Amundi US, Victory Capital or counsel to the Fund were present.

The Trustees’ evaluation of the Investment Advisory Agreement reflected information provided specifically in connection with their review of the Investment Advisory Agreement, as well as, where relevant, information that was previously furnished to the Independent Trustees in connection with the renewal of the Predecessor Fund’s investment advisory agreement with Amundi US (the “Predecessor Fund Investment Advisory Agreement”) at an in-person meeting of the Predecessor Fund’s Board of Trustees held on September 17, 2024 and at other meetings of the Predecessor Fund’s Board of Trustees throughout the prior year.

Among other things, the Trustees considered:

(i) that, in the Transaction, Amundi US would be combined into Victory Capital Holdings in exchange for shares of Victory Capital Holdings issued to Amundi Asset Management S.A.S. (“Amundi”), the parent company of Amundi US, without Amundi becoming a controlling stockholder of Victory Capital Holdings, and that Victory Capital Holdings and Amundi would establish a long-term reciprocal distribution partnership;

(ii) representations by Victory Capital regarding the reputation, experience, financial strength and resources of Victory Capital and its investment franchises;

(iii) that Victory Capital informed the Trustees that the portfolio managers of the Predecessor Fund were expected to continue to act as portfolio managers of the Fund following the consummation of the Reorganization as members of Pioneer Investments, a planned Victory Capital investment franchise, managing the Fund using the same investment approach under which the Predecessor Fund was managed, and the Trustees considered the historical investment performance record of the Predecessor Fund under such investment approach;

(iv) the non-investment resources, infrastructure and personnel of Victory Capital that would be involved in Victory Capital’s services to the Fund, including Victory Capital’s legal and operational structure, risk management, administrative, legal, compliance and cybersecurity functions;

(v) Victory Capital’s distribution capabilities, including its significant network of intermediary relationships, which may provide additional opportunities for the Fund to grow assets and lower fees and expenses through increased economies of scale;

(vi) Victory Capital’s broad distribution network and a large fund family of Victory Funds may also provide opportunities for asset growth for the Fund and economies of scale through the potential to negotiate lower fee rates from service providers and to determine based on the assets of the entire Victory Fund complex;

(vii) the fact that the contractual advisory fee rate payable by the Fund would be the same as the contractual advisory fee rate payable by the Predecessor Fund;

(viii) the fact that the Independent Trustees received full comparative fee and expense data in connection with their approval of the continuance of the Predecessor Fund Investment Advisory Agreement at the in-person meeting of the Predecessor Fund’s Board of Trustees held on September 17, 2024;

(ix) that Victory Capital agreed with the Trustees that, for at least three years after the closing of the Reorganization, Victory Capital would waive fees and/or reimburse expenses so that the Fund’s total net annual operating expenses (excluding certain customary items) does not exceed the lower of (i) the total net annual operating expenses associated with investing in the Predecessor Fund after application of expense limitation arrangements in effect for the Predecessor Fund, if any, or (ii) the total net annual operating expenses of the Predecessor Fund as of the end of the Predecessor Fund’s most recent fiscal year at the time of the closing of the Reorganization, and that the contractual expense limitation agreement permits Victory Capital to recoup advisory fees waived and expenses reimbursed for up to two years after the fiscal year in which the waiver or reimbursement took place, subject to the lesser of any operating expense limitation in effect at the time of: (1) the original waiver or expense reimbursement; or (2) recoupment, after giving effect to the recoupment amount;

(x) that the investment objective, principal investment strategies and principal risks of the Fund are the same as those of the Predecessor Fund;

(xi) that Victory Capital had acquired and integrated several investment management companies;

(xii) that Victory Capital had agreed to conduct, and use reasonable best efforts to cause its affiliates to conduct, its business in compliance with Section 15(f) of the 1940 Act so as not to impose an “unfair burden” on the Fund; and

(xiii) the potential benefits to the shareholders of the Fund, including continuity of portfolio management and operating efficiencies due to the greater scale of Victory Capital that may be achieved from the Reorganization.

Certain of these considerations are discussed in more detail below. The Trustees also requested, obtained and considered the following information in connection with their evaluation of the Reorganization, the Transaction and the Investment Advisory Agreement for the Fund:

(i) memoranda provided by Fund counsel that summarized the legal standards and other considerations that are relevant to the Trustees in their deliberations regarding the Investment Advisory Agreement; and

(ii) the financial statements of Victory Capital, a profitability analysis provided by Victory Capital, and an analysis from Victory Capital as to possible economies of scale. The Independent Trustees further considered materials provided in connection with their review of the Predecessor Fund Investment Advisory Agreement, including information regarding the qualifications of the investment management team for the Fund, as well as the level of investment by the Fund’s portfolio managers in the Fund. In addition, the Independent Trustees considered the information provided at and in connection with regularly scheduled meetings of the Board of Trustees of the Predecessor Fund throughout the year regarding the Predecessor Fund’s performance and risk attributes, including through meetings with investment management personnel, and took into account other information related to the Predecessor Fund provided to the Independent Trustees at regularly scheduled meetings.

At the December 16, 2024 meeting, based on their evaluation of the information provided, the Trustees including the Independent Trustees voting separately, approved the Investment Advisory Agreement. In approving the Investment Advisory Agreement, the Trustees considered various factors that they determined were relevant, including the factors described below. The Trustees did not identify any single factor as the controlling factor in their determinations.

Nature, Extent and Quality of Services

The Trustees considered that the Fund is newly-organized and was established in connection with the Reorganization. The Trustees considered that the investment objective, principal investment strategies and principal risks of the Fund are the same as those of the Predecessor Fund. The Trustees also considered Victory Capital’s representation that, under the Investment Advisory Agreement, the Fund would be managed using the same investment approach under which the Predecessor Fund was managed.

The Trustees considered the nature, extent and quality of the services that had been provided by Amundi US to the Predecessor Fund and that were expected to be provided by Victory Capital to the Fund following the consummation of the Reorganization, taking into account the investment objective and principal investment strategies of the Fund.

The Trustees considered information provided by Victory Capital regarding its business and operating structure, scale of operations, leadership and reputation. The Trustees also considered the capabilities, resources, and personnel of Victory Capital, in order to determine whether Victory Capital is capable of providing at least the same level of investment management services provided to the Predecessor Fund. The Trustees received information regarding Victory Capital’s plans to integrate Amundi US investment personnel into Victory Capital as members of Pioneer Investments, a Victory Capital investment franchise. The Independent Trustees noted that they had considered the qualifications of the portfolio managers at Amundi US at meetings of the Predecessor Fund’s Board of Trustees held prior to September 17, 2024.

The Trustees considered the non-investment resources, infrastructure and personnel of Victory Capital that would be involved in Victory Capital’s services to the Fund, including Victory Capital’s compliance, risk management, cybersecurity and legal resources and personnel. The Trustees also reviewed information provided by Victory Capital related to its business, legal, and regulatory affairs, including information regarding the resources available to Victory Capital to provide the services specified under the Investment Advisory Agreement. The Trustees also considered Victory Capital’s financial condition, and noted that Victory Capital was expected to be able to provide a high level of service to the Fund and continuously invest and re-invest in its investment management business. The Trustees considered that Amundi US supervised and monitored the performance of the Predecessor Fund’s service providers and provided the Predecessor Fund with personnel (including Fund officers) and other resources that were necessary for the Predecessor Fund’s business management and operations, and considered the personnel and resources that Victory Capital proposed to provide with respect to such services for the Fund under the Investment Advisory Agreement. The Trustees also considered that, as administrator, Amundi US was responsible for the administration of the Predecessor Fund’s business and other affairs and that, following the Reorganization, Victory Capital would be responsible for the administration of the Fund’s business and other affairs. The Trustees considered that the fees Victory Capital would charge for administration services were higher than the fees that Amundi US received as reimbursement for services rendered, and considered Victory Capital’s explanation of the reasons for the differences in administration fees charged by Victory Capital and Amundi US as well as the expense limitation arrangement proposed to be implemented for the Fund for at least three years following the completion of the Reorganization. Based on these considerations, the Trustees concluded that the nature, extent and quality of services that Victory Capital would provide to the Fund would be satisfactory and consistent with the terms of the Investment Advisory Agreement.

Performance of the Trust

The Fund is newly-organized and does not have a performance history. The Trustees considered that the Fund succeeded to the performance history of the Predecessor Fund in the Reorganization. In considering the Predecessor Fund’s performance, the Independent Trustees regularly reviewed and discussed throughout the year data and information comparing the Predecessor Fund’s performance with the performance of its peer group of funds, as classified by Morningstar, Inc. (Morningstar), and with the performance of the Predecessor Fund’s benchmark index. They also discussed the Predecessor Fund’s performance with the Predecessor Fund’s portfolio managers on a regular basis. The Independent Trustees’ regular reviews and discussions with respect to the Predecessor Fund were factored into the Trustees’ deliberations concerning the approval of the Investment Advisory Agreement.

In addition, the Trustees considered that the Predecessor Fund’s portfolio managers were expected to continue to act as portfolio managers of the Fund following the consummation of the Reorganization as members of Pioneer Investments, a Victory Capital investment franchise. The Trustees also considered that the investment objective and principal investment strategies of the Fund are the same as those of the Predecessor Fund.

Advisory Fee and Expenses

The Independent Trustees considered that the contractual advisory fee rate payable by the Fund under the Investment Advisory Agreement would be the same as the contractual advisory fee rate payable by the Predecessor Fund. The Independent Trustees also considered that, for at least three years after the close of the Reorganization, Victory Capital had agreed to waive fees and/or reimburse expenses of the Fund so that its total net operating expenses (excluding certain customary items) does not exceed the lower of (i) the total net annual operating expenses associated with investing in the Predecessor Fund after application of expense limitation arrangements in effect for the Predecessor Fund, if any, or (ii) the total net annual operating expenses of the Predecessor Fund as of the end of the Predecessor Fund’s most recent fiscal year, at the time of the closing of the Reorganization. The Independent Trustees also considered that they had received full comparative fee and expense data in connection with their approval of the continuance of the Predecessor Fund Investment Advisory Agreement at the in-person meeting of the Predecessor Fund’s Board of Trustees held on September 17, 2024. The Trustees concluded that the proposed advisory fee payable by the Fund to Victory Capital was reasonable in relation to the nature and quality of services to be provided by Victory Capital.

Profitability

The Trustees considered information provided by Victory Capital regarding the estimated profitability of Victory Capital with respect to the advisory services proposed to be provided by Victory Capital to the Fund, including the methodology used by Victory Capital in allocating certain of its costs to the management of the Fund. The Trustees also considered Victory Capital’s estimated profit margins in connection with the overall operation of the Fund. The Trustees considered the investments Victory Capital expected to make to support and grow the Pioneer funds brand and the costs to integrate the Amundi US/Pioneer Funds business into Victory Capital. The Trustees also considered information regarding Victory Capital’s profit margins with respect to the funds it currently manages. The Trustees considered Victory Capital’s representation that the fully integrated Amundi US/Pioneer Funds business, including investments to support ongoing growth, was expected to have a positive impact on Victory Capital’s overall financial profitability. The Trustees considered Victory Capital’s current profit margins in comparison to the limited industry data available and noted that the profitability of any adviser was affected by numerous factors, including its organizational structure and method for allocating expenses. The Trustees concluded that Victory Capital’s estimated profitability with respect to the management of the Fund was not unreasonable.

Economies of Scale

The Trustees considered the extent to which Victory Capital may realize economies of scale or other efficiencies in managing and supporting the Fund. The Trustees noted the breakpoints in the management fee schedule. The Trustees recognize that economies of scale are difficult to identify and quantify, and that, among other factors that may be relevant, are the following: fee levels, expense subsidization, investment by Victory Capital in research and analytical capabilities and Victory Capital’s commitment and resource allocation to the Fund. The Trustees noted that profitability also may be an indicator of the availability of any economies of scale, although profitability may vary for other reasons including due to reductions in expenses. The Trustees concluded that economies of scale, if any, would be appropriately shared with the Fund.

Other Benefits

The Trustees considered the other benefits that Victory Capital may enjoy from its relationship with the Fund. The Trustees considered the character and amount of fees to be paid by the Fund, other than under the Investment Advisory Agreement, for services to be provided by Victory Capital and its affiliates. The Trustees further considered the revenues and profitability of Victory Capital’s businesses other than the Fund business. To the extent applicable, the Trustees also considered the potential benefits to the Fund and to Victory Capital and its affiliates from the use of “soft” commission dollars generated by the Fund to pay for research and brokerage services.

The Trustees noted that the completion of the Transaction would result in a long-term reciprocal distribution partnership between Amundi and Victory Capital, and that Victory Capital may benefit from Amundi’s ability to market the services of Victory Capital globally, including in an increase of the overall scale of Victory Capital. The Trustees considered that the Transaction would significantly increase Victory Capital’s assets under management and expand Victory Capital’s investment capabilities. The Trustees considered that this increased size and diversification could facilitate Victory Capital’s continued investment in its business and products, which Victory Capital would be able to leverage across a broader base of assets. The Trustees considered that Victory Capital and the Fund are expected to receive reciprocal intangible benefits from the relationship, including mutual brand recognition. The Trustees concluded that any such benefits received by Victory Capital as a result of its relationship with the Fund were reasonable.

Conclusion

After consideration of the factors described above as well as other factors, the Trustees, including the Independent Trustees, concluded that the Investment Advisory Agreement, including the fees payable thereunder, was fair and reasonable and voted to approve the Investment Advisory Agreement.

Victory Capital Management Inc. (“Victory Capital”) serves as the investment adviser to Victory Pioneer CAT Bond Fund (the “Fund”) pursuant to an investment advisory agreement between Victory Capital and the Fund (the “Investment Advisory Agreement”).

The Fund is newly-organized and was established in connection with the reorganization of Pioneer CAT Bond Fund (the “Predecessor Fund”) into the Fund (the “Reorganization”). The Predecessor Fund and the Fund entered into the Reorganization in connection with the contribution of Amundi Asset Management US, Inc. (“Amundi US”), the Predecessor Fund’s investment adviser, to Victory Capital Holdings, Inc. (“Victory Capital Holdings”), the parent company of Victory Capital (the “Transaction”). The Reorganization was approved by shareholders of the Predecessor Fund at a meeting held on April 28, 2025 and was consummated on May 2, 2025. The Trustees of the Fund, including all of the Independent Trustees, met to consider the Investment Advisory Agreement at an in-person meeting held on December 16, 2024. The Independent Trustees also served on the Board of Trustees of the Predecessor Fund.

To assist the Trustees in their consideration of the Investment Advisory Agreement, Victory Capital provided extensive information to the Trustees regarding the Reorganization, the Transaction and the investment advisory services to be provided by Victory Capital under the Investment Advisory Agreement. Before and during the December 16, 2024 meeting, the Trustees sought additional information as they deemed necessary and appropriate. In connection with their consideration of the Investment Advisory Agreement, the Independent Trustees worked with their independent legal counsel to prepare requests for additional information that were submitted to Victory Capital and Amundi US. The Trustees’ requests for information sought information relevant to the Trustees’ consideration of the Investment Advisory Agreement and anticipated impacts of the Reorganization and the Transaction on the Fund and its shareholders. The Independent Trustees met with senior management representatives of Victory Capital and Amundi US on numerous occasions to discuss various aspects of the Reorganization and the Transaction, to review information provided to assist the Independent Trustees in their consideration of the Investment Advisory Agreement, the Reorganization and the Transaction, and to make supplemental due diligence requests for additional information from Victory Capital and Amundi US with respect to the Investment Advisory Agreement, the Reorganization and the Transaction. Victory Capital and Amundi US provided documents and information in response to the requests from the Independent Trustees, as well as made presentations to, and responded to questions from, the Independent Trustees.

Prior to voting on the Investment Advisory Agreement, the Independent Trustees reviewed the Reorganization, the Transaction and the Investment Advisory Agreement with representatives of Amundi US and Victory Capital, counsel to the Fund and counsel to the Independent Trustees. The Independent Trustees also reviewed the Reorganization, the Transaction and the Investment Advisory Agreement with their independent legal counsel in private sessions at which no representatives of Amundi US, Victory Capital or counsel to the Fund were present.

The Trustees’ evaluation of the Investment Advisory Agreement reflected information provided specifically in connection with their review of the Investment Advisory Agreement, as well as, where relevant, information that was previously furnished to the Independent Trustees in connection with the renewal of the Predecessor Fund’s investment advisory agreement with Amundi US (the “Predecessor Fund Investment Advisory Agreement”) at an in-person meeting of the Predecessor Fund’s Board of Trustees held on September 17, 2024 and at other meetings of the Predecessor Fund’s Board of Trustees throughout the prior year.

Among other things, the Trustees considered:

(i) that, in the Transaction, Amundi US would be combined into Victory Capital Holdings in exchange for shares of Victory Capital Holdings issued to Amundi Asset Management S.A.S. (“Amundi”), the parent company of Amundi US, without Amundi becoming a controlling stockholder of Victory Capital Holdings, and that Victory Capital Holdings and Amundi would establish a long-term reciprocal distribution partnership;

(ii) representations by Victory Capital regarding the reputation, experience, financial strength and resources of Victory Capital and its investment franchises;

(iii) that Victory Capital informed the Trustees that the portfolio managers of the Predecessor Fund were expected to continue to act as portfolio managers of the Fund following the consummation of the Reorganization as members of Pioneer Investments, a planned Victory Capital investment franchise, managing the Fund using the same investment approach under which the Predecessor Fund was managed, and the Trustees considered the historical investment performance record of the Predecessor Fund under such investment approach;

(iv) the non-investment resources, infrastructure and personnel of Victory Capital that would be involved in Victory Capital’s services to the Fund, including Victory Capital’s legal and operational structure, risk management, administrative, legal, compliance and cybersecurity functions;

(v) Victory Capital’s distribution capabilities, including its significant network of intermediary relationships, which may provide additional opportunities for the Fund to grow assets and lower fees and expenses through increased economies of scale;

(vi) Victory Capital’s broad distribution network and a large fund family of Victory Funds may also provide opportunities for asset growth for the Fund and economies of scale through the potential to negotiate lower fee rates from service providers and to determine based on the assets of the entire Victory Fund complex;

(vii) the fact that the contractual advisory fee rate payable by the Fund would be the same as the contractual advisory fee rate payable by the Predecessor Fund;

(viii) the fact that the Independent Trustees received full comparative fee and expense data in connection with their approval of the continuance of the Predecessor Fund Investment Advisory Agreement at the in-person meeting of the Predecessor Fund’s Board of Trustees held on September 17, 2024;

(ix) that Victory Capital agreed with the Trustees that, for at least three years after the closing of the Reorganization, Victory Capital would waive fees and/or reimburse expenses so that the Fund’s total net annual operating expenses (excluding certain customary items) does not exceed the lower of (i) the total net annual operating expenses associated with investing in the Predecessor Fund after application of expense limitation arrangements in effect for the Predecessor Fund, if any, or (ii) the total net annual operating expenses of the Predecessor Fund as of the end of the Predecessor Fund’s most recent fiscal year at the time of the closing of the Reorganization, and that the contractual expense limitation agreement permits Victory Capital to recoup advisory fees waived and expenses reimbursed for up to two years after the fiscal year in which the waiver or reimbursement took place, subject to the lesser of any operating expense limitation in effect at the time of: (1) the original waiver or expense reimbursement; or (2) recoupment, after giving effect to the recoupment amount;

(x) that the investment objective, principal investment strategies and principal risks of the Fund are the same as those of the Predecessor Fund;

(xi) that Victory Capital had acquired and integrated several investment management companies;

(xii) that Victory Capital had agreed to conduct, and use reasonable best efforts to cause its affiliates to conduct, its business in compliance with Section 15(f) of the 1940 Act so as not to impose an “unfair burden” on the Fund; and

(xiii) the potential benefits to the shareholders of the Fund, including continuity of portfolio management and operating efficiencies due to the greater scale of Victory Capital that may be achieved from the Reorganization.

Certain of these considerations are discussed in more detail below. The Trustees also requested, obtained and considered the following information in connection with their evaluation of the Reorganization, the Transaction and the Investment Advisory Agreement for the Fund:

(i) memoranda provided by Fund counsel that summarized the legal standards and other considerations that are relevant to the Trustees in their deliberations regarding the Investment Advisory Agreement; and

(ii) the financial statements of Victory Capital, a profitability analysis provided by Victory Capital, and an analysis from Victory Capital as to possible economies of scale. The Independent Trustees further considered materials provided in connection with their review of the Predecessor Fund Investment Advisory Agreement, including information regarding the qualifications of the investment management team for the Fund, as well as the level of investment by the Fund’s portfolio managers in the Fund. In addition, the Independent Trustees considered the information provided at and in connection with regularly scheduled meetings of the Board of Trustees of the Predecessor Fund throughout the year regarding the Predecessor Fund’s performance and risk attributes, including through meetings with investment management personnel, and took into account other information related to the Predecessor Fund provided to the Independent Trustees at regularly scheduled meetings.

At the December 16, 2024 meeting, based on their evaluation of the information provided, the Trustees including the Independent Trustees voting separately, approved the Investment Advisory Agreement. In approving the Investment Advisory Agreement, the Trustees considered various factors that they determined were relevant, including the factors described below. The Trustees did not identify any single factor as the controlling factor in their determinations.

Nature, Extent and Quality of Services

The Trustees considered that the Fund is newly-organized and was established in connection with the Reorganization. The Trustees considered that the investment objective, principal investment strategies and principal risks of the Fund are the same as those of the Predecessor Fund. The Trustees also considered Victory Capital’s representation that, under the Investment Advisory Agreement, the Fund would be managed using the same investment approach under which the Predecessor Fund was managed.

The Trustees considered the nature, extent and quality of the services that had been provided by Amundi US to the Predecessor Fund and that were expected to be provided by Victory Capital to the Fund following the consummation of the Reorganization, taking into account the investment objective and principal investment strategies of the Fund.

The Trustees considered information provided by Victory Capital regarding its business and operating structure, scale of operations, leadership and reputation. The Trustees also considered the capabilities, resources, and personnel of Victory Capital, in order to determine whether Victory Capital is capable of providing at least the same level of investment management services provided to the Predecessor Fund. The Trustees received information regarding Victory Capital’s plans to integrate Amundi US investment personnel into Victory Capital as members of Pioneer Investments, a Victory Capital investment franchise. The Independent Trustees noted that they had considered the qualifications of the portfolio managers at Amundi US at meetings of the Predecessor Fund’s Board of Trustees held prior to September 17, 2024.

The Trustees considered the non-investment resources, infrastructure and personnel of Victory Capital that would be involved in Victory Capital’s services to the Fund, including Victory Capital’s compliance, risk management, cybersecurity and legal resources and personnel. The Trustees also reviewed information provided by Victory Capital related to its business, legal, and regulatory affairs, including information regarding the resources available to Victory Capital to provide the services specified under the Investment Advisory Agreement. The Trustees also considered Victory Capital’s financial condition, and noted that Victory Capital was expected to be able to provide a high level of service to the Fund and continuously invest and re-invest in its investment management business. The Trustees considered that Amundi US supervised and monitored the performance of the Predecessor Fund’s service providers and provided the Predecessor Fund with personnel (including Fund officers) and other resources that were necessary for the Predecessor Fund’s business management and operations, and considered the personnel and resources that Victory Capital proposed to provide with respect to such services for the Fund under the Investment Advisory Agreement. The Trustees also considered that, as administrator, Amundi US was responsible for the administration of the Predecessor Fund’s business and other affairs and that, following the Reorganization, Victory Capital would be responsible for the administration of the Fund’s business and other affairs. The Trustees considered that the fees Victory Capital would charge for administration services were higher than the fees that Amundi US received as reimbursement for services rendered, and considered Victory Capital’s explanation of the reasons for the differences in administration fees charged by Victory Capital and Amundi US as well as the expense limitation arrangement proposed to be implemented for the Fund for at least three years following the completion of the Reorganization. Based on these considerations, the Trustees concluded that the nature, extent and quality of services that Victory Capital would provide to the Fund would be satisfactory and consistent with the terms of the Investment Advisory Agreement.

Performance of the Fund

The Fund is newly-organized and does not have a performance history. The Trustees considered that the Fund succeeded to the performance history of the Predecessor Fund in the Reorganization. In considering the Predecessor Fund’s performance, the Independent Trustees regularly reviewed and discussed throughout the year data and information comparing the Predecessor Fund’s performance with the performance of its peer group of funds, as classified by Morningstar, Inc. (Morningstar), and with the performance of the Predecessor Fund’s benchmark index. They also discussed the Predecessor Fund’s performance with the Predecessor Fund’s portfolio managers on a regular basis. The Independent Trustees’ regular reviews and discussions with respect to the Predecessor Fund were factored into the Trustees’ deliberations concerning the approval of the Investment Advisory Agreement.

In addition, the Trustees considered that the Predecessor Fund’s portfolio managers were expected to continue to act as portfolio managers of the Fund following the consummation of the Reorganization as members of Pioneer Investments, a Victory Capital investment franchise. The Trustees also considered that the investment objective and principal investment strategies of the Fund are the same as those of the Predecessor Fund.

Advisory Fee and Expenses

The Independent Trustees considered that the contractual advisory fee rate payable by the Fund under the Investment Advisory Agreement would be the same as the contractual advisory fee rate payable by the Predecessor Fund. The Independent Trustees also considered that, for at least three years after the close of the Reorganization, Victory Capital had agreed to waive fees and/or reimburse expenses of the Fund so that its total net operating expenses (excluding certain customary items) does not exceed the lower of (i) the total net annual operating expenses associated with investing in the Predecessor Fund after application of expense limitation arrangements in effect for the Predecessor Fund, if any, or (ii) the total net annual operating expenses of the Predecessor Fund as of the end of the Predecessor Fund’s most recent fiscal year, at the time of the closing of the Reorganization. The Independent Trustees also considered that they had received full comparative fee and expense data in connection with their approval of the continuance of the Predecessor Fund Investment Advisory Agreement at the in-person meeting of the Predecessor Fund’s Board of Trustees held on September 17, 2024. The Trustees concluded that the proposed advisory fee payable by the Fund to Victory Capital was reasonable in relation to the nature and quality of services to be provided by Victory Capital.

Profitability

The Trustees considered information provided by Victory Capital regarding the estimated profitability of Victory Capital with respect to the advisory services proposed to be provided by Victory Capital to the Fund, including the methodology used by Victory Capital in allocating certain of its costs to the management of the Fund. The Trustees also considered Victory Capital’s estimated profit margins in connection with the overall operation of the Fund. The Trustees considered the investments Victory Capital expected to make to support and grow the Pioneer funds brand and the costs to integrate the Amundi US/Pioneer Funds business into Victory Capital. The Trustees also considered information regarding Victory Capital’s profit margins with respect to the funds it currently manages. The Trustees considered Victory Capital’s representation that the fully integrated Amundi US/Pioneer Funds business, including investments to support ongoing growth, was expected to have a positive impact on Victory Capital’s overall financial profitability. The Trustees considered Victory Capital’s current profit margins in comparison to the limited industry data available and noted that the profitability of any adviser was affected by numerous factors, including its organizational structure and method for allocating expenses. The Trustees concluded that Victory Capital’s estimated profitability with respect to the management of the Fund was not unreasonable.

Economies of Scale

The Trustees considered the extent to which Victory Capital may realize economies of scale or other efficiencies in managing and supporting the Fund. The Trustees noted the breakpoints in the management fee schedule. The Trustees recognize that economies of scale are difficult to identify and quantify, and that, among other factors that may be relevant, are the following: fee levels, expense subsidization, investment by Victory Capital in research and analytical capabilities and Victory Capital’s commitment and resource allocation to the Fund. The Trustees noted that profitability also may be an indicator of the availability of any economies of scale, although profitability may vary for other reasons including due to reductions in expenses. The Trustees concluded that economies of scale, if any, would be appropriately shared with the Fund.

Other Benefits

The Trustees considered the other benefits that Victory Capital may enjoy from its relationship with the Fund. The Trustees considered the character and amount of fees to be paid by the Fund, other than under the Investment Advisory Agreement, for services to be provided by Victory Capital and its affiliates. The Trustees further considered the revenues and profitability of Victory Capital’s businesses other than the Fund business. To the extent applicable, the Trustees also considered the potential benefits to the Fund and to Victory Capital and its affiliates from the use of “soft” commission dollars generated by the Fund to pay for research and brokerage services.

The Trustees noted that the completion of the Transaction would result in a long-term reciprocal distribution partnership between Amundi and Victory Capital, and that Victory Capital may benefit from Amundi’s ability to market the services of Victory Capital globally, including in an increase of the overall scale of Victory Capital. The Trustees considered that the Transaction would significantly increase Victory Capital’s assets under management and expand Victory Capital’s investment capabilities. The Trustees considered that this increased size and diversification could facilitate Victory Capital’s continued investment in its business and products, which Victory Capital would be able to leverage across a broader base of assets. The Trustees considered that Victory Capital and the Fund are expected to receive reciprocal intangible benefits from the relationship, including mutual brand recognition. The Trustees concluded that any such benefits received by Victory Capital as a result of its relationship with the Fund were reasonable.

Conclusion

After consideration of the factors described above as well as other factors, the Trustees, including the Independent Trustees, concluded that the Investment Advisory Agreement, including the fees payable thereunder, was fair and reasonable and voted to approve the Investment Advisory Agreement.

ITEM 12. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES. (Unaudited)

A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company’s investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company’s investment adviser, or any other third party, that the company uses, or that are used on the company’s behalf, to determine how to vote proxies relating to portfolio securities.

N/A

ITEM 13. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

(a) If the registrant is a closed-end management investment company that is filing an annual report on this Form N-CSR, provide the following information:

(1) State the name, title, and length of service of the person or persons employed by or associated with the registrant or an investment adviser of the registrant who are primarily responsible for the day-to-day management of the registrant’s portfolio (“Portfolio Manager”). Also state each Portfolio Manager’s business experience during the past 5 years.

N/A

ITEM 14. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

(a) If the registrant is a closed-end management investment company, in the following tabular format, provide the information specified in paragraph (b) of this Item with respect to any purchase made by or on behalf of the registrant or any affiliated purchaser, as defined in Rule 10b-18(a)(3) under the Exchange Act (17 CFR 240.10b-18(a)(3)), of shares or other units of any class of the registrant’s equity securities that is registered by the registrant pursuant to Section 12 of the Exchange Act (15 U.S.C. 781).

N/A

ITEM 15. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Describe any material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-R(17 CFR 229.407)(as required by Item 22(b)(15)) of Schedule 14A (17 CFR 240.14a-101), or this Item.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of directors since the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-R of Schedule 14(A) in its definitive proxy statement, or this item.

ITEM 16. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant’s principal executive and principal financials officers, or persons performing similar functions, regarding the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30(a)-3(b) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures are effective based on the evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) Disclose any change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

(a) If the registrant is a closed-end management investment company, provide the following dollar amounts of income and compensation related to the securities lending activities of the registrant during its most recent fiscal year:

N/A

(1) Gross income from securities lending activities;

N/A

(2) All fees and/or compensation for each of the following securities lending activities and related services: any share of revenue generated by the securities lending program paid to the securities lending agent(s) (revenue split); fees paid for cash collateral management services (including fees deducted from a pooled cash collateral reinvestment vehicle) that are not included in the revenue split; administrative fees that are not included in the revenue split; fees for indemnification that are not included in the revenue split; rebates paid to borrowers; and any other fees relating to the securities lending program that are not included in the revenue split, including a description of those other fees;

N/A

(3) The aggregate fees/compensation disclosed pursuant to paragraph (2); and

N/A

(4) Net income from securities lending activities (i.e., the dollar amount in paragraph (1) minus the dollar amount in paragraph (3)).

If a fee for a service is included in the revenue split, state that the fee is included in the revenue split.

N/A

(b) If the registrant is a closed-end management investment company, describe the services provided to the registrant by the securities lending agent in the registrants most recent fiscal year.

N/A

Item 18. RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

N/A

ITEM 19. EXHIBITS.

(a) File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) , exactly as set forth below:

Filed herewith.

(b) Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(3) Not applicable.

SIGNATURES

[See General Instruction F]

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Victory Portfolios IV

By (Signature and Title)* /s/ Thomas Dusenberry

Thomas Dusenberry, President and Principal Executive Officer

Date August 1, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Thomas Dusenberry

Thomas Dusenberry, President and Principal Executive Officer

Date August 1, 2025

By (Signature and Title)* /s/ Carol D. Trevino

Carol D. Trevino, Treasurer Principal Financial Officer

Date August 1, 2025

*	Print the name and title of each signing officer under his or her signature.

August 1, 2025

Registrant	File No.	Form	Original Filing Date	Amended Filing Date	Explanation
Victory Portfolios IV	811-24019	N-CSRS	7/8/2025	8/1/2025	The Registrant has revised Form N-CSRS for the period ending April 30, 2025. This update includes a response to ITEM 9. PROXY DISCLOSURE FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES, which was inadvertently omitted.